UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-62692

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 27	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 40	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 201 2

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 201 2 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

America's marketFLEX® Annuity
Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-4
The date of this prospectus is May 1, 201 2 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 201 2 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 34 .

T o obtain free copies of the Statement of Additional Information or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Direxion Insurance Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Guggenheim Variable Fund
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

1

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate variable annuity payments.

Charitable Remainder Trust- A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract Owner- The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall also mean the Contract Owner.

Contract Value- The total value of all Accumulation Units held under the contract and any amount transferred as a loan to the collateral fixed account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.  In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Simplified Employee Pension IRA ("SEP IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.

Valuation Period ("Valuation Day")- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-4, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	6
Synopsis of the Contracts	7
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	8
Financial Statements	8
Nationwide Life Insurance Company	8
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
Contacting the Service Center	10
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Profitability
Contract Modification
Standard Charges and Deductions	12
Underlying Mutual Fund Annual Expenses
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	14
No CDSC Option
Death Benefit Options
Extra Value Option
Removal of Variable Account Charges	17
Contract Ownership	17
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	18
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Frequent Trading and Transfer Restrictions
Transfers After Annuitization
Transfer Requests
Right to Examine and Cancel	23
Surrender (Redemption) Prior to Annuitization	23
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	24
Surrenders Under Certain Plan Types	24
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity

3

Table of Contents (continued)	Page
Loan Privilege	25
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	26
Contract Owner Services	26
Systematic Withdrawals
Annuity Commencement Date	27
Annuitizing the Contract	27
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	29
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	30
Legal Proceedings	30
Table of Contents of the Statement of Additional Information	34
Appendix A: Underlying Mutual Funds	35
Appendix B: Condensed Financial Information	50
Appendix C: Contract Types and Tax Information	82

4

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Range of CDSC over time:									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$252
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.15%
No CDSC Option Charge Total Variable Account Charges (including this option only)	0.20%5 1.35%
Death Benefit Options (an applicant may purchase one death benefit option as a replacement for the standard death benefit)
Highest Anniversary Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.20% 1.35%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge (no longer available for election) Total Variable Account Charges (including this option only)	0.25% 1.40%
3% Extra Value Option Charge Total Variable Account Charges (including this option only)	0.45%6 1.60%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.15%
No CDSC Option Charge	0.20%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge	0.25%
3% Extra Value Option Charge	0.45%

Maximum Possible Total Variable Account Charges	2.05%

5

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 201 1 , charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.54%	5.51%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.05%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 5.51%)	$1,394	$2,712	$3,943	$6,967	*	$2,312	$3,743	$6,967	$794	$2,312	$3,743	$6,967
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.54%)	$872	$1,235	$1,623	$3,016	*	$835	$1,423	$3,016	$272	$835	$1,423	$3,016

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:
(1) is the lesser of (a) or (b) where:
(a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;
(b) is 10% of contract value; and
(2) is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.
2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
5 Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
6 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

6

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-Only Contracts;

•	Non-Qualified Contracts;

•	Roth IRAs;

•	Simple IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs"); and

•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

For more detailed information with regard to the differences in the contract types, please see "Appendix C:  Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRA	$10,000	$500
Simple IRA	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-Only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.
**Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states .

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one A nnuitant or owned by any one Contract Owner to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Charges and Expenses

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

7

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract, unless the Contract Owner elected the No CDSC Option at the time of application.

The CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC if assessed, will not exceed 7% of purchase payments surrendered.

A No CDSC Option is available under the contract at the time of application.  If the Contract Owner elects the No CDSC Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application.  Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account if the Contract Owner elects the Highest Anniversary Death Benefit Option or 0.25% of the Daily Net Assets of the Variable Account if the Contract Owner elects the Highest Anniversary or 5% Enhanced Death Benefit Option.  The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If an eligible Contract Owner elects the Extra Value Option on the application, Nationwide will credit the contract 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide will discontinue deducting this charge 7 years from the date the contract was issued.  Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Charges Assessed for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract (1.15%) will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued, regardless whether the contract was annuitized during that period.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.   Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract and applicable federal and state income tax withholding.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").

Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting the Service Center.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

8

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A.  The Variable Account was established on October 7, 1987, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center.   Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

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Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination , or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com .

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, loans, availability of certain optional benefits, free look rights, Extra Value Option recapture provisions, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

Nationwide will not contest the contract.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and

10

optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.

Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 201 1 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund

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to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

Nationwide may realize a profit from this charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other

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promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

If the Contract Owner elects the No CDSC Option at the time of application, no CDSC will be assessed on surrenders.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)	is the lesser of (a) or (b) where:

(a)  is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;

(b) is 10% of Contract Value; and

(2)	is an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract over 7 years.

No CDSC applies to transfers among Sub-Accounts.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties.  Please see "Partial Surrenders (Partial Redemptions)"" later in this prospectus.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds."

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If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.  Nationwide will provide Contract Owners with written notice when allocations to an underlying mutual fund are limited to the redemption fee share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

No CDSC Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, the Contract Owner may withdraw amounts in excess of the 10% CDSC-free withdrawal amount without incurring a CDSC.  Withdrawals not subject to CDSC may be subject to taxation and tax penalties.  (See "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information.)  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

For an additional charge, the Contract Owner may elect one of the following death options in lieu of the standard death benefit.

If the Contract Owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.20% (for the Highest Anniversary Death Benefit Option) or 0.25% (for the Highest Anniversary or 5% Enhanced Death Benefit Option) of the Daily Net Assets of the Variable Account, depending upon which option was chosen.  The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  Nationwide may realize a profit from the charge assessed for these options.  Each benefit is described below.

Highest Anniversary Death Benefit

If the annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  If the annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

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(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday.  Such total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each death benefit option has a Spousal Protection Feature.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available for all contract types except Charitable Remainder Trusts, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the Contract Owner;

(2)	the spouses must be co-annuitants;

(3)	both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)	the spouses must each be named as beneficiaries;

(5)	no person other than the spouse may be named as Contract Owner, annuitant or primary beneficiary;

(6)
if both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the Contract Owner);

(7)
if a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant;

(8)
if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the Service Center.   In addition, the date of marriage must be after the election of the death benefit option; and

(9)	if the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

Long Term Care Facility and Terminal Illness Benefit

In addition, both death benefit options have a Long Term Care Facility and Terminal Illness Benefit at no additional charge provided the conditions described below are satisfied.   This benefit is not available in every state.

Under this provision, n o CDSC will be charged if:

(1)	the third contract anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(2)
the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.  In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Extra Value Option

Applicants should be aware of the following prior to electing an E xtra V alue O ption:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the  Extra Value Option credit but will be assessed the E xtra V alue Option charge) should carefully examine the E xtra V alue O ption and consult their financial advisor regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Ealue Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount

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subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the E xtra V alue O ption and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, the Contract Owner can purchase an Extra Value Option at the time of application.  The additional charge of 0.45% funds the credit to the contract if the Extra Value Option is elected.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

In exchange for electing the Extra Value Option and paying the charge as described above, Nationwide will apply a credit of 3% of all purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide's general account.  The amount credited will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this option are considered earnings, not purchase payments.

The option of electing the Extra Value Option allows prospective Contract Owners to choose between two different Variable Account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total Variable Account charges under the contract will be an annualized rate of 1.60% of the Daily Net Assets of the Variable Account for the first 7 years of the contract.  If the Extra Value Option is not elected, total Variable Account charges will be an annualized rate of 1.15% (assuming no other contract options are elected) of the Daily Net Assets of the Variable Account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective Contract Owner believes it is more advantageous to have:

(a)	a 1.60% Variable Account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

(b)	a 1.15% Variable Account charge for the first 7 years of the contract, and after, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total Variable Account charges of 1.60%) and contracts with no additional contract options (total Variable Account charges of 1.15%).  The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of Variable Account charges at an annualized rate of 1.15% (base contract) and 1.60% (contract with only the Extra Value Option) of the Daily Net Assets of the Variable Account; and

(c)	an assumed annual rate of return before charges of 7.97% for all years for a period of 10 years.

7.97% Rate of Return

Contract Year	Base Contract (1.15% total charges)	Contract With Extra Value Option (1.60% total charges)
0	$100,000	$103,000
1	$106,725	$109,464
2	$113,903	$116,334
3	$121,564	$123,635
4	$129,740	$131,394
5	$138,465	$139,639
6	$147,778	$148,403
7	$157,716	$157,716
8	$168,323	$168,323
9	$179,644	$179,644
10	$191,726	$191,726

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.97%) the number of Contract Years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the Contract Owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)
withdrawals that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC but for the fact the Contract Owner elected the No CDSC Option) are taken before the end of the 7th Contract Year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount.  In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuity, SEP IRAs, or Simple IRAs upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.  That is, Nationwide bears the risk of loss and the potential for gain during the free look period in those states that require the return of purchase payments.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are (or would be) subject to a CDSC, including withdrawals that

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would be subject to a CDSC except that the Contract Owner elected the No CDSC Option, subjects a part of the amount credited to recapture.  For example, if a Contract Owner withdraws 13% of purchase payments made within the first Contract Year, 3% of the amount credited will be recaptured by Nationwide, since the Contract Owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  Thus, to determine the amount credited that is subject to recapture, Nationwide will:

(1)	determine the percentage of the Contract Value subject to CDSC including the percentage of the Contract Value that would be subject to CDSC except the Contract Owner elected the No CDSC Option; and

(2)	multiply the percentage from (1) by the total credited amount.

The additional charge of 0.45% of the Daily Net Assets in the Variable Account will continue to be assessed on the amount remaining after the partial surrender.

The amount recaptured will be taken from the Sub-Accounts in the same proportion as allocated by the Contract Owner at the time of the withdrawal.   Recapture amounts may vary by state.

No amount credited will be subject to recapture after the 7th contract anniversary or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.

After the end of the first 7 Contract Years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: (1) the adjustment of contract expenses , and (2) the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in Contract Ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in Contract Ownership must be submitted in writing and recorded at the Service Center.   No change will be effective unless and until it is received and recorded at the Service Center.   Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The Contract Owner may also request a change in the A nnuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at the Service Center before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the A nnuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the A nnuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

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Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the A nnuitant dies before the Annuitization Date and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to the Service Center.   Once Nationwide has recorded the change, it will be effective as of the date the change was signed, whether or not the Contract Owner was living at the time the change was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The A nnuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an A nnuitant of greater age.  The A nnuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the A nnuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the A nnuitant's lifetime by submitting a written request to the Service Center.   Once recorded, the change will be effective as of the date the change was signed, whether or not the A nnuitant was living at the time the change was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRAs	$10,000	$500
Simple IRAs	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.

**Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states .

If the Contract Owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one A nnuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the A nnuitant or co-annuitant. If upon notification of death of the Contract Owner(s), the A nnuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center .  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete the application.  If the application is not completed within 5 business days after receipt at the Service Center , the prospective purchaser will be informed of the reason for the delay.  The purchase payment

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will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received at the Service Center .  Transfers must be received at the Service Center no later than 3:00 pm EST to be processed in the current Valuation Period. The deadline will be extended to 3:35 pm EST for transactions submitted electronically through Nationwide's internet website (www.nationwide.com).  Nationwide will not accept any request for transactions between the applicable deadline and the close of the NYSE.  Transactions received at the Service Center after the close of the NYSE will be treated as received by Nationwide on the next Valuation Date .

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner on the application .  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center .  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Any request for a change that would result in an amount less than 1% of purchase payments being allocated to any Sub-Account will not be honored and the allocations among the Sub-Accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the value of amounts allocated to the Sub-Accounts of the Variable Account.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.15% to 2. 05 % of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

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Transfers Prior to Annuitization

Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.

Frequent Trading and Transfer Restrictions

Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one sub- account to another).  These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds."  The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading.  These Sub-Accounts are referred to as "Limited Transfer Funds."  Lists of the Actively Traded Funds and Limited Transfer Funds appear at the end of this section.

Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors.  Frequent transfers among the Limited Transfer Funds can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds.  Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.

If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 Sub-Accounts will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.

Nationwide will apply the following guidelines to the Limited Transfer Funds except for the Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class II, underlying mutual funds of Guggenheim Variable Fund , and underlying mutual funds of the Rydex Variable Trust:

Trading Behavior	Nationwide's Response
6 or more transfer events involving Limited Transfer Funds in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events involving Limited Transfer Funds exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

More than 11 transfer events involving Limited Transfer Funds in 2 consecutive calendar quarters OR More than 20 transfer events involving Limited Transfer Funds in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S.mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1st (see "Other Restrictions").

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Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, A nnuitants, and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges into a specific underlying mutual fund by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests into one or more underlying mutual funds based upon instruction from the underlying mutual fund.

Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchase requests.  If an underlying mutual fund refuses to accept a purchase request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Transfers After Annuitization

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet to the Service Center .  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time with advanced written notice.

Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST).  Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 25 minutes before the close of the NYSE (generally 3:35 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.

Actively Traded Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").

Direxion Insurance Trust
•	Dynamic VP HY Bond Fund

Guggenheim Variable Fund
•	CLS AdvisorOne Amerigo
•	CLS AdvisorOne Clermont
•	CLS AdvisorOne Select Allocation

ProFunds
•	ProFund VP Access High Yield Fund
•	ProFund VP Asia 30
•	ProFund VP Banks
•	ProFund VP Basic Materials
•	ProFund VP Bear
•	ProFund VP Biotechnology
•	ProFund VP Bull
•	ProFund VP Consumer Goods
•	ProFund VP Consumer Services
•	ProFund VP Emerging Markets
•	ProFund VP Europe 30
•	ProFund VP Financials
•	ProFund VP Health Care
•	ProFund VP Industrials
•	ProFund VP International
•	ProFund VP Internet
•	ProFund VP Japan
•	ProFund VP NASDAQ-100
•	ProFund VP Oil & Gas
•	ProFund VP Pharmaceuticals
•	ProFund VP Precious Metals
•	ProFund VP Real Estate

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•	ProFund VP Rising Rates Opportunity
•	ProFund VP Semiconductor
•	ProFund VP Short Emerging Markets
•	ProFund VP Short International
•	ProFund VP Short NASDAQ-100
•	ProFund VP Technology
•	ProFund VP Telecommunications
•	ProFund VP U.S. Government Plus
•	ProFund VP UltraNASDAQ-100
•	ProFund VP UltraShort NASDAQ-100
•	ProFund VP Utilities

Rydex Variable Trust
•	Banking Fund
•	Basic Materials Fund
•	Biotechnology Fund
•	Consumer Products Fund
•	Dow 2x Strategy Fund
•	Electronics Fund
•	Energy Fund
•	Energy Services Fund
•	Europe 1.25x Strategy Fund
•	Financial Services Fund
•	Government Long Bond 1.2x Strategy Fund
•	Health Care Fund
•	Internet Fund
•	Inverse Dow 2x Strategy Fund
•	Inverse Government Long Bond Strategy Fund
•	Inverse Mid-Cap Strategy Fund
•	Inverse NASDAQ-100® Strategy Fund
•	Inverse Russell 2000® Strategy Fund
•	Inverse S&P 500 Strategy Fund
•	Japan 2x Strategy Fund
•	Leisure Fund
•	Mid-Cap 1.5x Strategy Fund
•	NASDAQ-100® 2x Strategy Fund
•	NASDAQ-100® Fund
•	Nova Fund
•	Precious Metals Fund
•	Real Estate Fund
•	Retailing Fund
•	Russell 2000® 1.5x Strategy Fund
•	S&P 500 2x Strategy Fund
•	S&P 500 Pure Growth Fund
•	S&P 500 Pure Value Fund
•	S&P MidCap 400 Pure Growth Fund
•	S&P MidCap 400 Pure Value Fund
•	S&P SmallCap 600 Pure Growth Fund
•	S&P SmallCap 600 Pure Value Fund
•	Strengthening Dollar 2x Strategy Fund
•	Technology Fund
•	Telecommunications Fund
•	Transportation Fund
•	Utilities Fund
•	Weakening Dollar 2x Strategy Fund

Limited Transfer Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund:Class III
•	American Century VP Ultra Fund: Class III
•	American Century VP Value Fund: Class III

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund: Class III

Credit Suisse Trust
•	Commodity Return Strategy Portfolio

Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Portfolio: Service Class 2
•	VIP Contrafund ® Portfolio: Service Class 2R
•	VIP Equity-Income Portfolio: Service Class 2R
•	VIP Growth Portfolio: Service Class 2R
•	VIP High Income Portfolio: Service Class 2R

Franklin Templeton Variable Insurance Products Trust
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2

Guggenheim Variable Fund
•	All-Asset Aggressive Strategy
•	All-Asset Conservative Strategy
•	All-Asset Moderate Strategy
•	Alternative Strategies Allocation
•	DWA Flexible Allocation
•	DWA Sector Rotation
•	Managed Futures Strategy
•	Multi-Hedge Strategies
•	U.S. Long Short Momentum

Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy

MFS ® Variable Insurance Trust II
•	MFS Global Tactical Allocation Portfolio: Service Class

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II

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•	NVIT Core Plus Bond Fund: Class II
•	NVIT Emerging Markets Fund: Class III
•	NVIT Government Bond Fund: Class III
•	NVIT Investor Destinations Funds
o	NVIT Investor Destination Aggressive Fund: Class VI
o	NVIT Investor Destinations Balanced Fund: Class VI
o	NVIT Investor Destinations Capital Appreciation Fund: Class VI
o	NVIT Investor Destination Conservative Fund: Class VI
o	NVIT Investor Destination Moderate Fund: Class VI
o	NVIT Investor Destination Moderately Aggressive Fund: Class VI
o	NVIT Investor Destination Moderately Conservative Fund: Class VI
•	NVIT Money Market Fund: Class II
•	NVIT Multi-Manager International Growth Fund: Class VI
•	NVIT Multi-Manager International Value Fund-Class VI
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class III
•	NVIT Multi-Manager Small Cap Value Fund: Class III
•	NVIT Multi-Manager Small Company Fund: Class III
•	NVIT Nationwide Fund: Class III
•	NVIT Short Term Bond Fund: Class II

PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class
•	Commodity RealReturn® Strategy Portfolio: Advisor Class
•	Emerging Markets Bond Portfolio: Advisor Class
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Global Bond (Unhedged): Advisor Class
•	High Yield Portfolio: Advisor Class
•	Low Duration Portfolio: Advisor Class
•	Total Return Portfolio: Advisor Class

Pioneer Variable Contracts Trust
•	Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer High Yield VCT Portfolio: Class II

Rydex Variable Trust
•	Commodities Strategy Fund

The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II
•	Global Real Estate Portfolio: Class II
•	Global Tactical Asset Allocation Portoflio: Class II

Van Eck VIP Trust
•	Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Multi-Manager Alternatives Fund: Initial Class

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look/cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Please see "Extra Value Option" for a description of the recapture of the amount credited under the Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the A nnuitant's death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax (see "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information").

Surrender requests must be submitted in writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

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Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days after the request is received at the Service Center .  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Partial Surrenders (Partial Redemptions)

For partial surrenders, Nationwide will surrender Accumulation Units from the Sub-Accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Registered Representative Fees

The contract may be available for use with investment accounts sold by registered representatives.  Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus.  Fees for those accounts would be specified in the respective account agreements with the registered representative.  Selection of an investment advisor is at the complete discretion of the Contract Owner.  Nationwide is not affiliated with and does not endorse such advisors , and makes no representations as to their qualifications.  Some Contract Owners may authorize such advisors to take partial surrenders from the contract to pay advisory or management fees.  Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties (see "Waiver of Contingent Deferred Sales Charges").

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit; and

•	any outstanding loan balance plus accrued interest.

A CDSC may apply.

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC-free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the

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Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.   Loans may not be available in every state.   Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.

No CDSC will be deducted on transfers related to loan processing.

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Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan , plus accrued interest , if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/ A nnuitant dies;

•	the Contract Owner who is not the A nnuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the A nnuitant is alive.  Once proper notice of assignment is recorded at the Service Center , the assignment will become effective as of the date the written request was signed.

Investment-Only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center .

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.  If the Contract Owner did not elect the No CDSC Option and chooses to take Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.

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This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	the lesser of (a) or (b) where:

(a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months), minus withdrawals made from the contract that were subject to a CDSC; and

(b) is 10% of Contract Value;

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code ; or

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the Systematic Withdrawal program is recorded by the Service Center.   For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.

The Annuity Commencement Date may not be later than the first day of the first calendar month after the A nnuitant's 90th birthday unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than:

•	the age (or date) specified in the contract (the Annuity Commencement Date as specified by the Contract Owner and reflected on the contract's data page); or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For contracts issued as a Non-Qualified Contract or as a Roth-IRA contract, the Annuity Commencement Date is the Contract Owner's 90th birthday unless the Contract Owner specifies otherwise.

For all other types of contracts, the Annuity Commencement Date is the date when the Contract Owner reaches age 70½ unless the Contract Owner specifies otherwise.  The Contract Owner may not, however, extend the Annuity Commencement Date to a date after the Contract Owner's 90th birthday.  For joint owners the older Contract Owner's age will be used.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the A nnuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

If the Contract Owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the A nnuitant's age (in

27

accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in "Appendix A: Underwriting Mutual Funds."

The first payment under a variable payment annuity is determined on the Annuitization Date based on the A nnuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the Valuation Period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the A nnuitant.  Payments will end upon the A nnuitant's death.  For example, if the A nnuitant dies before the second annuity payment date, the A nnuitant will receive only one annuity payment.  The A nnuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the A nnuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case of the Life Annuity payment option, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.  Therefore, it is possible that if the A nnuitant dies before the second annuity payment date, the A nnuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the A nnuitant.  If the A nnuitant dies before all of the guaranteed payments have been made, payments

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will continue to the end of the guaranteed period and will be paid to a designee chosen by the A nnuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the A nnuitant's death.

If the Contract Owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the Contract Owner who is not the A nnuitant dies before the Annuitization Date, no death benefit is payable and the joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the last surviving Contract Owner's estate becomes the Contract Owner.

If the Contract Owner and A nnuitant are the same, and the Contract Owner/ A nnuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

Death of Annuitant - Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the A nnuitant and no death benefit is payable.

If no beneficiaries survive the Annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the A nnuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the A nnuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the A nnuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

A joint owner will receive a death benefit if a Contract Owner/Annuitant dies before the Annuitization Date.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

In lieu of the standard death benefit, an applicant can elect an available death benefit option at the time of application.  Not all death benefit options may be available in all states.  If no optional death benefit is elected at the time of application, the death benefit will equal the Contract Value.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant ' s death.  Death benefit claims must be submitted to the Service Center.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the A nnuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.

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Highest Anniversary Death Benefit Option

If the A nnuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the A nnuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit Option

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  If the A nnuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the A nnuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the A nnuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of partial surrender(s).

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify the Service Center of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center.   Nationwide will reinstitute individual delivery within 30 days of receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of

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certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.   On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.   On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for

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further consideration.  The plaintiffs have renewed their motion for class certification.  On March 30, the Company filed its brief in opposition to the class certification motion.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.   On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.   In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of " All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.   On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.   On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACo's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal.   The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus

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statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-62692

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund in which this Sub-Account invests assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account may invest in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.

ATF:	This Sub-Account is an Actively Traded Fund (see "Frequent Trading and Transfer Restrictions" earlier in the prospectus).
LTF:	This Sub-Account is a Limited Transfer Fund (see "Frequent Trading and Transfer Restrictions" earlier in the prospectus).

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	The fund seeks to maximize total return consistent with the Adviser's determination of reasonable risk.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

Designation: STTF

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Designation: STTF

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

Designation: STTF

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.

Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio:  Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Money Management, Inc., Fidelity
Investments Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.

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Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company,
Fidelity Investments Japan Limited, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Designation: FF

Guggenheim Variable Fund - All-Asset Aggressive Strategy  (formerly,  Rydex Variable Trust - All-Asset Aggressive Strategy Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks growth of capital.

Designation: FF

Guggenheim Variable Fund - All-Asset Conservative Strategy (formerly, Rydex Variable Trust - All-Asset Conservative Strategy Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Primarily seeks preservation of capital and, secondarily seeks long-term growth of capital.

Designation: FF

Guggenheim Variable Fund - All-Asset Moderate Strategy  (formerly, Rydex Variable Trust - All-Asset Moderate Strategy Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Primarily seeks growth of capital and, secondarily seeks preservation of capital.
Designation: FF

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Guggenheim Variable Fund - Alternative Strategies Allocation (formerly, Rydex Variable Trust - Alternative Strategies Allocation Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

Guggenheim Variable Fund - CLS AdvisorOne Amerigo (formerly, Rydex Variable Trust - Amerigo Fund)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.

Designation: FF

Guggenheim Variable Fund - CLS AdvisorOne Clermont (formerly, Rydex Variable Trust - Clermont Fund)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.

Designation: FF

Guggenheim Variable Fund - CLS AdvisorOne Select Allocation (formerly, Rydex Variable Trust - Select Allocation Fund)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.

Designation: FF

Guggenheim Variable Fund - DWA Flexible Allocation (formerly, Rydex Variable Trust - DWA Flexible Allocation Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide capital appreciation with capital preservation as a secondary objective.

Guggenheim Variable Fund - DWA Sector Rotation (formerly, Rydex Variable Trust - DWA Sector Rotation Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide long-term capital appreciation.

Guggenheim Variable Fund - Managed Futures Strategy (formerly, Rydex Variable Trust - Managed Futures Strategy Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.

Guggenheim Variable Fund - Multi-Hedge Strategies (formerly, Rydex Variable Trust - Multi-Hedge Strategies Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

Guggenheim Variable Fund - U.S. Long Short Momentum (formerly, Rydex Variable Trust - U.S. Long Short Momentum Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

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Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Designation: STTF

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Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other
Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor
Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor
Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

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Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and
Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company,
LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management
Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Designation: STTF

40

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Designation: FF

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum real return.

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives such as options, futures contracts or sweep agreements.

41

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials
Index.

42

ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500
Index.

ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods
Index.

ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services
Index.

ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York
Mellon Emerging Markets 50 ADR Index.

ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.

ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index

ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley
Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.

43

ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals
Index.

ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-
year U.S. Treasury Bond (“Long Bond”).

ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors
Index.

ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.

ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East
(“MSCI EAFE”) Index.

ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse
(opposite) of the daily performance of the NASDAQ-100 Index.

44

ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S Telecommunications
Index.

ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long
Bond”).

ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%)
the daily performance of the NASDAQ-100 Index.

ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.

Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the
Goldman Sachs Commodity Total Return Index ("GSCI® Index").

45

Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
Dow Jones Industrial Average.

Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones
STOXX 50 Index.

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF

Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF

Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF

46

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
Long Treasury Bond.

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
S&P Mid Cap 400® Index.

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
NASDAQ 100 Index®.

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
Russell 2000 Index®.

Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the
S&P 500® Index.

Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225
Stock Average.

Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap
400® Index.

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
NASDAQ 100 Index®.

Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ
100 Index®.

Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P
500® Index.

47

Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000
Index®.

Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P
500® Index.

Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
500/Pure Growth Index.

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
500/Pure Value Index.

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap
400/Pure Growth Index.

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap
400/Pure Value Index.

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
SmallCap 600/Pure Growth Index.

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
SmallCap 600/Pure Value Index.

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S.
Dollar Index.

48

Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S.
Dollar Index.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF

49

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with all available optional benefits available on December 31, 201 1 (the maximum Variable Account charge of 2.05%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those P eriods with an (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information .

The following funds were added to the Variable Account effective May 1, 201 2 , therefore, no Condensed Financial Information is available:

Direxion Insurance Trust
•	Dynamic VP HY Bond Fund

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class 2R

No Additional Contract Options Elected - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.092887	-9.07%	268
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.649990	6.50%	46,476
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.840872	12.069015	1.93%	70,531
2010	10.493978	11.840872	12.83%	73,760
2009	8.989294	10.493978	16.74%	92,609
2008	13.902389	8.989294	-35.34%	84,217
2007	14.074488	13.902389	-1.22%	118,419
2006	12.159935	14.074488	15.74%	192,225
2005	11.756563	12.159935	3.43%	100,746
2004	10.525732	11.756563	11.69%	62,053
2003	8.231800	10.525732	27.87%	21,322
2002*	10.000000	8.231800	-17.68%	27,149

50

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.971372	10.961243	-0.09%	10,396
2010	9.559437	10.971372	14.77%	23,683
2009	7.188079	9.559437	32.99%	20,826
2008	12.434677	7.188079	-42.19%	16,458
2007	10.393580	12.434677	19.64%	45,630
2006	10.870614	10.393580	-4.39%	79,699
2005	10.763398	10.870614	1.00%	89,757
2004	9.837267	10.763398	9.41%	24,037
2003	7.965593	9.837267	23.50%	3,681
2002*	10.000000	7.965593	-20.34%	20,383
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.683949	13.664134	-0.14%	67,142
2010	12.204817	13.683949	12.12%	90,175
2009	10.301128	12.204817	18.48%	105,185
2008	14.231919	10.301128	-27.62%	144,035
2007	15.178318	14.231919	-6.24%	146,727
2006	12.940540	15.178318	17.29%	312,472
2005	12.463283	12.940540	3.83%	170,033
2004	11.027630	12.463283	13.02%	129,405
2003	8.650683	11.027630	27.48%	38,324
2002*	10.000000	8.650683	-13.49%	25,164
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.630831	10.126286	-4.75%	424,086
2010*	10.000000	10.630831	6.31%	267,792
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.855684	10.236918	-13.65%	25,811
2010*	10.000000	11.855684	18.56%	11,810
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.105894	-8.94%	46,937
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.106491	15.477918	-3.90%	120,161
2010	13.933018	16.106491	15.60%	155,708
2009	10.405189	13.933018	33.90%	201,766
2008	18.367123	10.405189	-43.35%	337,282
2007	15.841706	18.367123	15.94%	513,488
2006	14.382262	15.841706	10.15%	393,422
2005	12.469773	14.382262	15.34%	373,815
2004	10.955525	12.469773	13.82%	132,240
2003	8.646375	10.955525	26.71%	60,835
2002*	10.000000	8.646375	-13.54%	25,529

51

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.832260	11.778884	-0.45%	83,959
2010	10.417301	11.832260	13.58%	115,306
2009	8.109964	10.417301	28.45%	176,781
2008	14.347754	8.109964	-43.48%	224,634
2007	14.333388	14.347754	0.10%	308,261
2006	12.094235	14.333388	18.51%	444,759
2005	11.584614	12.094235	4.40%	260,419
2004	10.541627	11.584614	9.89%	98,808
2003	8.196128	10.541627	28.62%	31,947
2002*	10.000000	8.196128	-18.04%	5,085
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.048369	10.919174	-1.17%	121,485
2010	9.023836	11.048369	22.44%	120,991
2009	7.133178	9.023836	26.51%	162,815
2008	13.695686	7.133178	-47.92%	126,202
2007	10.939741	13.695686	25.19%	462,950
2006	10.383122	10.939741	5.36%	134,259
2005	9.953899	10.383122	4.31%	200,685
2004	9.764143	9.953899	1.94%	66,766
2003	7.454945	9.764143	30.98%	35,482
2002*	10.000000	7.454945	-25.45%	10,092
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.429885	10.151217	-2.67%	39,808
2010*	10.000000	10.429885	4.30%	45,436
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416515	9.855581	-5.39%	5,960
2010*	10.000000	10.416515	4.17%	28,852
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.201728	9.953345	-2.43%	51,291
2010*	10.000000	10.201728	2.02%	53,507
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.152476	9.754393	-3.92%	85,683
2010*	10.000000	10.152476	1.52%	121,324
Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.670961	9.265760	-4.19%	106,987
2010	9.843443	9.670961	-1.75%	118,018
2009	9.873706	9.843443	-0.31%	18,517
2008*	10.000000	9.873706	-1.26%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.939377	9.108003	-8.36%	398,585
2010	8.733167	9.939377	13.81%	410,855
2009	6.337416	8.733167	37.80%	246,971
2008	11.265455	6.337416	-43.74%	102,581
2007	10.017545	11.265455	12.46%	250,428

52

Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.668268	9.530838	-1.42%	227,353
2010	8.812545	9.668268	9.71%	178,152
2009	7.272727	8.812545	21.17%	88,589
2008	10.521594	7.272727	-30.88%	29,545
2007	10.020827	10.521594	5.00%	40,251
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.315454	8.820814	-5.31%	252,486
2010	8.284648	9.315454	12.44%	252,111
2009	6.171830	8.284648	34.23%	121,898
2008	10.790387	6.171830	-42.80%	43,679
2007*	10.000000	10.790387	7.90%	46,078
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.808041	8.615157	-12.16%	261,881
2010*	10.000000	9.808041	-1.92%	324,085
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.587483	8.784314	-8.38%	439,806
2010*	10.000000	9.587483	-4.13%	645,130
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.797988	7.946695	-9.68%	212,712
2010	9.226584	8.797988	-4.65%	195,472
2009	9.724310	9.226584	-5.12%	191,817
2008*	10.000000	9.724310	-2.76%	19,804
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.784243	8.977036	2.19%	177,994
2010	8.369048	8.784243	4.96%	222,802
2009	8.753879	8.369048	-4.40%	183,098
2008	10.895483	8.753879	-19.66%	243,561
2007	10.615800	10.895483	2.63%	229,357
2006	10.070102	10.615800	5.42%	234,528
2005*	10.000000	10.070102	0.70%	7,604
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.167221	12.161921	-7.63%	138,911
2010	11.977801	13.167221	9.93%	192,125
2009	9.519028	11.977801	25.83%	207,602
2008	16.249173	9.519028	-41.42%	304,753
2007	13.392897	16.249173	21.33%	424,680
2006	12.163376	13.392897	10.11%	367,419
2005	10.820869	12.163376	12.41%	389,481
2004	9.887358	10.820869	9.44%	267,788
2003	7.700099	9.887358	28.41%	202,112
2002*	10.000000	7.700099	-23.00%	148,681
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450864	9.586475	-8.27%	301,931
2010*	10.000000	10.450864	4.51%	254,838

53

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.478912	-5.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.336248	-6.64%	10,333
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.927828	13.266020	2.62%	1,161,481
2010	11.557222	12.927828	11.86%	1,293,214
2009	8.003576	11.557222	44.40%	1,417,507
2008	11.260798	8.003576	-28.93%	435,022
2007	11.042678	11.260798	1.98%	74,710
2006	10.100274	11.042678	9.33%	48,074
2005*	10.000000	10.100274	1.00%	5,276
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.753887	9.952402	-7.45%	3,923
2010*	10.000000	10.753887	7.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.482360	10.222686	-2.48%	25,765
2010*	10.000000	10.482360	4.82%	13,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.601405	10.118419	-4.56%	59,317
2010*	10.000000	10.601405	6.01%	22,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.297554	10.323006	0.25%	165,705
2010*	10.000000	10.297554	2.98%	219,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535235	10.171398	-3.45%	84,854
2010*	10.000000	10.535235	5.35%	89,462
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.667009	10.051996	-5.77%	29,203
2010*	10.000000	10.667009	6.67%	45,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419519	10.272091	-1.41%	3,333
2010*	10.000000	10.419519	4.20%	3,581
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.272149	2.72%	54,265
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.283909	8.656601	-23.28%	28,400
2010*	10.000000	11.283909	12.84%	49,206

54

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.729095	14.556856	6.03%	385,437
2010	13.253915	13.729095	3.59%	462,900
2009	13.056405	13.253915	1.51%	444,897
2008	12.260965	13.056405	6.49%	372,432
2007	11.576159	12.260965	5.92%	374,061
2006	11.331337	11.576159	2.16%	243,870
2005	11.109557	11.331337	2.00%	205,176
2004	10.883104	11.109557	2.08%	183,065
2003	10.781715	10.883104	0.94%	98,862
2002*	10.000000	10.781715	7.82%	68,307
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.850933	12.203280	-5.04%	65,505
2010	11.347314	12.850933	13.25%	76,789
2009	9.012803	11.347314	25.90%	161,790
2008	14.446779	9.012803	-37.61%	80,923
2007	13.792855	14.446779	4.74%	147,495
2006	11.933820	13.792855	15.58%	164,066
2005	11.182797	11.933820	6.72%	117,629
2004*	10.000000	11.182797	11.83%	19,888
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412073	10.382339	-0.29%	4,106
2010*	10.000000	10.412073	4.12%	3,930
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.513870	10.290929	-2.12%	14,245
2010*	10.000000	10.513870	5.14%	15,624
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.139130	12.352754	1.76%	288,056
2010	11.592735	12.139130	4.71%	270,069
2009	10.735031	11.592735	7.99%	229,890
2008	11.574684	10.735031	-7.25%	179,945
2007	11.107227	11.574684	4.21%	71,721
2006	10.586857	11.107227	4.92%	168,038
2005	10.358800	10.586857	2.20%	145,586
2004*	10.000000	10.358800	3.59%	19,100
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.685958	12.535476	-1.19%	291,461
2010	11.576707	12.685958	9.58%	257,889
2009	9.810602	11.576707	18.00%	288,608
2008	12.951058	9.810602	-24.25%	257,289
2007	12.395483	12.951058	4.48%	241,782
2006	11.251640	12.395483	10.17%	193,260
2005	10.788731	11.251640	4.29%	177,123
2004*	10.000000	10.788731	7.89%	42,257

55

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.884599	12.463637	-3.27%	109,974
2010	11.543390	12.884599	11.62%	168,855
2009	9.396950	11.543390	22.84%	228,739
2008	13.855661	9.396950	-32.18%	254,642
2007	13.204627	13.855661	4.93%	276,663
2006	11.660052	13.204627	13.25%	203,994
2005	11.007650	11.660052	5.93%	143,753
2004*	10.000000	11.007650	10.08%	40,763
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.513010	12.637250	0.99%	106,804
2010	11.670673	12.513010	7.22%	106,082
2009	10.299503	11.670673	13.31%	87,095
2008	12.261815	10.299503	-16.00%	95,423
2007	11.722961	12.261815	4.60%	96,259
2006	10.940589	11.722961	7.15%	71,702
2005	10.575547	10.940589	3.45%	50,033
2004*	10.000000	10.575547	5.76%	3,176
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.878753	9.765464	-1.15%	4,184,346
2010	9.993664	9.878753	-1.15%	4,145,662
2009*	10.000000	9.993664	-0.06%	5,551,458
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.164071	9.973886	-10.66%	17,549
2010*	10.000000	11.164071	11.64%	14,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.635071	8.788889	-17.36%	10,174
2010*	10.000000	10.635071	6.35%	1,609
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.785475	10.317057	-4.34%	17,281
2010*	10.000000	10.785475	7.85%	2,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.281595	9.544369	-7.17%	12,586
2010*	10.000000	10.281595	2.82%	537
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.441634	14.618790	-5.33%	4,403
2010	12.317693	15.441634	25.36%	7,026
2009*	10.000000	12.317693	23.18%	11,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.243957	10.620190	-5.55%	19,304
2010*	10.000000	11.243957	12.44%	31,796

56

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.796900	10.425238	-3.44%	5,288
2010*	10.000000	10.796900	7.97%	4,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.455788	10.268435	-1.79%	16,747
2010	8.434251	10.455788	23.97%	17,423
2009	6.685086	8.434251	26.17%	5,529
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.608612	13.695421	-6.25%	8,968
2010	11.676486	14.608612	25.11%	13,131
2009	9.350568	11.676486	24.87%	9,208
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.131524	15.062103	-6.63%	27,020
2010	13.018887	16.131524	23.91%	27,404
2009	9.775295	13.018887	33.18%	38,329
2008	15.992248	9.775295	-38.87%	31,216
2007	15.844886	15.992248	0.93%	41,911
2006	14.303059	15.844886	10.78%	81,632
2005	12.883483	14.303059	11.02%	66,403
2004	10.946885	12.883483	17.69%	15,245
2003	7.854705	10.946885	39.37%	17,820
2002*	10.000000	7.854705	-21.45%	4,672
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.443881	11.401467	-0.37%	18,176
2010	10.202484	11.443881	12.17%	5,011
2009	8.180732	10.202484	24.71%	2,977
2008	14.157586	8.180732	-42.22%	4,894
2007	13.235171	14.157586	6.97%	17,123
2006	11.774685	13.235171	12.40%	59,194
2005	11.095617	11.774685	6.12%	51,523
2004	10.219517	11.095617	8.57%	6,367
2003	8.109700	10.219517	26.02%	2,560
2002*	10.000000	8.109700	-18.90%	4,433
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.965957	-0.34%	148,246
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.545134	-4.55%	231,715
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.267049	11.211470	-8.60%	19,984
2010*	10.000000	12.267049	22.67%	23,613
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.610842	11.140588	4.99%	62,265
2010*	10.000000	10.610842	6.11%	212,170

57

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.902661	11.684694	7.17%	30,001
2010*	10.000000	10.902661	9.03%	15,870
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.898068	11.576295	6.22%	63,277
2010*	10.000000	10.898068	8.98%	66,198
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602429	10.819751	2.05%	272,532
2010*	10.000000	10.602429	6.02%	303,175
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.833932	-1.66%	24,302
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.014102	0.14%	142,965
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.214462	8.467769	-24.49%	46,926
2010*	10.000000	11.214462	12.14%	86,823
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.833857	10.492107	-3.15%	30,735
2010*	10.000000	10.833857	8.34%	47,905
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.899347	11.070022	1.57%	31,269
2010*	10.000000	10.899347	8.99%	56,281
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.131138	8.032787	-27.83%	6,441
2010*	10.000000	11.131138	11.31%	28,513
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.468545	-25.31%	6
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.727250	-22.73%	5,626
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.984118	8.091944	-9.93%	24,922
2010*	10.000000	8.984118	-10.16%	53,128
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.362623	-6.37%	713

58

ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.381518	10.262459	-1.15%	60,895
2010*	10.000000	10.381518	3.82%	29,423
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.896459	-1.04%	3,461
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.646469	-3.54%	1,561
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.024282	8.750409	-20.63%	31,490
2010*	10.000000	11.024282	10.24%	98,971
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.608140	9.554602	-9.93%	2,193
2010*	10.000000	10.608140	6.08%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.283256	-17.17%	7
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.611633	-3.88%	4,573
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.740898	-12.59%	1,246
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.873060	9.207002	-15.32%	34,252
2010*	10.000000	10.873060	8.73%	73,324
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.466646	-15.33%	392
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.934040	7.194145	-19.47%	7,891
2010*	10.000000	8.934040	-10.66%	162
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.786581	10.817934	0.29%	77,265
2010*	10.000000	10.786581	7.87%	8,547
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.082122	11.201005	1.07%	16,448
2010*	10.000000	11.082122	10.82%	36,763
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.405457	4.05%	7,074

59

ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.291697	-17.08%	49,065
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.284934	-7.15%	4,735
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.814301	5.445583	-38.22%	26,889
2010*	10.000000	8.814301	-11.86%	11,654
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.820362	-11.80%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.342637	9.126074	9.39%	373
2010*	10.000000	8.342637	-16.57%	782
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.546855	8.601065	0.63%	324
2010*	10.000000	8.546855	-14.53%	1,389
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.683074	7.684226	-11.50%	165
2010*	10.000000	8.683074	-13.17%	2,797
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.285502	-7.14%	1,673
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.528127	-4.72%	378
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545466	14.960360	41.87%	20,736
2010*	10.000000	10.545466	5.45%	90,588
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.394429	11.129129	-2.33%	22,877
2010*	10.000000	11.394429	13.94%	12,189
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.389126	5.684453	-23.07%	169
2010*	10.000000	7.389126	-26.11%	170
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.827258	8.27%	18,290

60

Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.052969	5.422063	-23.12%	75,105
2010	6.312005	7.052969	11.74%	134,051
2009	6.612566	6.312005	-4.55%	59,851
2008	11.370105	6.612566	-41.84%	127,232
2007	15.775194	11.370105	-27.92%	75,935
2006	14.345009	15.775194	9.97%	91,962
2005	14.924061	14.345009	-3.88%	39,053
2004	13.158620	14.924061	13.42%	41,009
2003	10.104478	13.158620	30.23%	73,221
2002	10.302548	10.104478	-1.92%	25,905
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.487828	21.048101	-17.42%	84,840
2010	20.354782	25.487828	25.22%	159,935
2009	13.245718	20.354782	53.67%	131,995
2008	24.541698	13.245718	-46.03%	124,992
2007	18.533610	24.541698	32.42%	335,938
2006	15.330613	18.533610	20.89%	270,767
2005	14.906475	15.330613	2.85%	132,249
2004	12.479977	14.906475	19.44%	217,906
2003	9.603806	12.479977	29.95%	379,381
2002	11.135186	9.603806	-13.75%	10,189
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446590	11.420351	9.32%	81,328
2010	9.546440	10.446590	9.43%	83,696
2009	8.160831	9.546440	16.98%	89,296
2008	9.357862	8.160831	-12.79%	269,603
2007	9.067923	9.357862	3.20%	94,051
2006	9.488486	9.067923	-4.43%	79,873
2005	8.673278	9.488486	9.40%	242,690
2004	8.678797	8.673278	-0.06%	41,954
2003	6.177872	8.678797	40.48%	108,631
2002	11.436499	6.177872	-45.98%	19,412
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.515556	5.089993	-7.72%	305,081
2010	5.164979	5.515556	6.79%	455,749
2009	4.683557	5.164979	10.28%	340,434
2008	9.294898	4.683557	-49.61%	240,532
2007	7.177332	9.294898	29.50%	275,482
2006	8.840859	7.177332	-18.82%	75,975
2005*	10.000000	8.840859	-11.59%	31,638

61

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.270004	19.421429	12.46%	115,935
2010	14.896410	17.270004	15.93%	117,587
2009	12.651076	14.896410	17.75%	106,469
2008	16.705865	12.651076	-24.27%	96,004
2007	15.215528	16.705865	9.79%	100,352
2006	13.107925	15.215528	16.08%	131,789
2005	13.312717	13.107925	-1.54%	31,508
2004	11.886246	13.312717	12.00%	107,024
2003	9.867686	11.886246	20.46%	59,697
2002	10.355991	9.867686	-4.72%	29,763
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.918294	9.617179	7.84%	261,099
2010	7.241596	8.918294	23.15%	224,877
2009	5.352421	7.241596	35.30%	377,151
2008	14.143597	5.352421	-62.16%	457,514
2007	13.230610	14.143597	6.90%	227,834
2006	10.252645	13.230610	29.05%	221,205
2005	10.782122	10.252645	-4.91%	122,833
2004*	10.000000	10.782122	7.82%	183,294
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.526736	7.039135	-17.45%	85,626
2010	7.873594	8.526736	8.30%	170,413
2009	4.635020	7.873594	69.87%	211,336
2008	9.398954	4.635020	-50.69%	27,048
2007	9.752427	9.398954	-3.62%	20,444
2006	9.626347	9.752427	1.31%	10,509
2005	9.374996	9.626347	2.68%	57,630
2004	12.155900	9.374996	-22.88%	221,280
2003	7.241171	12.155900	67.87%	203,031
2002	14.145323	7.241171	-48.81%	10,979
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.042017	22.376203	-6.93%	91,944
2010	20.429160	24.042017	17.68%	131,094
2009	14.921946	20.429160	36.91%	105,297
2008	27.973373	14.921946	-46.66%	178,645
2007	21.244157	27.973373	31.68%	300,446
2006	19.200634	21.244157	10.64%	198,671
2005	14.019810	19.200634	36.95%	242,588
2004	10.722492	14.019810	30.75%	226,754
2003	8.817860	10.722492	21.60%	275,327
2002	10.313664	8.817860	-14.50%	101,152

62

Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.530500	25.582080	-10.33%	88,763
2010	22.897854	28.530500	24.60%	130,555
2009	14.262018	22.897854	60.55%	143,019
2008	34.031250	14.262018	-58.09%	133,471
2007	25.112820	34.031250	35.51%	214,827
2006	22.890848	25.112820	9.71%	141,325
2005	15.614496	22.890848	46.60%	237,854
2004	11.811050	15.614496	32.20%	77,398
2003	11.021212	11.811050	7.17%	117,924
2002	12.680697	11.021212	-13.09%	24,076
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.093844	8.467607	-16.11%	61,492
2010	11.444428	10.093844	-11.80%	83,355
2009	8.534845	11.444428	34.09%	184,690
2008	19.128094	8.534845	-55.38%	176,084
2007	17.116166	19.128094	11.75%	446,601
2006	13.369428	17.116166	28.02%	392,099
2005	12.716325	13.369428	5.14%	311,299
2004	11.075208	12.716325	14.82%	414,645
2003	7.830613	11.075208	41.43%	534,434
2002	11.057089	7.830613	-29.18%	50,746
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.432106	7.091335	-15.90%	126,776
2010	7.458789	8.432106	13.05%	186,109
2009	6.304689	7.458789	18.31%	153,895
2008	12.276218	6.304689	-48.64%	135,405
2007	15.295892	12.276218	-19.74%	62,489
2006	13.255559	15.295892	15.39%	189,747
2005	12.971124	13.255559	2.19%	164,801
2004	11.204171	12.971124	15.77%	120,559
2003	8.791528	11.204171	27.44%	84,911
2002	10.475591	8.791528	-16.08%	19
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.826186	19.337480	39.86%	165,929
2010	12.703624	13.826186	8.84%	155,009
2009	18.772685	12.703624	-32.33%	147,772
2008	13.113130	18.772685	43.16%	370,537
2007	12.089355	13.113130	8.47%	315,112
2006	12.627431	12.089355	-4.26%	222,399
2005	11.862222	12.627431	6.45%	520,493
2004	11.074032	11.862222	7.12%	405,891
2003	11.324252	11.074032	-2.21%	290,745
2002	9.660145	11.324252	17.23%	100,664

63

Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.859849	12.273316	3.49%	127,957
2010	11.237162	11.859849	5.54%	135,062
2009	9.120033	11.237162	23.21%	176,296
2008	12.278483	9.120033	-25.72%	260,832
2007	11.716235	12.278483	4.80%	168,503
2006	11.275709	11.716235	3.91%	137,378
2005	10.309163	11.275709	9.38%	198,679
2004	9.818013	10.309163	5.00%	162,730
2003	7.653601	9.818013	28.28%	120,475
2002	9.839345	7.653601	-22.21%	32,347
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.965003	15.641362	-12.93%	52,403
2010	15.047987	17.965003	19.38%	130,324
2009	9.178537	15.047987	63.95%	90,692
2008	16.844570	9.178537	-45.51%	27,541
2007	15.437753	16.844570	9.11%	107,945
2006	14.235823	15.437753	8.44%	89,595
2005	14.601909	14.235823	-2.51%	168,555
2004	12.748252	14.601909	14.54%	112,822
2003	7.844840	12.748252	62.50%	135,414
2002	14.006514	7.844840	-43.99%	13,965
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.680580	2.653286	-27.91%	64,651
2010	5.341368	3.680580	-31.09%	282,731
2009	9.762742	5.341368	-45.29%	146,056
2008	6.140424	9.762742	58.99%	109,116
2007	6.825793	6.140424	-10.04%	76,616
2006	8.826352	6.825793	-22.67%	239,283
2005	8.785848	8.826352	0.46%	52,799
2004*	10.000000	8.785848	-12.14%	58,091
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.768926	3.966867	-31.24%	222,312
2010	6.693380	5.768926	-13.81%	365,820
2009	5.670499	6.693380	18.04%	486,250
2008	8.219706	5.670499	-31.01%	280,065
2007	8.708860	8.219706	-5.62%	207,004
2006	8.149326	8.708860	6.87%	430,618
2005	8.699668	8.149326	-6.33%	369,368
2004	9.851634	8.699668	-11.69%	422,442
2003*	10.000000	9.851634	-1.48%	148,083
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.587636	4.202369	-8.40%	23,263
2010	6.212076	4.587636	-26.15%	15,332
2009	9.709842	6.212076	-36.02%	22,276
2008	7.307483	9.709842	32.88%	33,113
2007	7.542666	7.307483	-3.12%	36,621
2006	7.933739	7.542666	-4.93%	118,580
2005	8.738896	7.933739	-9.21%	27,311
2004*	10.000000	8.738896	-12.61%	7,757

64

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.849849	2.533284	-11.11%	120,190
2010	3.661796	2.849849	-22.17%	171,939
2009	6.182135	3.661796	-40.77%	496,608
2008	4.224987	6.182135	46.32%	119,579
2007	4.817969	4.224987	-12.31%	244,883
2006	4.943186	4.817969	-2.53%	490,073
2005	4.937786	4.943186	0.11%	189,155
2004	5.665548	4.937786	-12.85%	182,623
2003	9.151251	5.665548	-38.09%	186,582
2002	6.916610	9.151251	32.31%	175,961
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.321007	3.946213	-8.67%	77,925
2010	6.039865	4.321007	-28.46%	134,696
2009	9.100290	6.039865	-33.63%	242,376
2008	7.383028	9.100290	23.26%	76,018
2007	7.088828	7.383028	4.15%	108,287
2006	8.144778	7.088828	-12.96%	220,905
2005	8.498725	8.144778	-4.16%	115,091
2004*	10.000000	8.498725	-15.01%	9,685
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.288547	4.755067	-10.09%	212,538
2010	6.442719	5.288547	-17.91%	499,199
2009	8.996140	6.442719	-28.38%	618,729
2008	6.535677	8.996140	37.65%	206,465
2007	6.557795	6.535677	-0.34%	354,919
2006	7.172039	6.557795	-8.56%	337,630
2005	7.311622	7.172039	-1.91%	324,390
2004	8.237587	7.311622	-11.24%	299,168
2003	10.914391	8.237587	-24.53%	135,326
2002	9.076802	10.914391	20.24%	132,236
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.625938	7.463453	-29.76%	44,612
2010	9.288706	10.625938	14.40%	79,777
2009	7.598005	9.288706	22.25%	59,695
2008	11.468090	7.598005	-33.75%	128,538
2007	13.070149	11.468090	-12.26%	73,537
2006	12.575856	13.070149	3.93%	207,706
2005	10.570918	12.575856	18.97%	598,105
2004	9.692643	10.570918	9.06%	153,701
2003	7.125000	9.692643	36.04%	127,189
2002	8.601313	7.125000	-17.16%	14,312

65

Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.581617	15.780396	1.28%	87,851
2010	12.093167	15.581617	28.85%	115,770
2009	8.947816	12.093167	35.15%	59,823
2008	17.781792	8.947816	-49.68%	16,170
2007	18.458246	17.781792	-3.66%	28,856
2006	15.123240	18.458246	22.05%	166,409
2005	16.081745	15.123240	-5.96%	18,281
2004	13.134496	16.081745	22.44%	209,284
2003	9.850335	13.134496	33.34%	66,917
2002	11.690551	9.850335	-15.74%	7,431
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.340127	17.666645	-8.65%	73,766
2010	14.223663	19.340127	35.97%	143,352
2009	9.442032	14.223663	50.64%	105,765
2008	21.149756	9.442032	-55.36%	168,650
2007	20.654432	21.149756	2.40%	163,330
2006	18.914906	20.654432	9.20%	143,532
2005	16.774277	18.914906	12.76%	333,479
2004	13.892954	16.774277	20.74%	229,583
2003	9.220137	13.892954	50.68%	232,424
2002	12.344390	9.220137	-25.31%	47,753
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.207707	10.022354	-1.82%	134,134
2010	7.542969	10.207707	35.33%	308,880
2009	3.503433	7.542969	115.30%	390,570
2008	12.935014	3.503433	-72.92%	437,087
2007	10.207461	12.935014	26.72%	437,034
2006	9.847099	10.207461	3.66%	260,252
2005	10.272747	9.847099	-4.14%	480,769
2004	9.099366	10.272747	12.90%	999,207
2003	4.634022	9.099366	96.36%	310,980
2002	15.353386	4.634022	-69.82%	133,785
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.595012	15.750375	1.00%	107,235
2010	13.315080	15.595012	17.12%	176,818
2009	8.861757	13.315080	50.25%	242,227
2008	15.433917	8.861757	-42.58%	120,415
2007	13.252407	15.433917	16.46%	260,762
2006	12.674459	13.252407	4.56%	166,631
2005	12.680465	12.674459	-0.05%	243,774
2004	11.731438	12.680465	8.09%	754,362
2003	8.161230	11.731438	43.75%	160,597
2002	13.502288	8.161230	-39.56%	26,362

66

Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.653560	9.431385	-2.30%	267,471
2010	8.140463	9.653560	18.59%	419,978
2009	6.077306	8.140463	33.95%	507,133
2008	13.505039	6.077306	-55.00%	228,038
2007	13.510922	13.505039	-0.04%	345,385
2006	11.459012	13.510922	17.91%	505,362
2005	11.149791	11.459012	2.77%	528,778
2004	9.840538	11.149791	13.30%	821,362
2003	7.152002	9.840538	37.59%	500,876
2002	11.256940	7.152002	-36.47%	113,589
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.284792	24.954231	-25.03%	207,277
2010	24.386260	33.284792	36.49%	364,462
2009	16.530467	24.386260	47.52%	300,134
2008	27.220790	16.530467	-39.27%	288,507
2007	23.035143	27.220790	18.17%	239,265
2006	19.190145	23.035143	20.04%	238,327
2005	16.058647	19.190145	19.50%	268,503
2004	18.937535	16.058647	-15.20%	171,902
2003	13.596420	18.937535	39.28%	175,559
2002	9.447667	13.596420	43.91%	210,896
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.282431	16.460056	1.09%	160,365
2010	13.191611	16.282431	23.43%	252,452
2009	10.653444	13.191611	23.82%	129,769
2008	18.467932	10.653444	-42.31%	98,752
2007	23.100685	18.467932	-20.05%	84,369
2006	17.876161	23.100685	29.23%	257,195
2005	16.877142	17.876161	5.92%	144,859
2004	13.179686	16.877142	28.05%	226,442
2003	10.231690	13.179686	28.81%	48,888
2002	10.467730	10.231690	-2.25%	29,915
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.226552	15.849316	4.09%	85,666
2010	12.309188	15.226552	23.70%	75,937
2009	8.634008	12.309188	42.57%	24,702
2008	13.026525	8.634008	-33.72%	88,599
2007	15.079053	13.026525	-13.61%	20,713
2006	13.857675	15.079053	8.81%	31,660
2005	13.290296	13.857675	4.27%	14,923
2004	12.216001	13.290296	8.79%	87,884
2003	9.135884	12.216001	33.71%	56,484
2002	11.835742	9.135884	-22.81%	1,813

67

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.920105	13.819747	-13.19%	87,580
2010	11.683388	15.920105	36.26%	137,599
2009	8.865915	11.683388	31.78%	83,153
2008	18.442661	8.865915	-51.93%	166,824
2007	20.006629	18.442661	-7.82%	149,770
2006	16.747069	20.006629	19.46%	1,006,925
2005	16.302944	16.747069	2.72%	623,100
2004	13.172980	16.302944	23.76%	1,792,370
2003	8.111826	13.172980	62.39%	1,713,918
2002	12.712705	8.111826	-36.19%	872,144
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.769198	7.376787	-5.05%	237,033
2010	6.264193	7.769198	24.03%	404,136
2009	4.329333	6.264193	44.69%	449,753
2008	13.680530	4.329333	-68.35%	746,922
2007	13.756226	13.680530	-0.55%	175,955
2006	11.249719	13.756226	22.28%	358,907
2005	11.007672	11.249719	2.20%	158,304
2004	9.525916	11.007672	15.55%	121,328
2003	6.219418	9.525916	53.16%	1,540,330
2002	11.652985	6.219418	-46.63%	78,909
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.034854	11.767247	-2.22%	261,372
2010	9.737339	12.034854	23.59%	250,064
2009	6.690287	9.737339	45.54%	230,411
2008	11.247697	6.690287	-40.52%	136,556
2007	10.846436	11.247697	3.70%	188,593
2006	10.409753	10.846436	4.19%	142,582
2005	10.346916	10.409753	0.61%	90,507
2004*	10.000000	10.346916	3.47%	209,570
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.289325	10.806157	-4.28%	140,736
2010	9.492113	11.289325	18.93%	167,889
2009	6.348554	9.492113	49.52%	140,288
2008	12.508650	6.348554	-49.25%	157,822
2007	13.372720	12.508650	-6.46%	118,768
2006	11.497223	13.372720	16.31%	564,616
2005	11.162898	11.497223	2.99%	142,472
2004*	10.000000	11.162898	11.63%	73,398
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.628391	16.329422	-1.80%	203,555
2010	12.688052	16.628391	31.06%	310,801
2009	8.185100	12.688052	55.01%	187,689
2008	12.967810	8.185100	-36.88%	136,610
2007	12.096993	12.967810	7.20%	233,432
2006	11.866251	12.096993	1.94%	146,294
2005	10.769306	11.866251	10.19%	435,493
2004*	10.000000	10.769306	7.69%	122,462

68

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.531249	12.419464	-8.22%	82,336
2010	11.394786	13.531249	18.75%	100,879
2009	7.424888	11.394786	53.47%	241,017
2008	13.325268	7.424888	-44.28%	84,267
2007	14.167806	13.325268	-5.95%	98,056
2006	12.241776	14.167806	15.73%	143,671
2005	11.432424	12.241776	7.08%	133,756
2004*	10.000000	11.432424	14.32%	271,249
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.521853	13.836552	2.33%	137,120
2010	10.908356	13.521853	23.96%	184,692
2009	8.237088	10.908356	32.43%	104,085
2008	12.687221	8.237088	-35.08%	169,435
2007	12.849542	12.687221	-1.26%	117,362
2006	12.065848	12.849542	6.50%	177,496
2005	11.493338	12.065848	4.98%	224,123
2004*	10.000000	11.493338	14.93%	292,520
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.331917	11.039157	-10.48%	97,056
2010	9.972322	12.331917	23.66%	138,260
2009	6.217076	9.972322	60.40%	181,950
2008	11.131536	6.217076	-44.15%	162,683
2007	14.140714	11.131536	-21.28%	70,349
2006	12.000006	14.140714	17.84%	274,581
2005	11.713359	12.000006	2.45%	183,676
2004*	10.000000	11.713359	17.13%	298,042
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.559811	6.208263	-5.36%	73,406
2010	6.949263	6.559811	-5.60%	81,148
2009	8.353109	6.949263	-16.81%	47,127
2008	8.004957	8.353109	4.35%	68,173
2007	9.088290	8.004957	-11.92%	31,759
2006	10.286860	9.088290	-11.65%	7,678
2005*	10.000000	10.286860	2.87%	5,241
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.699564	12.296454	-10.24%	88,016
2010	12.370259	13.699564	10.75%	121,779
2009	8.042347	12.370259	53.81%	172,727
2008	14.904288	8.042347	-46.04%	91,877
2007	13.660647	14.904288	9.10%	148,790
2006	13.050397	13.660647	4.68%	65,032
2005	12.803422	13.050397	1.93%	108,584
2004	12.805138	12.803422	-0.01%	163,790
2003	8.029639	12.805138	59.47%	110,277
2002	13.340880	8.029639	-39.81%	56,326

69

Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939669	7.564323	-15.38%	60,418
2010	7.897611	8.939669	13.19%	120,600
2009	6.208622	7.897611	27.20%	102,359
2008	11.490409	6.208622	-45.97%	71,209
2007	10.642985	11.490409	7.96%	135,244
2006	9.008629	10.642985	18.14%	102,639
2005	9.008350	9.008629	0.00%	55,060
2004	8.087695	9.008350	11.38%	132,835
2003	6.120431	8.087695	32.14%	152,782
2002	10.248649	6.120431	-40.28%	73,126
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.464406	14.465757	-12.14%	75,529
2010	13.417697	16.464406	22.71%	101,616
2009	11.563371	13.417697	16.04%	69,125
2008	15.651490	11.563371	-26.12%	138,387
2007	17.353631	15.651490	-9.81%	20,698
2006	16.347878	17.353631	6.15%	30,465
2005	15.244346	16.347878	7.24%	138,779
2004	12.539029	15.244346	21.58%	187,324
2003	10.525863	12.539029	19.13%	35,062
2002	12.056821	10.525863	-12.70%	10,560
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.754991	12.363286	14.95%	174,005
2010	10.179554	10.754991	5.65%	154,539
2009	9.049477	10.179554	12.49%	179,680
2008	12.999381	9.049477	-30.39%	186,312
2007	11.652407	12.999381	11.56%	287,676
2006	9.744681	11.652407	19.58%	431,014
2005	8.915836	9.744681	9.30%	160,983
2004	7.688459	8.915836	15.96%	251,414
2003	6.202486	7.688459	23.96%	391,502
2002	9.341214	6.202486	-33.60%	223,472
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.169079	10.634201	-4.79%	13,711
2010	11.970302	11.169079	-6.69%	22,300
2009	11.359173	11.970302	5.38%	81,289
2008	13.093703	11.359173	-13.25%	98,684
2007	11.214831	13.093703	16.75%	82,157
2006	9.720048	11.214831	15.38%	63,200
2005*	10.000000	9.720048	-2.80%	11,192
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.326281	3.26%	310
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.303049	-16.97%	494
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.896846	-11.03%	1,472

70

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.701774	-22.98%	7,189
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.618092	-3.82%	1,919

71

Maximum Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.037847	-9.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.585628	5.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938249	11.047712	1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.134970	10.033638	-1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.640868	12.507859	-1.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.566598	9.973646	-5.61%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.784078	10.082635	-14.44%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.050781	-9.49%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.878811	14.168211	-4.78%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.930168	10.781987	-1.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206067	9.995081	-2.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.366852	9.998157	-3.56%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.353559	9.707003	-6.24%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.140070	9.803326	-3.32%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.091113	9.607355	-4.79%	0

72

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.491148	9.010894	-5.06%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.575691	8.694970	-9.20%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.314574	9.098761	-2.32%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.007947	8.452122	-6.17%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.748742	8.485242	-12.96%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.529526	8.651878	-9.21%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.634444	7.728114	-10.50%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.384750	8.490987	1.27%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.163554	11.132793	-8.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387714	9.441919	-9.10%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.322579	12.530113	1.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.688893	9.802320	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419019	10.068599	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.537328	9.965878	-5.42%	0

73

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.235316	10.167450	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.471573	10.018081	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602550	9.900441	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356558	10.117270	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215772	8.526038	-23.98%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.682780	13.325404	5.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.091281	11.377544	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349148	10.225861	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450331	10.135800	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.421699	11.517142	0.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.936153	11.687409	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.123008	11.620369	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.773498	11.782413	0.08%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.783904	9.583885	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.096640	9.823486	-11.47%	0

74

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570808	8.656266	-18.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.720302	10.161534	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.219439	9.400435	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.205505	14.264417	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.176012	10.460063	-6.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731640	10.268050	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.658628	9.399350	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.494918	12.536319	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.901874	13.787495	-7.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.571445	10.436569	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.905703	-0.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.192985	11.042551	-9.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.546687	10.972678	4.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835931	11.507722	6.20%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.832178	11.401830	5.26%	0

75

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.538331	10.656693	1.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.773742	-2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.953562	-0.46%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.146730	8.340058	-25.18%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767542	10.333196	-4.03%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.833504	10.903224	0.64%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.063904	7.911625	-28.49%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.929765	7.969954	-10.75%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318759	10.107731	-2.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.957692	8.618435	-21.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544011	9.410461	-10.75%	0

76

ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.687959	-13.12%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.807367	9.068105	-16.09%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.880013	7.085591	-20.21%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721400	10.654915	-0.62%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.015125	11.032126	0.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.760901	5.363311	-38.78%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.292117	8.988517	8.40%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.495104	8.471441	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.630520	7.568327	-12.31%	0

77

ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.481704	14.734892	40.58%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.325604	10.961384	-3.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.344336	5.598619	-23.77%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.761788	7.62%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.480483	4.936615	-23.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.420622	19.165088	-18.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.599023	10.398495	8.33%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.256969	4.807287	-8.55%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.869726	17.684643	11.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.390919	8.966259	6.86%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.834934	6.409178	-18.20%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.092131	20.374481	-7.77%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.216155	23.293111	-11.15%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.274938	7.709804	-16.87%	0

78

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.747853	6.456613	-16.67%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.704941	17.607952	38.59%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.897979	11.175457	2.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.507914	14.242080	-13.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.462839	2.473628	-28.57%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.377997	3.664404	-31.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.316360	3.917981	-9.23%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.618577	2.306557	-11.92%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.065489	3.679145	-9.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.859535	4.329656	-10.90%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.764235	6.795676	-30.40%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.317870	14.368762	0.36%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.771277	16.085882	-9.48%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.379279	9.125279	-2.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.330281	14.341606	0.08%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.870371	8.587440	-3.19%	0

79

Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.584193	22.720947	-25.71%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.961537	14.987370	0.17%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.991722	14.431689	3.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.628512	12.582994	-13.98%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.138777	6.716570	-5.91%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.323340	10.970958	-3.11%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.621786	10.074748	-5.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.645397	15.224472	-2.69%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.731164	11.578859	-9.05%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.722433	12.900233	1.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.602596	10.291844	-11.30%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.252565	5.863773	-6.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.588415	11.196403	-11.06%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.214467	6.887485	-16.15%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.128956	13.171524	-12.94%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.882964	11.257706	13.91%	0

80

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645956	10.043993	-5.65%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.655066	-23.45%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.559913	-4.40%	0

81

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges. In addition to the any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Q ualified P lans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

82

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan to the Roth IRA or other eligible retirement plan is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.   In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

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When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus .  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was non - deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

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•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non - taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" satisfies the 5-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5 - year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

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Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a n on- q ualified a nnuity c ontract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date , all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

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•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners , above.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plan ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

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•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of the contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on n on- q ualified c ontracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be

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taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the a nnuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-

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9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA , or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non - taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

90

Distributions from Roth IRAs may be either taxable or non - taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans , Tax Sheltered Annuities , and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans , Tax Sheltered Annuities, Qualified Plans , and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

91

STATEMENT OF ADDITIONAL INFORMATION

May 1, 201 2

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its  Nationwide Variable Account-4

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 201 2 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-8 00-848-6331 , TDD 1-800-238-3035.   Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History

Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 201 1 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each contract owner and records with respect to the Contract Value of each contract.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See " Underlying Mutual Funds " located in the prospectus.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts.  Without these payments, contract charges would be higher.  Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.  Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.  Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.

For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ("NISC") One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 20 11 , 20 10 and 200 9 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific 7-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 201 1 .  The term "Period" is defined as a complete calendar year unless otherwise noted.  Those periods with an (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following funds were added to the Variable Account effective May 1, 201 2 , therefore, no Condensed Financial Information is available:

Direxion Insurance Trust
•	Dynamic VP HY Bond Fund

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class 2R

No Additional Contract Options Elected - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.092887	-9.07%	268
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.649990	6.50%	46,476
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.840872	12.069015	1.93%	70,531
2010	10.493978	11.840872	12.83%	73,760
2009	8.989294	10.493978	16.74%	92,609
2008	13.902389	8.989294	-35.34%	84,217
2007	14.074488	13.902389	-1.22%	118,419
2006	12.159935	14.074488	15.74%	192,225
2005	11.756563	12.159935	3.43%	100,746
2004	10.525732	11.756563	11.69%	62,053
2003	8.231800	10.525732	27.87%	21,322
2002*	10.000000	8.231800	-17.68%	27,149

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.971372	10.961243	-0.09%	10,396
2010	9.559437	10.971372	14.77%	23,683
2009	7.188079	9.559437	32.99%	20,826
2008	12.434677	7.188079	-42.19%	16,458
2007	10.393580	12.434677	19.64%	45,630
2006	10.870614	10.393580	-4.39%	79,699
2005	10.763398	10.870614	1.00%	89,757
2004	9.837267	10.763398	9.41%	24,037
2003	7.965593	9.837267	23.50%	3,681
2002*	10.000000	7.965593	-20.34%	20,383
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.683949	13.664134	-0.14%	67,142
2010	12.204817	13.683949	12.12%	90,175
2009	10.301128	12.204817	18.48%	105,185
2008	14.231919	10.301128	-27.62%	144,035
2007	15.178318	14.231919	-6.24%	146,727
2006	12.940540	15.178318	17.29%	312,472
2005	12.463283	12.940540	3.83%	170,033
2004	11.027630	12.463283	13.02%	129,405
2003	8.650683	11.027630	27.48%	38,324
2002*	10.000000	8.650683	-13.49%	25,164
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.630831	10.126286	-4.75%	424,086
2010*	10.000000	10.630831	6.31%	267,792
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.855684	10.236918	-13.65%	25,811
2010*	10.000000	11.855684	18.56%	11,810
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.105894	-8.94%	46,937
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.106491	15.477918	-3.90%	120,161
2010	13.933018	16.106491	15.60%	155,708
2009	10.405189	13.933018	33.90%	201,766
2008	18.367123	10.405189	-43.35%	337,282
2007	15.841706	18.367123	15.94%	513,488
2006	14.382262	15.841706	10.15%	393,422
2005	12.469773	14.382262	15.34%	373,815
2004	10.955525	12.469773	13.82%	132,240
2003	8.646375	10.955525	26.71%	60,835
2002*	10.000000	8.646375	-13.54%	25,529

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.832260	11.778884	-0.45%	83,959
2010	10.417301	11.832260	13.58%	115,306
2009	8.109964	10.417301	28.45%	176,781
2008	14.347754	8.109964	-43.48%	224,634
2007	14.333388	14.347754	0.10%	308,261
2006	12.094235	14.333388	18.51%	444,759
2005	11.584614	12.094235	4.40%	260,419
2004	10.541627	11.584614	9.89%	98,808
2003	8.196128	10.541627	28.62%	31,947
2002*	10.000000	8.196128	-18.04%	5,085
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.048369	10.919174	-1.17%	121,485
2010	9.023836	11.048369	22.44%	120,991
2009	7.133178	9.023836	26.51%	162,815
2008	13.695686	7.133178	-47.92%	126,202
2007	10.939741	13.695686	25.19%	462,950
2006	10.383122	10.939741	5.36%	134,259
2005	9.953899	10.383122	4.31%	200,685
2004	9.764143	9.953899	1.94%	66,766
2003	7.454945	9.764143	30.98%	35,482
2002*	10.000000	7.454945	-25.45%	10,092
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.429885	10.151217	-2.67%	39,808
2010*	10.000000	10.429885	4.30%	45,436
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416515	9.855581	-5.39%	5,960
2010*	10.000000	10.416515	4.17%	28,852
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.201728	9.953345	-2.43%	51,291
2010*	10.000000	10.201728	2.02%	53,507
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.152476	9.754393	-3.92%	85,683
2010*	10.000000	10.152476	1.52%	121,324
Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.670961	9.265760	-4.19%	106,987
2010	9.843443	9.670961	-1.75%	118,018
2009	9.873706	9.843443	-0.31%	18,517
2008*	10.000000	9.873706	-1.26%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.939377	9.108003	-8.36%	398,585
2010	8.733167	9.939377	13.81%	410,855
2009	6.337416	8.733167	37.80%	246,971
2008	11.265455	6.337416	-43.74%	102,581
2007	10.017545	11.265455	12.46%	250,428

Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.668268	9.530838	-1.42%	227,353
2010	8.812545	9.668268	9.71%	178,152
2009	7.272727	8.812545	21.17%	88,589
2008	10.521594	7.272727	-30.88%	29,545
2007	10.020827	10.521594	5.00%	40,251
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.315454	8.820814	-5.31%	252,486
2010	8.284648	9.315454	12.44%	252,111
2009	6.171830	8.284648	34.23%	121,898
2008	10.790387	6.171830	-42.80%	43,679
2007*	10.000000	10.790387	7.90%	46,078
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.808041	8.615157	-12.16%	261,881
2010*	10.000000	9.808041	-1.92%	324,085
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.587483	8.784314	-8.38%	439,806
2010*	10.000000	9.587483	-4.13%	645,130
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.797988	7.946695	-9.68%	212,712
2010	9.226584	8.797988	-4.65%	195,472
2009	9.724310	9.226584	-5.12%	191,817
2008*	10.000000	9.724310	-2.76%	19,804
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.784243	8.977036	2.19%	177,994
2010	8.369048	8.784243	4.96%	222,802
2009	8.753879	8.369048	-4.40%	183,098
2008	10.895483	8.753879	-19.66%	243,561
2007	10.615800	10.895483	2.63%	229,357
2006	10.070102	10.615800	5.42%	234,528
2005*	10.000000	10.070102	0.70%	7,604
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.167221	12.161921	-7.63%	138,911
2010	11.977801	13.167221	9.93%	192,125
2009	9.519028	11.977801	25.83%	207,602
2008	16.249173	9.519028	-41.42%	304,753
2007	13.392897	16.249173	21.33%	424,680
2006	12.163376	13.392897	10.11%	367,419
2005	10.820869	12.163376	12.41%	389,481
2004	9.887358	10.820869	9.44%	267,788
2003	7.700099	9.887358	28.41%	202,112
2002*	10.000000	7.700099	-23.00%	148,681
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450864	9.586475	-8.27%	301,931
2010*	10.000000	10.450864	4.51%	254,838

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.478912	-5.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.336248	-6.64%	10,333
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.927828	13.266020	2.62%	1,161,481
2010	11.557222	12.927828	11.86%	1,293,214
2009	8.003576	11.557222	44.40%	1,417,507
2008	11.260798	8.003576	-28.93%	435,022
2007	11.042678	11.260798	1.98%	74,710
2006	10.100274	11.042678	9.33%	48,074
2005*	10.000000	10.100274	1.00%	5,276
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.753887	9.952402	-7.45%	3,923
2010*	10.000000	10.753887	7.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.482360	10.222686	-2.48%	25,765
2010*	10.000000	10.482360	4.82%	13,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.601405	10.118419	-4.56%	59,317
2010*	10.000000	10.601405	6.01%	22,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.297554	10.323006	0.25%	165,705
2010*	10.000000	10.297554	2.98%	219,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535235	10.171398	-3.45%	84,854
2010*	10.000000	10.535235	5.35%	89,462
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.667009	10.051996	-5.77%	29,203
2010*	10.000000	10.667009	6.67%	45,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419519	10.272091	-1.41%	3,333
2010*	10.000000	10.419519	4.20%	3,581
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.272149	2.72%	54,265
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.283909	8.656601	-23.28%	28,400
2010*	10.000000	11.283909	12.84%	49,206

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.729095	14.556856	6.03%	385,437
2010	13.253915	13.729095	3.59%	462,900
2009	13.056405	13.253915	1.51%	444,897
2008	12.260965	13.056405	6.49%	372,432
2007	11.576159	12.260965	5.92%	374,061
2006	11.331337	11.576159	2.16%	243,870
2005	11.109557	11.331337	2.00%	205,176
2004	10.883104	11.109557	2.08%	183,065
2003	10.781715	10.883104	0.94%	98,862
2002*	10.000000	10.781715	7.82%	68,307
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.850933	12.203280	-5.04%	65,505
2010	11.347314	12.850933	13.25%	76,789
2009	9.012803	11.347314	25.90%	161,790
2008	14.446779	9.012803	-37.61%	80,923
2007	13.792855	14.446779	4.74%	147,495
2006	11.933820	13.792855	15.58%	164,066
2005	11.182797	11.933820	6.72%	117,629
2004*	10.000000	11.182797	11.83%	19,888
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412073	10.382339	-0.29%	4,106
2010*	10.000000	10.412073	4.12%	3,930
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.513870	10.290929	-2.12%	14,245
2010*	10.000000	10.513870	5.14%	15,624
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.139130	12.352754	1.76%	288,056
2010	11.592735	12.139130	4.71%	270,069
2009	10.735031	11.592735	7.99%	229,890
2008	11.574684	10.735031	-7.25%	179,945
2007	11.107227	11.574684	4.21%	71,721
2006	10.586857	11.107227	4.92%	168,038
2005	10.358800	10.586857	2.20%	145,586
2004*	10.000000	10.358800	3.59%	19,100
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.685958	12.535476	-1.19%	291,461
2010	11.576707	12.685958	9.58%	257,889
2009	9.810602	11.576707	18.00%	288,608
2008	12.951058	9.810602	-24.25%	257,289
2007	12.395483	12.951058	4.48%	241,782
2006	11.251640	12.395483	10.17%	193,260
2005	10.788731	11.251640	4.29%	177,123
2004*	10.000000	10.788731	7.89%	42,257

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.884599	12.463637	-3.27%	109,974
2010	11.543390	12.884599	11.62%	168,855
2009	9.396950	11.543390	22.84%	228,739
2008	13.855661	9.396950	-32.18%	254,642
2007	13.204627	13.855661	4.93%	276,663
2006	11.660052	13.204627	13.25%	203,994
2005	11.007650	11.660052	5.93%	143,753
2004*	10.000000	11.007650	10.08%	40,763
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.513010	12.637250	0.99%	106,804
2010	11.670673	12.513010	7.22%	106,082
2009	10.299503	11.670673	13.31%	87,095
2008	12.261815	10.299503	-16.00%	95,423
2007	11.722961	12.261815	4.60%	96,259
2006	10.940589	11.722961	7.15%	71,702
2005	10.575547	10.940589	3.45%	50,033
2004*	10.000000	10.575547	5.76%	3,176
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.878753	9.765464	-1.15%	4,184,346
2010	9.993664	9.878753	-1.15%	4,145,662
2009*	10.000000	9.993664	-0.06%	5,551,458
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.164071	9.973886	-10.66%	17,549
2010*	10.000000	11.164071	11.64%	14,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.635071	8.788889	-17.36%	10,174
2010*	10.000000	10.635071	6.35%	1,609
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.785475	10.317057	-4.34%	17,281
2010*	10.000000	10.785475	7.85%	2,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.281595	9.544369	-7.17%	12,586
2010*	10.000000	10.281595	2.82%	537
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.441634	14.618790	-5.33%	4,403
2010	12.317693	15.441634	25.36%	7,026
2009*	10.000000	12.317693	23.18%	11,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.243957	10.620190	-5.55%	19,304
2010*	10.000000	11.243957	12.44%	31,796
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.796900	10.425238	-3.44%	5,288
2010*	10.000000	10.796900	7.97%	4,589

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.455788	10.268435	-1.79%	16,747
2010	8.434251	10.455788	23.97%	17,423
2009	6.685086	8.434251	26.17%	5,529
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.608612	13.695421	-6.25%	8,968
2010	11.676486	14.608612	25.11%	13,131
2009	9.350568	11.676486	24.87%	9,208
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.131524	15.062103	-6.63%	27,020
2010	13.018887	16.131524	23.91%	27,404
2009	9.775295	13.018887	33.18%	38,329
2008	15.992248	9.775295	-38.87%	31,216
2007	15.844886	15.992248	0.93%	41,911
2006	14.303059	15.844886	10.78%	81,632
2005	12.883483	14.303059	11.02%	66,403
2004	10.946885	12.883483	17.69%	15,245
2003	7.854705	10.946885	39.37%	17,820
2002*	10.000000	7.854705	-21.45%	4,672
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.443881	11.401467	-0.37%	18,176
2010	10.202484	11.443881	12.17%	5,011
2009	8.180732	10.202484	24.71%	2,977
2008	14.157586	8.180732	-42.22%	4,894
2007	13.235171	14.157586	6.97%	17,123
2006	11.774685	13.235171	12.40%	59,194
2005	11.095617	11.774685	6.12%	51,523
2004	10.219517	11.095617	8.57%	6,367
2003	8.109700	10.219517	26.02%	2,560
2002*	10.000000	8.109700	-18.90%	4,433
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.965957	-0.34%	148,246
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.545134	-4.55%	231,715
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.267049	11.211470	-8.60%	19,984
2010*	10.000000	12.267049	22.67%	23,613
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.610842	11.140588	4.99%	62,265
2010*	10.000000	10.610842	6.11%	212,170
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.902661	11.684694	7.17%	30,001
2010*	10.000000	10.902661	9.03%	15,870

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.898068	11.576295	6.22%	63,277
2010*	10.000000	10.898068	8.98%	66,198
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602429	10.819751	2.05%	272,532
2010*	10.000000	10.602429	6.02%	303,175
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.833932	-1.66%	24,302
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.014102	0.14%	142,965
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.214462	8.467769	-24.49%	46,926
2010*	10.000000	11.214462	12.14%	86,823
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.833857	10.492107	-3.15%	30,735
2010*	10.000000	10.833857	8.34%	47,905
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.899347	11.070022	1.57%	31,269
2010*	10.000000	10.899347	8.99%	56,281
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.131138	8.032787	-27.83%	6,441
2010*	10.000000	11.131138	11.31%	28,513
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.468545	-25.31%	6
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.727250	-22.73%	5,626
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.984118	8.091944	-9.93%	24,922
2010*	10.000000	8.984118	-10.16%	53,128
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.362623	-6.37%	713
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.381518	10.262459	-1.15%	60,895
2010*	10.000000	10.381518	3.82%	29,423
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.896459	-1.04%	3,461
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.646469	-3.54%	1,561

ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.024282	8.750409	-20.63%	31,490
2010*	10.000000	11.024282	10.24%	98,971
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.608140	9.554602	-9.93%	2,193
2010*	10.000000	10.608140	6.08%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.283256	-17.17%	7
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.611633	-3.88%	4,573
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.740898	-12.59%	1,246
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.873060	9.207002	-15.32%	34,252
2010*	10.000000	10.873060	8.73%	73,324
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.466646	-15.33%	392
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.934040	7.194145	-19.47%	7,891
2010*	10.000000	8.934040	-10.66%	162
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.786581	10.817934	0.29%	77,265
2010*	10.000000	10.786581	7.87%	8,547
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.082122	11.201005	1.07%	16,448
2010*	10.000000	11.082122	10.82%	36,763
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.405457	4.05%	7,074
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.291697	-17.08%	49,065
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.284934	-7.15%	4,735
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.814301	5.445583	-38.22%	26,889
2010*	10.000000	8.814301	-11.86%	11,654
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.820362	-11.80%	0

ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.342637	9.126074	9.39%	373
2010*	10.000000	8.342637	-16.57%	782
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.546855	8.601065	0.63%	324
2010*	10.000000	8.546855	-14.53%	1,389
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.683074	7.684226	-11.50%	165
2010*	10.000000	8.683074	-13.17%	2,797
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.285502	-7.14%	1,673
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.528127	-4.72%	378
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545466	14.960360	41.87%	20,736
2010*	10.000000	10.545466	5.45%	90,588
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.394429	11.129129	-2.33%	22,877
2010*	10.000000	11.394429	13.94%	12,189
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.389126	5.684453	-23.07%	169
2010*	10.000000	7.389126	-26.11%	170
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.827258	8.27%	18,290
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.052969	5.422063	-23.12%	75,105
2010	6.312005	7.052969	11.74%	134,051
2009	6.612566	6.312005	-4.55%	59,851
2008	11.370105	6.612566	-41.84%	127,232
2007	15.775194	11.370105	-27.92%	75,935
2006	14.345009	15.775194	9.97%	91,962
2005	14.924061	14.345009	-3.88%	39,053
2004	13.158620	14.924061	13.42%	41,009
2003	10.104478	13.158620	30.23%	73,221
2002	10.302548	10.104478	-1.92%	25,905

Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.487828	21.048101	-17.42%	84,840
2010	20.354782	25.487828	25.22%	159,935
2009	13.245718	20.354782	53.67%	131,995
2008	24.541698	13.245718	-46.03%	124,992
2007	18.533610	24.541698	32.42%	335,938
2006	15.330613	18.533610	20.89%	270,767
2005	14.906475	15.330613	2.85%	132,249
2004	12.479977	14.906475	19.44%	217,906
2003	9.603806	12.479977	29.95%	379,381
2002	11.135186	9.603806	-13.75%	10,189
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446590	11.420351	9.32%	81,328
2010	9.546440	10.446590	9.43%	83,696
2009	8.160831	9.546440	16.98%	89,296
2008	9.357862	8.160831	-12.79%	269,603
2007	9.067923	9.357862	3.20%	94,051
2006	9.488486	9.067923	-4.43%	79,873
2005	8.673278	9.488486	9.40%	242,690
2004	8.678797	8.673278	-0.06%	41,954
2003	6.177872	8.678797	40.48%	108,631
2002	11.436499	6.177872	-45.98%	19,412
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.515556	5.089993	-7.72%	305,081
2010	5.164979	5.515556	6.79%	455,749
2009	4.683557	5.164979	10.28%	340,434
2008	9.294898	4.683557	-49.61%	240,532
2007	7.177332	9.294898	29.50%	275,482
2006	8.840859	7.177332	-18.82%	75,975
2005*	10.000000	8.840859	-11.59%	31,638
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.270004	19.421429	12.46%	115,935
2010	14.896410	17.270004	15.93%	117,587
2009	12.651076	14.896410	17.75%	106,469
2008	16.705865	12.651076	-24.27%	96,004
2007	15.215528	16.705865	9.79%	100,352
2006	13.107925	15.215528	16.08%	131,789
2005	13.312717	13.107925	-1.54%	31,508
2004	11.886246	13.312717	12.00%	107,024
2003	9.867686	11.886246	20.46%	59,697
2002	10.355991	9.867686	-4.72%	29,763
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.918294	9.617179	7.84%	261,099
2010	7.241596	8.918294	23.15%	224,877
2009	5.352421	7.241596	35.30%	377,151
2008	14.143597	5.352421	-62.16%	457,514
2007	13.230610	14.143597	6.90%	227,834
2006	10.252645	13.230610	29.05%	221,205
2005	10.782122	10.252645	-4.91%	122,833
2004*	10.000000	10.782122	7.82%	183,294

Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.526736	7.039135	-17.45%	85,626
2010	7.873594	8.526736	8.30%	170,413
2009	4.635020	7.873594	69.87%	211,336
2008	9.398954	4.635020	-50.69%	27,048
2007	9.752427	9.398954	-3.62%	20,444
2006	9.626347	9.752427	1.31%	10,509
2005	9.374996	9.626347	2.68%	57,630
2004	12.155900	9.374996	-22.88%	221,280
2003	7.241171	12.155900	67.87%	203,031
2002	14.145323	7.241171	-48.81%	10,979
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.042017	22.376203	-6.93%	91,944
2010	20.429160	24.042017	17.68%	131,094
2009	14.921946	20.429160	36.91%	105,297
2008	27.973373	14.921946	-46.66%	178,645
2007	21.244157	27.973373	31.68%	300,446
2006	19.200634	21.244157	10.64%	198,671
2005	14.019810	19.200634	36.95%	242,588
2004	10.722492	14.019810	30.75%	226,754
2003	8.817860	10.722492	21.60%	275,327
2002	10.313664	8.817860	-14.50%	101,152
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.530500	25.582080	-10.33%	88,763
2010	22.897854	28.530500	24.60%	130,555
2009	14.262018	22.897854	60.55%	143,019
2008	34.031250	14.262018	-58.09%	133,471
2007	25.112820	34.031250	35.51%	214,827
2006	22.890848	25.112820	9.71%	141,325
2005	15.614496	22.890848	46.60%	237,854
2004	11.811050	15.614496	32.20%	77,398
2003	11.021212	11.811050	7.17%	117,924
2002	12.680697	11.021212	-13.09%	24,076
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.093844	8.467607	-16.11%	61,492
2010	11.444428	10.093844	-11.80%	83,355
2009	8.534845	11.444428	34.09%	184,690
2008	19.128094	8.534845	-55.38%	176,084
2007	17.116166	19.128094	11.75%	446,601
2006	13.369428	17.116166	28.02%	392,099
2005	12.716325	13.369428	5.14%	311,299
2004	11.075208	12.716325	14.82%	414,645
2003	7.830613	11.075208	41.43%	534,434
2002	11.057089	7.830613	-29.18%	50,746

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.432106	7.091335	-15.90%	126,776
2010	7.458789	8.432106	13.05%	186,109
2009	6.304689	7.458789	18.31%	153,895
2008	12.276218	6.304689	-48.64%	135,405
2007	15.295892	12.276218	-19.74%	62,489
2006	13.255559	15.295892	15.39%	189,747
2005	12.971124	13.255559	2.19%	164,801
2004	11.204171	12.971124	15.77%	120,559
2003	8.791528	11.204171	27.44%	84,911
2002	10.475591	8.791528	-16.08%	19
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.826186	19.337480	39.86%	165,929
2010	12.703624	13.826186	8.84%	155,009
2009	18.772685	12.703624	-32.33%	147,772
2008	13.113130	18.772685	43.16%	370,537
2007	12.089355	13.113130	8.47%	315,112
2006	12.627431	12.089355	-4.26%	222,399
2005	11.862222	12.627431	6.45%	520,493
2004	11.074032	11.862222	7.12%	405,891
2003	11.324252	11.074032	-2.21%	290,745
2002	9.660145	11.324252	17.23%	100,664
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.859849	12.273316	3.49%	127,957
2010	11.237162	11.859849	5.54%	135,062
2009	9.120033	11.237162	23.21%	176,296
2008	12.278483	9.120033	-25.72%	260,832
2007	11.716235	12.278483	4.80%	168,503
2006	11.275709	11.716235	3.91%	137,378
2005	10.309163	11.275709	9.38%	198,679
2004	9.818013	10.309163	5.00%	162,730
2003	7.653601	9.818013	28.28%	120,475
2002	9.839345	7.653601	-22.21%	32,347
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.965003	15.641362	-12.93%	52,403
2010	15.047987	17.965003	19.38%	130,324
2009	9.178537	15.047987	63.95%	90,692
2008	16.844570	9.178537	-45.51%	27,541
2007	15.437753	16.844570	9.11%	107,945
2006	14.235823	15.437753	8.44%	89,595
2005	14.601909	14.235823	-2.51%	168,555
2004	12.748252	14.601909	14.54%	112,822
2003	7.844840	12.748252	62.50%	135,414
2002	14.006514	7.844840	-43.99%	13,965
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.680580	2.653286	-27.91%	64,651
2010	5.341368	3.680580	-31.09%	282,731
2009	9.762742	5.341368	-45.29%	146,056
2008	6.140424	9.762742	58.99%	109,116
2007	6.825793	6.140424	-10.04%	76,616
2006	8.826352	6.825793	-22.67%	239,283
2005	8.785848	8.826352	0.46%	52,799
2004*	10.000000	8.785848	-12.14%	58,091

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.768926	3.966867	-31.24%	222,312
2010	6.693380	5.768926	-13.81%	365,820
2009	5.670499	6.693380	18.04%	486,250
2008	8.219706	5.670499	-31.01%	280,065
2007	8.708860	8.219706	-5.62%	207,004
2006	8.149326	8.708860	6.87%	430,618
2005	8.699668	8.149326	-6.33%	369,368
2004	9.851634	8.699668	-11.69%	422,442
2003*	10.000000	9.851634	-1.48%	148,083
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.587636	4.202369	-8.40%	23,263
2010	6.212076	4.587636	-26.15%	15,332
2009	9.709842	6.212076	-36.02%	22,276
2008	7.307483	9.709842	32.88%	33,113
2007	7.542666	7.307483	-3.12%	36,621
2006	7.933739	7.542666	-4.93%	118,580
2005	8.738896	7.933739	-9.21%	27,311
2004*	10.000000	8.738896	-12.61%	7,757
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.849849	2.533284	-11.11%	120,190
2010	3.661796	2.849849	-22.17%	171,939
2009	6.182135	3.661796	-40.77%	496,608
2008	4.224987	6.182135	46.32%	119,579
2007	4.817969	4.224987	-12.31%	244,883
2006	4.943186	4.817969	-2.53%	490,073
2005	4.937786	4.943186	0.11%	189,155
2004	5.665548	4.937786	-12.85%	182,623
2003	9.151251	5.665548	-38.09%	186,582
2002	6.916610	9.151251	32.31%	175,961
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.321007	3.946213	-8.67%	77,925
2010	6.039865	4.321007	-28.46%	134,696
2009	9.100290	6.039865	-33.63%	242,376
2008	7.383028	9.100290	23.26%	76,018
2007	7.088828	7.383028	4.15%	108,287
2006	8.144778	7.088828	-12.96%	220,905
2005	8.498725	8.144778	-4.16%	115,091
2004*	10.000000	8.498725	-15.01%	9,685
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.288547	4.755067	-10.09%	212,538
2010	6.442719	5.288547	-17.91%	499,199
2009	8.996140	6.442719	-28.38%	618,729
2008	6.535677	8.996140	37.65%	206,465
2007	6.557795	6.535677	-0.34%	354,919
2006	7.172039	6.557795	-8.56%	337,630
2005	7.311622	7.172039	-1.91%	324,390
2004	8.237587	7.311622	-11.24%	299,168
2003	10.914391	8.237587	-24.53%	135,326
2002	9.076802	10.914391	20.24%	132,236

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.625938	7.463453	-29.76%	44,612
2010	9.288706	10.625938	14.40%	79,777
2009	7.598005	9.288706	22.25%	59,695
2008	11.468090	7.598005	-33.75%	128,538
2007	13.070149	11.468090	-12.26%	73,537
2006	12.575856	13.070149	3.93%	207,706
2005	10.570918	12.575856	18.97%	598,105
2004	9.692643	10.570918	9.06%	153,701
2003	7.125000	9.692643	36.04%	127,189
2002	8.601313	7.125000	-17.16%	14,312
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.581617	15.780396	1.28%	87,851
2010	12.093167	15.581617	28.85%	115,770
2009	8.947816	12.093167	35.15%	59,823
2008	17.781792	8.947816	-49.68%	16,170
2007	18.458246	17.781792	-3.66%	28,856
2006	15.123240	18.458246	22.05%	166,409
2005	16.081745	15.123240	-5.96%	18,281
2004	13.134496	16.081745	22.44%	209,284
2003	9.850335	13.134496	33.34%	66,917
2002	11.690551	9.850335	-15.74%	7,431
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.340127	17.666645	-8.65%	73,766
2010	14.223663	19.340127	35.97%	143,352
2009	9.442032	14.223663	50.64%	105,765
2008	21.149756	9.442032	-55.36%	168,650
2007	20.654432	21.149756	2.40%	163,330
2006	18.914906	20.654432	9.20%	143,532
2005	16.774277	18.914906	12.76%	333,479
2004	13.892954	16.774277	20.74%	229,583
2003	9.220137	13.892954	50.68%	232,424
2002	12.344390	9.220137	-25.31%	47,753
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.207707	10.022354	-1.82%	134,134
2010	7.542969	10.207707	35.33%	308,880
2009	3.503433	7.542969	115.30%	390,570
2008	12.935014	3.503433	-72.92%	437,087
2007	10.207461	12.935014	26.72%	437,034
2006	9.847099	10.207461	3.66%	260,252
2005	10.272747	9.847099	-4.14%	480,769
2004	9.099366	10.272747	12.90%	999,207
2003	4.634022	9.099366	96.36%	310,980
2002	15.353386	4.634022	-69.82%	133,785

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.595012	15.750375	1.00%	107,235
2010	13.315080	15.595012	17.12%	176,818
2009	8.861757	13.315080	50.25%	242,227
2008	15.433917	8.861757	-42.58%	120,415
2007	13.252407	15.433917	16.46%	260,762
2006	12.674459	13.252407	4.56%	166,631
2005	12.680465	12.674459	-0.05%	243,774
2004	11.731438	12.680465	8.09%	754,362
2003	8.161230	11.731438	43.75%	160,597
2002	13.502288	8.161230	-39.56%	26,362
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.653560	9.431385	-2.30%	267,471
2010	8.140463	9.653560	18.59%	419,978
2009	6.077306	8.140463	33.95%	507,133
2008	13.505039	6.077306	-55.00%	228,038
2007	13.510922	13.505039	-0.04%	345,385
2006	11.459012	13.510922	17.91%	505,362
2005	11.149791	11.459012	2.77%	528,778
2004	9.840538	11.149791	13.30%	821,362
2003	7.152002	9.840538	37.59%	500,876
2002	11.256940	7.152002	-36.47%	113,589
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.284792	24.954231	-25.03%	207,277
2010	24.386260	33.284792	36.49%	364,462
2009	16.530467	24.386260	47.52%	300,134
2008	27.220790	16.530467	-39.27%	288,507
2007	23.035143	27.220790	18.17%	239,265
2006	19.190145	23.035143	20.04%	238,327
2005	16.058647	19.190145	19.50%	268,503
2004	18.937535	16.058647	-15.20%	171,902
2003	13.596420	18.937535	39.28%	175,559
2002	9.447667	13.596420	43.91%	210,896
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.282431	16.460056	1.09%	160,365
2010	13.191611	16.282431	23.43%	252,452
2009	10.653444	13.191611	23.82%	129,769
2008	18.467932	10.653444	-42.31%	98,752
2007	23.100685	18.467932	-20.05%	84,369
2006	17.876161	23.100685	29.23%	257,195
2005	16.877142	17.876161	5.92%	144,859
2004	13.179686	16.877142	28.05%	226,442
2003	10.231690	13.179686	28.81%	48,888
2002	10.467730	10.231690	-2.25%	29,915

Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.226552	15.849316	4.09%	85,666
2010	12.309188	15.226552	23.70%	75,937
2009	8.634008	12.309188	42.57%	24,702
2008	13.026525	8.634008	-33.72%	88,599
2007	15.079053	13.026525	-13.61%	20,713
2006	13.857675	15.079053	8.81%	31,660
2005	13.290296	13.857675	4.27%	14,923
2004	12.216001	13.290296	8.79%	87,884
2003	9.135884	12.216001	33.71%	56,484
2002	11.835742	9.135884	-22.81%	1,813
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.920105	13.819747	-13.19%	87,580
2010	11.683388	15.920105	36.26%	137,599
2009	8.865915	11.683388	31.78%	83,153
2008	18.442661	8.865915	-51.93%	166,824
2007	20.006629	18.442661	-7.82%	149,770
2006	16.747069	20.006629	19.46%	1,006,925
2005	16.302944	16.747069	2.72%	623,100
2004	13.172980	16.302944	23.76%	1,792,370
2003	8.111826	13.172980	62.39%	1,713,918
2002	12.712705	8.111826	-36.19%	872,144
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.769198	7.376787	-5.05%	237,033
2010	6.264193	7.769198	24.03%	404,136
2009	4.329333	6.264193	44.69%	449,753
2008	13.680530	4.329333	-68.35%	746,922
2007	13.756226	13.680530	-0.55%	175,955
2006	11.249719	13.756226	22.28%	358,907
2005	11.007672	11.249719	2.20%	158,304
2004	9.525916	11.007672	15.55%	121,328
2003	6.219418	9.525916	53.16%	1,540,330
2002	11.652985	6.219418	-46.63%	78,909
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.034854	11.767247	-2.22%	261,372
2010	9.737339	12.034854	23.59%	250,064
2009	6.690287	9.737339	45.54%	230,411
2008	11.247697	6.690287	-40.52%	136,556
2007	10.846436	11.247697	3.70%	188,593
2006	10.409753	10.846436	4.19%	142,582
2005	10.346916	10.409753	0.61%	90,507
2004*	10.000000	10.346916	3.47%	209,570
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.289325	10.806157	-4.28%	140,736
2010	9.492113	11.289325	18.93%	167,889
2009	6.348554	9.492113	49.52%	140,288
2008	12.508650	6.348554	-49.25%	157,822
2007	13.372720	12.508650	-6.46%	118,768
2006	11.497223	13.372720	16.31%	564,616
2005	11.162898	11.497223	2.99%	142,472
2004*	10.000000	11.162898	11.63%	73,398

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.628391	16.329422	-1.80%	203,555
2010	12.688052	16.628391	31.06%	310,801
2009	8.185100	12.688052	55.01%	187,689
2008	12.967810	8.185100	-36.88%	136,610
2007	12.096993	12.967810	7.20%	233,432
2006	11.866251	12.096993	1.94%	146,294
2005	10.769306	11.866251	10.19%	435,493
2004*	10.000000	10.769306	7.69%	122,462
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.531249	12.419464	-8.22%	82,336
2010	11.394786	13.531249	18.75%	100,879
2009	7.424888	11.394786	53.47%	241,017
2008	13.325268	7.424888	-44.28%	84,267
2007	14.167806	13.325268	-5.95%	98,056
2006	12.241776	14.167806	15.73%	143,671
2005	11.432424	12.241776	7.08%	133,756
2004*	10.000000	11.432424	14.32%	271,249
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.521853	13.836552	2.33%	137,120
2010	10.908356	13.521853	23.96%	184,692
2009	8.237088	10.908356	32.43%	104,085
2008	12.687221	8.237088	-35.08%	169,435
2007	12.849542	12.687221	-1.26%	117,362
2006	12.065848	12.849542	6.50%	177,496
2005	11.493338	12.065848	4.98%	224,123
2004*	10.000000	11.493338	14.93%	292,520
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.331917	11.039157	-10.48%	97,056
2010	9.972322	12.331917	23.66%	138,260
2009	6.217076	9.972322	60.40%	181,950
2008	11.131536	6.217076	-44.15%	162,683
2007	14.140714	11.131536	-21.28%	70,349
2006	12.000006	14.140714	17.84%	274,581
2005	11.713359	12.000006	2.45%	183,676
2004*	10.000000	11.713359	17.13%	298,042
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.559811	6.208263	-5.36%	73,406
2010	6.949263	6.559811	-5.60%	81,148
2009	8.353109	6.949263	-16.81%	47,127
2008	8.004957	8.353109	4.35%	68,173
2007	9.088290	8.004957	-11.92%	31,759
2006	10.286860	9.088290	-11.65%	7,678
2005*	10.000000	10.286860	2.87%	5,241

Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.699564	12.296454	-10.24%	88,016
2010	12.370259	13.699564	10.75%	121,779
2009	8.042347	12.370259	53.81%	172,727
2008	14.904288	8.042347	-46.04%	91,877
2007	13.660647	14.904288	9.10%	148,790
2006	13.050397	13.660647	4.68%	65,032
2005	12.803422	13.050397	1.93%	108,584
2004	12.805138	12.803422	-0.01%	163,790
2003	8.029639	12.805138	59.47%	110,277
2002	13.340880	8.029639	-39.81%	56,326
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939669	7.564323	-15.38%	60,418
2010	7.897611	8.939669	13.19%	120,600
2009	6.208622	7.897611	27.20%	102,359
2008	11.490409	6.208622	-45.97%	71,209
2007	10.642985	11.490409	7.96%	135,244
2006	9.008629	10.642985	18.14%	102,639
2005	9.008350	9.008629	0.00%	55,060
2004	8.087695	9.008350	11.38%	132,835
2003	6.120431	8.087695	32.14%	152,782
2002	10.248649	6.120431	-40.28%	73,126
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.464406	14.465757	-12.14%	75,529
2010	13.417697	16.464406	22.71%	101,616
2009	11.563371	13.417697	16.04%	69,125
2008	15.651490	11.563371	-26.12%	138,387
2007	17.353631	15.651490	-9.81%	20,698
2006	16.347878	17.353631	6.15%	30,465
2005	15.244346	16.347878	7.24%	138,779
2004	12.539029	15.244346	21.58%	187,324
2003	10.525863	12.539029	19.13%	35,062
2002	12.056821	10.525863	-12.70%	10,560
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.754991	12.363286	14.95%	174,005
2010	10.179554	10.754991	5.65%	154,539
2009	9.049477	10.179554	12.49%	179,680
2008	12.999381	9.049477	-30.39%	186,312
2007	11.652407	12.999381	11.56%	287,676
2006	9.744681	11.652407	19.58%	431,014
2005	8.915836	9.744681	9.30%	160,983
2004	7.688459	8.915836	15.96%	251,414
2003	6.202486	7.688459	23.96%	391,502
2002	9.341214	6.202486	-33.60%	223,472
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.169079	10.634201	-4.79%	13,711
2010	11.970302	11.169079	-6.69%	22,300
2009	11.359173	11.970302	5.38%	81,289
2008	13.093703	11.359173	-13.25%	98,684
2007	11.214831	13.093703	16.75%	82,157
2006	9.720048	11.214831	15.38%	63,200
2005*	10.000000	9.720048	-2.80%	11,192

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.326281	3.26%	310
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.303049	-16.97%	494
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.896846	-11.03%	1,472
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.701774	-22.98%	7,189
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.618092	-3.82%	1,919

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.089836	-9.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.789014	12.010082	1.88%	0
2010	10.453309	11.789014	12.78%	0
2009	8.958991	10.453309	16.68%	0
2008	13.862563	8.958991	-35.37%	0
2007	14.041315	13.862563	-1.27%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.923374	10.907782	-0.14%	0
2010	9.522410	10.923374	14.71%	0
2009	7.163856	9.522410	32.92%	0
2008	12.399057	7.163856	-42.22%	0
2007	10.369081	12.399057	19.58%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.624082	13.597482	-0.20%	0
2010	12.157553	13.624082	12.06%	0
2009	10.266426	12.157553	18.42%	0
2008	14.191172	10.266426	-27.66%	0
2007	15.142551	14.191172	-6.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.102844	-8.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.035986	15.402380	-3.95%	0
2010	13.879043	16.035986	15.54%	0
2009	10.370125	13.879043	33.84%	0
2008	18.314515	10.370125	-43.38%	0
2007	15.804368	18.314515	15.88%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.780478	11.721428	-0.50%	0
2010	10.376946	11.780478	13.53%	0
2009	8.082644	10.376946	28.39%	0
2008	14.306692	8.082644	-43.50%	0
2007	14.299639	14.306692	0.05%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.000027	10.865907	-1.22%	0
2010	8.988893	11.000027	22.37%	0
2009	7.109142	8.988893	26.44%	0
2008	13.656481	7.109142	-47.94%	0
2007	10.913966	13.656481	25.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.413020	9.847300	-5.43%	0
2010*	10.000000	10.413020	4.13%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.198310	9.944990	-2.48%	0
2010*	10.000000	10.198310	1.98%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.149080	9.746206	-3.97%	0
2010*	10.000000	10.149080	1.49%	0
Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.660912	9.251463	-4.24%	0
2010	9.838203	9.660912	-1.80%	0
2009	9.873443	9.838203	-0.36%	0
2008*	10.000000	9.873443	-1.27%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.918906	9.084654	-8.41%	0
2010	8.719577	9.918906	13.75%	0
2009	6.330757	8.719577	37.73%	0
2008	11.259340	6.330757	-43.77%	0
2007	10.017197	11.259340	12.40%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.648351	9.506403	-1.47%	0
2010	8.798833	9.648351	9.65%	0
2009	7.265091	8.798833	21.11%	0
2008	10.515873	7.265091	-30.91%	0
2007	10.020480	10.515873	4.94%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.298198	8.800021	-5.36%	0
2010	8.273470	9.298198	12.39%	0
2009	6.166612	8.273470	34.17%	0
2008	10.786735	6.166612	-42.83%	0
2007*	10.000000	10.786735	7.87%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.804748	8.607914	-12.21%	0
2010*	10.000000	9.804748	-1.95%	0

Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.584275	8.776953	-8.42%	0
2010*	10.000000	9.584275	-4.16%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
2009	9.724054	9.221686	-5.17%	0
2008*	10.000000	9.724054	-2.76%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
2009	8.740212	8.351761	-4.44%	0
2008	10.883986	8.740212	-19.70%	0
2007	10.609979	10.883986	2.58%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
2009	9.486967	11.931420	25.77%	0
2008	16.202664	9.486967	-41.45%	0
2007	13.361348	16.202664	21.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.475725	-5.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.893575	13.224207	2.56%	0
2010	11.532428	12.893575	11.80%	0
2009	7.990443	11.532428	44.33%	0
2008	11.248021	7.990443	-28.96%	0
2007	11.035749	11.248021	1.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.280122	8.649309	-23.32%	0
2010*	10.000000	11.280122	12.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.669016	14.485852	5.98%	0
2010	13.202598	13.669016	3.53%	0
2009	13.012424	13.202598	1.46%	0
2008	12.225844	13.012424	6.43%	0
2007	11.548868	12.225844	5.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.807682	12.156072	-5.09%	0
2010	11.314847	12.807682	13.19%	0
2009	8.991566	11.314847	25.84%	0
2008	14.420050	8.991566	-37.65%	0
2007	13.774346	14.420050	4.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.408586	10.373636	-0.34%	0
2010*	10.000000	10.408586	4.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.510350	10.282298	-2.17%	0
2010*	10.000000	10.510350	5.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.098282	12.304971	1.71%	0
2010	11.559565	12.098282	4.66%	0
2009	10.709728	11.559565	7.94%	0
2008	11.553253	10.709728	-7.30%	0
2007	11.092303	11.553253	4.16%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.643266	12.486987	-1.24%	0
2010	11.543581	12.643266	9.53%	0
2009	9.787485	11.543581	17.94%	0
2008	12.927091	9.787485	-24.29%	0
2007	12.378841	12.927091	4.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.841268	12.415451	-3.32%	0
2010	11.510378	12.841268	11.56%	0
2009	9.374819	11.510378	22.78%	0
2008	13.830045	9.374819	-32.21%	0
2007	13.186912	13.830045	4.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.470934	12.588398	0.94%	0
2010	11.637304	12.470934	7.16%	0
2009	10.275249	11.637304	13.26%	0
2008	12.239129	10.275249	-16.05%	0
2007	11.707222	12.239129	4.54%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	0
2009*	10.000000	9.993387	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.631512	8.781499	-17.40%	0
2010*	10.000000	10.631512	6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.428468	14.598956	-5.38%	0
2010	12.313417	15.428468	25.30%	0
2009*	10.000000	12.313417	23.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.410043	10.218350	-1.84%	0
2010	8.401591	10.410043	23.91%	0
2009	6.662565	8.401591	26.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.544720	13.628621	-6.30%	0
2010	11.631293	14.544720	25.05%	0
2009	9.319084	11.631293	24.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.060927	14.988613	-6.68%	0
2010	12.968472	16.060927	23.85%	0
2009	9.742373	12.968472	33.11%	0
2008	15.946462	9.742373	-38.91%	0
2007	15.807563	15.946462	0.88%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.393758	11.345799	-0.42%	0
2010	10.162931	11.393758	12.11%	0
2009	8.153134	10.162931	24.65%	0
2008	14.116993	8.153134	-42.25%	0
2007	13.203947	14.116993	6.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.962611	-0.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.830586	-1.69%	0

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.010745	0.11%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.210706	8.460655	-24.53%	81
2010*	10.000000	11.210706	12.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.893142	-1.07%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.280469	-17.20%	0

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.737960	-12.62%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.463802	-15.36%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0

ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.282375	-7.18%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
2009	6.588331	6.285678	-4.59%	0
2008	11.334200	6.588331	-41.87%	0
2007	15.733378	11.334200	-27.96%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	52
2009	13.197264	20.270061	53.59%	0
2008	24.464344	13.197264	-46.06%	0
2007	18.484588	24.464344	32.35%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
2009	8.130899	9.506614	16.92%	0
2008	9.328264	8.130899	-12.84%	1,026
2007	9.043848	9.328264	3.14%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.500918	5.073916	-7.76%	626
2010	5.153870	5.500918	6.73%	839
2009	4.675853	5.153870	10.22%	0
2008	9.284319	4.675853	-49.64%	0
2007	7.172823	9.284319	29.44%	653

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.189380	19.321008	12.40%	161
2010	14.834363	17.189380	15.88%	0
2009	12.604756	14.834363	17.69%	0
2008	16.653142	12.604756	-24.31%	0
2007	15.175220	16.653142	9.74%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
2009	5.339803	7.220869	35.23%	0
2008	14.117428	5.339803	-62.18%	0
2007	13.212848	14.117428	6.85%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	154
2009	4.618050	7.840799	69.79%	1,288
2008	9.369286	4.618050	-50.71%	0
2007	9.726583	9.369286	-3.67%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	110
2009	14.867343	20.344094	36.84%	0
2008	27.885164	14.867343	-46.68%	0
2007	21.187933	27.885164	31.61%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	92
2009	14.209778	22.802431	60.47%	0
2008	33.923830	14.209778	-58.11%	0
2007	25.046295	33.923830	35.44%	179
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
2009	8.503599	11.396763	34.02%	0
2008	19.067745	8.503599	-55.40%	0
2007	17.070849	19.067745	11.70%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
2009	6.281603	7.427709	18.25%	0
2008	12.237487	6.281603	-48.67%	0
2007	15.255405	12.237487	-19.78%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
2009	18.703974	12.650723	-32.36%	0
2008	13.071748	18.703974	43.09%	0
2007	12.057338	13.071748	8.41%	0

Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
2009	9.086641	11.190349	23.15%	0
2008	12.239726	9.086641	-25.76%	0
2007	11.685201	12.239726	4.75%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
2009	9.144938	14.985318	63.86%	0
2008	16.791433	9.144938	-45.54%	0
2007	15.396889	16.791433	9.06%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
2009	9.739732	5.326082	-45.32%	0
2008	6.129054	9.739732	58.91%	0
2007	6.816618	6.129054	-10.09%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
2009	5.654255	6.670820	17.98%	0
2008	13.071748	18.703974	43.09%	0
2007	12.057338	13.071748	8.41%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
2009	9.686963	6.194293	-36.06%	0
2008	7.293959	9.686963	32.81%	0
2007	7.532534	7.293959	-3.17%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
2009	6.159487	3.646530	-40.80%	0
2008	4.211645	6.159487	46.25%	0
2007	4.805210	4.211645	-12.35%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
2009	9.078851	6.022583	-33.66%	0
2008	7.369353	9.078851	23.20%	0
2007	7.079292	7.369353	4.10%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
2009	8.963217	6.415889	-28.42%	0
2008	6.515049	8.963217	37.58%	0
2007	6.540418	6.515049	-0.39%	0

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
2009	7.570191	9.250023	22.19%	0
2008	11.431910	7.570191	-33.78%	0
2007	13.035547	11.431910	-12.30%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	131
2009	8.915038	12.042777	35.08%	0
2008	17.725656	8.915038	-49.71%	0
2007	18.409341	17.725656	-3.71%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
2009	9.407450	14.164399	50.57%	0
2008	21.083022	9.407450	-55.38%	0
2007	20.599737	21.083022	2.35%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
2009	3.490605	7.511567	115.19%	0
2008	12.894214	3.490605	-72.93%	0
2007	10.180435	12.894214	26.66%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
2009	8.829332	13.259645	50.18%	0
2008	15.385245	8.829332	-42.61%	0
2007	13.217333	15.385245	16.40%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.608482	9.382594	-2.35%	255
2010	8.106560	9.608482	18.53%	0
2009	6.055059	8.106560	33.88%	0
2008	13.462436	6.055059	-55.02%	0
2007	13.475153	13.462436	-0.09%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.129362	24.825150	-25.07%	342
2010	24.284651	33.129362	36.42%	520
2009	16.469936	24.284651	47.45%	0
2008	27.134912	16.469936	-39.30%	0
2007	22.974171	27.134912	18.11%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
2009	10.614428	13.136654	23.76%	0
2008	18.409660	10.614428	-42.34%	0
2007	23.039529	18.409660	-20.10%	0

Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
2009	8.602400	12.257915	42.49%	0
2008	12.985418	8.602400	-33.75%	0
2007	15.039131	12.985418	-13.66%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
2009	8.833458	11.634709	31.71%	0
2008	18.384494	8.833458	-51.95%	0
2007	19.953695	18.384494	-7.86%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
2009	4.313483	6.238110	44.62%	0
2008	13.637384	4.313483	-68.37%	0
2007	13.719816	13.637384	-0.60%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
2009	6.674510	9.709475	45.47%	0
2008	11.226873	6.674510	-40.55%	0
2007	10.831865	11.226873	3.65%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
2009	6.333586	9.464940	49.44%	0
2008	12.485516	6.333586	-49.27%	0
2007	13.354778	12.485516	-6.51%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
2009	8.165829	12.651779	54.94%	0
2008	12.943839	8.165829	-36.91%	0
2007	12.080768	12.943839	7.14%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
2009	7.407386	11.362160	53.39%	0
2008	13.300613	7.407386	-44.31%	0
2007	14.148800	13.300613	-5.99%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
2009	8.217685	10.877164	32.36%	0
2008	12.663756	8.217685	-35.11%	0
2007	12.832314	12.663756	-1.31%	0

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.290379	10.996416	-10.53%	152
2010	9.943753	12.290379	23.60%	0
2009	6.202409	9.943753	60.32%	0
2008	11.110933	6.202409	-44.18%	0
2007	14.121727	11.110933	-21.32%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
2009	8.339403	6.934349	-16.85%	0
2008	7.995872	8.339403	4.30%	0
2007	9.082590	7.995872	-11.96%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
2009	8.012911	12.318763	53.74%	0
2008	14.857272	8.012911	-46.07%	0
2007	13.624486	14.857272	9.05%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
2009	6.185896	7.864728	27.14%	0
2008	11.454160	6.185896	-45.99%	0
2007	10.614801	11.454160	7.91%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
2009	11.521032	13.361786	15.98%	0
2008	15.602096	11.521032	-26.16%	0
2007	17.307666	15.602096	-9.85%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.704842	12.299437	14.90%	256
2010	10.137199	10.704842	5.60%	0
2009	9.016379	10.137199	12.43%	0
2008	12.958396	9.016379	-30.42%	0
2007	11.621574	12.958396	11.50%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.139483	10.600667	-4.84%	708
2010	11.944618	11.139483	-6.74%	950
2009	11.340526	11.944618	5.33%	0
2008	13.078833	11.340526	-13.29%	0
2007	11.207805	13.078833	16.69%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.322812	3.23%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.300260	-17.00%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.893859	-11.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.699178	-23.01%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.614864	-3.85%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.080673	-9.19%	2,174
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.635707	6.36%	143,500
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.634815	11.835043	1.72%	149,095
2010	10.332243	11.634815	12.61%	179,160
2009	8.868693	10.332243	16.50%	86,092
2008	13.743742	8.868693	-35.47%	114,725
2007	13.942251	13.743742	-1.42%	174,448
2006	12.070024	13.942251	15.51%	210,526
2005	11.693221	12.070024	3.22%	139,535
2004	10.490236	11.693221	11.47%	119,789
2003	8.220643	10.490236	27.61%	63,147
2002*	10.000000	8.220643	-17.79%	12,355
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.780374	10.748680	-0.29%	7,482
2010	9.412039	10.780374	14.54%	10,425
2009	7.091594	9.412039	32.72%	16,735
2008	12.292706	7.091594	-42.31%	17,707
2007	10.295849	12.292706	19.39%	35,420
2006	10.790198	10.295849	-4.58%	42,694
2005	10.705374	10.790198	0.79%	79,691
2004	9.804072	10.705374	9.19%	27,933
2003	7.954791	9.804072	23.25%	22,197
2002*	10.000000	7.954791	-20.45%	9,449
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.445770	13.399187	-0.35%	177,467
2010	12.016661	13.445770	11.89%	186,020
2009	10.162884	12.016661	18.24%	74,356
2008	14.069448	10.162884	-27.77%	126,398
2007	15.035640	14.069448	-6.43%	133,897
2006	12.844803	15.035640	17.06%	305,772
2005	12.396088	12.844803	3.62%	141,680
2004	10.990409	12.396088	12.79%	89,585
2003	8.638958	10.990409	27.22%	45,763
2002*	10.000000	8.638958	-13.61%	12,026
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.616570	10.092277	-4.94%	663,272
2010*	10.000000	10.616570	6.17%	593,731
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.839799	10.202558	-13.83%	86,651
2010*	10.000000	11.839799	18.40%	8,317
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.093664	-9.06%	2,205

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.826233	15.177875	-4.10%	191,886
2010	13.718302	15.826233	15.37%	215,824
2009	10.265598	13.718302	33.63%	225,114
2008	18.157566	10.265598	-43.46%	369,384
2007	15.692871	18.157566	15.71%	464,405
2006	14.275927	15.692871	9.93%	421,503
2005	12.402572	14.275927	15.10%	366,265
2004	10.918562	12.402572	13.59%	143,498
2003	8.634659	10.918562	26.45%	92,688
2002*	10.000000	8.634659	-13.65%	26,379
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.626274	11.550459	-0.65%	95,236
2010	10.256675	11.626274	13.35%	101,795
2009	8.001110	10.256675	28.19%	108,844
2008	14.183979	8.001110	-43.59%	156,530
2007	14.198659	14.183979	-0.10%	262,196
2006	12.004782	14.198659	18.28%	352,337
2005	11.522168	12.004782	4.19%	211,548
2004	10.506054	11.522168	9.67%	116,095
2003	8.185016	10.506054	28.36%	54,234
2002*	10.000000	8.185016	-18.15%	15,437
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.856050	10.707450	-1.37%	186,033
2010	8.884716	10.856050	22.19%	218,108
2009	7.037442	8.884716	26.25%	89,499
2008	13.539370	7.037442	-48.02%	90,038
2007	10.836913	13.539370	24.94%	420,234
2006	10.306328	10.836913	5.15%	109,784
2005	9.900236	10.306328	4.10%	116,732
2004	9.731195	9.900236	1.74%	64,509
2003	7.444830	9.731195	30.71%	41,983
2002*	10.000000	7.444830	-25.55%	6,937
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.415884	10.117116	-2.87%	18,537
2010*	10.000000	10.415884	4.16%	12,329
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402540	9.822491	-5.58%	19,294
2010*	10.000000	10.402540	4.03%	20,827
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.188040	9.919929	-2.63%	46,514
2010*	10.000000	10.188040	1.88%	73,416
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.138857	9.721653	-4.11%	175,597
2010*	10.000000	10.138857	1.39%	185,736

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.630840	9.208704	-4.38%	45,412
2010	9.822489	9.630840	-1.95%	59,123
2009	9.872664	9.822489	-0.51%	25,589
2008*	10.000000	9.872664	-1.27%	86
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.857685	9.014905	-8.55%	246,821
2010	8.678920	9.857685	13.58%	314,558
2009	6.310818	8.678920	37.52%	185,297
2008	11.240982	6.310818	-43.86%	485,752
2007	10.016154	11.240982	12.23%	354,671
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.588806	9.433417	-1.62%	126,768
2010	8.757821	9.588806	9.49%	166,248
2009	7.242222	8.757821	20.93%	409,033
2008	10.498727	7.242222	-31.02%	40,132
2007	10.019438	10.498727	4.78%	25,583
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.246495	8.737829	-5.50%	197,631
2010	8.239965	9.246495	12.22%	196,851
2009	6.150978	8.239965	33.96%	101,094
2008	10.775787	6.150978	-42.92%	101,129
2007*	10.000000	10.775787	7.76%	98,317
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.794870	8.586210	-12.34%	376,715
2010*	10.000000	9.794870	-2.05%	458,706
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574615	8.754824	-8.56%	901,063
2010*	10.000000	9.574615	-4.25%	1,481,885
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.761522	7.897775	-9.86%	208,687
2010	9.206958	8.761522	-4.84%	143,752
2009	9.723284	9.206958	-5.31%	439,877
2008*	10.000000	9.723284	-2.77%	98,720
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.694157	8.867046	1.99%	135,698
2010	8.300016	8.694157	4.75%	151,039
2009	8.699284	8.300016	-4.59%	94,901
2008	10.849506	8.699284	-19.82%	428,750
2007	10.592554	10.849506	2.43%	182,525
2006	10.068368	10.592554	5.21%	256,448
2005*	10.000000	10.068368	0.68%	26,996

Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.938091	11.926153	-7.82%	158,696
2010	11.793201	12.938091	9.71%	205,133
2009	9.391313	11.793201	25.58%	319,393
2008	16.063746	9.391313	-41.54%	349,752
2007	13.267041	16.063746	21.08%	445,336
2006	12.073431	13.267041	9.89%	353,725
2005	10.762550	12.073431	12.18%	409,110
2004	9.854009	10.762550	9.22%	210,233
2003	7.689657	9.854009	28.15%	261,177
2002*	10.000000	7.689657	-23.10%	61,431
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436849	9.554275	-8.46%	531,142
2010*	10.000000	10.436849	4.37%	386,450
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.466183	-5.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.323701	-6.76%	3,516
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.791287	13.099425	2.41%	1,639,428
2010	11.458322	12.791287	11.63%	2,222,242
2009	7.951150	11.458322	44.11%	2,084,076
2008	11.209745	7.951150	-29.07%	412,679
2007	11.015018	11.209745	1.77%	344,762
2006	10.095342	11.015018	9.11%	263,093
2005*	10.000000	10.095342	0.95%	35,177
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.739455	9.918968	-7.64%	3,408
2010*	10.000000	10.739455	7.39%	34,319
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.468310	10.188370	-2.67%	56,665
2010*	10.000000	10.468310	4.68%	48,896
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.587185	10.084439	-4.75%	28,856
2010*	10.000000	10.587185	5.87%	1,368
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.283741	10.288360	0.04%	164,801
2010*	10.000000	10.283741	2.84%	114,295
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521103	10.137246	-3.65%	43,142
2010*	10.000000	10.521103	5.21%	68,122
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.652701	10.018229	-5.96%	26,163
2010*	10.000000	10.652701	6.53%	33,385

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405550	10.237614	-1.61%	21,907
2010*	10.000000	10.405550	4.06%	30,713
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.258365	2.58%	66,793
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.268770	8.627499	-23.44%	48,617
2010*	10.000000	11.268770	12.69%	74,661
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.490203	14.274720	5.82%	440,742
2010	13.049699	13.490203	3.38%	545,639
2009	12.881288	13.049699	1.31%	286,565
2008	12.121029	12.881288	6.27%	353,758
2007	11.467362	12.121029	5.70%	420,380
2006	11.247525	11.467362	1.95%	403,500
2005	11.049676	11.247525	1.79%	334,339
2004	10.846390	11.049676	1.87%	185,813
2003	10.767127	10.846390	0.74%	106,842
2002*	10.000000	10.767127	7.67%	570,581
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.678715	12.015417	-5.23%	135,128
2010	11.217919	12.678715	13.02%	97,684
2009	8.928097	11.217919	25.65%	110,532
2008	14.340085	8.928097	-37.74%	155,978
2007	13.718902	14.340085	4.53%	128,016
2006	11.893826	13.718902	15.34%	90,436
2005	11.167839	11.893826	6.50%	61,354
2004*	10.000000	11.167839	11.68%	7,819
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.398111	10.347497	-0.49%	11,156
2010*	10.000000	10.398111	3.98%	21,482
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.499778	10.256397	-2.32%	8,514
2010*	10.000000	10.499778	5.00%	2,577
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.976465	12.162633	1.55%	436,121
2010	11.460572	11.976465	4.50%	518,909
2009	10.634159	11.460572	7.77%	456,640
2008	11.489178	10.634159	-7.44%	247,232
2007	11.047642	11.489178	4.00%	171,987
2006	10.551357	11.047642	4.70%	141,530
2005	10.344939	10.551357	2.00%	101,465
2004*	10.000000	10.344939	3.45%	19,368

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.515956	12.342524	-1.39%	654,049
2010	11.444710	12.515956	9.36%	775,524
2009	9.718406	11.444710	17.76%	646,349
2008	12.855396	9.718406	-24.40%	525,289
2007	12.329009	12.855396	4.27%	571,579
2006	11.213919	12.329009	9.94%	459,302
2005	10.774297	11.213919	4.08%	285
2004*	10.000000	10.774297	7.74%	48,548
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.711948	12.271800	-3.46%	239,989
2010	11.411770	12.711948	11.39%	259,571
2009	9.308635	11.411770	22.59%	298,237
2008	13.753315	9.308635	-32.32%	416,450
2007	13.133802	13.753315	4.72%	307,341
2006	11.620958	13.133802	13.02%	268,933
2005	10.992919	11.620958	5.71%	194,555
2004*	10.000000	10.992919	9.93%	25,437
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.345372	12.442789	0.79%	464,522
2010	11.537640	12.345372	7.00%	555,019
2009	10.202731	11.537640	13.08%	361,451
2008	12.171238	10.202731	-16.17%	164,812
2007	11.660081	12.171238	4.38%	187,732
2006	10.903903	11.660081	6.93%	91,799
2005	10.561399	10.903903	3.24%	75,770
2004*	10.000000	10.561399	5.61%	21,830
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.857671	9.724967	-1.35%	6,484,607
2010	9.992555	9.857671	-1.35%	9,184,696
2009*	10.000000	9.992555	-0.07%	11,755,810
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.149106	9.940386	-10.84%	53,481
2010*	10.000000	11.149106	11.49%	40,045
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.620805	8.759342	-17.53%	21,749
2010*	10.000000	10.620805	6.21%	21,618
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.771012	10.282419	-4.54%	16,730
2010*	10.000000	10.771012	7.71%	5,063
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.267793	9.512311	-7.36%	9,301
2010*	10.000000	10.267793	2.68%	11,205
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.389032	14.539578	-5.52%	14,478
2010	12.300585	15.389032	25.11%	24,742
2009*	10.000000	12.300585	23.01%	26,134

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.228881	10.584520	-5.74%	83,275
2010*	10.000000	11.228881	12.29%	71,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782418	10.390213	-3.64%	44,525
2010*	10.000000	10.782418	7.82%	9,994
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.273777	10.069305	-1.99%	16,798
2010	8.304217	10.273777	23.72%	17,980
2009	6.595363	8.304217	25.91%	16,824
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.354340	13.429856	-6.44%	28,388
2010	11.496484	14.354340	24.86%	31,742
2009	9.225090	11.496484	24.62%	19,929
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.850749	14.770038	-6.82%	95,695
2010	12.818193	15.850749	23.66%	106,199
2009	9.644121	12.818193	32.91%	72,280
2008	15.809716	9.644121	-39.00%	70,264
2007	15.695980	15.809716	0.72%	69,593
2006	14.197292	15.695980	10.56%	87,592
2005	12.814049	14.197292	10.79%	56,343
2004	10.909960	12.814049	17.45%	40,581
2003	7.844055	10.909960	39.09%	22,571
2002*	10.000000	7.844055	-21.56%	1,862
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.244677	11.180380	-0.57%	8,544
2010	10.045203	11.244677	11.94%	4,772
2009	8.070945	10.045203	24.46%	7,353
2008	13.995996	8.070945	-42.33%	12,841
2007	13.110788	13.995996	6.75%	27,544
2006	11.687610	13.110788	12.18%	23,619
2005	11.035828	11.687610	59.10%	26,441
2004	10.185045	11.035828	8.35%	11,442
2003	8.098696	10.185045	25.76%	25,411
2002*	10.000000	8.098696	-19.01%	16,839
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.952586	-0.47%	122,180
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.532319	-4.68%	42,129
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.250608	11.173846	-8.79%	80,376
2010*	10.000000	12.250608	22.51%	108,788
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.596604	11.103180	4.78%	177,521
2010*	10.000000	10.596604	5.97%	69,836

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.887853	11.645283	6.96%	90,983
2010*	10.000000	10.887853	8.88%	16,857
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.883442	11.537431	6.01%	223,616
2010*	10.000000	10.883442	8.83%	123,151
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.588198	10.783433	1.84%	897,760
2010*	10.000000	10.588198	5.88%	195,593
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.820581	-1.79%	125,664
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.000665	0.01%	291,760
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.199430	8.439323	-24.65%	157,722
2010*	10.000000	11.199430	11.99%	264,781
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.819136	10.456700	-3.35%	79,443
2010*	10.000000	10.819136	8.19%	87,068
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.884729	11.032851	1.36%	130,048
2010*	10.000000	10.884729	8.85%	132,685
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.116211	8.005799	-27.98%	55,980
2010*	10.000000	11.116211	11.16%	245,033
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.458492	-25.42%	2,564
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.716845	-22.83%	24,909
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.972055	8.064772	-10.11%	29,432
2010*	10.000000	8.972055	-10.28%	17,515
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.350050	-6.50%	456
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.367575	10.227987	-1.35%	85,031
2010*	10.000000	10.367575	3.68%	98,454

ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.883162	-1.17%	1,701
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.633501	-3.66%	1,177
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.009495	8.721003	-20.79%	49,675
2010*	10.000000	11.009495	10.09%	243,272
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.593908	9.522501	-10.11%	740
2010*	10.000000	10.593908	5.94%	2,348
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.272110	-17.28%	6,324
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.598728	-4.01%	4,655
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.729148	-12.71%	15,304
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.858477	9.176067	-15.49%	115,848
2010*	10.000000	10.858477	8.58%	98,572
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.455268	-15.45%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.922057	7.169975	-19.64%	4,364
2010*	10.000000	8.922057	-10.78%	54,355
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.772108	10.781629	0.09%	20,609
2010*	10.000000	10.772108	7.72%	31,088
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.067262	11.163392	0.87%	93,912
2010*	10.000000	11.067262	10.67%	261,839
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.391483	3.91%	165,638
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.280552	-17.19%	28,560
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.272456	-7.28%	3,537

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.802449	5.427262	-38.34%	3,225
2010*	10.000000	8.802449	-11.98%	22,952
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.808511	-11.91%	41
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.331420	9.095429	9.17%	9,295
2010*	10.000000	8.331420	-16.69%	8,083
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.535360	8.572179	0.43%	5,279
2010*	10.000000	8.535360	-14.65%	103
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.671412	7.658418	-11.68%	756
2010*	10.000000	8.671412	-13.29%	17,107
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.273028	-7.27%	14,841
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.515324	-4.85%	262
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.531310	14.910130	41.58%	23,714
2010*	10.000000	10.531310	5.31%	47,813
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.379167	11.091766	-2.53%	57,072
2010*	10.000000	11.379167	13.79%	11,963
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.379190	5.665334	-23.23%	2,757
2010*	10.000000	7.379190	-26.21%	249
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.812731	8.13%	12,824
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.921972	5.310598	-23.28%	25,439
2010	6.207318	6.921972	11.51%	68,281
2009	6.516117	6.207318	-4.74%	180,290
2008	11.227139	6.516117	-41.96%	317,722
2007	15.608636	11.227139	-28.07%	350,306
2006	14.222240	15.608636	9.75%	300,783
2005	14.826254	14.222240	-4.07%	77,035
2004	13.098872	14.826254	13.19%	96,589
2003	10.078963	13.098872	29.96%	74,652
2002	10.297402	10.078963	-2.12%	20,951

Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.014928	20.615832	-17.59%	100,966
2010	20.017566	25.014928	24.96%	234,919
2009	13.052709	20.017566	53.36%	190,681
2008	24.233279	13.052709	-46.14%	178,777
2007	18.337983	24.233279	32.15%	496,696
2006	15.199458	18.337983	20.65%	341,967
2005	14.808820	15.199458	2.64%	187,016
2004	12.423328	14.808820	19.20%	230,758
2003	9.579569	12.423328	29.69%	159,525
2002	11.129631	9.579569	-13.93%	11,280
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.252691	11.185768	9.10%	200,617
2010	9.388232	10.252691	9.21%	108,612
2009	8.041853	9.388232	16.74%	243,333
2008	9.240154	8.041853	-12.97%	573,937
2007	8.972122	9.240154	2.99%	345,898
2006	9.407241	8.972122	-4.63%	260,144
2005	8.616406	9.407241	9.18%	487,331
2004	8.639374	8.616406	-0.27%	232,673
2003	6.162251	8.639374	40.20%	108,757
2002	11.430800	6.162251	-46.09%	14,845
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.457213	5.025989	-7.90%	357,720
2010	5.120688	5.457213	6.57%	527,020
2009	4.652826	5.120688	10.06%	385,292
2008	9.252680	4.652826	-49.71%	361,754
2007	7.159314	9.252680	29.24%	316,147
2006	8.836535	7.159314	-18.98%	150,196
2005*	10.000000	8.836535	-11.63%	65,562
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.949642	19.022684	12.23%	131,122
2010	14.649693	16.949642	15.70%	90,678
2009	12.466759	14.649693	17.51%	170,668
2008	16.495886	12.466759	-24.43%	174,359
2007	15.054899	16.495886	9.57%	222,333
2006	12.995766	15.054899	15.84%	369,062
2005	13.225496	12.995766	-1.74%	28,775
2004	11.832304	13.225496	11.77%	166,699
2003	9.842795	11.832304	20.21%	69,110
2002	10.350821	9.842795	-4.91%	36,842
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.798737	9.469104	7.62%	275,266
2010	7.158975	8.798737	22.90%	195,710
2009	5.302087	7.158975	35.02%	434,684
2008	14.039138	5.302087	-62.23%	924,884
2007	13.159654	14.039138	6.68%	502,972
2006	10.218277	13.159654	28.79%	521,482
2005	10.767686	10.218277	-5.10%	233,262
2004*	10.000000	10.767686	7.68%	286,920

Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.368460	6.894499	-17.61%	71,359
2010	7.743086	8.368460	8.08%	278,006
2009	4.567432	7.743086	69.53%	422,603
2008	9.280739	4.567432	-50.79%	27,792
2007	9.649405	9.280739	-3.82%	25,807
2006	9.543929	9.649405	1.11%	43,901
2005	9.313517	9.543929	2.47%	108,388
2004	12.100711	9.313517	-23.03%	159,303
2003	7.222870	12.100711	67.53%	198,495
2002	14.138282	7.222870	-48.91%	18,295
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.595892	21.916625	-7.12%	114,494
2010	20.090681	23.595892	17.45%	171,797
2009	14.704475	20.090681	36.63%	204,029
2008	27.621760	14.704475	-46.76%	259,504
2007	21.019890	27.621760	31.41%	482,386
2006	19.036366	21.019890	10.42%	307,463
2005	13.927922	19.036366	36.68%	353,148
2004	10.673781	13.927922	30.49%	283,721
2003	8.795586	10.673781	21.35%	84,601
2002	10.308511	8.795586	-14.68%	13,687
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.001047	25.056593	-10.52%	87,736
2010	22.518446	28.001047	24.35%	187,433
2009	14.054130	22.518446	60.23%	188,856
2008	27.621760	14.704475	-46.76%	259,504
2007	21.019890	27.621760	31.41%	482,386
2006	19.036366	21.019890	10.42%	307,463
2005	13.927922	19.036366	36.68%	353,148
2004	11.757380	13.927922	31.94%	201,196
2003	10.993402	11.757380	6.95%	76,467
2002	12.674381	10.993402	-13.26%	17,983
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.906495	8.293632	-16.28%	54,532
2010	11.254776	9.906495	-11.98%	91,362
2009	8.410435	11.254776	33.82%	161,879
2008	18.887647	8.410435	-55.47%	385,026
2007	16.935470	18.887647	11.53%	593,136
2006	13.255018	16.935470	27.77%	662,367
2005	12.632990	13.255018	4.29%	310,817
2004	11.024908	12.632990	14.59%	430,933
2003	7.810833	11.024908	41.15%	117,704
2002	11.051567	7.810833	-29.32%	23,327

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.275579	6.945627	-16.07%	157,386
2010	7.335153	8.275579	12.82%	198,140
2009	6.212769	7.335153	18.07%	351,608
2008	12.121901	6.212769	-48.75%	281,344
2007	15.134427	12.121901	-19.91%	575,102
2006	13.142136	15.134427	15.16%	445,711
2005	12.886120	13.142136	1.99%	209,812
2004	11.153299	12.886120	15.54%	166,559
2003	8.769329	11.153299	27.19%	91,891
2002	10.470367	8.769329	-16.25%	21,474
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.569658	18.940404	39.58%	153,164
2010	12.493201	13.569658	8.62%	200,607
2009	18.499165	12.493201	-32.47%	335,544
2008	12.948270	18.499165	42.87%	346,662
2007	11.961703	12.948270	8.25%	336,775
2006	12.519359	11.961703	-4.45%	196,289
2005	11.784477	12.519359	6.24%	529,406
2004	11.023758	11.784477	6.90%	513,258
2003	11.295698	11.023758	-2.41%	232,041
2002	9.655322	11.295698	16.99%	598,951
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.639782	12.021262	3.28%	145,631
2010	11.051000	11.639782	5.33%	119,933
2009	8.987127	11.051000	22.96%	361,660
2008	12.124112	8.987127	-25.87%	540,675
2007	11.592511	12.124112	4.59%	509,620
2006	11.179207	11.592511	3.70%	668,172
2005	10.241595	11.179207	9.15%	527,291
2004	9.773427	10.241595	4.79%	287,489
2003	7.634271	9.773427	28.02%	138,714
2002	9.834431	7.634271	-22.37%	22,261
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.631635	15.320110	-13.11%	73,716
2010	14.798663	17.631635	19.14%	234,932
2009	9.044753	14.798663	63.62%	167,871
2008	16.632848	9.044753	-45.62%	17,136
2007	15.274800	16.632848	8.89%	281,370
2006	14.114035	15.274800	8.22%	116,617
2005	14.506240	14.114035	-2.70%	136,947
2004	12.690396	14.506240	14.31%	139,822
2003	7.825022	12.690396	62.18%	258,999
2002	13.999557	7.825022	-44.11%	20,372
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.631214	2.612403	-28.06%	338,428
2010	5.280447	3.631214	-31.23%	404,173
2009	9.670989	5.280447	-45.40%	545,939
2008	6.095042	9.670989	58.67%	129,174
2007	6.789162	6.095042	-10.22%	166,909
2006	8.796749	6.789162	-22.82%	275,706
2005	8.774091	8.796749	0.26%	223,887
2004*	10.000000	8.774091	-12.26%	78,097

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.679973	3.897809	-31.38%	134,944
2010	6.603548	5.679973	-13.99%	279,487
2009	5.605748	6.603548	17.80%	279,586
2008	8.142354	5.605748	-31.15%	234,958
2007	8.644503	8.142354	-5.81%	319,593
2006	8.105463	8.644503	6.65%	197,131
2005	8.670351	8.105463	-6.52%	299,626
2004	9.838326	8.670351	-11.87%	430,373
2003*	10.000000	9.838326	-1.62%	257,200
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.526138	4.137671	-8.58%	43,940
2010	6.141242	4.526138	-26.30%	123,056
2009	9.618613	6.141242	-36.15%	44,224
2008	7.253496	9.618613	32.61%	49,609
2007	7.502198	7.253496	-3.32%	26,744
2006	7.907124	7.502198	-5.12%	285,668
2005	8.727199	7.907124	-9.40%	183,817
2004*	10.000000	8.727199	-12.73%	6,295
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.796935	2.481227	-11.29%	543,296
2010	3.601122	2.796935	-22.33%	889,237
2009	6.092056	3.601122	-40.89%	1,128,571
2008	4.171852	6.092056	46.03%	273,662
2007	4.767072	4.171852	-12.49%	395,783
2006	4.900844	4.767072	-2.73%	915,063
2005	4.905391	4.900844	-0.09%	672,927
2004	5.639792	4.905391	-13.02%	408,438
2003	9.128176	5.639792	-38.22%	278,004
2002	6.913138	9.128176	32.04%	110,033
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.263064	3.885430	-8.86%	163,292
2010	5.970978	4.263064	-28.60%	195,454
2009	9.014770	5.970978	-33.76%	378,623
2008	7.328454	9.014770	23.01%	129,738
2007	7.050759	7.328454	3.94%	287,406
2006	8.117436	7.050759	-13.14%	434,961
2005	8.487334	8.117436	-4.36%	261,537
2004*	10.000000	8.487334	-15.13%	6,601
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.190397	4.657395	-10.27%	553,227
2010	6.335980	5.190397	-18.08%	760,658
2009	8.865051	6.335980	-28.53%	785,438
2008	6.453476	8.865051	37.37%	270,991
2007	6.488527	6.453476	-0.54%	249,045
2006	7.110628	6.488527	-8.75%	550,301
2005	7.263682	7.110628	-2.11%	429,074
2004	8.200178	7.263682	-11.42%	177,971
2003	10.886885	8.200178	-24.68%	125,910
2002	9.072262	10.886885	20.00%	53,355

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.428826	7.310164	-29.90%	36,186
2010	9.134827	10.428826	14.17%	76,003
2009	7.487293	9.134827	22.00%	110,549
2008	11.323924	7.487293	-33.88%	281,830
2007	12.932160	11.323924	-12.44%	151,702
2006	12.468255	12.932160	3.72%	406,730
2005	10.501638	12.468255	18.73%	610,287
2004	9.648629	10.501638	8.84%	212,858
2003	7.106997	9.648629	35.76%	84,813
2002	8.597002	7.106997	-17.33%	56,537
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.292486	15.456294	1.07%	73,873
2010	11.892797	15.292486	28.59%	142,532
2009	8.817402	11.892797	34.88%	84,243
2008	17.558284	8.817402	-49.78%	14,850
2007	18.263391	17.558284	-3.86%	35,727
2006	14.993829	18.263391	21.81%	183,707
2005	15.976362	14.993829	-6.15%	22,162
2004	13.074864	15.976362	22.19%	127,959
2003	9.825471	13.074864	33.07%	44,463
2002	11.684721	9.825471	-15.91%	14,477
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.981191	17.303714	-8.84%	75,505
2010	13.987936	18.981191	35.70%	144,487
2009	9.304389	13.987936	50.34%	136,823
2008	20.883917	9.304389	-55.45%	293,604
2007	20.436396	20.883917	2.19%	264,346
2006	18.753081	20.436396	8.98%	295,574
2005	16.664353	18.753081	12.53%	530,619
2004	13.829879	16.664353	20.50%	211,673
2003	9.196845	13.829879	50.38%	207,147
2002	12.338242	9.196845	-25.46%	75,895
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.018184	9.816412	-2.01%	100,267
2010	7.417894	10.018184	35.05%	139,841
2009	3.452313	7.417894	114.87%	408,261
2008	12.772338	3.452313	-72.97%	1,357,691
2007	10.099629	12.772338	26.46%	1,061,551
2006	9.762801	10.099629	3.45%	452,746
2005	10.205381	9.762801	-4.34%	6,390,695
2004	9.058013	10.205381	12.67%	634,063
2003	4.622278	9.058013	95.96%	404,276
2002	15.345752	4.622278	-69.88%	167,138

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.305690	15.426981	0.79%	108,820
2010	13.094513	15.305690	16.89%	295,285
2009	8.732616	13.094513	49.95%	270,762
2008	15.239938	8.732616	-42.70%	126,375
2007	13.112504	15.239938	16.22%	294,278
2006	12.566017	13.112504	4.35%	241,954
2005	12.597379	12.566017	-0.25%	186,053
2004	11.678194	12.597379	7.87%	1,225,308
2003	8.140617	11.678194	43.46%	208,389
2002	13.495576	8.140617	-39.68%	66,403
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.474397	9.237639	-2.50%	444,747
2010	8.005562	9.474397	18.35%	523,227
2009	5.988718	8.005562	33.68%	809,438
2008	13.335275	5.988718	-55.09%	576,930
2007	13.368280	13.335275	-0.25%	552,803
2006	11.360948	13.368280	17.67%	1,120,969
2005	11.076721	11.360948	2.57%	1,586,985
2004	9.795845	11.076721	13.08%	1,582,505
2003	7.133928	9.795845	37.31%	1,211,382
2002	11.251326	7.133928	-36.59%	105,484
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.667034	24.441583	-25.18%	263,938
2010	23.982124	32.667034	36.21%	573,444
2009	16.289533	23.982124	47.22%	530,491
2008	26.878607	16.289533	-39.40%	420,240
2007	22.792002	26.878607	17.93%	395,656
2006	19.025969	22.792002	19.79%	427,881
2005	15.953442	19.025969	19.26%	403,329
2004	18.851653	15.953442	-15.37%	127,412
2003	13.562180	18.851653	39.00%	137,158
2002	9.442946	13.562180	43.62%	62,727
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.980247	16.121972	0.89%	146,072
2010	12.972986	15.980247	23.18%	275,899
2009	10.498145	12.972986	23.57%	171,550
2008	18.235816	10.498145	-42.43%	222,260
2007	22.856894	18.235816	-20.22%	198,242
2006	17.723222	22.856894	28.97%	527,005
2005	16.766570	17.723222	5.71%	107,942
2004	13.119871	16.766570	27.80%	180,766
2003	10.205876	13.119871	28.55%	30,988
2002	10.462506	10.205876	-2.45%	28,854

Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.944040	15.523844	3.88%	165,522
2010	12.105270	14.944040	23.45%	155,093
2009	8.508176	12.105270	42.28%	177,432
2008	12.862770	8.508176	-33.85%	91,460
2007	14.919880	12.862770	-13.79%	39,694
2006	13.739114	14.919880	8.59%	59,618
2005	13.203201	13.739114	4.06%	27,414
2004	12.160556	13.203201	8.57%	39,755
2003	9.112820	12.160556	33.44%	46,713
2002	11.829843	9.112820	-22.97%	7,703
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.624642	13.535822	-13.37%	85,244
2010	11.489750	15.624642	35.99%	133,662
2009	8.736671	11.489750	31.51%	95,148
2008	18.210843	8.736671	-52.02%	329,902
2007	19.795457	18.210843	-8.00%	200,923
2006	16.603820	19.795457	19.22%	383,949
2005	16.196139	16.603820	2.52%	199,004
2004	13.113200	16.196139	23.51%	1,076,517
2003	8.091323	13.113200	62.06%	1,692,379
2002	12.706376	8.091323	-36.32%	82,923
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.624970	7.225214	-5.24%	339,671
2010	6.160339	7.624970	23.78%	419,965
2009	4.266185	6.160339	44.40%	408,161
2008	13.508521	4.266185	-68.42%	1,269,499
2007	13.610958	13.508521	-0.75%	423,223
2006	11.153413	13.610958	22.03%	529,297
2005	10.935494	11.153413	1.99%	449,981
2004	9.482628	10.935494	15.32%	376,067
2003	6.203679	9.482628	52.85%	220,511
2002	11.647173	6.203679	-46.74%	102,052
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.873566	11.586105	-2.42%	544,431
2010	9.626291	11.873566	23.35%	782,840
2009	6.627388	9.626291	45.25%	422,933
2008	11.164608	6.627388	-40.64%	242,700
2007	10.788258	11.164608	3.49%	886,842
2006	10.374867	10.788258	3.98%	334,461
2005	10.333074	10.374867	0.40%	231,736
2004*	10.000000	10.333074	3.33%	248,337
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.137957	10.639728	-4.47%	195,459
2010	9.383798	11.137957	18.69%	732,991
2009	6.288847	9.383798	49.21%	535,764
2008	12.416254	6.288847	-49.35%	164,139
2007	13.301012	12.416254	-6.65%	228,236
2006	11.458680	13.301012	16.08%	1,011,038
2005	11.147972	11.458680	2.79%	470,198
2004*	10.000000	11.147972	11.48%	219,601

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.405547	16.078040	-2.00%	135,659
2010	12.543337	16.405547	30.79%	502,097
2009	8.108149	12.543337	54.70%	631,163
2008	12.872015	8.108149	-37.01%	249,209
2007	12.032104	12.872015	6.98%	213,109
2006	11.826472	12.032104	1.74%	134,393
2005	10.754884	11.826472	9.96%	1,002,308
2004*	10.000000	10.754884	7.55%	124,527
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.349884	12.228238	-8.40%	344,935
2010	11.264808	13.349884	18.51%	101,022
2009	7.355087	11.264808	53.16%	278,673
2008	13.226869	7.355087	-44.39%	219,801
2007	14.091855	13.226869	-6.14%	123,162
2006	12.200748	14.091855	15.50%	120,583
2005	11.417124	12.200748	6.86%	157,452
2004*	10.000000	11.417124	14.17%	377,461
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.340632	13.623548	2.12%	170,070
2010	10.783955	13.340632	23.71%	195,058
2009	8.159667	10.783955	32.16%	75,082
2008	12.593510	8.159667	-35.21%	252,196
2007	12.780643	12.593510	-1.46%	91,156
2006	12.025415	12.780643	6.28%	100,479
2005	11.477962	12.025415	4.77%	181,343
2004*	10.000000	11.477962	14.78%	223,320
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.166546	10.869113	-10.66%	169,187
2010	9.858512	12.166546	23.41%	181,440
2009	6.158600	9.858512	60.08%	127,429
2008	11.049299	6.158600	-44.26%	324,001
2007	14.064878	11.049299	-21.44%	73,462
2006	11.959779	14.064878	17.60%	173,277
2005	11.697682	11.959779	2.24%	235,320
2004*	10.000000	11.697682	16.98%	640,274
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.490507	6.130274	-5.55%	158,091
2010	6.889785	6.490507	-5.80%	143,629
2009	8.298404	6.889785	-16.97%	167,335
2008	7.968658	8.298404	4.14%	100,202
2007	9.065510	7.968658	-12.10%	16,357
2006	10.281835	9.065510	-11.83%	586
2005*	10.000000	10.281835	2.82%	10,371

Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.445385	12.043926	-10.42%	108,323
2010	12.165331	13.445385	10.52%	320,301
2009	7.925136	12.165331	53.50%	397,781
2008	14.716938	7.925136	-46.15%	247,647
2007	13.516426	14.716938	8.88%	369,265
2006	12.938733	13.516426	4.46%	486,905
2005	12.719528	12.938733	1.72%	192,752
2004	12.747012	12.719528	-0.22%	261,565
2003	8.009358	12.747012	59.15%	191,061
2002	13.334237	8.009358	-39.93%	35,379
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.773772	7.408945	-15.56%	153,649
2010	7.766743	8.773772	12.97%	263,751
2009	6.118123	7.766743	26.95%	90,604
2008	11.345955	6.118123	-46.08%	206,586
2007	10.530608	11.345955	7.74%	373,218
2006	8.931531	10.530608	17.90%	218,965
2005	8.949312	8.931531	-0.20%	100,730
2004	8.050968	8.949312	11.16%	101,099
2003	6.104956	8.050968	31.88%	185,212
2002	10.243535	6.104956	-40.40%	30,297
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.158884	14.168622	-12.32%	61,150
2010	13.195373	16.158884	22.46%	138,216
2009	11.394862	13.195373	15.80%	253,288
2008	15.454732	11.394862	-26.27%	223,359
2007	17.170425	15.454732	-9.99%	42,060
2006	16.207990	17.170425	5.94%	148,019
2005	15.144445	16.207990	7.02%	130,927
2004	12.482094	15.144445	21.33%	224,385
2003	10.499290	12.482094	18.89%	18,724
2002	12.050818	10.499290	-12.87%	19,938
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555508	12.109492	14.72%	226,238
2010	10.010971	10.555508	5.44%	242,356
2009	8.917637	10.010971	12.26%	126,942
2008	12.836004	8.917637	-30.53%	300,219
2007	11.529397	12.836004	11.33%	635,028
2006	9.661285	11.529397	19.34%	805,911
2005	8.857404	9.661285	9.08%	415,278
2004	7.653545	8.857404	15.73%	286,267
2003	6.186818	7.653545	23.71%	123,683
2002	9.336544	6.186818	-33.74%	44,796
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.051069	10.500587	-4.98%	17,922
2010	11.867835	11.051069	-6.88%	43,536
2009	11.284777	11.867835	5.17%	81,907
2008	13.034334	11.284777	-13.42%	99,817
2007	11.186744	13.034334	16.52%	197,734
2006	9.715300	11.186744	15.15%	215,062
2005*	10.000000	9.715300	-2.85%	24,692

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.312422	3.12%	1,314
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.291877	-17.08%	6,253
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.884894	-11.15%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.691403	-23.09%	7,623
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.605175	-3.95%	4,444

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.077615	-9.22%	2,706
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.632139	6.32%	8,570
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.583765	11.777157	1.67%	33,887
2010	10.292123	11.583765	12.55%	38,497
2009	8.838738	10.292123	16.44%	27,454
2008	13.704304	8.838738	-35.50%	30,392
2007	13.909339	13.704304	-1.47%	39,531
2006	12.047622	13.909339	15.45%	53,908
2005	11.677404	12.047622	3.17%	36,325
2004	10.481357	11.677404	11.41%	36,036
2003	8.217849	10.481357	27.54%	13,797
2002*	10.000000	8.217849	-17.82%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.733132	10.696162	-0.34%	12,428
2010	9.375532	10.733132	14.48%	14,241
2009	7.067664	9.375532	32.65%	14,364
2008	12.257449	7.067664	-42.34%	16,273
2007	10.271549	12.257449	19.33%	6,562
2006	10.770181	10.271549	-4.63%	6,767
2005	10.690907	10.770181	0.74%	21,842
2004	9.795781	10.690907	9.14%	11,261
2003	7.952087	9.795781	23.19%	3,517
2002*	10.000000	7.952087	-20.48%	56
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.386857	13.333724	-0.40%	50,605
2010	11.970085	13.386857	11.84%	63,103
2009	10.128616	11.970085	18.18%	46,895
2008	14.029121	10.128616	-27.80%	73,926
2007	15.000183	14.029121	-6.47%	69,643
2006	12.820983	15.000183	17.00%	79,620
2005	12.379346	12.820983	3.57%	85,184
2004	10.981117	12.379346	12.73%	64,470
2003	8.636024	10.981117	27.15%	19
2002*	10.000000	8.636024	-13.64%	2,250
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.613003	10.083800	-4.99%	138,333
2010*	10.000000	10.613003	6.13%	154,312
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.835823	10.193979	-13.87%	343
2010*	10.000000	11.835823	18.36%	372
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.090601	-9.09%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.756795	15.103640	-4.15%	91,007
2010	13.665044	15.756795	15.31%	93,043
2009	10.230929	13.665044	33.57%	95,335
2008	18.105445	10.230929	-43.49%	114,095
2007	15.655802	18.105445	15.65%	149,509
2006	14.249417	15.655802	9.87%	134,266
2005	12.385804	14.249417	15.05%	118,271
2004	10.909334	12.385804	13.53%	46,937
2003	8.631732	10.909334	26.39%	9,759
2002*	10.000000	8.631732	-13.68%	20,160
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.575303	11.494004	-0.70%	57,902
2010	10.216874	11.575303	13.30%	61,956
2009	7.974117	10.216874	28.13%	52,664
2008	14.143299	7.974117	-43.62%	63,410
2007	14.165164	14.143299	-0.15%	73,819
2006	11.982508	14.165164	18.22%	80,360
2005	11.506601	11.982508	4.14%	76,498
2004	10.497178	11.506601	9.62%	59,683
2003	8.182238	10.497178	28.29%	16,208
2002*	10.000000	8.182238	-18.18%	20,828
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.808437	10.655093	-1.42%	40,601
2010	8.850226	10.808437	22.13%	48,585
2009	7.013673	8.850226	26.19%	49,074
2008	13.500505	7.013673	-48.05%	55,712
2007	10.811304	13.500505	24.87%	54,105
2006	10.287172	10.811304	5.10%	44,675
2005	9.886835	10.287172	4.05%	47,602
2004	9.722961	9.886835	1.69%	32,019
2003	7.442306	9.722961	30.64%	10,079
2002*	10.000000	7.442306	-25.58%	107
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412393	10.108608	-2.92%	13,153
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.399042	9.814211	-5.62%	1,111
2010*	10.000000	10.399042	3.99%	1,971
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.184617	9.911578	-2.68%	16,070
2010*	10.000000	10.184617	1.85%	37,521
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.135446	9.713462	-4.16%	34,304
2010*	10.000000	10.135446	1.35%	13,244

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.620838	9.194491	-4.43%	6,783
2010	9.817258	9.620838	-2.00%	8,368
2009	9.872404	9.817258	-0.56%	4,518
2008*	10.000000	9.872404	-1.28%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.837332	8.991737	-8.60%	22,535
2010	8.665389	9.837332	13.52%	26,535
2009	6.304173	8.665389	37.45%	14,708
2008	11.234864	6.304173	-43.89%	14,033
2007	10.015807	11.234864	12.17%	3,455
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.569007	9.409184	-1.67%	8,171
2010	8.744167	9.569007	9.43%	8,598
2009	7.234598	8.744167	20.87%	5,448
2008	10.493010	7.234598	-31.05%	766
2007	10.019089	10.493010	4.73%	70,796
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.229306	8.717186	-5.55%	10,570
2010	8.228813	9.229306	12.16%	11,290
2009	6.145775	8.228813	33.89%	2,242
2008	10.772142	6.145775	-42.95%	2,838
2007*	10.000000	10.772142	7.72%	2,700
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.791585	8.578987	-12.38%	88,139
2010*	10.000000	9.791585	-2.08%	119,773
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.571406	8.747452	-8.61%	257,007
2010*	10.000000	9.571406	-4.29%	334,247
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.752421	7.885576	-9.90%	13,599
2010	9.202060	8.752421	-4.89%	36,527
2009	9.723028	9.202060	-5.36%	26,876
2008*	10.000000	9.723028	-2.77%	11,764
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.671754	8.839735	1.94%	14,960
2010	8.282826	8.671754	4.70%	15,306
2009	8.685669	8.282826	-4.64%	10,388
2008	10.838030	8.685669	-19.86%	25,560
2007	10.586745	10.838030	2.37%	45,885
2006	10.067934	10.586745	5.15%	34,325
2005*	10.000000	10.067934	0.68%	10,350

Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.881344	11.867840	-7.87%	47,460
2010	11.747421	12.881344	9.65%	59,241
2009	9.359609	11.747421	25.51%	115,095
2008	16.017663	9.359609	-41.57%	78,130
2007	13.235719	16.017663	21.02%	119,843
2006	12.051014	13.235719	9.83%	96,082
2005	10.747989	12.051014	12.12%	163,476
2004	9.845664	10.747989	9.16%	66,176
2003	7.687040	9.845664	28.08%	172,140
2002*	10.000000	7.687040	-23.13%	88,470
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.433340	9.546233	-8.50%	212,865
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.463003	-5.37%	2,540
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.320569	-6.79%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.757349	13.058055	2.36%	83,408
2010	11.433713	12.757349	11.58%	156,061
2009	7.938081	11.433713	44.04%	78,609
2008	11.197000	7.938081	-29.11%	59,172
2007	11.008100	11.197000	1.72%	25,090
2006	10.094114	11.008100	9.05%	13,840
2005*	10.000000	10.094114	0.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.735840	9.910612	-7.69%	4,729
2010*	10.000000	10.735840	7.36%	4,847
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.464787	10.179790	-2.72%	977
2010*	10.000000	10.464787	4.65%	1,014
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.583621	10.075944	-4.80%	2,260
2010*	10.000000	10.583621	5.84%	2,776
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.280290	10.279704	-0.01%	12,114
2010*	10.000000	10.280290	2.80%	13,341
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.517582	10.128726	-3.70%	47,624
2010*	10.000000	10.517582	5.18%	47,195
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.649124	10.009802	-6.00%	25,080
2010*	10.000000	10.649124	6.49%	21,950

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402052	10.228996	-1.66%	18,313
2010*	10.000000	10.402052	4.02%	16,221
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.254921	2.55%	3,481
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.265000	8.620251	-23.48%	1,979
2010*	10.000000	11.265000	12.65%	2,260
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.431046	14.204936	5.76%	93,686
2010	12.999060	13.431046	3.32%	127,221
2009	12.837805	12.999060	1.26%	91,404
2008	12.086242	12.837805	6.22%	123,293
2007	11.440275	12.086242	5.65%	78,318
2006	11.226648	11.440275	1.90%	65,447
2005	11.034751	11.226648	1.74%	37,521
2004	10.837227	11.034751	1.82%	26,671
2003	10.763487	10.837227	0.69%	31,943
2002*	10.000000	10.763487	7.63%	36,085
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.635958	11.968845	-5.28%	33,478
2010	11.185753	12.635958	12.96%	50,798
2009	8.907008	11.185753	25.58%	15,243
2008	14.313487	8.907008	-37.77%	14,258
2007	13.700438	14.313487	4.47%	17,166
2006	11.883825	13.700438	15.29%	10,075
2005	11.164091	11.883825	6.45%	50,185
2004*	10.000000	11.164091	11.64%	790
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.394617	10.338790	-0.54%	1,733
2010*	10.000000	10.394617	3.95%	1,802
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.496245	10.247756	-2.37%	0
2010*	10.000000	10.496245	4.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.936094	12.115499	1.50%	57,666
2010	11.427719	11.936094	4.45%	60,200
2009	10.609048	11.427719	7.72%	33,290
2008	11.467861	10.609048	-7.49%	22,545
2007	11.032775	11.467861	3.94%	29,507
2006	10.542490	11.032775	4.65%	5,685
2005	10.341471	10.542490	1.94%	22,573
2004*	10.000000	10.341471	3.41%	32,589

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.473766	12.294696	-1.44%	148,954
2010	11.411910	12.473766	9.30%	163,192
2009	9.695469	11.411910	17.70%	123,082
2008	12.831573	9.695469	-24.44%	171,189
2007	12.312431	12.831573	4.22%	241,181
2006	11.204503	12.312431	9.89%	333,282
2005	10.770689	11.204503	4.03%	326,548
2004*	10.000000	10.770689	7.71%	479,235
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.669094	12.224241	-3.51%	50,196
2010	11.379071	12.669094	11.34%	47,722
2009	9.286667	11.379071	22.53%	43,012
2008	13.727845	9.286667	-32.35%	49,487
2007	13.116168	13.727845	4.66%	64,165
2006	11.611216	13.116168	12.96%	152,985
2005	10.989245	11.611216	5.66%	65,877
2004*	10.000000	10.989245	9.89%	31,158
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.303749	12.394566	0.74%	107,320
2010	11.504568	12.303749	6.95%	117,861
2009	10.178642	11.504568	13.03%	131,110
2008	12.148679	10.178642	-16.22%	109,078
2007	11.644404	12.148679	4.33%	191,051
2006	10.894733	11.644404	6.88%	21,283
2005	10.557857	10.894733	3.19%	17,362
2004*	10.000000	10.557857	5.58%	304
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.852400	9.714855	-1.40%	1,157,693
2010	9.992278	9.852400	-1.40%	1,047,951
2009*	10.000000	9.992278	-0.08%	1,410,965
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.145363	9.932038	-10.89%	5,607
2010*	10.000000	11.145363	11.45%	4,972
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.617246	8.751970	-17.57%	686
2010*	10.000000	10.617246	6.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767400	10.273770	-4.58%	0
2010*	10.000000	10.767400	7.67%	504
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.264344	9.504308	-7.40%	3,935
2010*	10.000000	10.264344	2.64%	2,833
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.375881	14.519794	-5.57%	4,217
2010	12.296304	15.375881	25.04%	7,186
2009*	10.000000	12.296304	22.96%	7,213

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.225099	10.575613	-5.79%	519
2010*	10.000000	11.225099	12.25%	967
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.778798	10.381475	-3.69%	437
2010*	10.000000	10.778798	7.79%	649
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.228759	10.020117	-2.04%	2,301
2010	8.272010	10.228759	23.66%	5,841
2009	6.573110	8.272010	25.85%	5,136
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.291404	13.364194	-6.49%	4,126
2010	11.451869	14.291404	24.80%	5,767
2009	9.193947	11.451869	24.56%	5,789
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.781271	14.697868	-6.87%	14,582
2010	12.768470	15.781271	23.60%	18,553
2009	9.611574	12.768470	32.84%	19,192
2008	15.764376	9.611574	-39.03%	17,178
2007	15.658948	15.764376	0.67%	23,036
2006	14.170953	15.658948	10.50%	17,068
2005	12.796737	14.170953	10.74%	18,765
2004	10.900731	12.796737	17.39%	16,750
2003	7.841391	10.900731	39.02%	9,057
2002*	10.000000	7.841391	-21.59%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.195344	11.125708	-0.62%	3,661
2010	10.006197	11.195344	11.88%	6,138
2009	8.043694	10.006197	24.40%	4,793
2008	13.955842	8.043694	-42.36%	10,044
2007	13.079832	13.955842	6.70%	11,316
2006	11.665912	13.079832	12.12%	12,238
2005	11.020901	11.665912	5.85%	10,861
2004	10.176436	11.020901	8.30%	11,730
2003	8.095962	10.176436	25.70%	9,649
2002*	10.000000	8.095962	-19.04%	24,403
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.949242	-0.51%	21,280
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.529124	-4.71%	7,979
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.246493	11.164446	-8.84%	1,855
2010*	10.000000	12.246493	22.46%	2,434
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.593040	11.093841	4.73%	10,281
2010*	10.000000	10.593040	5.93%	16,987

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.884148	11.635430	6.90%	13,844
2010*	10.000000	10.884148	8.84%	381
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.879786	11.527725	5.96%	41,458
2010*	10.000000	10.879786	8.80%	49,378
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.584645	10.774364	1.79%	86,862
2010*	10.000000	10.584645	5.85%	23,079
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.817229	-1.83%	7,029
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.997303	-0.03%	31,468
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.195667	8.432217	-24.68%	26,305
2010*	10.000000	11.195667	11.96%	23,168
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.815454	10.447862	-3.40%	9,374
2010*	10.000000	10.815454	8.15%	15,577
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.881080	11.023582	1.31%	7,898
2010*	10.000000	10.881080	8.81%	2,281
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.112485	7.999060	-28.02%	247
2010*	10.000000	11.112485	11.12%	1,552
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.455974	-25.44%	1,263
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.714247	-22.86%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.969034	8.057978	-10.16%	230
2010*	10.000000	8.969034	-10.31%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.346898	-6.53%	626
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.364092	10.219372	-1.40%	9,176
2010*	10.000000	10.364092	3.64%	213

ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.879843	-1.20%	783
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.630261	-3.70%	827
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.005799	8.713670	-20.83%	7,588
2010*	10.000000	11.005799	10.06%	11,221
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.590352	9.514480	-10.16%	0
2010*	10.000000	10.590352	5.90%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.269316	-17.31%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.595498	-4.05%	435
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.726210	-12.74%	10,826
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.854833	9.168340	-15.54%	6,128
2010*	10.000000	10.854833	8.55%	10,624
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.452425	-15.48%	2,542
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.919050	7.163929	-19.68%	137
2010*	10.000000	8.919050	-10.81%	103
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.768484	10.772546	0.04%	11,854
2010*	10.000000	10.768484	7.68%	1,053
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.063537	11.153992	0.82%	5,857
2010*	10.000000	11.063537	10.64%	146
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.387995	3.88%	3,643
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.277763	-17.22%	3,360
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.269338	-7.31%	336

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.799489	5.422684	-38.38%	0
2010*	10.000000	8.799489	-12.01%	4,219
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.805543	-11.94%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.328622	9.087790	9.12%	0
2010*	10.000000	8.328622	-16.71%	161
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.532498	8.564975	0.38%	24,031
2010*	10.000000	8.532498	-14.68%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.668491	7.651962	-11.73%	226
2010*	10.000000	8.668491	-13.32%	5,465
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.269906	-7.30%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.512125	-4.88%	849
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.527770	14.897590	41.51%	21,861
2010*	10.000000	10.527770	5.28%	9,641
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.375327	11.082425	-2.57%	83
2010*	10.000000	11.375327	13.75%	1,572
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.376697	5.660557	-23.26%	4,130
2010*	10.000000	7.376697	-26.23%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.809091	8.09%	4,346
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.889576	5.283062	-23.32%	8,824
2010	6.181401	6.889576	11.46%	12,404
2009	6.492213	6.181401	-4.79%	5,884
2008	11.191648	6.492213	-41.99%	66,960
2007	15.567241	11.191648	-28.11%	9,990
2006	14.191698	15.567241	9.69%	83,500
2005	14.801882	14.191698	-4.12%	8,468
2004	13.083977	14.801882	13.13%	24,304
2003	10.072604	13.083977	29.90%	16,666
2002	10.296117	10.072604	-2.17%	20,563

Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.897888	20.508985	-17.63%	33,827
2010	19.934001	24.897888	24.90%	63,044
2009	13.004823	19.934001	53.28%	44,055
2008	24.156645	13.004823	-46.16%	33,119
2007	18.289312	24.156645	32.08%	84,869
2006	15.166782	18.289312	20.59%	42,832
2005	14.784459	15.166782	2.59%	48,757
2004	12.409182	14.784459	19.14%	106,404
2003	9.573510	12.409182	29.62%	117,438
2002	11.128236	9.573510	-13.97%	879
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.204700	11.127776	9.05%	68,444
2010	9.349025	10.204700	9.15%	53,834
2009	8.012331	9.349025	16.68%	43,939
2008	9.210906	8.012331	-13.01%	136,186
2007	8.948280	9.210906	2.93%	52,997
2006	9.386990	8.948280	-4.67%	33,222
2005	8.602193	9.386990	9.12%	170,980
2004	8.629500	8.602193	-0.32%	37,708
2003	6.158334	8.629500	40.13%	76,684
2002	11.429374	6.158334	-46.12%	12,386
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.442702	5.010078	-7.95%	41,791
2010	5.109652	5.442702	6.52%	43,502
2009	4.645162	5.109652	10.00%	30,417
2008	9.242141	4.645162	-49.74%	15,963
2007	7.154813	9.242141	29.17%	16,117
2006	8.835452	7.154813	-19.02%	34,274
2005*	10.000000	8.835452	-11.65%	43,165
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.870380	18.924160	12.17%	69,392
2010	14.588570	16.870380	15.64%	40,953
2009	12.421053	14.588570	17.45%	15,666
2008	16.443749	12.421053	-24.46%	78,927
2007	15.014962	16.443749	9.52%	20,624
2006	12.967839	15.014962	15.79%	81,802
2005	13.203747	12.967839	-1.79%	12,960
2004	11.818825	13.203747	11.72%	13,966
2003	9.836568	11.818825	20.15%	32,889
2002	10.349527	9.836568	-4.96%	24,611
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.769060	9.432385	7.56%	25,492
2010	7.138445	8.769060	22.84%	31,326
2009	5.289557	7.138445	34.95%	98,811
2008	14.013089	5.289557	-62.25%	148,969
2007	13.141941	14.013089	6.63%	17,402
2006	10.209680	13.141941	28.72%	35,425
2005	10.764078	10.209680	-5.15%	8,102
2004*	10.000000	10.764078	7.64%	20,433

Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.329326	6.858785	-17.65%	51,368
2010	7.710784	8.329326	8.02%	53,795
2009	4.550682	7.710784	69.44%	68,414
2008	9.251400	4.550682	-50.81%	6,887
2007	9.623805	9.251400	-3.87%	1,809
2006	9.523425	9.623805	1.05%	12,584
2005	9.298209	9.523425	2.42%	12,556
2004	12.086944	9.298209	-23.07%	62,774
2003	7.218298	12.086944	67.45%	126,783
2002	14.136521	7.218298	-48.94%	915
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.485589	21.803130	-7.16%	46,315
2010	20.006900	23.485589	17.39%	68,290
2009	14.650581	20.006900	36.56%	45,440
2008	27.534512	14.650581	-46.79%	45,657
2007	20.964179	27.534512	31.34%	87,160
2006	18.995502	20.964179	10.36%	78,607
2005	13.905036	18.995502	36.61%	110,270
2004	10.661638	13.905036	30.42%	154,526
2003	8.790027	10.661638	21.29%	72,184
2002	10.307222	8.790027	-14.72%	33,784
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.870059	24.926762	-10.56%	28,387
2010	22.424449	27.870059	24.28%	43,966
2009	14.002562	22.424449	60.15%	55,811
2008	33.497209	14.002562	-58.20%	28,285
2007	24.781759	33.497209	35.17%	72,867
2006	22.646213	24.781759	9.43%	53,848
2005	15.486609	22.646213	46.23%	120,350
2004	11.743994	15.486609	31.87%	118,065
2003	10.986447	11.743994	6.90%	4,448
2002	12.672797	10.986447	-13.31%	21,641
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.860144	8.250651	-16.32%	17,571
2010	11.207782	9.860144	-12.02%	19,237
2009	8.379570	11.207782	33.75%	17,555
2008	18.827904	8.379570	-55.49%	69,806
2007	16.890506	18.827904	11.47%	111,848
2006	13.226515	16.890506	27.70%	139,080
2005	12.612206	13.226515	4.87%	101,944
2004	11.012347	12.612206	14.53%	116,212
2003	7.805890	11.012347	41.08%	70,777
2002	11.050187	7.805890	-29.36%	23,657

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.236850	6.909617	-16.11%	49,518
2010	7.304524	8.236850	12.76%	57,308
2009	6.189966	7.304524	18.01%	108,100
2008	12.083560	6.189966	-48.77%	19,900
2007	15.094257	12.083560	-19.95%	8,840
2006	13.113887	15.094257	15.10%	95,270
2005	12.864919	13.113887	1.94%	16,384
2004	11.140594	12.864919	15.48%	19,701
2003	8.763790	11.140594	27.12%	32,858
2002	10.469059	8.763790	-16.29%	4,512
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.506198	18.842287	39.51%	45,405
2010	12.441082	13.506198	8.56%	25,758
2009	18.431333	12.441082	-32.50%	25,232
2008	12.907333	18.431333	42.80%	24,565
2007	11.929963	12.907333	8.19%	48,958
2006	12.492453	11.929963	-4.50%	46,320
2005	11.765096	12.492453	6.18%	53,954
2004	11.011208	11.765096	6.85%	57,735
2003	11.288560	11.011208	-2.46%	77,916
2002	9.654115	11.288560	16.93%	8,951
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.585331	11.958976	3.23%	76,837
2010	11.004880	11.585331	5.27%	51,199
2009	8.954153	11.004880	22.90%	34,662
2008	12.085782	8.954153	-25.91%	157,827
2007	11.561746	12.085782	4.53%	70,662
2006	11.155177	11.561746	3.64%	73,582
2005	10.224749	11.155177	9.10%	86,163
2004	9.762304	10.224749	4.74%	63,387
2003	7.629437	9.762304	27.96%	36,857
2002	9.833204	7.629437	-22.41%	55,318
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.549183	15.240750	-13.15%	35,918
2010	14.736918	17.549183	19.08%	67,740
2009	9.011581	14.736918	63.53%	18,247
2008	16.580283	9.011581	-45.65%	6,510
2007	15.234285	16.580283	8.84%	62,992
2006	14.083720	15.234285	8.17%	22,288
2005	14.482407	14.083720	-2.75%	45,368
2004	12.675955	14.482407	14.25%	27,902
2003	7.820065	12.675955	62.10%	100,582
2002	13.997818	7.820065	-44.13%	1,727
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.618951	2.602268	-28.09%	355,993
2010	5.265296	3.618951	-31.27%	388,957
2009	9.648146	5.265296	-45.43%	45,657
2008	6.083729	9.648146	58.59%	4,919
2007	6.780020	6.083729	-10.27%	10,989
2006	8.789354	6.780020	-22.86%	15,467
2005	8.771152	8.789354	0.21%	30,733
2004*	10.000000	8.771152	-12.29%	796

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.657936	3.880722	-31.41%	35,555
2010	6.581269	5.657936	-14.03%	64,825
2009	5.589667	6.581269	17.74%	215,309
2008	8.123121	5.589667	-31.19%	53,290
2007	8.628486	8.123121	-5.86%	79,557
2006	8.094527	8.628486	6.60%	47,470
2005	8.663023	8.094527	-6.56%	123,199
2004	9.835000	8.663023	-11.92%	231,356
2003*	10.000000	9.835000	-1.65%	138,807
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.510877	4.121642	-8.63%	71,365
2010	6.123653	4.510877	-26.34%	77,369
2009	9.595925	6.123653	-36.18%	36,308
2008	7.240043	9.595925	32.54%	34,855
2007	7.492112	7.240043	-3.36%	34,437
2006	7.900487	7.492112	-5.17%	3,758
2005	8.724281	7.900487	-9.44%	7,061
2004*	10.000000	8.724281	-12.76%	1,290
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.783840	2.468368	-11.33%	6,558
2010	3.586086	2.783840	-22.37%	9,847
2009	6.069703	3.586086	-40.92%	11,686
2008	4.158646	6.069703	45.95%	88,357
2007	4.754415	4.158646	-12.53%	94,644
2006	4.890303	4.754415	-2.78%	106,590
2005	4.897315	4.890303	-0.14%	109,515
2004	5.633359	4.897315	-13.07%	99,450
2003	9.122408	5.633359	-38.25%	27,660
2002	6.912265	9.122408	31.97%	38,503
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.248686	3.870377	-8.90%	67,111
2010	5.953863	4.248686	-28.64%	88,394
2009	8.993498	5.953863	-33.80%	13,452
2008	7.314871	8.993498	22.95%	3,191
2007	7.041282	7.314871	3.89%	12,884
2006	8.110624	7.041282	-13.18%	45,082
2005	8.484496	8.110624	-4.41%	10,026
2004*	10.000000	8.484496	-15.16%	1,148
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.166127	4.633283	-10.31%	113,489
2010	6.309562	5.166127	-18.12%	147,612
2009	8.832559	6.309562	-28.56%	112,412
2008	6.433088	8.832559	37.30%	48,508
2007	6.471312	6.433088	-0.59%	120,353
2006	7.095350	6.471312	-8.80%	90,506
2005	7.251739	7.095350	-2.16%	95,690
2004	8.190847	7.251739	-11.47%	165,665
2003	10.880010	8.190847	-24.72%	26,952
2002	9.071127	10.880010	19.94%	30,712

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.380016	7.272250	-29.94%	11,400
2010	9.096676	10.380016	14.11%	27,323
2009	7.459808	9.096676	21.94%	30,013
2008	11.288103	7.459808	-33.91%	68,836
2007	12.897832	11.288103	-12.48%	71,824
2006	12.441442	12.897832	3.67%	119,841
2005	10.484359	12.441442	18.67%	142,090
2004	9.637631	10.484359	8.79%	72,226
2003	7.102492	9.637631	35.69%	55,367
2002	8.595925	7.102492	-17.37%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.220962	15.376231	1.02%	49,813
2010	11.843165	15.220962	28.52%	50,930
2009	8.785057	11.843165	34.81%	37,317
2008	17.502777	8.785057	-49.81%	6,502
2007	18.214935	17.502777	-3.91%	10,996
2006	14.961605	18.214935	21.74%	40,534
2005	15.950092	14.961605	-6.20%	14,079
2004	13.059984	15.950092	22.13%	36,298
2003	9.819263	13.059984	33.00%	26,722
2002	11.683260	9.819263	-15.95%	21,389
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.892361	17.214014	-8.88%	10,693
2010	13.929524	18.892361	35.63%	25,352
2009	9.270241	13.929524	50.26%	18,778
2008	20.817867	9.270241	-55.47%	103,019
2007	20.382148	20.817867	2.14%	89,986
2006	18.712766	20.382148	8.92%	80,491
2005	16.636932	18.712766	12.48%	140,983
2004	13.814118	16.636932	20.43%	89,676
2003	9.191018	13.814118	50.30%	107,297
2002	12.336701	9.191018	-25.50%	25,775
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.971302	9.765543	-2.06%	21,696
2010	7.386917	9.971302	34.99%	22,679
2009	3.439638	7.386917	114.76%	37,710
2008	12.731942	3.439638	-72.98%	228,050
2007	10.072819	12.731942	26.40%	73,267
2006	9.741803	10.072819	3.40%	42,238
2005	10.188585	9.741803	-4.39%	88,003
2004	9.047692	10.188585	12.61%	200,237
2003	4.619342	9.047692	95.87%	34,301
2002	15.343843	4.619342	-69.89%	8

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.234099	15.347056	0.74%	27,921
2010	13.039873	15.234099	16.83%	47,028
2009	8.700587	13.039873	49.87%	45,071
2008	15.191759	8.700587	-42.73%	119,672
2007	13.077719	15.191759	16.17%	49,469
2006	12.539013	13.077719	4.30%	27,211
2005	12.576668	12.539013	-0.30%	96,053
2004	11.664891	12.576668	7.82%	248,258
2003	8.135461	11.664891	43.38%	97,849
2002	13.493894	8.135461	-39.71%	58,665
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.430054	9.189751	-2.55%	63,054
2010	7.972126	9.430054	18.29%	81,950
2009	5.966736	7.972126	33.61%	43,492
2008	13.293088	5.966736	-55.11%	33,725
2007	13.332785	13.293088	-0.30%	84,906
2006	11.336504	13.332785	17.61%	210,115
2005	11.058472	11.336504	2.51%	198,391
2004	9.784672	11.058472	13.02%	241,000
2003	7.129405	9.784672	37.24%	172,079
2002	11.249920	7.129405	-36.63%	41,107
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.514101	24.314836	-25.22%	87,970
2010	23.881933	32.514101	36.15%	119,479
2009	16.229722	23.881933	47.15%	60,126
2008	26.793557	16.229722	-39.43%	91,091
2007	22.731478	26.793557	17.87%	93,442
2006	18.985037	22.731478	19.73%	132,289
2005	15.927174	18.985037	19.20%	137,444
2004	18.830171	15.927174	-15.42%	74,661
2003	13.553595	18.830171	38.93%	68,771
2002	9.441757	13.553595	43.55%	39,963
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.905449	16.038386	0.84%	52,678
2010	12.918804	15.905449	23.12%	78,314
2009	10.459625	12.918804	23.51%	98,995
2008	18.178183	10.459625	-42.46%	79,162
2007	22.796282	18.178183	-20.26%	44,911
2006	17.685156	22.796282	28.90%	126,519
2005	16.739006	17.685156	5.65%	58,385
2004	13.104931	16.739006	27.73%	74,450
2003	10.199423	13.104931	28.49%	45,967
2002	10.461197	10.199423	-2.50%	18,012

Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.874117	15.443388	3.83%	57,504
2010	12.054735	14.874117	23.39%	36,188
2009	8.476953	12.054735	42.21%	12,597
2008	12.822070	8.476953	-33.89%	10,869
2007	14.880265	12.822070	-13.83%	3,219
2006	13.709563	14.880265	8.54%	6,411
2005	13.181461	13.709563	4.01%	10,220
2004	12.146683	13.181461	8.52%	7,468
2003	9.107043	12.146683	33.38%	9,938
2002	11.828361	9.107043	-23.01%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.551515	13.465654	-13.41%	13,834
2010	11.441765	15.551515	35.92%	12,536
2009	8.704596	11.441765	31.45%	7,690
2008	18.153251	8.704596	-52.05%	90,351
2007	19.742932	18.153251	-8.05%	93,266
2006	16.568128	19.742932	19.16%	96,463
2005	16.169493	16.568128	2.47%	93,669
2004	13.098260	16.169493	23.45%	193,998
2003	8.086203	13.098260	61.98%	252,326
2002	12.704790	8.086203	-36.35%	35,177
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.589291	7.187765	-5.29%	51,308
2010	6.134614	7.589291	23.71%	73,258
2009	4.250529	6.134614	44.33%	122,200
2008	13.465808	4.250529	-68.43%	317,269
2007	13.574847	13.465808	-0.80%	205,483
2006	11.129444	13.574847	21.97%	150,486
2005	10.917510	11.129444	1.94%	149,595
2004	9.471835	10.917510	15.26%	124,734
2003	6.199750	9.471835	52.78%	92,956
2002	11.645722	6.199750	-46.76%	21,075
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.833490	11.541176	-2.47%	66,568
2010	9.598658	11.833490	23.28%	53,384
2009	6.611724	9.598658	45.18%	57,534
2008	11.143884	6.611724	-40.67%	54,544
2007	10.773727	11.143884	3.44%	43,358
2006	10.366124	10.773727	3.93%	41,867
2005	10.329601	10.366124	0.35%	8,861
2004*	10.000000	10.329601	3.30%	32,394
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.100406	10.598489	-4.52%	34,848
2010	9.356896	11.100406	18.63%	37,503
2009	6.273991	9.356896	49.14%	60,602
2008	12.393233	6.273991	-49.38%	17,511
2007	13.283111	12.393233	-6.70%	32,500
2006	11.449047	13.283111	16.02%	78,756
2005	11.144227	11.449047	2.74%	23,864
2004*	10.000000	11.144227	11.44%	21,443

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.350242	16.015745	-2.05%	57,793
2010	12.507384	16.350242	30.72%	61,646
2009	8.089008	12.507384	54.62%	44,614
2008	12.848154	8.089008	-37.04%	26,507
2007	12.015918	12.848154	6.93%	28,885
2006	11.816543	12.015918	1.69%	20,764
2005	10.751283	11.816543	9.91%	115,773
2004*	10.000000	10.751283	7.51%	63,479
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.304842	12.180812	-8.45%	20,417
2010	11.232488	13.304842	18.45%	36,134
2009	7.337694	11.232488	53.08%	50,662
2008	13.202314	7.337694	-44.42%	12,785
2007	14.072883	13.202314	-6.19%	9,740
2006	12.190491	14.072883	15.44%	16,289
2005	11.413296	12.190491	6.81%	22,373
2004*	10.000000	11.413296	14.13%	17,586
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.295627	13.570721	2.07%	58,829
2010	10.753018	13.295627	23.65%	30,845
2009	8.140379	10.753018	32.09%	27,613
2008	12.570131	8.140379	-35.24%	18,911
2007	12.763428	12.570131	-1.51%	19,732
2006	12.015296	12.763428	6.23%	21,507
2005	11.474115	12.015296	4.72%	28,120
2004*	10.000000	11.474115	14.74%	84,675
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.125527	10.826986	-10.71%	30,383
2010	9.830241	12.125527	23.35%	35,703
2009	6.144055	9.830241	60.00%	34,056
2008	11.028813	6.144055	-44.29%	21,113
2007	14.045977	11.028813	-21.48%	17,878
2006	11.949744	14.045977	17.54%	41,694
2005	11.693769	11.949744	2.19%	40,283
2004*	10.000000	11.693769	16.94%	74,940
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.473257	6.110890	-5.60%	30,010
2010	6.874961	6.473257	-5.84%	20,524
2009	8.284747	6.874961	-17.02%	20,648
2008	7.959587	8.284747	4.09%	10,393
2007	9.059813	7.959587	-12.14%	4,751
2006	10.280583	9.059813	-11.87%	4,049
2005*	10.000000	10.280583	2.81%	191

Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.382487	11.981523	-10.47%	51,036
2010	12.114560	13.382487	10.47%	73,223
2009	7.896061	12.114560	53.43%	46,515
2008	14.670426	7.896061	-46.18%	24,344
2007	13.480578	14.670426	8.83%	79,398
2006	12.910945	13.480578	4.41%	28,959
2005	12.698629	12.910945	1.67%	34,525
2004	12.732525	12.698629	-0.27%	32,746
2003	8.004295	12.732525	59.07%	111,757
2002	13.332580	8.004295	-39.96%	9,301
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.732756	7.370579	-15.60%	15,975
2010	7.734350	8.732756	12.91%	49,996
2009	6.095695	7.734350	26.88%	7,968
2008	11.310098	6.095695	-46.10%	17,205
2007	10.502672	11.310098	7.69%	65,696
2006	8.912337	10.502672	17.84%	42,381
2005	8.934579	8.912337	-0.25%	19,030
2004	8.041798	8.934579	11.10%	20,945
2003	6.101085	8.041798	31.81%	63,398
2002	10.242254	6.101085	-40.43%	4,903
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.083278	14.095198	-12.36%	35,832
2010	13.140292	16.083278	22.40%	46,899
2009	11.353060	13.140292	15.74%	14,730
2008	15.405853	11.353060	-26.31%	64,588
2007	17.124843	15.405853	-10.04%	4,005
2006	16.173135	17.124843	5.88%	38,137
2005	15.119525	16.173135	6.97%	18,853
2004	12.467876	15.119525	21.27%	97,413
2003	10.492650	12.467876	18.82%	5,151
2002	12.049309	10.492650	-12.92%	335
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.506140	12.046763	14.66%	99,486
2010	9.969202	10.506140	5.39%	79,310
2009	8.884935	9.969202	12.20%	53,516
2008	12.795433	8.884935	-30.56%	60,442
2007	11.498806	12.795433	11.28%	80,631
2006	9.640519	11.498806	19.28%	168,413
2005	8.842834	9.640519	9.02%	139,986
2004	7.644829	8.842834	15.67%	142,577
2003	6.182900	7.644829	23.64%	31,691
2002	9.335363	6.182900	-33.77%	43,638
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.021694	10.467388	-5.03%	1,972
2010	11.842305	11.021694	-6.93%	10,444
2009	11.266226	11.842305	5.11%	3,058
2008	13.019503	11.266226	-13.47%	14,763
2007	11.179716	13.019503	16.46%	7,497
2006	9.714109	11.179716	15.09%	63,836
2005*	10.000000	9.714109	-2.86%	342

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.308957	3.09%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.289086	-17.11%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.881897	-11.18%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.688816	-23.11%	616
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.601947	-3.98%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.071507	-9.28%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.624985	6.25%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.482313	11.662196	1.57%	0
2010	10.212334	11.482313	12.44%	0
2009	8.779128	10.212334	16.33%	0
2008	13.625721	8.779128	-35.57%	0
2007	13.843697	13.625721	-1.57%	0
2006	12.002897	13.843697	15.34%	0
2005	11.645836	12.002897	3.07%	0
2004	10.463627	11.645836	11.30%	0
2003	8.212268	10.463627	27.41%	0
2002*	10.000000	8.212268	-17.88%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.639110	10.591740	-0.45%	0
2010	9.302830	10.639110	14.36%	0
2009	7.019981	9.302830	32.52%	0
2008	12.187154	7.019981	-42.40%	0
2007	10.223063	12.187154	19.21%	0
2006	10.730193	10.223063	-4.73%	0
2005	10.661990	10.730193	0.64%	0
2004	9.779199	10.661990	9.03%	0
2003	7.946683	9.779199	23.06%	0
2002*	10.000000	7.946683	-20.53%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.269626	13.203582	-0.50%	0
2010	11.877285	13.269626	11.72%	0
2009	10.060305	11.877285	18.06%	0
2008	13.948690	10.060305	-27.88%	0
2007	14.929408	13.948690	-6.57%	0
2006	12.773404	14.929408	16.88%	0
2005	12.345888	12.773404	3.46%	0
2004	10.962557	12.345888	12.62%	0
2003	8.630165	10.962557	27.03%	0
2002*	10.000000	8.630165	-13.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.605871	10.066822	-5.08%	0
2010*	10.000000	10.605871	6.06%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.827870	10.176820	-13.96%	0
2010*	10.000000	11.827870	18.28%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.084484	-9.16%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.618818	14.956228	-4.24%	0
2010	13.559108	15.618818	15.19%	0
2009	10.161929	13.559108	33.43%	0
2008	18.001663	10.161929	-43.55%	0
2007	15.581946	18.001663	15.53%	0
2006	14.196551	15.581946	9.76%	0
2005	12.352336	14.196551	14.93%	0
2004	10.890895	12.352336	13.42%	0
2003	8.625875	10.890895	26.26%	0
2002*	10.000000	8.625875	-13.74%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.473876	11.381754	-0.80%	0
2010	10.137625	11.473876	13.18%	0
2009	7.920292	10.137625	28.00%	0
2008	14.062162	7.920292	-43.68%	0
2007	14.098284	14.062162	-0.26%	0
2006	11.938003	14.098284	18.10%	0
2005	11.475473	11.938003	4.03%	0
2004	10.479405	11.475473	9.51%	0
2003	8.176670	10.479405	28.16%	0
2002*	10.000000	8.176670	-18.23%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.713788	10.551097	-1.52%	0
2010	8.781622	10.713788	22.00%	0
2009	6.966366	8.781622	26.06%	0
2008	13.423095	6.966366	-48.10%	0
2007	10.760279	13.423095	24.75%	0
2006	10.248988	10.760279	4.99%	0
2005	9.860108	10.248988	3.94%	0
2004	9.706518	9.860108	1.58%	0
2003	7.437248	9.706518	30.51%	0
2002*	10.000000	7.437248	-25.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405393	10.091582	-3.02%	0
2010*	10.000000	10.405393	4.05%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.392059	9.797701	-5.72%	0
2010*	10.000000	10.392059	3.92%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.177776	9.894893	-2.78%	0
2010*	10.000000	10.177776	1.78%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.128632	9.697108	-4.26%	0
2010*	10.000000	10.128632	1.29%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.600841	9.166093	-4.53%	0
2010	9.806786	9.600841	-2.10%	0
2009	9.871884	9.806786	-0.66%	0
2008*	10.000000	9.871884	-1.28%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.796718	8.945538	-8.69%	0
2010	8.638375	9.796718	13.41%	0
2009	6.290901	8.638375	37.32%	74,160
2008	11.222639	6.290901	-43.94%	68,109
2007	10.015112	11.222639	12.06%	6,283
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.529548	9.360901	-1.77%	0
2010	8.716942	9.529548	9.32%	0
2009	7.219383	8.716942	20.74%	7,206
2008	10.481588	7.219383	-31.12%	5,421
2007	10.018396	10.481588	4.62%	1,697
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.194990	8.675977	-5.64%	0
2010	8.206526	9.194990	12.04%	0
2009	6.135355	8.206526	33.76%	28,058
2008	10.764833	6.135355	-43.01%	24,181
2007*	10.000000	10.764833	7.65%	4,071
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.785003	8.564540	-12.47%	0
2010*	10.000000	9.785003	-2.15%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.564974	8.732727	-8.70%	0
2010*	10.000000	9.564974	-4.35%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.734217	7.861217	-10.00%	0
2010	9.192234	8.734217	-4.98%	0
2009	9.722516	9.192234	-5.45%	138,627
2008*	10.000000	9.722516	-2.77%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.627101	8.785320	1.83%	0
2010	8.248533	8.627101	4.59%	0
2009	8.658499	8.248533	-4.73%	245,023
2008	10.815105	8.658499	-19.94%	375,864
2007	10.575130	10.815105	2.27%	382,085
2006	10.067067	10.575130	5.05%	193,388
2005*	10.000000	10.067067	0.67%	1,165

Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.768510	11.751970	-7.96%	0
2010	11.656333	12.768510	9.54%	0
2009	9.296460	11.656333	25.38%	140,013
2008	15.925791	9.296460	-41.63%	171,189
2007	13.173227	15.925791	20.90%	99,894
2006	12.006270	13.173227	9.72%	50,478
2005	10.718925	12.006270	12.01%	339
2004	9.829012	10.718925	9.05%	0
2003	7.681816	9.829012	27.95%	0
2002*	10.000000	7.681816	-23.18%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.426337	9.530158	-8.60%	0
2010*	10.000000	10.426337	4.26%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.456627	-5.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.314293	-6.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.689659	12.975642	2.25%	0
2010	11.384588	12.689659	11.46%	0
2009	7.911994	11.384588	43.89%	0
2008	11.171546	7.911994	-29.18%	0
2007	10.994288	11.171546	1.61%	0
2006	10.091641	10.994288	8.94%	0
2005*	10.000000	10.091641	0.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.728628	9.893917	-7.78%	0
2010*	10.000000	10.728628	7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.457749	10.162650	-2.82%	0
2010*	10.000000	10.457749	4.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.576506	10.058981	-4.89%	0
2010*	10.000000	10.576506	5.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.273366	10.262391	-0.11%	0
2010*	10.000000	10.273366	2.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.510498	10.111661	-3.79%	0
2010*	10.000000	10.510498	5.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.641970	9.992947	-6.10%	0
2010*	10.000000	10.641970	6.42%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.395058	10.211776	-1.76%	0
2010*	10.000000	10.395058	3.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.248021	2.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.257432	8.605727	-23.56%	0
2010*	10.000000	11.257432	12.57%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.313454	14.066337	5.66%	0
2010	12.898326	13.313454	3.22%	0
2009	12.751251	12.898326	1.15%	0
2008	12.016929	12.751251	6.11%	0
2007	11.386278	12.016929	5.54%	0
2006	11.184963	11.386278	1.80%	0
2005	11.004901	11.184963	1.64%	0
2004	10.818887	11.004901	1.72%	0
2003	10.756179	10.818887	0.58%	2,414
2002*	10.000000	10.756179	7.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.550826	11.876164	-5.38%	0
2010	11.121658	12.550826	12.85%	0
2009	8.864964	11.121658	25.46%	0
2008	14.260433	8.864964	-37.84%	0
2007	13.663590	14.260433	4.37%	0
2006	11.863854	13.663590	15.17%	0
2005	11.156613	11.863854	6.34%	0
2004*	10.000000	11.156613	11.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387624	10.321376	-0.64%	0
2010*	10.000000	10.387624	3.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.489183	10.230501	-2.47%	0
2010*	10.000000	10.489183	4.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.855707	12.021737	1.40%	0
2010	11.362276	11.855707	4.34%	0
2009	10.559008	11.362276	7.61%	0
2008	11.425365	10.559008	-7.58%	0
2007	11.003101	11.425365	3.84%	0
2006	10.524767	11.003101	4.54%	0
2005	10.334533	10.524767	1.84%	0
2004*	10.000000	10.334533	3.35%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.389716	12.199490	-1.54%	0
2010	11.346517	12.389716	9.19%	0
2009	9.649696	11.346517	17.58%	0
2008	12.783977	9.649696	-24.52%	0
2007	12.279284	12.783977	4.11%	0
2006	11.185650	12.279284	9.78%	0
2005	10.763456	11.185650	3.92%	0
2004*	10.000000	10.763456	7.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.583723	12.129573	-3.61%	0
2010	11.313848	12.583723	11.22%	0
2009	9.242825	11.313848	22.41%	0
2008	13.676929	9.242825	-32.42%	0
2007	13.080857	13.676929	4.56%	0
2006	11.591679	13.080857	12.85%	0
2005	10.981866	11.591679	5.55%	0
2004*	10.000000	10.981866	9.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.220873	12.298631	0.64%	0
2010	11.438670	12.220873	6.84%	0
2009	10.130616	11.438670	12.91%	0
2008	12.103639	10.130616	-16.30%	0
2007	11.613068	12.103639	4.22%	0
2006	10.876422	11.613068	6.77%	0
2005	10.550782	10.876422	3.09%	0
2004*	10.000000	10.550782	5.51%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.841858	9.694642	-1.50%	0
2010	9.991722	9.841858	-1.50%	0
2009*	10.000000	9.991722	-0.08%	274,618
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.137871	9.915291	-10.98%	0
2010*	10.000000	11.137871	11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.610107	8.737219	-17.65%	0
2010*	10.000000	10.610107	6.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760160	10.256469	-4.68%	0
2010*	10.000000	10.760160	7.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.257441	9.488296	-7.50%	0
2010*	10.000000	10.257441	2.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.349627	14.480336	-5.66%	0
2010	12.287748	15.349627	24.92%	0
2009*	10.000000	12.287748	22.88%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.217558	10.557809	-5.88%	0
2010*	10.000000	11.217558	12.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.771539	10.363981	-3.78%	0
2010*	10.000000	10.771539	7.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.139116	9.922243	-2.14%	0
2010	8.207829	10.139116	23.53%	0
2009	6.528741	8.207829	25.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.166227	13.233732	-6.58%	0
2010	11.363069	14.166227	24.67%	0
2009	9.131926	11.363069	24.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.643088	14.554420	-6.96%	0
2010	12.669501	15.643088	23.47%	0
2009	9.546764	12.669501	32.71%	0
2008	15.674006	9.546764	-39.09%	0
2007	15.585075	15.674006	0.57%	0
2006	14.118379	15.585075	10.39%	0
2005	12.762157	14.118379	10.63%	0
2004	10.882301	12.762157	17.27%	0
2003	7.836066	10.882301	38.87%	0
2002*	10.000000	7.836066	-21.64%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.097297	11.017098	-0.72%	0
2010	9.928616	11.097297	11.77%	0
2009	7.989422	9.928616	24.27%	0
2008	13.875794	7.989422	-42.42%	0
2007	13.018082	13.875794	6.59%	0
2006	11.622592	13.018082	12.01%	0
2005	10.991095	11.622592	5.75%	0
2004	10.159217	10.991095	8.19%	0
2003	8.090454	10.159217	25.57%	0
2002*	10.000000	8.090454	-19.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.942557	-0.57%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.522701	-4.77%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.238273	11.145663	-8.93%	0
2010*	10.000000	12.238273	22.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.585921	11.075175	4.62%	0
2010*	10.000000	10.585921	5.86%	0

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.876739	11.615742	6.79%	0
2010*	10.000000	10.876739	8.77%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.872474	11.508323	5.85%	0
2010*	10.000000	10.872474	8.72%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.577524	10.756218	1.69%	0
2010*	10.000000	10.577524	5.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.810550	-1.89%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.990587	-0.09%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.188140	8.418008	-24.76%	0
2010*	10.000000	11.188140	11.88%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.808095	10.430191	-3.50%	0
2010*	10.000000	10.808095	8.08%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.873773	11.005038	1.21%	0
2010*	10.000000	10.873773	8.74%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.105015	7.985581	-28.09%	0
2010*	10.000000	11.105015	11.05%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.450941	-25.49%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.709042	-22.91%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.962999	8.044411	-10.25%	0
2010*	10.000000	8.962999	-10.37%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.340610	-6.59%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.357126	10.202170	-1.50%	0
2010*	10.000000	10.357126	3.57%	0

ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.873197	-1.27%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.623787	-3.76%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.998416	8.698998	-20.91%	0
2010*	10.000000	10.998416	9.98%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.583234	9.498455	-10.25%	0
2010*	10.000000	10.583234	5.83%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.263746	-17.36%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.589046	-4.11%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.720329	-12.80%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.847539	9.152897	-15.62%	0
2010*	10.000000	10.847539	8.48%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.446725	-15.53%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.913049	7.151849	-19.76%	0
2010*	10.000000	8.913049	-10.87%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.761245	10.754413	-0.06%	0
2010*	10.000000	10.761245	7.61%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.056092	11.135206	0.72%	0
2010*	10.000000	11.056092	10.56%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.381007	3.81%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.272191	-17.28%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.263096	-7.37%	0

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.793553	5.413528	-38.44%	0
2010*	10.000000	8.793553	-12.06%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.799617	-12.00%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.323013	9.072504	9.01%	0
2010*	10.000000	8.323013	-16.77%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.526755	8.550555	0.28%	0
2010*	10.000000	8.526755	-14.73%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.662657	7.639062	-11.82%	0
2010*	10.000000	8.662657	-13.37%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.263670	-7.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.505726	-4.94%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.520691	14.872515	41.36%	0
2010*	10.000000	10.520691	5.21%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.367685	11.063766	-2.67%	0
2010*	10.000000	11.367685	13.68%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.371725	5.651013	-23.34%	0
2010*	10.000000	7.371725	-26.28%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.801821	8.02%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.825168	5.228368	-23.40%	0
2010	6.129826	6.825168	11.34%	0
2009	6.444607	6.129826	-4.88%	0
2008	11.120928	6.444607	-42.05%	393,493
2007	15.484682	11.120928	-28.18%	24,875
2006	14.130707	15.484682	9.58%	114,694
2005	14.753190	14.130707	-4.22%	100,968
2004	13.054177	14.753190	13.02%	150,544
2003	10.059853	13.054177	29.77%	162,184
2002	10.293538	10.059853	-2.27%	0

Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.665333	20.296832	-17.71%	0
2010	19.767823	24.665333	24.78%	0
2009	12.909512	19.767823	53.13%	141,225
2008	24.004045	12.909512	-46.22%	153
2007	18.192318	24.004045	31.95%	157,527
2006	15.101616	18.192318	20.47%	172,790
2005	14.735836	15.101616	2.48%	111,784
2004	12.380915	14.735836	19.02%	327,201
2003	9.561386	12.380915	29.49%	45,868
2002	11.125458	9.561386	-14.06%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109359	11.012668	8.94%	0
2010	9.271074	10.109359	9.04%	0
2009	7.953583	9.271074	16.56%	656
2008	9.152675	7.953583	-13.10%	401,957
2007	8.900792	9.152675	2.83%	0
2006	9.346637	8.900792	-4.77%	0
2005	8.573891	9.346637	9.01%	197,121
2004	8.609838	8.573891	-0.42%	1,305
2003	6.150531	8.609838	39.99%	87,074
2002	11.426523	36.150531	-46.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.413803	4.978437	-8.04%	0
2010	5.087681	5.413803	6.41%	0
2009	4.629880	5.087681	9.89%	633,934
2008	9.221117	4.629880	-49.79%	426,820
2007	7.145827	9.221117	29.04%	600,428
2006	8.833283	7.145827	-19.10%	474,028
2005*	10.000000	8.833283	-11.67%	444,984
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.712887	18.728532	12.06%	0
2010	14.467036	16.712887	15.52%	0
2009	12.330059	14.467036	17.33%	100,320
2008	16.339876	12.330059	-24.54%	226,271
2007	14.935331	16.339876	9.40%	243,740
2006	12.912128	14.935331	15.67%	153,248
2005	13.160324	12.912128	-1.89%	137,767
2004	11.791926	13.160324	11.60%	164,964
2003	9.824126	11.791926	20.03%	49,558
2002	10.346940	9.824126	-5.05%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.709973	9.359351	7.46%	0
2010	7.097520	8.709973	22.72%	0
2009	5.264582	7.097520	34.82%	0
2008	13.961159	5.264582	-62.29%	1,478
2007	13.106588	13.961159	6.52%	0
2006	10.192508	13.106588	28.59%	0
2005	10.756857	10.192508	-5.25%	0
2004*	10.000000	10.756857	7.57%	0

Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.251485	6.787810	-17.74%	0
2010	7.646470	8.251485	7.91%	0
2009	4.517306	7.646470	69.27%	225,405
2008	9.192924	4.517306	-50.86%	3,430
2007	9.572737	9.192924	-3.97%	30,092
2006	9.482475	9.572737	0.95%	37,595
2005	9.267606	9.482475	2.32%	102,904
2004	12.059402	9.267606	-23.15%	549
2003	7.209149	12.059402	67.28%	24
2002	14.132999	7.209149	-48.99%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.266221	21.577595	-7.26%	0
2010	19.840121	23.266221	17.27%	0
2009	14.543202	19.840121	36.42%	62,511
2008	27.360545	14.543202	-46.85%	0
2007	20.852991	27.360545	31.21%	161,796
2006	18.913894	20.852991	10.25%	148,995
2005	13.859294	18.913894	36.47%	206,594
2004	10.637342	13.859294	30.29%	342,554
2003	8.778907	10.637342	21.17%	157,937
2002	10.304649	8.778907	-14.81%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.609680	24.668866	-10.65%	0
2010	22.237489	27.609680	24.16%	0
2009	13.899919	22.237489	59.98%	74,347
2008	33.285571	13.899919	-58.24%	503
2007	24.650320	33.285571	35.03%	97,219
2006	22.548914	24.650320	9.32%	7,609
2005	15.435656	22.548914	46.08%	127,964
2004	11.717231	15.435656	31.73%	5,480
2003	10.972559	11.717231	6.79%	0
2002	12.669637	10.972559	-13.39%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.768046	8.165295	-16.41%	0
2010	11.114379	9.768046	-12.11%	0
2009	8.318171	11.114379	33.62%	68,500
2008	18.709022	8.318171	-55.54%	268
2007	16.800996	18.709022	11.36%	45,223
2006	13.169735	16.800996	27.57%	78,958
2005	12.570775	13.169735	4.76%	53,824
2004	10.987289	12.570775	14.41%	131,514
2003	7.796011	10.987289	40.93%	76,006
2002	11.047424	7.796011	-29.43%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.159856	6.838097	-16.20%	0
2010	7.243591	8.159856	12.65%	0
2009	6.144576	7.243591	17.89%	229,454
2008	12.007221	6.144576	-48.83%	297
2007	15.014224	12.007221	-20.03%	100,763
2006	13.057549	15.014224	14.99%	348,832
2005	12.822613	13.057549	1.83%	266,582
2004	11.115233	12.822613	15.36%	401,974
2003	8.752690	11.115233	26.99%	63,518
2002	10.466442	8.752690	-16.37%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.380070	18.647444	39.37%	0
2010	12.337410	13.380070	8.45%	0
2009	18.296301	12.337410	-32.57%	173,843
2008	12.825779	18.296301	42.65%	262,576
2007	11.866687	12.825779	8.08%	269,216
2006	12.438774	11.866687	-4.60%	498,458
2005	11.726403	12.438774	6.07%	335,247
2004	10.986137	11.726403	6.74%	93,643
2003	11.274291	10.986137	-2.56%	25,384
2002	9.651700	11.274291	16.81%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.477112	11.835263	3.12%	0
2010	10.913145	11.477112	5.17%	0
2009	8.888518	10.913145	22.78%	132,068
2008	12.009381	8.888518	-25.99%	271,267
2007	11.500398	12.009381	4.43%	241,907
2006	11.107220	11.500398	3.54%	205,615
2005	10.191097	11.107220	8.99%	337,804
2004	9.740061	10.191097	4.63%	198,703
2003	7.619776	9.740061	27.83%	141,158
2002	9.830744	7.619776	-22.49%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.385276	15.083111	-13.24%	0
2010	14.614086	17.385276	18.96%	0
2009	8.945539	14.614086	63.37%	223,130
2008	16.475541	8.945539	-45.70%	927
2007	15.153512	16.475541	8.72%	163,341
2006	14.023233	15.153512	8.06%	0
2005	14.434804	14.023233	-2.85%	124,691
2004	12.647105	14.434804	14.14%	353,649
2003	7.810164	12.647105	61.93%	116,769
2002	13.994330	7.810164	-44.19%	0

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.594549	2.582107	-28.17%	0
2010	5.235117	3.594549	-31.34%	0
2009	9.602594	5.235117	-45.48%	0
2008	6.061153	9.602594	58.43%	0
2007	6.761771	6.061153	-10.36%	0
2006	8.774565	6.761771	-22.94%	0
2005	8.765261	8.774565	0.11%	58
2004*	10.000000	8.765261	-12.35%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.614042	3.846703	-31.48%	0
2010	6.536858	5.614042	-14.12%	0
2009	5.557592	6.536858	17.62%	12,043
2008	8.084729	5.557592	-31.26%	0
2007	8.596468	8.084729	-5.95%	540
2006	8.072651	8.596468	6.49%	0
2005	8.648372	8.072651	-6.66%	59
2004	9.828338	8.648372	-12.01%	0
2003*	10.000000	9.828338	-1.72%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.480476	4.089721	-8.72%	0
2010	6.088562	4.480476	-26.41%	0
2009	9.550648	6.088562	-36.25%	0
2008	7.213186	9.550648	32.41%	63,802
2007	7.471932	7.213186	-3.46%	0
2006	7.887178	7.471932	-5.26%	0
2005	8.718421	7.887178	-9.53%	63
2004*	10.000000	8.718421	-12.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.757832	2.442828	-11.42%	0
2010	3.556193	2.757832	-22.45%	0
2009	6.025216	3.556193	-40.98%	0
2008	4.132349	6.025216	45.81%	0
2007	4.729170	4.132349	-12.62%	0
2006	4.869267	4.729170	-2.88%	0
2005	4.881186	4.869267	-0.24%	104
2004	5.620519	4.881186	-13.15%	0
2003	9.110879	5.620519	-38.31%	0
2002	6.910527	9.110879	31.84%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.220070	3.840424	-9.00%	0
2010	5.919787	4.220070	-28.71%	0
2009	8.951107	5.919787	-33.87%	0
2008	7.287762	8.951107	22.82%	0
2007	7.022338	7.287762	3.78%	0
2006	8.096978	7.022338	-13.27%	0
2005	8.478793	8.096978	-4.50%	0
2004*	10.000000	8.478793	-15.21%	0

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.117854	4.585337	-10.41%	0
2010	6.256961	5.117854	-18.21%	0
2009	8.767822	6.256961	-28.64%	2,544
2008	6.392411	8.767822	37.16%	1,676
2007	6.436967	6.392411	-0.69%	0
2006	7.064846	6.436967	-8.89%	0
2005	7.227878	7.064846	-2.26%	71
2004	8.172183	7.227878	-11.56%	0
2003	10.866265	8.172183	-24.79%	2,281
2002	9.068856	10.866265	19.82%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.283124	7.197061	-30.01%	0
2010	9.020890	10.283124	13.99%	0
2009	7.405161	9.020890	21.82%	1,398
2008	11.216791	7.405161	-33.98%	1,281
2007	12.829427	11.216791	-12.57%	43,566
2006	12.387991	12.829427	3.56%	32,117
2005	10.449875	12.387991	18.55%	61,127
2004	9.615687	10.449875	8.68%	0
2003	7.093492	9.615687	35.56%	0
2002	8.593761	7.093492	-17.46%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.078791	15.217191	0.92%	0
2010	11.744438	15.078791	28.39%	0
2009	8.720668	11.744438	34.67%	139,183
2008	17.392200	8.720668	-49.86%	177
2007	18.118345	17.392200	-4.01%	135,091
2006	14.897328	18.118345	21.62%	176,138
2005	15.897651	14.897328	-6.29%	112,616
2004	13.030255	15.897651	22.01%	240,560
2003	9.806841	13.030255	32.87%	131,537
2002	11.680342	9.806841	-16.04%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.715927	17.035978	-8.98%	0
2010	13.813419	18.715927	35.49%	0
2009	9.202304	13.813419	50.11%	0
2008	20.686397	9.202304	-55.52%	888
2007	20.274117	20.686397	2.03%	255
2006	18.632431	20.274117	8.81%	0
2005	16.582268	18.632431	12.36%	102,697
2004	13.782692	16.582268	20.31%	72,660
2003	9.179388	13.782692	50.15%	50,991
2002	12.333627	9.179388	-25.57%	0

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.878099	9.664464	-2.16%	0
2010	7.325278	9.878099	34.85%	0
2009	3.414404	7.325278	114.54%	3,892
2008	12.651473	3.414404	-73.01%	4,302
2007	10.019370	12.651473	26.27%	0
2006	9.699923	10.019370	3.29%	0
2005	10.155044	9.699923	-4.48%	962
2004	9.027057	10.155044	12.50%	0
2003	4.613467	9.027057	95.67%	5,508
2002	15.340014	4.613467	-69.93%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.091805	15.188329	0.64%	0
2010	12.931165	15.091805	16.71%	0
2009	8.636807	12.931165	49.72%	34,047
2008	15.095770	8.636807	-42.79%	500
2007	13.008344	15.095770	16.05%	1
2006	12.485130	13.008344	4.19%	0
2005	12.535295	12.485130	-0.40%	0
2004	11.683323	12.535295	7.71%	242,284
2003	8.125156	11.638323	43.24%	0
2002	13.490531	8.125156	-39.77%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.341963	9.094693	-2.65%	0
2010	7.905673	9.341963	18.17%	0
2009	5.922998	7.905673	33.47%	399,619
2008	13.209113	5.922998	-55.16%	567,734
2007	13.262090	13.209113	-0.40%	680,385
2006	11.287805	13.262090	17.49%	489,535
2005	11.022102	11.287805	2.41%	672,148
2004	9.762385	11.022102	12.90%	216,288
2003	7.120377	9.762385	37.10%	307
2002	11.247111	7.120377	-36.69%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.210262	24.063209	-25.29%	0
2010	23.682742	32.210262	36.01%	0
2009	16.110724	23.682742	47.00%	97,340
2008	26.624196	16.110724	-39.49%	128,925
2007	22.610892	26.624196	17.75%	103,882
2006	18.903440	22.610892	19.61%	8,341
2005	15.874784	18.903440	19.08%	146,766
2004	18.787311	15.874784	-15.50%	120,791
2003	13.536463	18.787311	38.79%	59,060
2002	9.439387	13.536463	43.40%	0

Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.756867	15.872492	0.73%	0
2010	12.811091	15.756867	22.99%	0
2009	10.382962	12.811091	23.39%	233,851
2008	18.063367	10.382962	-42.52%	114,015
2007	22.675449	18.063367	-20.34%	175,204
2006	17.609206	22.675449	28.77%	194,265
2005	16.683997	17.609206	5.55%	99,447
2004	13.075125	16.683997	27.60%	0
2003	10.186534	13.075125	28.36%	0
2002	10.458583	10.186534	-2.60%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.735233	15.283717	3.72%	0
2010	11.954290	14.735233	23.26%	0
2009	8.414836	11.954290	42.06%	120,176
2008	12.741059	8.414836	-33.95%	261,775
2007	14.801354	12.741059	-13.92%	28,244
2006	13.650665	14.801354	8.43%	221,258
2005	13.138110	13.650665	3.90%	138,253
2004	12.119022	13.138110	8.41%	179,354
2003	9.095514	12.119022	33.24%	58
2002	11.825413	9.095514	-23.09%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.406229	13.326331	-13.50%	0
2010	11.346363	15.406229	35.78%	0
2009	8.640799	11.346363	31.31%	6,547
2008	18.038589	8.640799	-52.10%	938
2007	19.638272	18.038589	-8.15%	8,132
2006	16.496990	19.638272	19.04%	4,510
2005	16.116349	16.496990	2.36%	48
2004	13.068448	16.116349	23.32%	0
2003	8.075961	13.068448	61.82%	53,898
2002	12.701624	8.075961	-36.42%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.518358	7.113364	-5.39%	0
2010	6.083441	7.518358	23.59%	0
2009	4.219357	6.083441	44.18%	0
2008	13.380714	4.219357	-68.47%	0
2007	13.502831	13.380714	-0.90%	0
2006	11.081617	13.502831	21.85%	0
2005	10.881586	11.081617	1.84%	867
2004	9.450242	10.881586	15.15%	0
2003	6.191892	9.450242	52.62%	0
2002	11.642814	6.191892	-46.82%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.753753	11.451794	-2.57%	0
2010	9.543644	11.753753	23.16%	0
2009	6.580498	9.543644	45.03%	139,414
2008	11.102557	6.580498	-40.73%	32,149
2007	10.744734	11.102557	3.33%	246
2006	10.348696	10.744734	3.83%	18,649
2005	10.322664	10.348696	0.25%	125
2004*	10.000000	10.322664	3.23%	0

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.025607	10.516410	-4.62%	0
2010	9.303269	11.025607	18.51%	0
2009	6.244369	9.303269	48.99%	136,945
2008	12.347312	6.244369	-49.43%	31,807
2007	13.247397	12.347312	-6.79%	676
2006	11.429809	13.247397	15.90%	198,327
2005	11.136759	11.429809	2.63%	175
2004*	10.000000	11.136759	11.37%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.240062	15.891715	-2.14%	0
2010	12.435706	16.240062	30.59%	0
2009	8.050822	12.435706	54.47%	199,131
2008	12.800523	8.050822	-37.11%	6,273
2007	11.983593	12.800523	6.82%	291
2006	11.796682	11.983593	1.58%	45
2005	10.744070	11.796682	9.80%	282
2004*	10.000000	10.744070	7.44%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.215184	12.086473	-8.54%	0
2010	11.168113	13.215184	18.33%	0
2009	7.303048	11.168113	52.92%	127,041
2008	13.153375	7.303048	-44.48%	2,334
2007	14.035026	13.153375	-6.28%	142
2006	12.170004	14.035026	15.32%	69,147
2005	11.405646	12.170004	6.70%	229
2004*	10.000000	11.405646	14.06%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.206031	13.465629	1.97%	0
2010	10.691382	13.206031	23.52%	0
2009	8.101945	10.691382	31.96%	2,251
2008	12.523524	8.101945	-35.31%	28,580
2007	12.729095	12.523524	-1.61%	234
2006	11.995104	12.729095	6.12%	12,333
2005	11.466420	11.995104	4.61%	231
2004*	10.000000	11.466420	14.66%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.043798	10.743117	-10.80%	0
2010	9.773884	12.043798	23.22%	0
2009	6.115030	9.773884	59.83%	3,027
2008	10.987915	6.115030	-44.35%	35,278
2007	14.008191	10.987915	-21.56%	0
2006	11.929661	14.008191	17.42%	21,810
2005	11.685931	11.929661	2.09%	193
2004*	10.000000	11.685931	16.86%	985

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.438910	6.072325	-5.69%	0
2010	6.845423	6.438910	-5.94%	0
2009	8.257530	6.845423	-17.10%	0
2008	7.941493	8.257530	3.98%	102,457
2007	9.048439	7.941493	-12.23%	0
2006	10.278071	9.048439	-11.96%	0
2005*	10.000000	10.278071	2.78%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.257461	11.857571	-10.56%	0
2010	12.013546	13.257461	10.35%	0
2009	7.838167	12.013546	53.27%	140,117
2008	14.577702	7.838167	-46.23%	0
2007	13.409040	14.577702	8.72%	182,854
2006	12.855430	13.409040	4.31%	88,539
2005	12.656825	12.855430	1.57%	112,091
2004	12.703496	12.656825	-0.37%	33,570
2003	7.994144	12.703496	58.91%	120,983
2002	13.329249	7.994144	-40.03%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.651136	7.294300	-15.68%	0
2010	7.669826	8.651136	12.79%	0
2009	6.050985	7.669826	26.75%	232
2008	11.238579	6.050985	-46.16%	232
2007	10.446917	11.238579	7.58%	243,552
2006	8.874006	10.446917	17.72%	280,817
2005	8.905179	8.874006	-0.35%	271,566
2004	8.023460	8.905179	10.99%	482,095
2003	6.093347	8.023460	31.68%	71,649
2002	10.239695	6.093347	-40.49%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.933050	13.949386	-12.45%	0
2010	13.030753	15.933050	22.27%	0
2009	11.269863	13.030753	15.62%	0
2008	15.308517	11.269863	-26.38%	243,011
2007	17.034022	15.308517	-10.13%	83,046
2006	16.103635	17.034022	5.78%	162,197
2005	15.069792	16.103635	6.86%	181,617
2004	12.439478	15.069792	21.14%	344,619
2003	10.479367	12.439478	18.70%	46,398
2002	12.046298	10.479367	-13.01%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.408074	11.922249	14.55%	0
2010	9.886161	10.408074	5.28%	0
2009	8.819872	9.886161	12.09%	2,562
2008	12.714643	8.819872	-30.63%	400,461
2007	11.437847	12.714643	11.16%	250,736
2006	9.599120	11.437847	19.16%	262,168
2005	8.813757	9.599120	8.91%	168,621
2004	7.627416	8.813757	15.55%	10,626
2003	6.175076	7.627416	23.52%	122,779
2002	9.333028	6.175076	-33.84%	0

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.963217	10.401299	-5.13%	0
2010	11.791448	10.963217	-7.02%	0
2009	11.229233	11.791448	5.01%	0
2008	12.989929	11.229233	-13.55%	0
2007	11.165698	12.989929	16.34%	0
2006	9.711733	11.165698	14.97%	0
2005*	10.000000	9.711733	-2.88%	49
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.302027	3.02%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.283502	-17.16%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.875921	-11.24%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.683626	-23.16%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.595491	-4.05%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.068452	-9.32%	479
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.621413	6.21%	13,380
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.431878	11.605090	1.52%	25,021
2010	10.172635	11.431878	12.38%	22,726
2009	8.749447	10.172635	16.27%	59,455
2008	13.586574	8.749447	-35.60%	26,088
2007	13.810980	13.586574	-1.62%	30,495
2006	11.980593	13.810980	15.28%	42,489
2005	11.630078	11.980593	3.01%	33,962
2004	10.454767	11.630078	11.24%	15,413
2003	8.209474	10.454767	27.35%	346
2002*	10.000000	8.209474	-17.91%	346
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.592400	10.539893	-0.50%	1,679
2010	9.266680	10.592400	14.31%	239
2009	6.996246	9.266680	32.45%	239
2008	12.152149	6.996246	-42.43%	261
2007	10.198904	12.152149	19.15%	5,328
2006	10.710257	10.198904	-4.77%	1,943
2005	10.647562	10.710257	0.59%	7,435
2004	9.770922	10.647562	8.97%	144
2003	7.943981	9.770922	23.00%	144
2002*	10.000000	7.943981	-20.56%	335
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.211351	13.138939	-0.55%	5,758
2010	11.831132	13.211351	11.67%	5,856
2009	10.026297	11.831132	18.00%	14,263
2008	13.908605	10.026297	-27.91%	16,798
2007	14.894121	13.908605	-6.62%	25,606
2006	12.749662	14.894121	16.82%	63,318
2005	12.329169	12.749662	3.41%	24,965
2004	10.953270	12.329169	12.56%	26,594
2003	8.627225	10.953270	26.96%	963
2002*	10.000000	8.627225	-13.73%	526
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602307	10.058345	-5.13%	164,215
2010*	10.000000	10.602307	6.02%	131,171
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.823899	10.168238	-14.00%	2,475
2010*	10.000000	11.823899	18.24%	1,136
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.081420	-9.19%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.550222	14.882994	-4.29%	33,818
2010	13.506411	15.550222	15.13%	35,657
2009	10.127580	13.506411	33.36%	53,530
2008	17.949940	10.127580	-43.58%	67,199
2007	15.545104	17.949940	15.47%	98,824
2006	14.170153	15.545104	9.70%	85,996
2005	12.335599	14.170153	14.87%	82,618
2004	10.881661	12.335599	13.36%	44,880
2003	8.622938	10.881661	26.19%	1,688
2002*	10.000000	8.622938	-13.77%	1,115
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.423517	11.326061	-0.85%	13,072
2010	10.098251	11.423517	13.12%	14,127
2009	7.893542	10.098251	27.93%	17,661
2008	14.021800	7.893542	-43.71%	20,040
2007	14.064990	14.021800	-0.31%	38,256
2006	11.915840	14.064990	18.04%	57,446
2005	11.459962	11.915840	3.98%	26,779
2004	10.470554	11.459962	9.45%	39,996
2003	8.173906	10.470554	28.10%	2,921
2002*	10.000000	8.173906	-18.26%	605
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.666695	10.499398	-1.57%	17,432
2010	8.747461	10.666695	21.94%	23,538
2009	6.942792	8.747461	25.99%	20,357
2008	13.384515	6.942792	-48.13%	21,396
2007	10.734831	13.384515	24.68%	98,232
2006	10.229931	10.734831	4.94%	22,320
2005	9.846755	10.229931	3.89%	23,536
2004	9.698295	9.846755	1.53%	3,039
2003	7.434713	9.698295	30.45%	263
2002*	10.000000	7.434713	-25.65%	318
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.401894	10.083072	-3.07%	8,931
2010*	10.000000	10.401894	4.02%	9,809
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388556	9.789436	-5.77%	1,397
2010*	10.000000	10.388556	3.89%	2,605
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.174339	9.886545	-2.83%	4,893
2010*	10.000000	10.174339	1.74%	5,528
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.125227	9.688934	-4.31%	34,478
2010*	10.000000	10.125227	1.25%	27,223

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.590823	9.151892	-4.58%	95,357
2010	9.801539	9.590823	-2.15%	86,986
2009	9.871622	9.801539	-0.71%	9,257
2008*	10.000000	9.871622	-1.28%	312
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776485	8.922546	-8.73%	23,122
2010	8.624898	9.776485	13.35%	32,772
2009	6.284277	8.624898	37.25%	13,179
2008	11.216518	6.284277	-43.97%	9,180
2007	10.014765	11.216518	12.00%	106,627
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.509843	9.336813	-1.82%	28,765
2010	8.703335	9.509843	9.27%	24,263
2009	7.211782	8.703335	20.68%	14,911
2008	10.475875	7.211782	-31.16%	1,231
2007	10.018045	10.475875	4.57%	4,907
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.177863	8.655422	-5.69%	20,103
2010	8.195399	9.177863	11.99%	24,410
2009	6.130146	8.195399	33.69%	11,061
2008	10.761177	6.130146	-43.03%	8,866
2007*	10.000000	10.761177	7.61%	18,413
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781710	8.557329	-12.52%	514,085
2010*	10.000000	9.781710	-2.18%	498,168
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561748	8.725368	-8.75%	396,464
2010*	10.000000	9.561748	-4.38%	55,220
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.725109	7.849042	-10.04%	95,238
2010	9.187324	8.725109	-5.03%	105,607
2009	9.722257	9.187324	-5.50%	85,954
2008*	10.000000	9.722257	-2.78%	23,802
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.604833	8.758205	1.78%	61,541
2010	8.231416	8.604833	4.54%	54,498
2009	8.644923	8.231416	-4.78%	39,286
2008	10.803638	8.644923	-19.98%	83,822
2007	10.569317	10.803638	2.22%	35,890
2006	10.066631	10.569317	4.99%	64,193
2005*	10.000000	10.066631	0.67%	2,028

Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.712457	11.694463	-8.01%	95,058
2010	11.611045	12.712457	9.49%	101,724
2009	9.265042	11.611045	25.32%	117,367
2008	15.880039	9.265042	-41.66%	240,088
2007	13.142096	15.880039	20.83%	288,835
2006	11.983958	13.142096	9.66%	257,783
2005	10.704419	11.983958	11.95%	166,294
2004	9.820700	10.704419	9.00%	64,895
2003	7.679202	9.820700	27.89%	72,197
2002*	10.000000	7.679202	-23.21%	27
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.422818	9.522114	-8.64%	155,802
2010*	10.000000	10.422818	4.23%	159,389
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.453453	-5.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.311149	-6.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.655920	12.934590	2.20%	487,225
2010	11.360092	12.655920	11.41%	456,955
2009	7.898973	11.360092	43.82%	695,584
2008	11.158827	7.898973	-29.21%	145,506
2007	10.987373	11.158827	1.56%	130,445
2006	10.090409	10.987373	8.89%	104,972
2005*	10.000000	10.090409	0.90%	48,407
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.725025	9.885581	-7.83%	0
2010*	10.000000	10.725025	7.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.454235	10.154090	-2.87%	921
2010*	10.000000	10.454235	4.54%	803
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.572946	10.050506	-4.94%	13,193
2010*	10.000000	10.572946	5.73%	9,827
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.269908	10.253743	-0.16%	13,269
2010*	10.000000	10.269908	2.70%	23,504
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.506962	10.103127	-3.84%	20,586
2010*	10.000000	10.506962	5.07%	24,558

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.638391	9.984527	-6.15%	3,377
2010*	10.000000	10.638391	6.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.391563	10.203170	-1.81%	2,605
2010*	10.000000	10.391563	3.92%	2,226
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.244577	2.45%	811
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.253648	8.598471	-23.59%	7,033
2010*	10.000000	11.253648	12.54%	6,285
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.254958	13.997436	5.60%	354,753
2010	12.848174	13.254958	3.17%	394,629
2009	12.708122	12.848174	1.10%	256,812
2008	11.982372	12.708122	6.06%	84,524
2007	11.359326	11.982372	5.48%	96,052
2006	11.164147	11.359326	1.75%	29,809
2005	10.989993	11.164147	1.58%	30,258
2004	10.809719	10.989993	1.67%	8,334
2003	10.752539	10.809719	0.53%	8,437
2002*	10.000000	10.752539	7.53%	5,779
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.508451	11.830081	-5.42%	13,986
2010	11.089735	12.508451	12.79%	14,046
2009	8.844009	11.089735	25.39%	26,055
2008	14.233961	8.844009	-37.87%	56,050
2007	13.645191	14.233961	4.31%	48,638
2006	11.853875	13.645191	15.11%	54,564
2005	11.152867	11.853875	6.29%	42,102
2004*	10.000000	11.152867	11.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384130	10.312683	-0.69%	7,285
2010*	10.000000	10.384130	3.84%	7,544
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.485658	10.221874	-2.52%	0
2010*	10.000000	10.485658	4.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.815683	11.975075	1.35%	105,860
2010	11.329672	11.815683	4.29%	83,776
2009	10.534045	11.329672	7.55%	89,224
2008	11.404136	10.534045	-7.63%	42,620
2007	10.988264	11.404136	3.78%	33,963
2006	10.515907	10.988264	4.49%	11,935
2005	10.331068	10.515907	1.79%	17,278
2004*	10.000000	10.331068	3.31%	14,052

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.347932	12.152191	-1.59%	207,526
2010	11.313987	12.347932	9.14%	246,695
2009	9.626907	11.313987	17.52%	245,607
2008	12.760263	9.626907	-24.56%	250,559
2007	12.262761	12.760263	4.06%	204,617
2006	11.176255	12.262761	9.72%	97,692
2005	10.759854	11.176255	3.87%	67,173
2004*	10.000000	10.759854	7.60%	42,404
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.541263	12.082524	-3.66%	85,319
2010	11.281390	12.541263	11.17%	104,273
2009	9.220979	11.281390	22.34%	95,450
2008	13.651544	9.220979	-32.45%	99,970
2007	13.063235	13.651544	4.50%	91,536
2006	11.581924	13.063235	12.79%	83,722
2005	10.978183	11.581924	5.50%	83,412
2004*	10.000000	10.978183	9.78%	50,693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.179648	12.250929	0.59%	56,845
2010	11.405869	12.179648	6.78%	56,386
2009	10.106687	11.405869	12.85%	48,804
2008	12.081189	10.106687	-16.34%	47,252
2007	11.597441	12.081189	4.17%	44,561
2006	10.867283	11.597441	6.72%	13,521
2005	10.547246	10.867283	3.03%	84,501
2004*	10.000000	10.547246	5.47%	7,025
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.836593	9.684549	-1.55%	1,353,846
2010	9.991444	9.836593	-1.55%	1,317,790
2009*	10.000000	9.991444	-0.09%	1,746,503
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.134127	9.906930	-11.02%	0
2010*	10.000000	11.134127	11.34%	14,099
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.606528	8.729844	-17.69%	0
2010*	10.000000	10.606528	6.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756545	10.247830	-4.73%	530
2010*	10.000000	10.756545	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.253993	9.480297	-7.55%	86
2010*	10.000000	10.253993	2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.336490	14.460599	-5.71%	97
2010	12.283463	15.336490	24.85%	97
2009*	10.000000	12.283463	22.83%	213

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.213788	10.548903	-5.93%	4,199
2010*	10.000000	11.213788	12.14%	1,630
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767915	10.355249	-3.83%	289
2010*	10.000000	10.767915	7.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.094586	9.873665	-2.19%	2,869
2010	8.175934	10.094586	23.47%	1,021
2009	6.506672	8.175934	25.65%	61
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.104014	13.168926	-6.63%	1,015
2010	11.318912	14.104014	24.61%	1,015
2009	9.101055	11.318912	24.37%	613
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.574357	14.483115	-7.01%	6,518
2010	12.620230	15.574357	23.41%	12,709
2009	9.514469	12.620230	32.64%	8,751
2008	15.628959	9.514469	-39.12%	9,840
2007	15.548227	15.628959	0.52%	10,070
2006	14.092135	15.548227	10.33%	5,995
2005	12.744888	14.092135	10.57%	2,056
2004	10.873089	12.744888	17.21%	0
2003	7.833403	10.873089	38.80%	0
2002*	10.000000	7.833403	-21.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.048539	10.963135	-0.77%	2,068
2010	9.890009	11.048539	11.71%	439
2009	7.962408	9.890009	24.21%	0
2008	13.835918	7.962408	-42.45%	0
2007	12.987306	13.835918	6.53%	845
2006	11.600988	12.987306	11.95%	654
2005	10.976217	11.600988	5.69%	2,924
2004	10.150606	10.976217	8.13%	7,157
2003	8.087698	10.150606	25.51%	1,095
2002*	10.000000	8.087698	-19.12%	669
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.939207	-0.61%	3,818
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.519492	-4.81%	20,350
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.234168	11.136280	-8.97%	3,883
2010*	10.000000	12.234168	22.34%	11,986

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.582352	11.065833	4.57%	16,715
2010*	10.000000	10.582352	5.82%	14,028
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.873027	11.605905	6.74%	38,511
2010*	10.000000	10.873027	8.73%	21,591
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.868811	11.498624	5.79%	34,472
2010*	10.000000	10.868811	8.69%	16,164
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573967	10.747168	1.64%	85,497
2010*	10.000000	10.573967	5.74%	36,629
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.807204	-1.93%	13,609
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.987223	-0.13%	48,957
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.184389	8.410920	-24.80%	13,451
2010*	10.000000	11.184389	11.84%	21,309
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.804407	10.421356	-3.55%	12,200
2010*	10.000000	10.804407	8.04%	7,645
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.870111	10.995766	1.16%	26,937
2010*	10.000000	10.870111	8.70%	46,768
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.101281	7.978850	-28.13%	0
2010*	10.000000	11.101281	11.01%	1,265
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.448418	-25.52%	7,846
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.706440	-22.94%	1,754
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.959978	8.037635	-10.29%	18,364
2010*	10.000000	8.959978	-10.40%	9,574
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.337459	-6.63%	0

ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.353649	10.193581	-1.55%	3,890
2010*	10.000000	10.353649	3.54%	7,952
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.869870	-1.30%	927
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.620547	-3.79%	591
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.994712	8.691660	-20.95%	4,869
2010*	10.000000	10.994712	9.95%	26,005
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.579665	9.490440	-10.30%	0
2010*	10.000000	10.579665	5.80%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.260954	-17.39%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.585817	-4.14%	8,570
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.717387	-12.83%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.843885	9.145157	-15.67%	3,382
2010*	10.000000	10.843885	8.44%	1,562
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.443886	-15.56%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.910045	7.145809	-19.80%	1,456
2010*	10.000000	8.910045	-10.90%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.757626	10.745359	-0.11%	490
2010*	10.000000	10.757626	7.58%	7,609
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.052374	11.125823	0.66%	15,248
2010*	10.000000	11.052374	10.52%	53,582
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.377513	3.78%	54,502

ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.269407	-17.31%	52,458
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.259981	-7.40%	8,445
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.790588	5.408958	-38.47%	2,507
2010*	10.000000	8.790588	-12.09%	98,203
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.796647	-12.03%	10,000
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.320203	9.064841	8.95%	2,384
2010*	10.000000	8.320203	-16.80%	3,258
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.523872	8.543350	0.23%	3,887
2010*	10.000000	8.523872	-14.76%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.659740	7.632629	-11.86%	5,455
2010*	10.000000	8.659740	-13.40%	12,062
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.260549	-7.39%	1,300
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.502530	-4.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.517150	14.859996	41.29%	5,329
2010*	10.000000	10.517150	5.17%	3,881
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.363866	11.054441	-2.72%	15,232
2010*	10.000000	11.363866	13.64%	9,553
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.369239	5.646244	-23.38%	0
2010*	10.000000	7.369239	-26.31%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.798185	7.98%	1,863

Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.793194	5.201242	-23.43%	2,220
2010	6.104197	6.793194	11.29%	14,774
2009	6.420912	6.104197	-4.93%	1,591
2008	11.085711	6.420912	-42.08%	98,622
2007	15.443549	11.085711	-28.22%	14,973
2006	14.100315	15.443549	9.53%	36,661
2005	14.728905	14.100315	-4.27%	14,655
2004	13.039295	14.728905	12.96%	9,397
2003	10.053482	13.039295	29.70%	2,074
2002	10.292246	10.053482	-2.32%	1,051
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.549799	20.191529	-17.75%	20,298
2010	19.685219	24.549799	24.71%	69,806
2009	12.862097	19.685219	53.05%	105,879
2008	23.928062	12.862097	-46.25%	47,230
2007	18.143987	23.928062	31.88%	67,138
2006	15.069119	18.143987	20.41%	92,517
2005	14.711572	15.069119	2.43%	39,844
2004	12.366804	14.711572	18.96%	16,132
2003	9.555333	12.366804	29.42%	36,407
2002	11.124064	9.555333	-14.10%	514
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.061969	10.955491	8.88%	26,181
2010	9.232292	10.061969	8.99%	44,613
2009	7.924338	9.232292	16.51%	57,236
2008	9.123656	7.924338	-13.15%	123,049
2007	8.877106	9.123656	2.78%	54,345
2006	9.326503	8.877106	-4.82%	28,286
2005	8.559762	9.326503	8.96%	76,934
2004	8.600026	8.559762	-0.47%	20,005
2003	6.146627	8.600026	39.91%	7,984
2002	11.425095	6.146627	-46.20%	1,002
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.399392	4.962667	-8.09%	65,832
2010	5.076719	5.399392	6.36%	92,479
2009	4.622252	5.076719	9.83%	33,955
2008	9.210605	4.622252	-49.82%	42,457
2007	7.141327	9.210605	28.98%	113,988
2006	8.832201	7.141327	-19.14%	23,293
2005*	10.000000	8.832201	-11.68%	18,457
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.634600	18.631366	12.00%	24,518
2010	14.406575	16.634600	15.47%	22,433
2009	12.284767	14.406575	17.27%	40,087
2008	16.288137	12.284767	-24.58%	17,529
2007	14.895641	16.288137	9.35%	16,831
2006	12.884330	14.895641	15.61%	35,093
2005	13.138652	12.884330	-1.94%	7,064
2004	11.778482	13.138652	11.55%	11,709
2003	9.817906	11.778482	19.97%	696
2002	10.345639	9.817906	-5.10%	1,780

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.680552	9.323001	7.40%	54,073
2010	7.077132	8.680552	22.66%	20,837
2009	5.252120	7.077132	34.75%	81,932
2008	13.935235	5.252120	-62.31%	172,830
2007	13.088921	13.935235	6.47%	128,305
2006	10.183933	13.088921	28.53%	123,792
2005	10.753252	10.183933	-5.29%	45,661
2004*	10.000000	10.753252	7.53%	29,111
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.212811	6.752568	-17.78%	12,524
2010	7.614494	8.212811	7.86%	39,945
2009	4.500703	7.614494	69.18%	150,290
2008	9.163793	4.500703	-50.89%	8,618
2007	9.547284	9.163793	-4.02%	5,382
2006	9.462053	9.547284	0.90%	24,356
2005	9.252331	9.462053	2.27%	11,543
2004	12.045668	9.252331	-23.19%	16,497
2003	7.204575	12.045668	67.19%	16,601
2002	14.131235	7.204575	-49.02%	978
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.157245	21.465652	-7.30%	20,563
2010	19.757216	23.157245	17.21%	27,061
2009	14.489790	19.757216	36.35%	68,207
2008	27.273941	14.489790	-46.87%	39,047
2007	20.797602	27.273941	31.14%	84,328
2006	18.873199	20.797602	10.20%	41,166
2005	13.836471	18.873199	36.40%	47,434
2004	10.625204	13.836471	30.22%	41,527
2003	8.773337	10.625204	21.11%	30,258
2002	10.303352	8.773337	-14.85%	1,954
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.480334	24.540844	-10.70%	20,274
2010	22.144553	27.480334	24.10%	48,744
2009	13.848850	22.144553	59.90%	74,139
2008	33.180175	13.848850	-58.26%	42,437
2007	24.584817	33.180175	34.96%	54,713
2006	22.500391	24.584817	9.26%	34,129
2005	15.410229	22.500391	46.01%	50,580
2004	11.703867	15.410229	31.67%	10,997
2003	10.965608	11.703867	6.73%	26,835
2002	12.668054	10.965608	-13.44%	1,999
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.722259	8.122893	-16.45%	10,178
2010	11.067885	9.722259	-12.16%	18,516
2009	8.287590	11.067885	33.55%	26,798
2008	18.649748	8.287590	-55.56%	44,534
2007	16.756318	18.649748	11.30%	157,885
2006	13.141356	16.756318	27.51%	108,235
2005	12.550037	13.141356	4.71%	55,750
2004	10.974739	12.550037	14.35%	57,095
2003	7.791057	10.974739	40.86%	43,750
2002	11.046037	7.791057	-29.47%	172

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.121610	6.802596	-16.24%	17,601
2010	7.213287	8.121610	12.59%	23,430
2009	6.121981	7.213287	17.83%	25,107
2008	11.969183	6.121981	-48.85%	90,033
2007	14.974312	11.969183	-20.07%	53,019
2006	13.029429	14.974312	14.93%	51,630
2005	12.801486	13.029429	1.78%	17,204
2004	11.102549	12.801486	15.30%	7,311
2003	8.747144	11.102549	26.93%	3,901
2002	10.465129	8.747144	-16.42%	784
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.317393	18.550711	39.30%	38,614
2010	12.285855	13.317393	8.40%	51,299
2009	18.229096	12.285855	-32.60%	80,419
2008	12.785159	18.229096	42.58%	53,619
2007	11.835145	12.785159	8.03%	106,462
2006	12.411996	11.835145	-4.65%	47,978
2005	11.707086	12.411996	6.02%	63,711
2004	10.973610	11.707086	6.68%	159,247
2003	11.267156	10.973610	-2.61%	16,379
2002	9.650492	11.267156	16.75%	4,883
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.423376	11.773902	3.07%	37,776
2010	10.867554	11.423376	5.11%	36,888
2009	8.855876	10.867554	22.72%	53,142
2008	11.971360	8.855876	-26.02%	83,955
2007	11.469837	11.971360	4.37%	60,785
2006	11.083330	11.469837	3.49%	54,270
2005	10.174316	11.083330	8.93%	49,375
2004	9.728963	10.174316	4.58%	15,370
2003	7.614944	9.728963	27.76%	1,620
2002	9.829514	7.614944	-22.53%	384
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.303796	15.004814	-13.29%	20,336
2010	14.552969	17.303796	18.90%	65,224
2009	8.912645	14.552969	63.28%	66,701
2008	16.423342	8.912645	-45.73%	1,392
2007	15.113218	16.423342	8.67%	27,282
2006	13.993041	15.113218	8.01%	27,976
2005	14.411024	13.993041	-2.90%	45,498
2004	12.632682	14.411024	14.08%	11,796
2003	7.805210	12.632682	61.85%	10,809
2002	13.992583	7.805210	-44.22%	544
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.582416	2.572088	-28.20%	19,503
2010	5.220099	3.582416	-31.37%	64,480
2009	9.579923	5.220099	-45.51%	69,083
2008	6.049907	9.579923	58.35%	22,478
2007	6.752665	6.049907	-10.41%	42,581
2006	8.767180	6.752665	-22.98%	30,564
2005	8.762318	8.767180	0.06%	4,793
2004*	10.000000	8.762318	-12.38%	0

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.592222	3.829815	-31.52%	49,382
2010	6.514747	5.592222	-14.16%	51,482
2009	5.541602	6.514747	17.56%	124,700
2008	8.065565	5.541602	-31.29%	79,133
2007	8.580497	8.065565	-6.00%	70,183
2006	8.061736	8.580497	6.43%	24,873
2005	8.641047	8.061736	-6.70%	35,792
2004	9.825009	8.641047	-12.05%	26,160
2003*	10.000000	9.825009	-1.75%	11,785
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.465344	4.073842	-8.77%	31,401
2010	6.071083	4.465344	-26.45%	513
2009	9.528070	6.071083	-36.28%	10,006
2008	7.199783	9.528070	32.34%	3,730
2007	7.461869	7.199783	-3.51%	11,210
2006	7.880538	7.461869	-5.31%	7,708
2005	8.715499	7.880538	-9.58%	5,677
2004*	10.000000	8.715499	-12.85%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.744908	2.430154	-11.47%	72,807
2010	3.541322	2.744908	-22.49%	56,386
2009	6.003078	3.541322	-41.01%	72,502
2008	4.119254	6.003078	45.73%	8,791
2007	4.716591	4.119254	-12.66%	46,262
2006	4.858775	4.716591	-2.93%	134,716
2005	4.873137	4.858775	-0.29%	10,545
2004	5.614098	4.873137	-13.20%	12,648
2003	9.105111	5.614098	-38.34%	330
2002	6.909657	9.105111	31.77%	5,907
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.205804	3.825501	-9.04%	44,775
2010	5.902771	4.205804	-28.75%	69,110
2009	8.929924	5.902771	-33.90%	66,968
2008	7.274206	8.929924	22.76%	11,517
2007	7.012859	7.274206	3.73%	39,984
2006	8.090147	7.012859	-13.32%	30,060
2005	8.475948	8.090147	-4.55%	9,858
2004*	10.000000	8.475948	-15.24%	1,570
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.093872	4.561544	-10.45%	53,835
2010	6.230801	5.093872	-18.25%	60,663
2009	8.735611	6.230801	-28.67%	176,350
2008	6.372157	8.735611	37.09%	57,439
2007	6.419855	6.372157	-0.74%	71,706
2006	7.049628	6.419855	-8.93%	123,023
2005	7.215967	7.049628	-2.31%	15,214
2004	8.162868	7.215967	-11.60%	19,315
2003	10.859399	8.162868	-24.83%	12,532
2002	9.067716	10.859399	19.76%	1,971

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.234900	7.159668	-30.05%	13,112
2010	8.983142	10.234900	13.93%	24,899
2009	7.377924	8.983142	21.76%	38,065
2008	11.181229	7.377924	-34.02%	81,620
2007	12.795296	11.181229	-12.61%	56,306
2006	12.361296	12.795296	3.51%	57,642
2005	10.432632	12.361296	18.49%	134,236
2004	9.604686	10.432632	8.62%	31,746
2003	7.088981	9.604686	35.49%	6,117
2002	8.592677	7.088981	-17.50%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.008143	15.138227	0.87%	20,962
2010	11.695342	15.008143	28.33%	50,219
2009	8.688626	11.695342	34.61%	16,563
2008	17.337132	8.688626	-49.88%	944
2007	18.070198	17.337132	-4.06%	4,073
2006	14.865260	18.070198	21.56%	31,261
2005	15.871467	14.865260	-6.34%	5,737
2004	13.015399	15.871467	21.94%	10,506
2003	9.800624	13.015399	32.80%	2,242
2002	11.678880	9.800624	-16.08%	2,144
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.628196	16.947527	-9.02%	30,462
2010	13.755636	18.628196	35.42%	75,141
2009	9.168472	13.755636	50.03%	33,981
2008	20.620867	9.168472	-55.54%	119,664
2007	20.220219	20.620867	1.98%	20,664
2006	18.592321	20.220219	8.76%	193,573
2005	16.554938	18.592321	12.31%	159,868
2004	13.766965	16.554938	20.25%	40,795
2003	9.173572	13.766965	50.07%	18,426
2002	12.332082	9.173572	-25.61%	1,332
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.831760	9.614248	-2.21%	31,520
2010	7.294614	9.831760	34.78%	58,403
2009	3.401836	7.294614	114.43%	44,187
2008	12.611369	3.401836	-73.03%	113,678
2007	9.992706	12.611369	26.21%	80,289
2006	9.679013	9.992706	3.24%	90,976
2005	10.138285	9.679013	-4.53%	179,314
2004	9.016743	10.138285	12.44%	104,645
2003	4.610530	9.016743	95.57%	19,761
2002	15.338103	4.610530	-69.94%	722

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.021099	15.109516	0.59%	33,000
2010	12.877120	15.021099	16.65%	66,184
2009	8.605078	12.877120	49.65%	117,177
2008	15.047975	8.605078	-42.82%	52,717
2007	12.973783	15.047975	15.99%	71,224
2006	12.458267	12.973783	4.14%	25,014
2005	12.514657	12.458267	-0.45%	38,722
2004	11.625059	12.514657	7.65%	245,224
2003	8.120008	11.625059	43.17%	58,352
2002	13.488843	8.120008	-39.80%	29,226
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.298188	9.047488	-2.70%	113,387
2010	7.872612	9.298188	18.11%	33,622
2009	5.901225	7.872612	33.41%	101,337
2008	13.167273	5.901225	-55.18%	48,641
2007	13.226834	13.167273	-0.45%	34,429
2006	11.263509	13.226834	17.43%	239,577
2005	11.003953	11.263509	2.36%	255,496
2004	9.751261	11.003953	12.85%	231,688
2003	7.115866	9.751261	37.04%	78,186
2002	11.245705	7.115866	-36.72%	38,518
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.059384	23.938353	-25.33%	62,079
2010	23.583778	32.059384	35.94%	102,879
2009	16.051561	23.583778	46.93%	87,039
2008	26.539936	16.051561	-39.52%	95,593
2007	22.550844	26.539936	17.69%	71,732
2006	18.862786	22.550844	19.55%	60,312
2005	15.848656	18.862786	19.02%	68,248
2004	18.765912	15.848656	-15.55%	16,596
2003	13.527917	18.765912	38.72%	10
2002	9.438205	13.527917	43.33%	9,766
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.683065	15.790145	0.68%	33,226
2010	12.757550	15.683065	22.93%	55,582
2009	10.344821	12.757550	23.32%	36,820
2008	18.006199	10.344821	-42.55%	15,756
2007	22.615233	18.006199	-20.38%	42,648
2006	17.571332	22.615233	28.71%	83,752
2005	16.656540	17.571332	5.49%	12,562
2004	13.060224	16.656540	27.54%	37,370
2003	10.180086	13.060224	28.29%	1,052
2002	10.457276	10.180086	-2.65%	24,735

Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.666232	15.204444	3.67%	15,805
2010	11.904340	14.666232	23.20%	65,120
2009	8.383933	11.904340	41.99%	4,758
2008	12.700726	8.383933	-33.99%	7,472
2007	14.762041	12.700726	-13.96%	1,282
2006	13.621308	14.762041	8.37%	49,363
2005	13.116475	13.621308	3.85%	2,790
2004	12.105211	13.116475	8.35%	3,942
2003	9.089753	12.105211	33.17%	6,602
2002	11.823934	9.089753	-23.12%	417
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.334036	13.257154	-13.54%	16,596
2010	11.298906	15.334036	35.71%	110,647
2009	8.609030	11.298906	31.24%	51,283
2008	17.981444	8.609030	-52.12%	130,683
2007	19.586062	17.981444	-8.19%	32,806
2006	16.461469	19.586062	18.98%	331,885
2005	16.089786	16.461469	2.31%	60,553
2004	13.053530	16.089786	23.26%	211,823
2003	8.070831	13.053530	61.74%	348,827
2002	12.700033	8.070831	-36.45%	9,597
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.483132	7.076456	-5.43%	95,727
2010	6.058008	7.483132	23.52%	149,158
2009	4.203847	6.058008	44.11%	162,789
2008	13.338355	4.203847	-68.48%	707,799
2007	13.466959	13.338355	-0.95%	127,955
2006	11.057764	13.466959	21.79%	81,365
2005	10.863673	11.057764	1.79%	45,059
2004	9.439466	10.863673	15.09%	40,049
2003	6.187960	9.439466	52.55%	82,430
2002	11.641354	6.187960	-46.85%	5,289
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.714052	11.407329	-2.62%	52,782
2010	9.516240	11.714052	23.10%	77,638
2009	6.564930	9.516240	44.96%	152,953
2008	11.081937	6.564930	-40.76%	66,854
2007	10.730258	11.081937	3.28%	84,969
2006	10.339992	10.730258	3.77%	67,497
2005	10.319206	10.339992	0.20%	35,220
2004*	10.000000	10.319206	3.19%	37,528
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.988358	10.475567	-4.67%	147,619
2010	9.276548	10.988358	18.45%	50,695
2009	6.229604	9.276548	48.91%	206,720
2008	12.324386	6.229604	-49.45%	57,228
2007	13.229554	12.324386	-6.84%	39,618
2006	11.420193	13.229554	15.84%	368,088
2005	11.133024	11.420193	2.58%	221,957
2004*	10.000000	11.133024	11.33%	39,535

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.185226	15.830030	-2.19%	33,775
2010	12.399997	16.185226	30.53%	157,673
2009	8.031772	12.399997	54.39%	127,707
2008	12.776731	8.031772	-37.14%	29,074
2007	11.967429	12.776731	6.76%	62,433
2006	11.786747	11.967429	1.53%	18,025
2005	10.740463	11.786747	9.74%	397,173
2004*	10.000000	10.740463	7.40%	42,330
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.170538	12.039540	-8.59%	171,664
2010	11.136028	13.170538	18.27%	39,326
2009	7.285771	11.136028	52.85%	154,936
2008	13.128955	7.285771	-44.51%	38,681
2007	14.016125	13.128955	-6.33%	36,200
2006	12.159767	14.016125	15.27%	40,886
2005	11.401813	12.159767	6.65%	34,197
2004*	10.000000	11.401813	14.02%	18,225
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.161471	13.413394	1.91%	57,357
2010	10.660707	13.161471	23.46%	80,040
2009	8.082799	10.660707	31.89%	15,938
2008	12.500278	8.082799	-35.34%	34,369
2007	12.711947	12.500278	-1.67%	21,460
2006	11.985018	12.711947	6.07%	34,753
2005	11.462563	11.985018	4.56%	126,169
2004*	10.000000	11.462563	14.63%	64,668
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.003074	10.701365	-10.84%	50,376
2010	9.745779	12.003074	23.16%	34,152
2009	6.100558	9.745779	59.75%	80,111
2008	10.967504	6.100558	-44.38%	56,058
2007	13.989329	10.967504	-21.60%	21,673
2006	11.919630	13.989329	17.36%	76,466
2005	11.682011	11.919630	2.03%	168,524
2004*	10.000000	11.682011	16.82%	237,341
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.421793	6.053112	-5.74%	28,858
2010	6.830688	6.421793	-5.99%	34,641
2009	8.243940	6.830688	-17.14%	38,213
2008	7.932451	8.243940	3.93%	2,048
2007	9.042761	7.932451	-12.28%	38,453
2006	10.276814	9.042761	-12.01%	571
2005*	10.000000	10.276814	2.77%	431

Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.195383	11.796068	-10.60%	20,268
2010	11.963357	13.195383	10.30%	28,351
2009	7.809389	11.963357	53.19%	42,187
2008	14.531578	7.809389	-46.26%	17,705
2007	13.373443	14.531578	8.66%	36,097
2006	12.827788	13.373443	4.25%	24,652
2005	12.636009	12.827788	1.52%	18,463
2004	12.689052	12.636009	-0.42%	11,460
2003	7.989089	12.689052	58.83%	16,351
2002	13.327589	7.989089	-40.06%	1,440
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.610584	7.256427	-15.73%	6,041
2010	7.637755	8.610584	12.74%	13,724
2009	6.028738	7.637755	26.69%	10,479
2008	11.202954	6.028738	-46.19%	10,614
2007	10.419129	11.202954	7.52%	49,914
2006	8.854887	10.419129	17.67%	28,047
2005	8.890473	8.854887	-0.40%	4,133
2004	8.014293	8.890473	10.93%	3,032
2003	6.089480	8.014293	31.61%	4,610
2002	10.238413	6.089480	-40.52%	9,025
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.858421	13.877014	-12.49%	26,947
2010	12.976298	15.858421	22.21%	57,065
2009	11.228473	12.976298	15.57%	43,910
2008	15.260051	11.228473	-26.42%	23,730
2007	16.988761	15.260051	-10.18%	15,146
2006	16.068996	16.988761	5.72%	49,845
2005	15.044972	16.068996	6.81%	37,884
2004	12.425296	15.044972	21.08%	17,532
2003	10.472731	12.425296	18.64%	2,095
2002	12.044796	10.472731	-13.05%	401
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.359327	11.860394	14.49%	37,543
2010	9.844849	10.359327	5.23%	22,900
2009	8.787468	9.844849	12.03%	43,887
2008	12.674369	8.787468	-30.67%	83,180
2007	11.407448	12.674369	11.11%	129,954
2006	9.578446	11.407448	19.09%	166,999
2005	8.799225	9.578446	8.86%	60,470
2004	7.618712	8.799225	15.49%	44,781
2003	6.171160	7.618712	23.46%	1,683
2002	9.331857	6.171160	-33.87%	5,596
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.934074	10.368391	-5.17%	3,003
2010	11.766073	10.934074	-7.07%	22,413
2009	11.210752	11.766073	4.95%	18,717
2008	12.975130	11.210752	-13.60%	15,018
2007	11.158682	12.975130	16.28%	13,572
2006	9.710544	11.158682	14.91%	7,704
2005*	10.000000	9.710544	-2.89%	447

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.298552	2.99%	621
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.280704	-17.19%	425
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.872927	-11.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.681036	-23.19%	447
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.592258	-4.08%	272

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.065393	-9.35%	194
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.617842	6.18%	29,716
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.381628	11.548222	1.46%	3,183
2010	10.133060	11.381628	12.32%	3,754
2009	8.719832	10.133060	16.21%	3,849
2008	13.547488	8.719832	-35.64%	3,903
2007	13.778280	13.547488	-1.68%	16,669
2006	11.958291	13.778280	15.22%	18,651
2005	11.614309	11.958291	2.96%	35,307
2004	10.445898	11.614309	11.19%	25,645
2003	8.206679	10.445898	27.29%	26,348
2002*	10.000000	8.206679	-17.93%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545833	10.488241	-0.55%	3,218
2010	9.230629	10.545833	14.25%	3,331
2009	6.972567	9.230629	32.38%	3,348
2008	12.117186	6.972567	-42.46%	2,506
2007	10.174759	12.117186	19.09%	2,597
2006	10.690318	10.174759	-4.82%	2,344
2005	10.633136	10.690318	0.54%	3,149
2004	9.762642	10.633136	8.92%	2,715
2003	7.941278	9.762642	22.94%	644
2002*	10.000000	7.941278	-20.59%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.153265	13.074540	-0.60%	6,930
2010	11.785088	13.153265	11.61%	5,380
2009	9.992361	11.785088	17.94%	6,294
2008	13.868594	9.992361	-27.95%	9,876
2007	14.858862	13.868594	-6.66%	22,686
2006	12.725933	14.858862	16.76%	19,974
2005	12.312465	12.725933	3.36%	30,460
2004	10.943993	12.312465	12.50%	46,502
2003	8.624289	10.943993	26.90%	17,556
2002*	10.000000	8.624289	-13.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.598734	10.049851	-5.18%	97,303
2010*	10.000000	10.598734	5.99%	38,266
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.819913	10.159662	-14.05%	549
2010*	10.000000	11.819913	18.20%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.078364	-9.22%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.481853	14.810045	-4.34%	12,560
2010	13.453844	15.481853	15.07%	13,285
2009	10.093297	13.453844	33.29%	18,915
2008	17.898309	10.093297	-43.61%	24,649
2007	15.508298	17.898309	15.41%	39,062
2006	14.143767	15.508298	9.65%	61,455
2005	12.318869	14.143767	14.81%	56,312
2004	10.872432	12.318869	13.30%	44,715
2003	8.620004	10.872432	26.13%	14,539
2002*	10.000000	8.620004	-13.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.373291	11.270552	-0.90%	5,772
2010	10.058956	11.373291	13.07%	5,173
2009	7.866827	10.058956	27.87%	4,440
2008	13.981480	7.866827	-43.73%	6,818
2007	14.031717	13.981480	-0.36%	20,213
2006	11.893667	14.031717	17.98%	12,415
2005	11.444437	11.893667	3.93%	33,454
2004	10.461683	11.444437	9.39%	46,541
2003	8.171123	10.461683	28.03%	3,855
2002*	10.000000	8.171123	-18.29%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619840	10.447980	-1.62%	4,959
2010	8.713446	10.619840	21.88%	2,165
2009	6.919310	8.713446	25.93%	1,714
2008	13.346034	6.919310	-48.15%	1,880
2007	10.709446	13.346034	24.62%	12,777
2006	10.210907	10.709446	4.88%	6,895
2005	9.833426	10.210907	3.84%	6,643
2004	9.690082	9.833426	1.48%	5,881
2003	7.432182	9.690082	30.38%	6,793
2002*	10.000000	7.432182	-25.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.398398	10.074574	-3.11%	5,565
2010*	10.000000	10.398398	3.98%	5,131
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.385064	9.781184	-5.81%	3,199
2010*	10.000000	10.385064	3.85%	3,199
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.170920	9.878213	-2.88%	1,571
2010*	10.000000	10.170920	1.71%	29,608
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.121817	9.680766	-4.36%	30,993
2010*	10.000000	10.121817	1.22%	4,185

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.580843	9.137734	-4.62%	525
2010	9.796304	9.580843	-2.20%	673
2009	9.871361	9.796304	-0.76%	0
2008*	10.000000	9.871361	-1.29%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.756273	8.899578	-8.78%	1,782
2010	8.611429	9.756273	13.29%	6,529
2009	6.277649	8.611429	37.18%	10,146
2008	11.210393	6.277649	-44.00%	9,838
2007	10.014417	11.210393	11.94%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.490168	9.312775	-1.87%	543
2010	8.689735	9.490168	9.21%	1,794
2009	7.204174	8.689735	20.62%	2,596
2008	10.470163	7.204174	-31.19%	2,596
2007	10.017699	10.470163	4.52%	677
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160774	8.634934	-5.74%	780
2010	8.184293	9.160774	11.93%	3,852
2009	6.124945	8.184293	33.62%	6,446
2008	10.757522	6.124945	-43.06%	6,446
2007*	10.000000	10.757522	7.58%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.778414	8.550106	-12.56%	20,136
2010*	10.000000	9.778414	-2.22%	22,440
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.558527	8.717996	-8.79%	92,039
2010*	10.000000	9.558527	-4.41%	92,369
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.716036	7.836910	-10.09%	8,546
2010	9.182426	8.716036	-5.08%	13,612
2009	9.722000	9.182426	-5.55%	11,862
2008*	10.000000	9.722000	-2.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.582639	8.731188	1.73%	1,530
2010	8.214353	8.582639	4.48%	1,555
2009	8.631388	8.214353	-4.83%	0
2008	10.792199	8.631388	-20.02%	8,293
2007	10.563509	10.792199	2.16%	267
2006	10.066199	10.563509	4.94%	1,996
2005*	10.000000	10.066199	0.66%	0

Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.656611	11.637177	-8.05%	13,018
2010	11.565908	12.656611	9.43%	14,227
2009	9.233709	11.565908	25.26%	35,412
2008	15.834410	9.233709	-41.69%	50,666
2007	13.111022	15.834410	20.77%	60,241
2006	11.961686	13.111022	9.61%	41,557
2005	10.689930	11.961686	11.90%	32,324
2004	9.812379	10.689930	8.94%	32,142
2003	7.676592	9.812379	27.82%	22,964
2002*	10.000000	7.676592	-23.23%	19,895
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419324	9.514099	-8.69%	30,084
2010*	10.000000	10.419324	4.19%	30,252
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.450262	-5.50%	182
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.308011	-6.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.622246	12.893631	2.15%	33,006
2010	11.335610	12.622246	11.35%	54,234
2009	7.885957	11.335610	43.74%	98,396
2008	11.146116	7.885957	-29.25%	74,226
2007	10.980473	11.146116	1.51%	5,451
2006	10.089174	10.980473	8.83%	393
2005*	10.000000	10.089174	0.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721409	9.877236	-7.87%	0
2010*	10.000000	10.721409	7.21%	1,701
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450706	10.145515	-2.92%	2,346
2010*	10.000000	10.450706	4.51%	2,466
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.569390	10.042027	-4.99%	0
2010*	10.000000	10.569390	5.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.266454	10.245098	-0.21%	10,759
2010*	10.000000	10.266454	2.66%	11,045
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.503422	10.094619	-3.89%	1,754
2010*	10.000000	10.503422	5.03%	1,754
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.634813	9.976105	-6.19%	0
2010*	10.000000	10.634813	6.35%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388063	10.194559	-1.86%	17,749
2010*	10.000000	10.388063	3.88%	20,790
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.241122	2.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.249870	8.591217	-23.63%	0
2010*	10.000000	11.249870	12.50%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.196785	13.928958	5.55%	49,382
2010	12.798281	13.196785	3.11%	16,575
2009	12.665193	12.798281	1.05%	35,464
2008	11.947954	12.665193	6.00%	19,099
2007	11.332483	11.947954	5.43%	59,230
2006	11.143399	11.332483	1.70%	41,359
2005	10.975113	11.143399	1.53%	59,843
2004	10.800563	10.975113	1.62%	41,875
2003	10.748892	10.800563	0.48%	38,097
2002*	10.000000	10.748892	7.49%	705
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.466191	11.784126	-5.47%	92,482
2010	11.057867	12.466191	12.74%	103,584
2009	8.823073	11.057867	25.33%	27,804
2008	14.207508	8.823073	-37.90%	28,628
2007	13.626797	14.207508	4.26%	29,923
2006	11.843899	13.626797	15.05%	12,477
2005	11.149123	11.843899	6.23%	18,420
2004*	10.000000	11.149123	11.49%	10,839
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.380638	10.303993	-0.74%	0
2010*	10.000000	10.380638	3.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.482128	10.213256	-2.57%	0
2010*	10.000000	10.482128	4.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.775777	11.928599	1.30%	114,014
2010	11.297147	11.775777	4.24%	19,885
2009	10.509137	11.297147	7.50%	4,387
2008	11.382948	10.509137	-7.68%	3,685
2007	10.973458	11.382948	3.73%	11,262
2006	10.507058	10.973458	4.44%	19,003
2005	10.327600	10.507058	1.74%	17,313
2004*	10.000000	10.327600	3.28%	20,115

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.306187	12.104968	-1.64%	98,159
2010	11.281462	12.306187	9.08%	107,495
2009	9.604119	11.281462	17.46%	86,575
2008	12.736548	9.604119	-24.59%	108,703
2007	12.246227	12.736548	4.00%	129,755
2006	11.166839	12.246227	9.67%	187,569
2005	10.756241	11.166839	3.82%	202,422
2004*	10.000000	10.756241	7.56%	202,925
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498855	12.035566	-3.71%	83,216
2010	11.248961	12.498855	11.11%	98,290
2009	9.199154	11.248961	22.28%	54,163
2008	13.626167	9.199154	-32.49%	57,756
2007	13.045629	13.626167	4.45%	41,249
2006	11.572181	13.045629	12.73%	36,503
2005	10.974499	11.572181	5.45%	59,234
2004*	10.000000	10.974499	9.74%	60,565
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.138488	12.203335	0.53%	104,234
2010	11.373099	12.138488	6.73%	105,680
2009	10.082775	11.373099	12.80%	108,689
2008	12.058726	10.082775	-16.39%	88,699
2007	11.581797	12.058726	4.12%	97,652
2006	10.858124	11.581797	6.66%	22,628
2005	10.543705	10.858124	2.98%	19,842
2004*	10.000000	10.543705	5.44%	24,969
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.831323	9.674457	-1.60%	232,779
2010	9.991166	9.831323	-1.60%	344,078
2009*	10.000000	9.991166	-0.09%	307,928
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.130387	9.898592	-11.07%	1,264
2010*	10.000000	11.130387	11.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602963	8.722477	-17.74%	1,366
2010*	10.000000	10.602963	6.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.752926	10.239188	-4.78%	0
2010*	10.000000	10.752926	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.250532	9.472291	-7.59%	652
2010*	10.000000	10.250532	2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.323381	14.440913	-5.76%	844
2010	12.279186	15.323381	24.79%	888
2009*	10.000000	12.279186	22.79%	1,069

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.210007	10.540008	-5.98%	151
2010*	10.000000	11.210007	12.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.764288	10.346505	-3.88%	156
2010*	10.000000	10.764288	7.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.050247	9.825306	-2.24%	963
2010	8.144143	10.050247	23.40%	261
2009	6.484658	8.144143	25.59%	261
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.042033	13.104412	-6.68%	1,823
2010	11.274888	14.042033	24.54%	7,455
2009	9.070267	11.274888	24.31%	1,758
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.505926	14.412176	-7.05%	1,104
2010	12.571162	15.505926	23.35%	657
2009	9.482276	12.571162	32.58%	5,869
2008	15.583996	9.482276	-39.15%	1,386
2007	15.511424	15.583996	0.47%	5,745
2006	14.065909	15.511424	10.28%	7,332
2005	12.727605	14.065909	10.51%	1,732
2004	10.863870	12.727605	17.16%	10,312
2003	7.830730	10.863870	38.73%	29,868
2002*	10.000000	7.830730	-21.69%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.000007	10.909446	-0.82%	0
2010	9.851563	11.000007	11.66%	0
2009	7.935483	9.851563	24.15%	0
2008	13.796161	7.935483	-42.48%	0
2007	12.956596	13.796161	6.48%	0
2006	11.579422	12.956596	11.89%	0
2005	10.961356	11.579422	5.64%	1,350
2004	10.142015	10.961356	8.08%	901
2003	8.084951	10.142015	25.44%	1,354
2002*	10.000000	8.084951	-19.15%	412
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.935857	-0.64%	12,041
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.516291	-4.84%	243
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.230044	11.126886	-9.02%	3,690
2010*	10.000000	12.230044	22.30%	22,026
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.578788	11.056498	4.52%	4,096
2010*	10.000000	10.578788	5.79%	690

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.869322	11.596069	6.69%	0
2010*	10.000000	10.869322	8.69%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.865149	11.488919	5.74%	0
2010*	10.000000	10.865149	8.65%	109
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570403	10.738097	1.59%	42,851
2010*	10.000000	10.570403	5.70%	4,229
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.803860	-1.96%	849
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.983857	-0.16%	2,337
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.180617	8.403810	-24.84%	854
2010*	10.000000	11.180617	11.81%	4,984
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.800725	10.412527	-3.59%	4,289
2010*	10.000000	10.800725	8.01%	8,784
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.866446	10.986490	1.10%	20,887
2010*	10.000000	10.866446	8.66%	14,611
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.097552	7.972115	-28.16%	585
2010*	10.000000	11.097552	10.98%	771
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.445906	-25.54%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.703839	-22.96%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.956962	8.030856	-10.34%	1,815
2010*	10.000000	8.956962	-10.43%	1,815
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.334319	-6.66%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.350163	10.184980	-1.60%	8,609
2010*	10.000000	10.350163	3.50%	3,491

ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.866545	-1.33%	95
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.617296	-3.83%	97
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.991014	8.684323	-20.99%	9,185
2010*	10.000000	10.991014	9.91%	6,382
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.576106	9.482425	-10.34%	0
2010*	10.000000	10.576106	5.76%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.258168	-17.42%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.582578	-4.17%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.714446	-12.86%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.840244	9.137456	-15.71%	6,094
2010*	10.000000	10.840244	8.40%	5,525
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.441035	-15.59%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.907044	7.139792	-19.84%	0
2010*	10.000000	8.907044	-10.93%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.754006	10.736302	-0.16%	0
2010*	10.000000	10.754006	7.54%	131
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.048640	11.116431	0.61%	749
2010*	10.000000	11.048640	10.49%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.374021	3.74%	126
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.266620	-17.33%	863
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.256851	-7.43%	667

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.787613	5.404378	-38.50%	6,109
2010*	10.000000	8.787613	-12.12%	106
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.793679	-12.06%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.317392	9.057188	8.89%	40,327
2010*	10.000000	8.317392	-16.83%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.520999	8.536149	0.18%	42,586
2010*	10.000000	8.520999	-14.79%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.656821	7.626190	-11.91%	0
2010*	10.000000	8.656821	-13.43%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.257429	-7.43%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.499334	-5.01%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.513607	14.847454	41.22%	3,635
2010*	10.000000	10.513607	5.14%	4,156
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.360039	11.045125	-2.77%	0
2010*	10.000000	11.360039	13.60%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.366751	5.641479	-23.42%	0
2010*	10.000000	7.366751	-26.33%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.794555	7.95%	61
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.761299	5.174194	-23.47%	2,119
2010	6.078622	6.761299	11.23%	2,583
2009	6.397285	6.078622	-4.98%	1,017
2008	11.050578	6.397285	-42.11%	1,302
2007	15.402482	11.050578	-28.25%	560
2006	14.069961	15.402482	9.47%	11,698
2005	14.704647	14.069961	-4.32%	392
2004	13.024438	14.704647	12.90%	1,425
2003	10.047117	13.024438	29.63%	5,430
2002	10.290966	10.047117	-2.37%	580

Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.434752	20.086712	-17.79%	7,555
2010	19.602908	24.434752	24.65%	19,705
2009	12.814838	19.602908	52.97%	5,699
2008	23.852301	12.814838	-46.27%	2,801
2007	18.095776	23.852301	31.81%	9,356
2006	15.036688	18.095776	20.34%	14,715
2005	14.687349	15.036688	2.38%	8,774
2004	12.352709	14.687349	18.90%	13,766
2003	9.549279	12.352709	29.36%	18,998
2002	11.122675	9.549279	-14.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.014819	10.898633	8.83%	9,097
2010	9.193693	10.014819	8.93%	4,744
2009	7.895223	9.193693	16.45%	4,606
2008	9.094760	7.895223	-13.19%	35,829
2007	8.853503	9.094760	2.72%	5,221
2006	9.306417	8.853503	-4.87%	4,132
2005	8.545651	9.306417	8.90%	25,155
2004	8.590206	8.545651	-0.52%	16,559
2003	6.142727	8.590206	39.84%	8,810
2002	11.423667	6.142727	-46.23%	1,557
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.385005	4.946938	-8.13%	12,864
2010	5.065755	5.385005	6.30%	11,468
2009	4.614626	5.065755	9.78%	3,311
2008	9.200096	4.614626	-49.84%	10,286
2007	7.136825	9.200096	28.91%	33,838
2006	8.831119	7.136825	-19.19%	15,134
2005*	10.000000	8.831119	-11.69%	22,707
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.556670	18.534686	11.95%	9,663
2010	14.346357	16.556670	15.41%	5,662
2009	12.239630	14.346357	17.21%	3,811
2008	16.236535	12.239630	-24.62%	8,844
2007	14.856036	16.236535	9.29%	1,477
2006	12.856579	14.856036	15.55%	19,660
2005	13.116987	12.856579	-1.99%	2,260
2004	11.765033	13.116987	11.49%	2,334
2003	9.811679	11.765033	19.91%	197
2002	10.344341	9.811679	-5.15%	2,348
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.651183	9.286749	7.35%	4,341
2010	7.056769	8.651183	22.59%	5,866
2009	5.239673	7.056769	34.68%	3,800
2008	13.909303	5.239673	-62.33%	14,327
2007	13.071250	13.909303	6.41%	13,054
2006	10.175340	13.071250	28.46%	87,410
2005	10.749624	10.175340	-5.34%	425
2004*	10.000000	10.749624	7.50%	6,102

Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.174293	6.717479	-17.82%	7,673
2010	7.582630	8.174293	7.80%	8,482
2009	4.484143	7.582630	69.10%	6,201
2008	9.134738	4.484143	-50.91%	430
2007	9.521875	9.134738	-4.07%	0
2006	9.441661	9.521875	0.85%	2,427
2005	9.237069	9.441661	2.21%	59
2004	12.031912	9.237069	-23.23%	17,495
2003	7.200001	12.031912	67.11%	9,822
2002	14.129471	7.200001	-49.04%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.048702	21.354199	-7.35%	12,033
2010	19.674587	23.048702	17.15%	25,204
2009	14.436526	19.674587	36.28%	15,347
2008	27.187530	14.436526	-46.90%	8,640
2007	20.742297	27.187530	31.07%	24,705
2006	18.832555	20.742297	10.14%	13,898
2005	13.813654	18.832555	36.33%	22,696
2004	10.613076	13.813654	30.16%	21,558
2003	8.767776	10.613076	21.05%	17,185
2002	10.302060	8.767776	-14.89%	904
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.351495	24.413397	-10.74%	5,018
2010	22.051920	27.351495	24.03%	8,625
2009	13.797929	22.051920	59.82%	14,005
2008	33.075051	13.797929	-58.28%	8,540
2007	24.519441	33.075051	34.89%	17,054
2006	22.451937	24.519441	9.21%	14,744
2005	15.384823	22.451937	45.94%	23,996
2004	11.690500	15.384823	31.60%	11,539
2003	10.958662	11.690500	6.68%	3,623
2002	12.666464	10.958662	-13.48%	398
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.676648	8.080674	-16.49%	5,742
2010	11.021556	9.676648	-12.20%	11,359
2009	8.257094	11.021556	33.48%	8,608
2008	18.590600	8.257094	-55.58%	33,078
2007	16.711712	18.590600	11.24%	43,599
2006	13.113011	16.711712	27.44%	91,973
2005	12.529320	13.113011	4.66%	13,281
2004	10.962189	12.529320	14.30%	104,085
2003	7.786114	10.962189	40.79%	20,284
2002	11.044650	7.786114	-29.50%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.083507	6.767242	-16.28%	9,945
2010	7.183095	8.083507	12.54%	8,729
2009	6.099464	7.183095	17.77%	11,116
2008	11.931265	6.099464	-48.88%	11,462
2007	14.934517	11.931265	-20.11%	1,982
2006	13.001387	14.934517	14.87%	16,681
2005	12.780396	13.001387	1.73%	2,712
2004	11.089890	12.780396	15.24%	7,463
2003	8.741608	11.089890	26.86%	3,598
2002	10.463826	8.741608	-16.45%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.254983	18.454424	39.23%	56,104
2010	12.234496	13.254983	8.34%	60,223
2009	18.162118	12.234496	-32.64%	64,686
2008	12.744654	18.162118	42.51%	29,293
2007	11.803677	12.744654	7.97%	117,372
2006	12.385268	11.803677	-4.70%	16,378
2005	11.687795	12.385268	5.97%	172,714
2004	10.961094	11.687795	6.63%	108,239
2003	11.260023	10.961094	-2.65%	60,757
2002	9.649283	11.260023	16.69%	22,830
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.369832	11.712773	3.02%	14,562
2010	10.822110	11.369832	5.06%	9,100
2009	8.823324	10.822110	22.65%	5,195
2008	11.933428	8.823324	-26.06%	14,720
2007	11.439335	11.933428	4.32%	28,037
2006	11.059446	11.439335	3.43%	23,503
2005	10.157548	11.059446	8.88%	10,607
2004	9.717862	10.157548	4.52%	20,040
2003	7.610122	9.717862	27.70%	5,228
2002	9.828280	7.610122	-22.57%	1,133
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.222708	14.926920	-13.33%	3,809
2010	14.492120	17.222708	18.84%	8,297
2009	8.879891	14.492120	63.20%	478
2008	16.371328	8.879891	-45.76%	196
2007	15.073056	16.371328	8.61%	6,934
2006	13.962920	15.073056	7.95%	246
2005	14.387285	13.962920	-2.95%	6,424
2004	12.618276	14.387285	14.02%	2,066
2003	7.800264	12.618276	61.77%	6,615
2002	13.990842	7.800264	-44.25%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.570286	2.562080	-28.24%	17,384
2010	5.205084	3.570286	-31.41%	18,154
2009	9.557233	5.205084	-45.54%	41,165
2008	6.038639	9.557233	58.27%	3,217
2007	6.743542	6.038639	-10.45%	3,543
2006	8.759792	6.743542	-23.02%	5,354
2005	8.759380	8.759792	0.00%	8,992
2004*	10.000000	8.759380	-12.41%	4,925

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.570477	3.812983	-31.55%	37,797
2010	6.492715	5.570477	-14.20%	9,623
2009	5.525670	6.492715	17.50%	20,202
2008	8.046474	5.525670	-31.33%	8,798
2007	8.564561	8.046474	-6.05%	20,828
2006	8.050838	8.564561	6.38%	77,342
2005	8.633734	8.050838	-6.75%	128,864
2004	9.821676	8.633734	-12.10%	168,787
2003*	10.000000	9.821676	-1.78%	484,532
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.450245	4.058016	-8.81%	132
2010	6.053639	4.450245	-26.49%	140
2009	9.505535	6.053639	-36.31%	23,510
2008	7.186403	9.505535	32.27%	4,295
2007	7.451804	7.186403	-3.56%	612
2006	7.873902	7.451804	-5.36%	11,907
2005	8.712566	7.873902	-9.63%	11,898
2004*	10.000000	8.712566	-12.87%	1,775
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.732036	2.417536	-11.51%	8,225
2010	3.526501	2.732036	-22.53%	28,067
2009	5.980991	3.526501	-41.04%	88,774
2008	4.106182	5.980991	45.66%	14,376
2007	4.704040	4.106182	-12.71%	6,777
2006	4.848297	4.704040	-2.98%	39,005
2005	4.865100	4.848297	-0.35%	66,688
2004	5.607685	4.865100	-13.24%	57,736
2003	9.099346	5.607685	-38.37%	97,306
2002	6.908790	9.099346	31.71%	34,876
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.191593	3.810639	-9.09%	2,029
2010	5.885829	4.191593	-28.79%	18,960
2009	8.908816	5.885829	-33.93%	30,887
2008	7.260699	8.908816	22.70%	7,300
2007	7.003414	7.260699	3.67%	406
2006	8.083349	7.003414	-13.36%	13,072
2005	8.473107	8.083349	-4.60%	12,894
2004*	10.000000	8.473107	-15.27%	1,304
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.070005	4.537870	-10.50%	10,275
2010	6.204765	5.070005	-18.29%	15,945
2009	8.703525	6.204765	-28.71%	50,545
2008	6.351965	8.703525	37.02%	10,817
2007	6.402778	6.351965	-0.79%	4,339
2006	7.034443	6.402778	-8.98%	71,519
2005	7.204068	7.034443	-2.35%	128,291
2004	8.153553	7.204068	-11.65%	139,191
2003	10.852523	8.153553	-24.87%	152,108
2002	9.066581	10.852523	19.70%	5,532

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.186955	7.122502	-30.08%	1,325
2010	8.945594	10.186955	13.88%	27,746
2009	7.350832	8.945594	21.69%	30,625
2008	11.145823	7.350832	-34.05%	43,413
2007	12.761300	11.145823	-12.66%	11,396
2006	12.334694	12.761300	3.46%	86,622
2005	10.415444	12.334694	18.43%	97,468
2004	9.593745	10.415444	8.56%	106,228
2003	7.084492	9.593745	35.42%	30,580
2002	8.591597	7.084492	-17.54%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.937800	15.059625	0.82%	6,512
2010	11.646429	14.937800	28.26%	5,994
2009	8.656685	11.646429	34.54%	4,941
2008	17.282209	8.656685	-49.91%	983
2007	18.022158	17.282209	-4.11%	3,138
2006	14.833254	18.022158	21.50%	3,772
2005	15.845305	14.833254	-6.39%	1,491
2004	13.000538	15.845305	21.88%	4,893
2003	9.794409	13.000538	32.73%	1,973
2002	11.677414	9.794409	-16.13%	307
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.540891	16.859532	-9.07%	3,305
2010	13.698115	18.540891	35.35%	15,151
2009	9.134769	13.698115	49.96%	23,739
2008	20.555549	9.134769	-55.56%	20,596
2007	20.166471	20.555549	1.93%	7,049
2006	18.552294	20.166471	8.70%	20,855
2005	16.527673	18.552294	12.25%	25,806
2004	13.751275	16.527673	20.19%	25,241
2003	9.167758	13.751275	50.00%	37,290
2002	12.330549	9.167758	-25.65%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.785686	9.564349	-2.26%	8,054
2010	7.264107	9.785686	34.71%	6,043
2009	3.389325	7.264107	114.32%	22,567
2008	12.571411	3.389325	-73.04%	110,513
2007	9.966138	12.571411	26.14%	45,353
2006	9.658178	9.966138	3.19%	35,934
2005	10.121596	9.658178	-4.58%	22,203
2004	9.006458	10.121596	12.38%	102,006
2003	4.607600	9.006458	95.47%	94,484
2002	15.336192	4.607600	-69.96%	15,984

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.950687	15.031071	0.54%	17,261
2010	12.823257	14.950687	16.59%	4,962
2009	8.573436	12.823257	49.57%	6,073
2008	15.000285	8.573436	-42.84%	30,356
2007	12.939272	15.000285	15.93%	19,395
2006	12.431431	12.939272	4.09%	1,555
2005	12.494031	12.431431	-0.50%	22,023
2004	11.611799	12.494031	7.60%	83,167
2003	8.114856	11.611799	43.09%	62,594
2002	13.487162	8.114856	-39.83%	18,794
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.254586	9.000494	-2.75%	10,375
2010	7.839668	9.254586	18.05%	14,234
2009	5.879527	7.839668	33.34%	7,440
2008	13.125573	5.879527	-55.21%	15,524
2007	13.191680	13.125573	-0.50%	26,917
2006	11.239253	13.191680	17.37%	37,310
2005	10.985820	11.239253	2.31%	42,695
2004	9.740134	10.985820	12.79%	102,256
2003	7.111349	9.740134	36.97%	43,163
2002	11.244296	7.111349	-36.76%	24,880
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.909042	23.814003	-25.37%	18,870
2010	23.485081	31.909042	35.87%	25,745
2009	15.992527	23.485081	46.85%	29,135
2008	26.455823	15.992527	-39.55%	50,806
2007	22.490880	26.455823	17.63%	50,070
2006	18.822153	22.490880	19.49%	55,446
2005	15.822539	18.822153	18.96%	61,929
2004	18.744527	15.822539	-15.59%	23,750
2003	13.519349	18.744527	38.65%	40
2002	9.437023	13.519349	43.26%	7,959
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.609555	15.708167	0.63%	10,142
2010	12.704190	15.609555	22.87%	13,194
2009	10.306794	12.704190	23.26%	47,181
2008	17.949188	10.306794	-42.58%	9,108
2007	22.555163	17.949188	-20.42%	5,149
2006	17.533525	22.555163	28.64%	15,973
2005	16.629114	17.533525	5.44%	7,085
2004	13.045340	16.629114	27.47%	9,209
2003	10.173643	13.045340	28.23%	11,021
2002	10.455964	10.173643	-2.70%	0

Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.597440	15.125463	3.62%	8,990
2010	11.854531	14.597440	23.14%	5,491
2009	8.353096	11.854531	41.92%	243
2008	12.660468	8.353096	-34.02%	231
2007	14.722772	12.660468	-14.01%	1,893
2006	13.591959	14.722772	8.32%	11,353
2005	13.094839	13.591959	3.80%	696
2004	12.091384	13.094839	8.30%	1,373
2003	9.083987	12.091384	33.11%	6,065
2002	11.822451	9.083987	-23.16%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.262097	13.188265	-13.59%	20,305
2010	11.251619	15.262097	35.64%	8,838
2009	8.577378	11.251619	31.18%	9,188
2008	17.924479	8.577378	-52.15%	16,342
2007	19.534007	17.924479	-8.24%	35,286
2006	16.426042	19.534007	18.92%	67,274
2005	16.063292	16.426042	2.26%	132,207
2004	13.038656	16.063292	23.20%	266,830
2003	8.065717	13.038656	61.66%	120,119
2002	12.698450	8.065717	-36.48%	4,660
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.448037	7.039693	-5.48%	60,978
2010	6.032649	7.448037	23.46%	25,177
2009	4.188378	6.032649	44.03%	61,383
2008	13.296071	4.188378	-68.50%	63,404
2007	13.431133	13.296071	-1.01%	9,755
2006	11.033945	13.431133	21.73%	21,225
2005	10.845754	11.033945	1.74%	13,753
2004	9.428688	10.845754	15.03%	49,224
2003	6.184026	9.428688	52.47%	57,127
2002	11.639900	6.184026	-46.87%	10,844
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.674472	11.363028	-2.67%	5,447
2010	9.488888	11.674472	23.03%	9,826
2009	6.549393	9.488888	44.88%	11,985
2008	11.061341	6.549393	-40.79%	3,947
2007	10.715788	11.061341	3.22%	24,958
2006	10.331284	10.715788	3.72%	7,353
2005	10.315742	10.331284	0.15%	7,381
2004*	10.000000	10.315742	3.16%	20,009
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.951206	10.434853	-4.72%	19,505
2010	9.249875	10.951206	18.39%	18,887
2009	6.214853	9.249875	48.83%	33,603
2008	12.301476	6.214853	-49.48%	4,010
2007	13.211711	12.301476	-6.89%	8,894
2006	11.410574	13.211711	15.78%	29,164
2005	11.129287	11.410574	2.53%	38,428
2004*	10.000000	11.129287	11.29%	2,821

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.130537	15.768545	-2.24%	6,025
2010	12.364361	16.130537	30.46%	35,111
2009	8.012762	12.364361	54.31%	6,694
2008	12.753001	8.012762	-37.17%	4,504
2007	11.951311	12.753001	6.71%	3,019
2006	11.776835	11.951311	1.48%	3,514
2005	10.736855	11.776835	9.69%	46,425
2004*	10.000000	10.736855	7.37%	112,114
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.126006	11.992740	-8.63%	34,606
2010	11.104013	13.126006	18.21%	12,002
2009	7.268523	11.104013	52.77%	15,035
2008	13.104554	7.268523	-44.53%	15,026
2007	13.997223	13.104554	-6.38%	7,979
2006	12.149525	13.997223	15.21%	4,849
2005	11.397986	12.149525	6.59%	9,517
2004*	10.000000	11.397986	13.98%	1,960
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.116980	13.361278	1.86%	52,600
2010	10.630071	13.116980	23.40%	7,710
2009	8.063671	10.630071	31.83%	906
2008	12.477043	8.063671	-35.37%	13,800
2007	12.694807	12.477043	-1.72%	7,810
2006	11.974930	12.694807	6.01%	2,269
2005	11.458720	11.974930	4.50%	28,121
2004*	10.000000	11.458720	14.59%	119,222
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.962550	10.659832	-10.89%	9,686
2010	9.717798	11.962550	23.10%	1,355
2009	6.086129	9.717798	59.67%	2,028
2008	10.947132	6.086129	-44.40%	24,059
2007	13.970471	10.947132	-21.64%	1,173
2006	11.909594	13.970471	17.30%	42,023
2005	11.678083	11.909594	1.98%	41,086
2004*	10.000000	11.678083	16.78%	130,981
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.404690	6.033939	-5.79%	89,171
2010	6.815967	6.404690	-6.03%	26,465
2009	8.230352	6.815967	-17.18%	39,010
2008	7.923400	8.230352	3.87%	789
2007	9.037059	7.923400	-12.32%	0
2006	10.275555	9.037059	-12.05%	0
2005*	10.000000	10.275555	2.76%	854

Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.133556	11.734836	-10.65%	5,915
2010	11.913344	13.133556	10.24%	5,649
2009	7.780693	11.913344	53.11%	6,636
2008	14.485548	7.780693	-46.29%	455
2007	13.337893	14.485548	8.60%	3,668
2006	12.800173	13.337893	4.20%	2,661
2005	12.615185	12.800173	1.47%	6,697
2004	12.674568	12.615185	-0.47%	3,973
2003	7.984018	12.674568	58.75%	8,843
2002	13.325927	7.984018	-40.09%	228
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.570265	7.218787	-15.77%	68
2010	7.605843	8.570265	12.68%	6,315
2009	6.006598	7.605843	26.62%	129
2008	11.167514	6.006598	-46.21%	536
2007	10.391458	11.167514	7.47%	9,773
2006	8.835840	10.391458	17.61%	11,799
2005	8.875853	8.835840	-0.45%	1,183
2004	8.005164	8.875853	10.88%	3,797
2003	6.085628	8.005164	31.54%	712
2002	10.237132	6.085628	-40.55%	4,803
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.784097	13.804974	-12.54%	4,696
2010	12.922033	15.784097	22.15%	4,540
2009	11.187208	12.922033	15.51%	1,168
2008	15.211714	11.187208	-26.46%	3,268
2007	16.943603	15.211714	-10.22%	641
2006	16.034396	16.943603	5.67%	14,345
2005	15.020179	16.034396	6.75%	11,046
2004	12.411120	15.020179	21.02%	8
2003	10.466093	12.411120	18.58%	2,723
2002	12.043289	10.466093	-13.10%	730
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.310767	11.798829	14.43%	14,991
2010	9.803678	10.310767	5.17%	10,036
2009	8.755163	9.803678	11.98%	10,824
2008	12.634210	8.755163	-30.70%	9,822
2007	11.377108	12.634210	11.05%	31,555
2006	9.557813	11.377108	19.03%	29,959
2005	8.784721	9.557813	8.80%	16,944
2004	7.610021	8.784721	15.44%	21,387
2003	6.167251	7.610021	23.39%	3,780
2002	9.330690	6.167251	-33.90%	877
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.904976	10.335555	-5.22%	0
2010	11.740714	10.904976	-7.12%	16,366
2009	11.192286	11.740714	4.90%	6,021
2008	12.960352	11.192286	-13.64%	46,381
2007	11.151657	12.960352	16.22%	5,016
2006	9.709355	11.151657	14.85%	7,860
2005*	10.000000	9.709355	-2.91%	4,494

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.295083	2.95%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.277914	-17.22%	354
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.869933	-11.30%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.678435	-23.22%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.589019	-4.11%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.059274	-9.41%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.610687	6.11%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.281778	11.435302	1.36%	0
2010	10.054375	11.281778	12.21%	0
2009	8.660915	10.054375	16.09%	0
2008	13.469673	8.660915	-35.70%	0
2007	13.713156	13.469673	-1.78%	0
2006	11.913827	13.713156	15.10%	0
2005	11.582851	11.913827	2.86%	0
2004	10.428201	11.582851	11.07%	0
2003	8.201090	10.428201	27.16%	0
2002*	10.000000	8.201090	-17.99%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.453276	10.385642	-0.65%	0
2010	9.158911	10.453276	14.13%	0
2009	6.925433	9.158911	32.25%	0
2008	12.047555	6.925433	-42.52%	0
2007	10.126623	12.047555	18.97%	0
2006	10.650546	10.126623	-4.92%	0
2005	10.604317	10.650546	0.44%	0
2004	9.746088	10.604317	8.81%	0
2003	7.935874	9.746088	22.81%	0
2002*	10.000000	7.935874	-20.64%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.037825	12.946646	-0.70%	0
2010	11.693527	13.037825	11.50%	0
2009	9.924813	11.693527	17.82%	0
2008	13.788900	9.924813	-28.02%	0
2007	14.788590	13.788900	-6.76%	0
2006	12.678585	14.788590	16.64%	0
2005	12.279098	12.678585	3.25%	0
2004	10.925437	12.279098	12.39%	0
2003	8.618417	10.925437	26.77%	0
2002*	10.000000	8.618417	-13.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.591590	10.032890	-5.27%	0
2010*	10.000000	10.591590	5.92%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.811962	10.142534	-14.13%	0
2010*	10.000000	11.811962	18.12%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.072242	-9.28%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.346015	14.665214	-4.44%	0
2010	13.349354	15.346015	14.96%	0
2009	10.025088	13.349354	33.16%	0
2008	17.795495	10.025088	-43.67%	0
2007	15.434987	17.795495	15.29%	0
2006	14.091182	15.434987	9.54%	0
2005	12.285508	14.091182	14.70%	0
2004	10.854009	12.285508	13.19%	0
2003	8.614136	10.854009	26.00%	0
2002*	10.000000	8.614136	-13.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.273470	11.160290	-1.00%	0
2010	9.980809	11.273470	12.95%	0
2009	7.813656	9.980809	27.74%	0
2008	13.901151	7.813656	-43.79%	0
2007	13.965367	13.901151	-0.46%	0
2006	11.849426	13.965367	17.86%	0
2005	11.413428	11.849426	3.82%	0
2004	10.443943	11.413428	9.28%	0
2003	8.165556	10.443943	27.90%	0
2002*	10.000000	8.165556	-18.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.526649	10.345806	-1.72%	0
2010	8.645770	10.526649	21.75%	0
2009	6.872549	8.645770	25.80%	0
2008	13.269369	6.872549	-48.21%	0
2007	10.658797	13.269369	24.49%	0
2006	10.172917	10.658797	4.78%	0
2005	9.806775	10.172917	3.73%	0
2004	9.673656	9.806775	1.38%	0
2003	7.427120	9.673656	30.25%	0
2002*	10.000000	7.427120	-25.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.391387	10.057569	-3.21%	0
2010*	10.000000	10.391387	3.91%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.378073	9.764677	-5.91%	0
2010*	10.000000	10.378073	3.78%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.164074	9.861565	-2.98%	0
2010*	10.000000	10.164074	1.64%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.114993	9.664430	-4.45%	0
2010*	10.000000	10.114993	1.15%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.560866	9.109434	-4.72%	0
2010	9.785822	9.560866	-2.30%	0
2009	9.870837	9.785822	-0.86%	0
2008*	10.000000	9.870837	-1.29%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.715916	8.853776	-8.87%	0
2010	8.584517	9.715916	13.18%	0
2009	6.264402	8.584517	37.04%	45,752
2008	11.198163	6.264402	-44.06%	63,782
2007	10.013719	11.198163	11.83%	41,417
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.450928	9.264864	-1.97%	0
2010	8.662604	9.450928	9.10%	0
2009	7.188978	8.662604	20.50%	10,354
2008	10.458723	7.188978	-31.26%	13,194
2007	10.017003	10.458723	4.41%	8,755
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.126661	8.594051	-5.84%	0
2010	8.162098	9.126661	11.82%	0
2009	6.114551	8.162098	33.49%	27,596
2008	10.750211	6.114551	-43.12%	38,809
2007*	10.000000	10.750211	7.50%	22,814
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.771824	8.535680	-12.65%	0
2010*	10.000000	9.771824	-2.28%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.552081	8.703274	-8.89%	0
2010*	10.000000	9.552081	-4.48%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.697869	7.812647	-10.18%	0
2010	9.172614	8.697869	-5.18%	0
2009	9.721486	9.172614	-5.65%	156,669
2008*	10.000000	9.721486	-2.79%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.538335	8.677310	1.63%	0
2010	8.180265	8.538335	4.38%	0
2009	8.604314	8.180265	-4.93%	277,505
2008	10.769309	8.604314	-20.10%	451,744
2007	10.551892	10.769309	2.06%	611,128
2006	10.065326	10.551892	4.83%	439,432
2005*	10.000000	10.065326	0.65%	0

Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.545528	11.523340	-8.15%	0
2010	11.476056	12.545528	9.32%	0
2009	9.171295	11.476056	25.13%	175,780
2008	15.743409	9.171295	-41.75%	208,897
2007	13.049000	15.743409	20.65%	155,591
2006	11.917186	13.049000	9.50%	103,165
2005	10.660956	11.917186	11.78%	172
2004	9.795749	10.660956	8.83%	0
2003	7.671358	9.795749	27.69%	0
2002*	10.000000	7.671358	-23.29%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412303	9.498036	-8.78%	0
2010*	10.000000	10.412303	4.12%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.443888	-5.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.301738	-6.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.555150	12.812103	2.05%	0
2010	11.286819	12.555150	11.24%	0
2009	7.859986	11.286819	43.60%	0
2008	11.120731	7.859986	-29.32%	0
2007	10.966658	11.120731	1.40%	0
2006	10.086700	10.966658	8.72%	0
2005*	10.000000	10.086700	0.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.714194	9.860576	-7.97%	0
2010*	10.000000	10.714194	7.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443674	10.128416	-3.02%	0
2010*	10.000000	10.443674	4.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.562254	10.025081	-5.09%	0
2010*	10.000000	10.562254	5.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.259537	10.227827	-0.31%	0
2010*	10.000000	10.259537	2.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.496352	10.077593	-3.99%	0
2010*	10.000000	10.496352	4.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.627639	9.959261	-6.29%	0
2010*	10.000000	10.627639	6.28%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.381070	10.177372	-1.96%	0
2010*	10.000000	10.381070	3.81%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.234217	2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.242296	8.576717	-23.71%	0
2010*	10.000000	11.242296	12.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.080975	13.792729	5.44%	0
2010	12.698876	13.080975	3.01%	0
2009	12.579611	12.698876	0.95%	0
2008	11.879288	12.579611	5.90%	0
2007	11.278877	11.879288	5.32%	0
2006	11.101939	11.278877	1.59%	0
2005	10.945381	11.101939	1.43%	0
2004	10.782265	10.945381	1.51%	0
2003	10.741592	10.782265	0.38%	0
2002*	10.000000	10.741592	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.382008	11.692674	-5.57%	0
2010	10.994366	12.382008	12.62%	0
2009	8.781339	10.994366	25.20%	0
2008	14.154733	8.781339	-37.96%	0
2007	13.590057	14.154733	4.16%	0
2006	11.823943	13.590057	14.94%	0
2005	11.141632	11.823943	6.12%	0
2004*	10.000000	11.141632	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.373643	10.286613	-0.84%	0
2010*	10.000000	10.373643	3.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.475071	10.196039	-2.66%	0
2010*	10.000000	10.475071	4.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.696298	11.836076	1.20%	0
2010	11.232301	11.696298	4.13%	0
2009	10.459447	11.232301	7.39%	0
2008	11.340666	10.459447	-7.77%	0
2007	10.943880	11.340666	3.63%	0
2006	10.489358	10.943880	4.33%	0
2005	10.320659	10.489358	1.63%	0
2004*	10.000000	10.320659	3.21%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.223130	12.011085	-1.73%	0
2010	11.216708	12.223130	8.97%	0
2009	9.558703	11.216708	17.35%	0
2008	12.689231	9.558703	-24.67%	0
2007	12.213212	12.689231	3.90%	0
2006	11.148037	12.213212	9.55%	0
2005	10.749015	11.148037	3.71%	0
2004*	10.000000	10.749015	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.414508	11.942214	-3.80%	0
2010	11.184391	12.414508	11.00%	0
2009	9.155652	11.184391	22.16%	0
2008	13.575555	9.155652	-32.56%	0
2007	13.010459	13.575555	4.34%	0
2006	11.552688	13.010459	12.62%	0
2005	10.967125	11.552688	5.34%	0
2004*	10.000000	10.967125	9.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.056553	12.108687	0.43%	0
2010	11.307821	12.056553	6.62%	0
2009	10.035100	11.307821	12.68%	0
2008	12.013932	10.035100	-16.47%	0
2007	11.550574	12.013932	4.01%	0
2006	10.839839	11.550574	6.56%	0
2005	10.536621	10.839839	2.88%	0
2004*	10.000000	10.536621	5.37%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.820782	9.654289	-1.70%	0
2010	9.990609	9.820782	-1.70%	0
2009*	10.000000	9.990609	-0.09%	277,264
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.122891	9.881874	-11.16%	0
2010*	10.000000	11.122891	11.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595825	8.707745	-17.82%	0
2010*	10.000000	10.595825	5.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.745678	10.221911	-4.87%	0
2010*	10.000000	10.745678	7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.243625	9.456302	-7.69%	0
2010*	10.000000	10.243625	2.44%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.297154	14.401578	-5.85%	0
2010	12.270622	15.297154	24.66%	0
2009*	10.000000	12.270622	22.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.202455	10.522219	-6.07%	0
2010*	10.000000	11.202455	12.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.757044	10.329054	-3.98%	0
2010*	10.000000	10.757044	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.962014	9.729178	-2.34%	0
2010	8.080847	9.962014	23.28%	0
2009	6.440813	8.080847	25.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.918756	12.976188	-6.77%	0
2010	11.187258	13.918756	24.42%	0
2009	9.008937	11.187258	24.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.369845	14.271200	-7.15%	0
2010	12.473500	15.369845	23.22%	0
2009	9.418193	12.473500	32.44%	0
2008	15.494471	9.418193	-39.22%	0
2007	15.438089	15.494471	0.37%	0
2006	14.013606	15.438089	10.16%	0
2005	12.693131	14.013606	10.40%	0
2004	10.845457	12.693131	17.04%	0
2003	7.825395	10.845457	38.59%	0
2002*	10.000000	7.825395	-21.75%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.903465	10.802735	-0.92%	0
2010	9.775025	10.903465	11.54%	0
2009	7.881841	9.775025	24.02%	0
2008	13.716882	7.881841	-42.54%	0
2007	12.895316	13.716882	6.37%	0
2006	11.536329	12.895316	11.78%	0
2005	10.931644	11.536329	5.53%	0
2004	10.124809	10.931644	7.97%	0
2003	8.079443	10.124809	25.32%	0
2002*	10.000000	8.079443	-19.21%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.929154	-0.71%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.509874	-4.90%	0

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.221814	11.108120	-9.11%	0
2010*	10.000000	12.221814	22.22%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.571660	11.037855	4.41%	0
2010*	10.000000	10.571660	5.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.861905	11.576414	6.58%	0
2010*	10.000000	10.861905	8.62%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.857827	11.469547	5.63%	0
2010*	10.000000	10.857827	8.58%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.563279	10.719987	1.48%	0
2010*	10.000000	10.563279	5.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.797172	-2.03%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.977132	-0.23%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.173104	8.389638	-24.91%	0
2010*	10.000000	11.173104	11.73%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.793354	10.394876	-3.69%	0
2010*	10.000000	10.793354	7.93%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.859138	10.967968	1.00%	0
2010*	10.000000	10.859138	8.59%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.090076	7.958657	-28.24%	0
2010*	10.000000	11.090076	10.90%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.440860	-25.59%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.698637	-23.01%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.950921	8.017304	-10.43%	0
2010*	10.000000	8.950921	-10.49%	0

ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.328031	-6.72%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.343184	10.167786	-1.70%	0
2010*	10.000000	10.343184	3.43%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.859891	-1.40%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.610817	-3.89%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.983610	8.669663	-21.07%	0
2010*	10.000000	10.983610	9.84%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.568982	9.466422	-10.43%	0
2010*	10.000000	10.568982	5.69%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.252589	-17.47%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.576120	-4.24%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.708567	-12.91%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.832933	9.122023	-15.79%	0
2010*	10.000000	10.832933	8.33%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.435332	-15.65%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.901047	7.127727	-19.92%	0
2010*	10.000000	8.901047	-10.99%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746769	10.718199	-0.27%	0
2010*	10.000000	10.746769	7.47%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.041201	11.097676	0.51%	0
2010*	10.000000	11.041201	10.41%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.367023	3.67%	0

ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.261040	-17.39%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.250607	-7.49%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.781686	5.395244	-38.56%	0
2010*	10.000000	8.781686	-12.18%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.787742	-12.12%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.311778	9.041907	8.78%	0
2010*	10.000000	8.311778	-16.88%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.515252	8.521764	0.08%	0
2010*	10.000000	8.515252	-14.85%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.650977	7.613318	-11.99%	0
2010*	10.000000	8.650977	-13.49%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.251184	-7.49%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.492915	-5.07%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.506525	14.822409	41.08%	0
2010*	10.000000	10.506525	5.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.352392	11.026488	-2.87%	0
2010*	10.000000	11.352392	13.52%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.361772	5.631945	-23.50%	0
2010*	10.000000	7.361772	-26.38%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.787279	7.87%	0

Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.697989	5.120529	-23.55%	0
2010	6.027830	6.697989	11.12%	0
2009	6.350293	6.027830	-5.08%	0
2008	10.980624	6.350293	-42.17%	677,293
2007	15.320649	10.980624	-28.33%	20,267
2006	14.009391	15.320649	9.36%	196,386
2005	14.656197	14.009391	-4.41%	161,650
2004	12.994737	14.656197	12.79%	238,361
2003	10.034386	12.994737	29.50%	147,709
2002	10.288385	10.034386	-2.47%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.206043	19.878498	-17.88%	0
2010	19.439163	24.206043	24.52%	0
2009	12.720725	19.439163	52.81%	222,142
2008	23.701290	12.720725	-46.33%	637
2007	17.999598	23.701290	31.68%	233,986
2006	14.971940	17.999598	20.22%	254,421
2005	14.638939	14.971940	2.27%	180,477
2004	12.324515	14.638939	18.78%	390,040
2003	9.537169	12.324515	29.23%	49,413
2002	11.119889	9.537169	-14.23%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.921052	10.785649	8.71%	0
2010	9.116881	9.921052	8.82%	0
2009	7.837224	9.116881	16.33%	71
2008	9.037143	7.837224	-13.28%	625,140
2007	8.806419	9.037143	2.62%	0
2006	9.266331	8.806419	-4.96%	0
2005	8.517469	9.266331	8.79%	167,299
2004	8.570586	8.517469	-0.62%	0
2003	6.134920	8.570586	39.70%	94,830
2002	11.420812	6.134920	-46.28%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.356338	4.915623	-8.23%	0
2010	5.043911	5.356338	6.19%	0
2009	4.599401	5.043911	9.66%	554,483
2008	9.179106	4.599401	-49.89%	475,708
2007	7.127827	9.179106	28.78%	818,589
2006	8.828947	7.127827	-19.27%	721,521
2005*	10.000000	8.828947	-11.71%	579,113
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.401746	18.342646	11.83%	0
2010	14.226568	16.401746	15.29%	0
2009	12.149784	14.226568	17.09%	201,558
2008	16.133772	12.149784	-24.69%	357,205
2007	14.777103	16.133772	9.18%	325,341
2006	12.801243	14.777103	15.43%	226,715
2005	13.073782	12.801243	-2.08%	203,137
2004	11.738207	13.073782	11.38%	256,034
2003	9.799251	11.738207	19.79%	55,554
2002	10.341749	9.799251	-5.25%	0

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.592769	9.214691	7.24%	0
2010	7.016244	8.592769	22.47%	0
2009	5.214889	7.016244	34.54%	0
2008	13.857682	5.214889	-62.37%	1,767
2007	13.036049	13.857682	6.30%	0
2006	10.158223	13.036049	28.33%	5,865
2005	10.742409	10.158223	-5.44%	0
2004*	10.000000	10.742409	7.42%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.097781	6.647853	-17.91%	0
2010	7.519300	8.097781	7.69%	0
2009	4.451217	7.519300	68.93%	451,035
2008	9.076921	4.451217	-50.96%	4,125
2007	9.471293	9.076921	-4.16%	24,182
2006	9.401029	9.471293	0.75%	24,488
2005	9.206643	9.401029	2.11%	90,838
2004	12.004486	9.206643	-23.31%	1,546
2003	7.190869	12.004486	66.94%	17,958
2002	14.125945	7.190869	-49.09%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.832984	21.132873	-7.45%	0
2010	19.510260	22.832984	17.03%	0
2009	14.330520	19.510260	36.14%	125,904
2008	27.015440	14.330520	-46.95%	224
2007	20.632094	27.015440	30.94%	213,369
2006	18.751507	20.632094	10.03%	227,259
2005	13.768137	18.751507	36.19%	267,445
2004	10.588847	13.768137	30.02%	403,193
2003	8.756652	10.588847	20.92%	146,378
2002	10.299478	8.756652	-14.98%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.095503	24.160348	-10.83%	0
2010	21.867728	27.095503	23.91%	0
2009	13.696600	21.867728	59.66%	149,029
2008	32.865679	13.696600	-58.33%	790
2007	24.389154	32.865679	34.76%	143,991
2006	22.355302	24.389154	9.10%	5,097
2005	15.334109	22.355302	45.79%	173,480
2004	11.663815	15.334109	31.47%	5,629
2003	10.944769	11.663815	6.57%	0
2002	12.663297	10.994769	-13.57%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.586088	7.996919	-16.58%	0
2010	10.929508	9.586088	-12.29%	0
2009	8.196463	10.929508	33.34%	63,325
2008	18.472950	8.196463	-55.63%	0
2007	16.622935	18.472950	11.13%	37,176
2006	13.056583	16.622935	27.31%	65,011
2005	12.488059	13.056583	4.55%	45,889
2004	10.937176	12.488059	14.18%	100,814
2003	7.776239	10.937176	40.65%	63,531
2002	11.041885	7.776239	-29.58%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.007830	6.697079	-16.37%	0
2010	7.123082	8.007830	12.42%	0
2009	6.054663	7.123082	17.65%	460,947
2008	11.855742	6.054663	-48.93%	358
2007	14.855166	11.855742	-20.19%	84,188
2006	12.945412	14.855166	14.75%	388,673
2005	12.738283	12.945412	1.63%	335,542
2004	11.064585	12.738283	15.13%	460,581
2003	8.730517	11.064585	26.73%	72,126
2002	10.461201	8.730517	-16.54%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.130955	18.263212	39.09%	0
2010	12.132342	13.130955	8.23%	0
2009	18.028791	12.132342	-32.70%	141,112
2008	12.663965	18.028791	42.36%	274,208
2007	11.740943	12.663965	7.86%	327,720
2006	12.331939	11.740943	-4.79%	617,514
2005	11.649276	12.331939	5.86%	440,513
2004	10.936085	11.649276	6.52%	145,372
2003	11.245761	10.936085	-2.75%	18,290
2002	9.646864	11.245761	16.57%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.263438	11.591408	2.91%	0
2010	10.731739	11.263438	4.95%	0
2009	8.758537	10.731739	22.53%	265,938
2008	11.857881	8.758537	-26.14%	408,909
2007	11.378536	11.857881	4.21%	334,423
2006	11.011836	11.378536	3.33%	299,485
2005	10.124073	11.011836	8.77%	392,428
2004	9.695685	10.124073	4.42%	312,464
2003	7.600476	9.695685	27.57%	137,048
2002	9.825820	7.600476	-22.65%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.061542	14.772241	-13.42%	0
2010	14.371099	17.061542	18.72%	0
2009	8.814677	14.371099	63.04%	362,286
2008	16.267701	8.814677	-45.81%	1,417
2007	14.992964	16.267701	8.50%	244,066
2006	13.902825	14.992964	7.84%	0
2005	14.339889	13.902825	-3.05%	105,297
2004	12.589495	14.339889	13.90%	431,890
2003	7.790362	12.589495	61.60%	110,048
2002	13.987351	7.790362	-44.30%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.546173	2.542186	-28.31%	0
2010	5.175196	3.546173	-31.48%	0
2009	9.512044	5.175196	-45.59%	0
2008	6.016200	9.512044	58.11%	0
2007	6.725352	6.016200	-10.54%	0
2006	8.745023	6.725352	-23.10%	0
2005	8.753488	8.745023	-0.10%	0
2004*	10.000000	8.753488	-12.47%	0

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.527190	3.779512	-31.62%	0
2010	6.448822	5.527190	-14.29%	0
2009	5.493899	6.448822	17.38%	0
2008	8.008362	5.493899	-31.40%	0
2007	8.532717	8.008362	-6.15%	0
2006	8.029033	8.532717	6.27%	0
2005	8.619087	8.029033	-6.85%	0
2004	9.815006	8.619087	-12.18%	0
2003*	10.000000	9.815006	-1.85%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.420190	4.026520	-8.91%	0
2010	6.018888	4.420190	-26.56%	0
2009	9.460590	6.018888	-36.38%	0
2008	7.159692	9.460590	32.14%	54,328
2007	7.431694	7.159692	-3.66%	0
2006	7.860615	7.431694	-5.46%	0
2005	8.706701	7.860615	-9.72%	0
2004*	10.000000	8.706701	-12.93%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.706458	2.392466	-11.60%	0
2010	3.497059	2.706458	-22.61%	0
2009	5.937106	3.497059	-41.10%	0
2008	4.080188	5.937106	45.51%	0
2007	4.679035	4.080188	-12.80%	0
2006	4.827414	4.679035	-3.07%	0
2005	4.849052	4.827414	-0.45%	0
2004	5.594877	4.849052	-13.33%	0
2003	9.087824	5.594877	-38.44%	0
2002	6.907048	9.087824	31.57%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.163293	3.781083	-9.18%	0
2010	5.852042	4.163293	-28.86%	0
2009	8.866699	5.852042	-34.00%	0
2008	7.233712	8.866699	22.57%	0
2007	6.984516	7.233712	3.57%	0
2006	8.069709	6.984516	-13.45%	0
2005	8.467408	8.069709	-4.70%	0
2004*	10.000000	8.467408	-15.33%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.022561	4.490854	-10.59%	0
2010	6.152959	5.022561	-18.37%	0
2009	8.639645	6.152959	-28.78%	0
2008	6.311758	8.639645	36.88%	0
2007	6.368754	6.311758	-0.89%	0
2006	7.004160	6.368754	-9.07%	0
2005	7.180328	7.004160	-2.45%	0
2004	8.134957	7.180328	-11.73%	0
2003	10.838800	8.134957	-24.95%	1,216
2002	9.064310	10.838800	19.58%	0

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.091623	7.048663	-30.15%	0
2010	8.870872	10.091623	13.76%	0
2009	7.296853	8.870872	21.57%	1,082
2008	11.075242	7.296853	-34.12%	1,540
2007	12.693451	11.075242	-12.75%	71,413
2006	12.281567	12.693451	3.35%	55,479
2005	10.381104	12.281567	18.31%	51,809
2004	9.571838	10.381104	8.45%	0
2003	7.075494	9.571838	35.28%	0
2002	8.589436	7.075494	-17.63%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.798015	14.903560	0.71%	0
2010	11.549153	14.798015	28.13%	0
2009	8.593118	11.549153	34.40%	279,856
2008	17.172820	8.593118	-49.96%	629
2007	17.926408	17.172820	-4.20%	226,946
2006	14.769394	17.926408	21.38%	257,894
2005	15.793101	14.769394	-6.48%	178,785
2004	12.970891	15.793101	21.76%	320,658
2003	9.781989	12.970891	32.60%	122,038
2002	11.674489	9.781989	-16.21%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.367370	16.684795	-9.16%	0
2010	13.583688	18.367370	35.22%	0
2009	9.067671	13.583688	49.80%	0
2008	20.425438	9.067671	-55.61%	1,067
2007	20.059320	20.425438	1.83%	1,569
2006	18.472450	20.059320	8.59%	0
2005	16.473209	18.472450	12.14%	87,323
2004	13.719900	16.473209	20.07%	55,960
2003	9.156127	13.719900	49.84%	42,618
2002	12.327464	9.156127	-25.73%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.694045	9.465166	-2.36%	0
2010	7.203378	9.694045	34.58%	0
2009	3.364415	7.203378	114.10%	3,013
2008	12.491827	3.364415	-73.07%	5,170
2007	9.913167	12.491827	26.01%	0
2006	9.616600	9.913167	3.08%	0
2005	10.088238	9.616600	-4.68%	0
2004	8.985900	10.088238	12.27%	594
2003	4.601731	8.985900	95.27%	0
2002	15.332359	4.601731	-69.99%	0

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.810825	14.875366	0.44%	0
2010	12.716191	14.810825	16.47%	0
2009	8.510490	12.716191	49.42%	62,551
2008	14.905349	8.510490	-42.90%	61
2007	12.870524	14.905349	15.81%	106
2006	12.377923	12.870524	3.98%	0
2005	12.452858	12.377923	-0.60%	0
2004	11.585302	12.452858	7.49%	185,636
2003	8.104555	11.585302	42.95%	0
2002	13.483793	8.104555	-39.89%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.167984	8.907222	-2.84%	0
2010	7.774187	9.167984	17.93%	0
2009	5.836347	7.774187	33.20%	315,210
2008	13.042464	5.836347	-55.25%	575,983
2007	13.121564	13.042464	-0.60%	784,992
2006	11.190856	13.121564	17.25%	588,364
2005	10.949603	11.190856	2.20%	883,066
2004	9.717894	10.949603	12.67%	246,081
2003	7.102324	9.717894	36.83%	184
2002	11.241481	7.102324	-36.82%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.610287	23.567077	-25.44%	0
2010	23.288844	31.610287	35.73%	0
2009	15.875056	23.288844	46.70%	156,649
2008	26.288279	15.875056	-39.61%	222,021
2007	22.371337	26.288279	17.51%	154,901
2006	18.741109	22.371337	19.37%	5,574
2005	15.770401	18.741109	18.84%	197,651
2004	18.701786	15.770401	-15.67%	191,867
2003	13.502243	18.701786	38.51%	49,771
2002	9.434653	13.502243	43.11%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.463414	15.545334	0.53%	0
2010	12.598035	15.463414	22.74%	0
2009	10.231086	12.598035	23.13%	355,596
2008	17.835568	10.231086	-42.64%	127,433
2007	22.435334	17.835568	-20.50%	278,737
2006	17.458045	22.435334	28.51%	340,721
2005	16.574329	17.458045	5.33%	162,246
2004	13.015584	16.574329	27.34%	0
2003	10.160749	13.015584	28.10%	0
2002	10.453345	10.160749	-2.80%	0

Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.460901	14.968788	3.51%	0
2010	11.755574	14.460901	23.01%	0
2009	8.291784	11.755574	41.77%	241,476
2008	12.580358	8.291784	-34.09%	403,523
2007	14.644585	12.580358	-14.10%	23,885
2006	13.533485	14.644585	8.21%	297,683
2005	13.051716	13.533485	3.69%	213,796
2004	12.063817	13.051716	8.19%	281,887
2003	9.072466	12.063817	32.97%	65,274
2002	11.819492	9.072466	-23.24%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.119260	13.051566	-13.68%	0
2010	11.157633	15.119260	35.51%	0
2009	8.514370	11.157633	31.04%	6,665
2008	17.811003	8.514370	-52.20%	1,127
2007	19.430220	17.811003	-8.33%	11,620
2006	16.355347	19.430220	18.80%	9,970
2005	16.010369	16.355347	2.15%	0
2004	13.008908	16.010369	23.07%	482
2003	8.055476	13.008908	61.49%	45,048
2002	12.695275	8.055476	-36.55%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.378286	6.966680	-5.58%	0
2010	5.982232	7.378286	23.34%	0
2009	4.157599	5.982232	43.89%	0
2008	13.211896	4.157599	-68.53%	0
2007	13.359751	13.211896	-1.11%	0
2006	10.986430	13.359751	21.60%	1,922
2005	10.809996	10.986430	1.63%	0
2004	9.407160	10.809996	14.91%	0
2003	6.176167	9.407160	52.31%	0
2002	11.636984	6.176167	-46.93%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.595688	11.274900	-2.77%	0
2010	9.434433	11.595688	22.91%	0
2009	6.518423	9.434433	44.73%	127,892
2008	11.020252	6.518423	-40.85%	62,233
2007	10.686901	11.020252	3.12%	2,838
2006	10.313883	10.686901	3.62%	40,059
2005	10.308814	10.313883	0.05%	0
2004*	10.000000	10.308814	3.09%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.877274	10.353889	-4.81%	0
2010	9.196758	10.877274	18.27%	0
2009	6.185450	9.196758	48.68%	125,689
2008	12.255792	6.185450	-49.53%	61,247
2007	13.176113	12.255792	-6.98%	1,392
2006	11.391363	13.176113	15.67%	199,230
2005	11.121811	11.391363	2.42%	0
2004*	10.000000	11.121811	11.22%	0

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.021629	15.646184	-2.34%	0
2010	12.293359	16.021629	30.33%	0
2009	7.974849	12.293359	54.15%	183,199
2008	12.705603	7.974849	-37.23%	10,021
2007	11.919075	12.705603	6.60%	3,028
2006	11.756991	11.919075	1.38%	346
2005	10.729638	11.756991	9.57%	0
2004*	10.000000	10.729638	7.30%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.037392	11.899694	-8.73%	0
2010	11.040256	13.037392	18.09%	0
2009	7.234142	11.040256	52.61%	116,980
2008	13.055893	7.234142	-44.59%	2,532
2007	13.959516	13.055893	-6.47%	289
2006	12.129077	13.959516	15.09%	92,620
2005	11.390334	12.129077	6.49%	0
2004*	10.000000	11.390334	13.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.028429	13.257612	1.76%	0
2010	10.569040	13.028429	23.27%	0
2009	8.025532	10.569040	31.69%	1,681
2008	12.430695	8.025532	-35.44%	54,893
2007	12.660589	12.430695	-1.82%	2,430
2006	11.954773	12.660589	5.90%	25,652
2005	11.451026	11.954773	4.40%	0
2004*	10.000000	11.451026	14.51%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.881730	10.577057	-10.98%	0
2010	9.661958	11.881730	22.97%	0
2009	6.057317	9.661958	59.51%	2,254
2008	10.906455	6.057317	-44.46%	68,946
2007	13.932825	10.906455	-21.72%	290
2006	11.889543	13.932825	17.19%	47,142
2005	11.670239	11.889543	1.88%	168
2004*	10.000000	11.670239	16.70%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.370628	5.995769	-5.88%	0
2010	6.786609	6.370628	-6.13%	0
2009	8.203248	6.786609	-17.27%	0
2008	7.905343	8.203248	3.77%	86,435
2007	9.025677	7.905343	-12.41%	0
2006	10.273035	9.025677	-12.14%	0
2005*	10.000000	10.273035	2.73%	0

Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.010600	11.613186	-10.74%	0
2010	11.813808	13.010600	10.13%	0
2009	7.723534	11.813808	52.96%	281,832
2008	14.393818	7.723534	-46.34%	0
2007	13.266988	14.393818	8.49%	149,381
2006	12.745057	13.266988	4.10%	59,605
2005	12.573609	12.745057	1.36%	103,285
2004	12.645658	12.573609	-0.57%	38,082
2003	7.973888	12.645658	58.59%	118,522
2002	13.322594	7.973888	-40.15%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.490003	7.143913	-15.86%	0
2010	7.542277	8.490003	12.57%	0
2009	5.962467	7.542277	26.50%	350
2008	11.096779	5.962467	-46.27%	990
2007	10.336207	11.096779	7.36%	382,691
2006	8.797775	10.336207	17.49%	403,348
2005	8.846576	8.797775	-0.55%	365,220
2004	7.986871	8.846576	10.76%	573,524
2003	6.077886	7.986871	31.41%	77,190
2002	10.234568	6.077886	-40.61%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.636344	13.661849	-12.63%	0
2010	12.814087	15.636344	22.02%	0
2009	11.105055	12.814087	15.39%	0
2008	15.115397	11.105055	-26.53%	380,198
2007	16.853550	15.115397	-10.31%	69,190
2006	15.965358	16.853550	5.56%	233,516
2005	14.970685	15.965358	6.64%	235,605
2004	12.382804	14.970685	20.90%	398,733
2003	10.452829	12.382804	18.46%	50,489
2002	12.040283	10.452829	-13.18%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.214325	11.676615	14.32%	0
2010	9.721846	10.214325	5.07%	0
2009	8.690914	9.721846	11.86%	394
2008	12.554270	8.690914	-30.77%	634,363
2007	11.316669	12.554270	10.94%	400,805
2006	9.516674	11.316669	18.91%	370,038
2005	8.755779	9.516674	8.69%	263,616
2004	7.592655	8.755779	15.32%	12,501
2003	6.159426	7.592655	23.27%	103,654
2002	9.328341	6.159426	-33.97%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.846973	10.270156	-5.32%	0
2010	11.690154	10.846973	-7.21%	0
2009	11.155435	11.690154	4.79%	0
2008	12.930816	11.155435	-13.73%	3
2007	11.137632	12.930816	16.10%	0
2006	9.706970	11.137632	14.74%	0
2005*	10.000000	9.706970	-2.93%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.288147	2.88%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.272319	-17.28%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.863948	-11.36%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.673251	-23.27%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.582561	-4.17%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.056213	-9.44%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.607107	6.07%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.232099	11.379177	1.31%	0
2010	10.015185	11.232099	12.15%	0
2009	8.631567	10.015185	16.03%	0
2008	13.430873	8.631567	-35.73%	0
2007	13.680651	13.430873	-1.83%	0
2006	11.891626	13.680651	15.04%	0
2005	11.567145	11.891626	2.81%	0
2004	10.419354	11.567145	11.02%	0
2003	8.198299	10.419354	27.09%	0
2002*	10.000000	8.198299	-18.02%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.407270	10.334697	-0.70%	0
2010	9.123244	10.407270	14.07%	0
2009	6.901971	9.123244	32.18%	0
2008	12.012868	6.901971	-42.55%	0
2007	10.102629	12.012868	18.91%	0
2006	10.630709	10.102629	-4.97%	0
2005	10.589935	10.630709	0.39%	0
2004	9.737818	10.589935	8.75%	0
2003	7.933171	9.737818	22.75%	0
2002*	10.000000	7.933171	-20.67%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.980468	12.883146	-0.75%	0
2010	11.648005	12.980468	11.44%	0
2009	9.891210	11.648005	17.76%	0
2008	13.749207	9.891210	-28.06%	0
2007	14.753572	13.749207	-6.81%	0
2006	12.654978	14.753572	16.58%	0
2005	12.262457	12.654978	3.20%	0
2004	10.916169	12.262457	12.33%	0
2003	8.615479	10.916169	26.70%	0
2002*	10.000000	8.615479	-13.85%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.588024	10.024416	-5.32%	0
2010*	10.000000	10.588024	5.88%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.807982	10.133973	-14.18%	0
2010*	10.000000	11.807982	18.08%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.069181	-9.31%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.278499	14.593279	-4.48%	0
2010	13.297368	15.278499	14.90%	0
2009	9.991126	13.297368	33.09%	0
2008	17.744262	9.991126	-43.69%	0
2007	15.398430	17.744262	15.23%	0
2006	14.064950	15.398430	9.48%	0
2005	12.268856	14.064950	14.64%	0
2004	10.844805	12.268856	13.13%	0
2003	8.611209	10.844805	25.94%	0
2002*	10.000000	8.611209	-13.89%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.223857	11.105533	-1.05%	0
2010	9.941928	11.223857	12.89%	0
2009	7.787172	9.941928	27.67%	0
2008	13.861107	7.787172	-43.82%	0
2007	13.932265	13.861107	-0.51%	0
2006	11.827346	13.932265	17.80%	0
2005	11.397934	11.827346	3.77%	0
2004	10.435074	11.397934	9.23%	0
2003	8.162769	10.435074	27.84%	0
2002*	10.000000	8.162769	-18.37%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.480320	10.295035	-1.77%	0
2010	8.612087	10.480320	21.69%	0
2009	6.849263	8.612087	25.74%	0
2008	13.231175	6.849263	-48.23%	0
2007	10.633544	13.231175	24.43%	0
2006	10.153974	10.633544	4.72%	0
2005	9.793476	10.153974	3.68%	0
2004	9.665457	9.793476	1.32%	0
2003	7.424594	9.665457	30.18%	0
2002*	10.000000	7.424594	-25.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387882	10.049069	-3.26%	0
2010*	10.000000	10.387882	3.88%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.374571	9.756436	-5.96%	0
2010*	10.000000	10.374571	3.75%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.160645	9.853226	-3.03%	0
2010*	10.000000	10.160645	1.61%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.111589	9.656273	-4.50%	0
2010*	10.000000	10.111589	1.12%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.550896	9.095330	-4.77%	0
2010	9.780588	9.550896	-2.35%	0
2009	9.870577	9.780588	-0.91%	0
2008*	10.000000	9.870577	-1.29%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.695786	8.830937	-8.92%	0
2010	8.571093	9.695786	13.12%	0
2009	6.257781	8.571093	36.97%	65,270
2008	11.192045	6.257781	-44.09%	73,536
2007	10.013370	11.192045	11.77%	22,091
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.431379	9.241016	-2.02%	0
2010	8.649077	9.431379	9.04%	0
2009	7.181403	8.649077	20.44%	15,480
2008	10.453026	7.181403	-31.30%	16,379
2007	10.016651	10.453026	4.36%	5,635
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.109639	8.573671	-5.88%	0
2010	8.151010	9.109639	11.76%	0
2009	6.109353	8.151010	33.42%	41,888
2008	10.746557	6.109353	-43.15%	47,057
2007*	10.000000	10.746557	7.47%	13,950
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.768527	8.528460	-12.69%	0
2010*	10.000000	9.768527	-2.31%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.548863	8.695929	-8.93%	0
2010*	10.000000	9.548863	-4.51%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.688786	7.800512	-10.22%	0
2010	9.167702	8.688786	-5.22%	0
2009	9.721228	9.167702	-5.69%	17,553
2008*	10.000000	9.721228	-2.79%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.516270	8.650505	1.58%	0
2010	8.163262	8.516270	4.32%	0
2009	8.590803	8.163262	-4.98%	30,209
2008	10.757879	8.590803	-20.14%	28,840
2007	10.546083	10.757879	2.01%	49,566
2006	10.064892	10.546083	4.78%	38,507
2005*	10.000000	10.064892	0.65%	0

Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.490333	11.466816	-8.19%	0
2010	11.431359	12.490333	9.26%	0
2010	11.431359	12.490333	9.26%	0
2009	9.140225	11.431359	25.07%	21,290
2009	9.140225	11.431359	25.07%	21,290
2008	15.698090	9.140225	-41.77%	14,128
2008	15.698090	9.140225	-41.77%	14,128
2007	13.018100	15.698090	20.59%	4,088
2007	13.018100	15.698090	20.59%	4,088
2006	11.894986	13.018100	9.44%	2,065
2006	11.894986	13.018100	9.44%	2,065
2005	10.646498	11.894986	11.73%	0
2005	10.646498	11.894986	11.73%	0
2004	9.787430	10.646498	8.78%	0
2004	9.787430	10.646498	8.78%	0
2003	7.668746	9.787430	27.63%	0
2003	7.668746	9.787430	27.63%	0
2002*	10.000000	7.668746	-23.31%	0
2002*	10.000000	7.668746	-23.31%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.408790	9.490014	-8.83%	0
2010*	10.000000	10.408790	4.09%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.440693	-5.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.298590	-7.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.521683	12.771472	1.99%	0
2010	11.262471	12.521683	11.18%	0
2009	7.847017	11.262471	43.53%	0
2008	11.108022	7.847017	-29.36%	0
2007	10.959740	11.108022	1.35%	0
2006	10.085460	10.959740	8.67%	0
2005*	10.000000	10.085460	0.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.710578	9.852252	-8.01%	0
2010*	10.000000	10.710578	7.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.440151	10.119842	-3.07%	0
2010*	10.000000	10.440151	4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.558707	10.016614	-5.13%	0
2010*	10.000000	10.558707	5.59%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.256085	10.219191	-0.36%	0
2010*	10.000000	10.256085	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.492817	10.069082	-4.04%	0
2010*	10.000000	10.492817	4.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.624057	9.950849	-6.34%	0
2010*	10.000000	10.624057	6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377565	10.168776	-2.01%	0
2010*	10.000000	10.377565	3.78%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.230772	2.31%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.238507	8.569461	-23.75%	0
2010*	10.000000	11.238507	12.39%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.023437	13.725090	5.39%	0
2010	12.649438	13.023437	2.96%	0
2009	12.537009	12.649438	0.90%	0
2008	11.845089	12.537009	5.84%	0
2007	11.252150	11.845089	5.27%	0
2006	11.081257	11.252150	1.54%	0
2005	10.930534	11.081257	1.38%	0
2004	10.773123	10.930534	1.46%	0
2003	10.737945	10.773123	0.33%	0
2002*	10.000000	10.737945	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.340137	11.647216	-5.62%	0
2010	10.962750	12.340137	12.56%	0
2009	8.760544	10.962750	25.14%	0
2008	14.128405	8.760544	-37.99%	0
2007	13.571714	14.128405	4.10%	0
2006	11.813983	13.571714	14.88%	0
2005	11.137886	11.813983	6.07%	0
2004*	10.000000	11.137886	11.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.370150	10.277916	-0.89%	0
2010*	10.000000	10.370150	3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.471542	10.187419	-2.71%	0
2010*	10.000000	10.471542	4.72%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.656711	11.790039	1.14%	0
2010	11.199984	11.656711	4.08%	0
2009	10.434662	11.199984	7.33%	0
2008	11.319543	10.434662	-7.82%	0
2007	10.929084	11.319543	3.57%	0
2006	10.480500	10.929084	4.28%	0
2005	10.317180	10.480500	1.58%	0
2004*	10.000000	10.317180	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.181786	11.964378	-1.78%	0
2010	11.184456	12.181786	8.92%	0
2009	9.536067	11.184456	17.29%	0
2008	12.665626	9.536067	-24.71%	0
2007	12.196734	12.665626	3.84%	0
2006	11.138644	12.196734	9.50%	0
2005	10.745403	11.138644	3.66%	0
2004*	10.000000	10.745403	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.372499	11.895765	-3.85%	0
2010	11.152220	12.372499	10.94%	0
2009	9.133959	11.152220	22.10%	0
2008	13.550302	9.133959	-32.59%	0
2007	12.992901	13.550302	4.29%	0
2006	11.542947	12.992901	12.56%	0
2005	10.963431	11.542947	5.29%	0
2004*	10.000000	10.963431	9.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.015772	12.061606	0.38%	0
2010	11.275297	12.015772	6.57%	0
2009	10.011330	11.275297	12.63%	0
2008	11.991565	10.011330	-16.51%	0
2007	11.534974	11.991565	3.96%	0
2006	10.830692	11.534974	6.50%	0
2005	10.533076	10.830692	2.83%	0
2004*	10.000000	10.533076	5.33%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.815517	9.644219	-1.75%	0
2010	9.990331	9.815517	-1.75%	0
2009*	10.000000	9.990331	-0.10%	147,695
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.119146	9.873525	-11.20%	0
2010*	10.000000	11.119146	11.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.592265	8.700394	-17.86%	0
2010*	10.000000	10.592265	5.92%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.742054	10.213272	-4.92%	0
2010*	10.000000	10.742054	7.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.240176	9.448322	-7.73%	0
2010*	10.000000	10.240176	2.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.284051	14.381937	-5.90%	0
2010	12.266347	15.284051	24.60%	0
2009*	10.000000	12.266347	22.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.198691	10.513343	-6.12%	0
2010*	10.000000	11.198691	11.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.753408	10.320327	-4.03%	0
2010*	10.000000	10.753408	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.918191	9.681451	-2.39%	0
2010	8.049387	9.918191	23.22%	0
2009	6.418995	8.049387	25.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.857543	12.912557	-6.82%	0
2010	11.143717	13.857543	24.35%	0
2009	8.978435	11.143717	24.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.302259	14.201226	-7.20%	0
2010	12.424956	15.302259	23.16%	0
2009	9.386313	12.424956	32.37%	0
2008	15.449916	9.386313	-39.25%	0
2007	15.401575	15.449916	0.31%	0
2006	13.987551	15.401575	10.11%	0
2005	12.675950	13.987551	10.35%	0
2004	10.836272	12.675950	16.98%	0
2003	7.822737	10.836272	38.52%	0
2002*	10.000000	7.822737	-21.77%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.855462	10.749707	-0.97%	0
2010	9.736946	10.855462	11.49%	0
2009	7.855133	9.736946	23.96%	0
2008	13.677372	7.855133	-42.57%	0
2007	12.864755	13.677372	6.32%	0
2006	11.514838	12.864755	11.72%	0
2005	10.916814	11.514838	5.48%	0
2004	10.116225	10.916814	7.91%	0
2003	8.076692	10.116225	25.25%	0
2002*	10.000000	8.076692	-19.23%	0

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.925807	-0.74%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.506662	-4.93%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.217696	11.098744	-9.16%	0
2010*	10.000000	12.217696	22.18%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.568095	11.028540	4.36%	0
2010*	10.000000	10.568095	5.68%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.858200	11.566598	6.52%	0
2010*	10.000000	10.858200	8.58%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.854168	11.459871	5.58%	0
2010*	10.000000	10.854168	8.54%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.559719	10.710944	1.43%	0
2010*	10.000000	10.559719	5.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.793827	-2.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.973762	-0.26%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.169327	8.382538	-24.95%	0
2010*	10.000000	11.169327	11.69%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.789671	10.386055	-3.74%	0
2010*	10.000000	10.789671	7.90%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.855479	10.958712	0.95%	0
2010*	10.000000	10.855479	8.55%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.086331	7.951926	-28.27%	0
2010*	10.000000	11.086331	10.86%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.438350	-25.62%	0

ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.696038	-23.04%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.947898	8.010528	-10.48%	0
2010*	10.000000	8.947898	-10.52%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.324880	-6.75%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.339696	10.159205	-1.75%	0
2010*	10.000000	10.339696	3.40%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.856557	-1.43%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.607580	-3.92%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.979911	8.662338	-21.11%	0
2010*	10.000000	10.979911	9.80%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.565411	9.458417	-10.48%	0
2010*	10.000000	10.565411	5.65%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.249798	-17.50%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.572884	-4.27%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.705630	-12.94%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.829283	9.114304	-15.84%	0
2010*	10.000000	10.829283	8.29%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.432486	-15.68%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.898039	7.121705	-19.96%	0
2010*	10.000000	8.898039	-11.02%	0

ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.743145	10.709141	-0.32%	0
2010*	10.000000	10.743145	7.43%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.037482	11.088303	0.46%	0
2010*	10.000000	11.037482	10.37%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.363534	3.64%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.258247	-17.42%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.247477	-7.53%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.778709	5.390672	-38.59%	0
2010*	10.000000	8.778709	-12.21%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.784774	-12.15%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.308982	9.034298	8.73%	0
2010*	10.000000	8.308982	-16.91%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.512373	8.514566	0.03%	0
2010*	10.000000	8.512373	-14.88%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.648060	7.606884	-12.04%	0
2010*	10.000000	8.648060	-13.52%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.248065	-7.52%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.489707	-5.10%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.502981	14.809899	41.01%	0
2010*	10.000000	10.502981	5.03%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.348575	11.017184	-2.92%	0
2010*	10.000000	11.348575	13.49%	0

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.359283	5.627178	-23.54%	0
2010*	10.000000	7.359283	-26.41%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.783634	7.84%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.666536	5.093899	-23.59%	0
2010	6.002573	6.666536	11.06%	0
2009	6.326904	6.002573	-5.13%	24
2008	10.945784	6.326904	-42.20%	212,797
2007	15.279864	10.945784	-28.36%	7,797
2006	13.979180	15.279864	9.30%	71,469
2005	14.632010	13.979180	-4.46%	70,857
2004	12.979875	14.632010	12.73%	117,821
2003	10.028014	12.979875	29.44%	98,949
2002	10.287094	10.028014	-2.52%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.092461	19.775171	-17.92%	0
2010	19.357778	24.092461	24.46%	0
2009	12.673921	19.357778	52.74%	77,358
2008	23.626148	12.673921	-46.36%	20
2007	17.951702	23.626148	31.61%	90,020
2006	14.939665	17.951702	20.16%	109,157
2005	14.614794	14.939665	2.22%	79,121
2004	12.310445	14.614794	18.72%	218,830
2003	9.531117	12.310445	29.16%	25,578
2002	11.118497	9.531117	-14.28%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.874448	10.729524	8.66%	0
2010	9.078669	9.874448	8.77%	0
2009	7.808342	9.078669	16.27%	0
2008	9.008436	7.808342	-13.32%	219,378
2007	8.782939	9.008436	2.57%	0
2006	9.246319	8.782939	-5.01%	0
2005	8.503391	9.246319	8.74%	140,720
2004	8.560772	8.503391	-0.67%	0
2003	6.131012	8.560772	39.63%	53,858
2002	11.419376	6.131012	-46.31%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.342041	4.900009	-8.27%	0
2010	5.033012	5.342041	6.14%	0
2009	4.591801	5.033012	9.61%	30,830
2008	9.168615	4.591801	-49.92%	41,944
2007	7.123331	9.168615	28.71%	106,311
2006	8.827861	7.123331	-19.31%	85,614
2005*	10.000000	8.827861	-11.72%	96,715

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.324808	18.247338	11.78%	0
2010	14.167026	16.324808	15.23%	0
2009	12.105083	14.167026	17.03%	54,546
2008	16.082602	12.105083	-24.73%	122,888
2007	14.737767	16.082602	9.13%	122,242
2006	12.773643	14.737767	15.38%	84,698
2005	13.052214	12.773643	-2.13%	91,285
2004	11.724802	13.052214	11.32%	129,721
2003	9.793045	11.724802	19.73%	32,022
2002	10.340455	9.793045	-5.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.563687	9.178841	7.18%	0
2010	6.996044	8.563687	22.41%	0
2009	5.202523	6.996044	34.47%	0
2008	13.831884	5.202523	-62.39%	2,094
2007	13.018438	13.831884	6.25%	0
2006	10.149649	13.018438	28.26%	0
2005	10.738791	10.149649	-5.49%	0
2004*	10.000000	10.738791	7.39%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.059746	6.613260	-17.95%	0
2010	7.487780	8.059746	7.64%	0
2009	4.434806	7.487780	68.84%	120,222
2008	9.048083	4.434806	-50.99%	4,928
2007	9.446033	9.048083	-4.21%	9,433
2006	9.380722	9.446033	0.70%	11,685
2005	9.191433	9.380722	2.06%	71,913
2004	11.990765	9.191433	-23.35%	457
2003	7.186301	11.990765	66.86%	14,500
2002	14.124180	7.186301	-49.12%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.725865	21.023045	-7.49%	0
2010	19.428599	22.725865	16.97%	0
2009	14.277805	19.428599	36.08%	33,073
2008	26.929811	14.277805	-46.98%	56
2007	20.577221	26.929811	30.87%	82,765
2006	18.711128	20.577221	9.97%	84,504
2005	13.745445	18.711128	36.13%	143,579
2004	10.576771	13.745445	29.96%	228,711
2003	8.751101	10.576771	20.86%	99,077
2002	10.298184	8.751101	-15.02%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.968202	24.034616	-10.88%	0
2010	21.776063	26.968202	23.84%	0
2009	13.646126	21.776063	59.58%	39,606
2008	32.761316	13.646126	-58.35%	725
2007	24.324151	32.761316	34.69%	57,075
2006	22.307041	24.324151	9.04%	2,373
2005	15.308761	22.307041	45.71%	89,810
2004	11.650465	15.308761	31.40%	4,188
2003	10.937823	11.650465	6.52%	0
2002	12.661711	10.937823	-13.61%	0

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.541053	7.955298	-16.62%	0
2010	10.883700	9.541053	-12.34%	0
2009	8.166270	10.883700	33.28%	39,419
2008	18.414311	8.166270	-55.65%	0
2007	16.578651	18.414311	11.07%	33,644
2006	13.028402	16.578651	27.25%	52,297
2005	12.467433	13.028402	4.50%	39,004
2004	10.924671	12.467433	14.12%	73,546
2003	7.771295	10.924671	40.58%	44,938
2002	11.040497	7.771295	-29.61%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.970239	6.662253	-16.41%	0
2010	7.093240	7.970239	12.36%	0
2009	6.032373	7.093240	17.59%	121,168
2008	11.818136	6.032373	-48.96%	128
2007	14.815625	11.818136	-20.23%	30,047
2006	12.917513	14.815625	14.69%	181,848
2005	12.717267	12.917513	1.57%	175,937
2004	11.051949	12.717267	15.07%	269,972
2003	8.724984	11.051949	26.67%	47,967
2002	10.459891	8.724984	-16.59%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.069322	18.168275	39.01%	0
2010	12.081546	13.069322	8.18%	0
2009	17.962441	12.081546	-32.74%	29,696
2008	12.623781	17.962441	42.29%	86,623
2007	11.709678	12.623781	7.81%	118,150
2006	12.305342	11.709678	-4.84%	192,960
2005	11.630051	12.305342	5.81%	63,645
2004	10.923592	11.630051	6.47%	45,992
2003	11.238629	10.923592	-2.80%	23,696
2002	9.645653	11.238629	16.51%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.210590	11.531159	2.86%	0
2010	10.686821	11.210590	4.90%	0
2009	8.726307	10.686821	22.47%	69,890
2008	11.820268	8.726307	-26.18%	149,904
2007	11.348245	11.820268	4.16%	110,592
2006	10.988105	11.348245	3.28%	112,643
2005	10.107378	10.988105	8.71%	231,746
2004	9.684614	10.107378	4.37%	155,680
2003	7.595648	9.684614	27.50%	86,959
2002	9.824590	7.595648	-22.69%	0

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.981457	14.695436	-13.46%	0
2010	14.310915	16.981457	18.66%	0
2009	8.782235	14.310915	62.95%	122,314
2008	16.216111	8.782235	-45.84%	1,324
2007	14.953063	16.216111	8.45%	99,006
2006	13.872861	14.953063	7.79%	0
2005	14.316244	13.872861	-3.10%	89,662
2004	12.575132	14.316244	13.85%	238,745
2003	7.785416	12.575132	61.52%	67,312
2002	13.985596	7.785416	-44.33%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.534164	2.532293	-28.35%	0
2010	5.160296	3.534164	-31.51%	0
2009	9.489491	5.160296	-45.62%	0
2008	6.004981	9.489491	58.03%	0
2007	6.716255	6.004981	-10.59%	0
2006	8.737636	6.716255	-23.13%	0
2005	8.750543	8.737636	-0.15%	0
2004*	10.000000	8.750543	-12.49%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.505673	3.762881	-31.65%	0
2010	6.426981	5.505673	-14.34%	0
2009	5.478076	6.426981	17.32%	0
2008	7.989370	5.478076	-31.43%	0
2007	8.516841	7.989370	-6.19%	0
2006	8.018165	8.516841	6.22%	0
2005	8.611783	8.018165	-6.89%	0
2004	9.811675	8.611783	-12.23%	0
2003*	10.000000	9.811675	-1.88%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.405232	4.010857	-8.95%	0
2010	6.001573	4.405232	-26.60%	0
2009	9.438177	6.001573	-36.41%	0
2008	7.146365	9.438177	32.07%	36,717
2007	7.421661	7.146365	-3.71%	0
2006	7.853988	7.421661	-5.50%	0
2005	8.703778	7.853988	-9.76%	0
2004*	10.000000	8.703778	-12.96%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.693746	2.380019	-11.65%	0
2010	3.482401	2.693746	-22.65%	0
2009	5.915231	3.482401	-41.13%	0
2008	4.067227	5.915231	45.44%	0
2007	4.666558	4.067227	-12.84%	0
2006	4.816989	4.666558	-3.12%	0
2005	4.841040	4.816989	-0.50%	0
2004	5.588483	4.841040	-13.37%	0
2003	9.082071	5.588483	-38.47%	0
2002	6.906174	9.082071	31.51%	0

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.149196	3.766370	-9.23%	0
2010	5.835203	4.149196	-28.89%	0
2009	8.845689	5.835203	-34.03%	0
2008	7.220235	8.845689	22.51%	0
2007	6.975070	7.220235	3.51%	0
2006	8.062902	6.975070	-13.49%	0
2005	8.464556	8.062902	-4.75%	0
2004*	10.000000	8.464556	-15.35%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.998961	4.467480	-10.63%	0
2010	6.127177	4.998961	-18.41%	0
2009	8.607834	6.127177	-28.82%	0
2008	6.291710	8.607834	36.81%	0
2007	6.351769	6.291710	-0.95%	0
2006	6.989032	6.351769	-9.12%	0
2005	7.168465	6.989032	-2.50%	0
2004	8.125642	7.168465	-11.78%	1,312
2003	10.831927	8.125642	-24.98%	1,046
2002	9.063166	10.831927	19.52%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.044264	7.012013	-30.19%	0
2010	8.833730	10.044264	13.70%	0
2009	7.269989	8.833730	21.51%	1,589
2008	11.040092	7.269989	-34.15%	1,827
2007	12.659656	11.040092	-12.79%	16,818
2006	12.255089	12.659656	3.30%	22,074
2005	10.363986	12.255089	18.25%	44,044
2004	9.560906	10.363986	8.40%	0
2003	7.070989	9.560906	35.21%	0
2002	8.588351	7.070989	-17.67%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.728585	14.826115	0.66%	0
2010	11.500810	14.728585	28.07%	0
2009	8.561495	11.500810	34.33%	73,437
2008	17.118361	8.561495	-49.99%	16
2007	17.878693	17.118361	-4.25%	73,304
2006	14.737552	17.878693	21.31%	112,500
2005	15.767050	14.737552	-6.53%	78,778
2004	12.956075	15.767050	21.70%	170,249
2003	9.775786	12.956075	32.53%	76,090
2002	11.673030	9.775786	-16.25%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.281119	16.598001	-9.21%	0
2010	13.526774	18.281119	35.15%	0
2009	9.034283	13.526774	49.73%	0
2008	20.360638	9.034283	-55.63%	1,266
2007	20.005930	20.360638	1.77%	890
2006	18.432643	20.005930	8.54%	0
2005	16.446056	18.432643	12.08%	74,467
2004	13.704252	16.446056	20.01%	40,663
2003	9.150320	13.704252	49.77%	30,146
2002	12.325921	9.150320	-25.76%	0

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.648487	9.415908	-2.41%	0
2010	7.173174	9.648487	34.51%	0
2009	3.352009	7.173174	114.00%	4,426
2008	12.452150	3.352009	-73.08%	6,135
2007	9.886736	12.452150	25.95%	0
2006	9.595833	9.886736	3.03%	0
2005	10.071560	9.595833	-4.72%	0
2004	8.975613	10.071560	12.21%	0
2003	4.598796	8.975613	95.17%	0
2002	15.330438	4.598796	-70.00%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.741288	14.798012	0.38%	0
2010	12.662923	14.741288	16.41%	0
2009	8.479153	12.662923	49.34%	18,117
2008	14.858069	8.479153	-42.93%	11
2007	12.836269	14.858069	15.75%	12
2006	12.351245	12.836269	3.93%	0
2005	12.432335	12.351245	-0.65%	0
2004	11.572080	12.432335	7.43%	135,437
2003	8.099414	11.572080	42.88%	0
2002	13.482110	8.099414	-39.92%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.124900	8.860865	-2.89%	0
2010	7.741598	9.124900	17.87%	0
2009	5.814842	7.741598	33.14%	71,843
2008	13.001060	5.814842	-55.27%	86,481
2007	13.086601	13.001060	-0.65%	150,387
2006	11.166698	13.086601	17.19%	98,643
2005	10.931519	11.166698	2.15%	145,767
2004	9.706787	10.931519	12.62%	110,388
2003	7.097805	9.706787	36.76%	493
2002	11.240070	7.097805	-36.85%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.461847	23.444485	-25.48%	0
2010	23.191264	31.461847	35.66%	0
2009	15.816600	23.191264	46.63%	53,053
2008	26.204861	15.816600	-39.64%	69,039
2007	22.311775	26.204861	17.45%	61,330
2006	18.700697	22.311775	19.31%	2,585
2005	15.744375	18.700697	18.78%	103,788
2004	18.680432	15.744375	-15.72%	93,450
2003	13.493695	18.680432	38.44%	35,445
2002	9.433467	13.493695	43.04%	0

Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.390813	15.464494	0.48%	0
2010	12.545252	15.390813	22.68%	0
2009	10.193408	12.545252	23.07%	70,363
2008	17.778988	10.193408	-42.67%	1,555
2007	22.375616	17.778988	-20.54%	15,473
2006	17.420400	22.375616	28.44%	110,740
2005	16.546981	17.420400	5.28%	70,901
2004	13.000718	16.546981	27.28%	0
2003	10.154307	13.000718	28.03%	0
2002	10.452035	10.154307	-2.85%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.393020	14.890969	3.46%	0
2010	11.706342	14.393020	22.95%	0
2009	8.261254	11.706342	41.70%	63,436
2008	12.540419	8.261254	-34.12%	142,431
2007	14.605569	12.540419	-14.14%	8,040
2006	13.504282	14.605569	8.16%	125,645
2005	13.030158	13.504282	3.64%	94,892
2004	12.050012	13.030158	8.13%	140,454
2003	9.066699	12.050012	32.90%	42,225
2002	11.818011	9.066699	-23.28%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.048252	12.983667	-13.72%	0
2010	11.110878	15.048252	35.44%	0
2009	8.483025	11.110878	30.98%	4,138
2008	17.754514	8.483025	-52.22%	1,337
2007	19.378502	17.754514	-8.38%	2,212
2006	16.320098	19.378502	18.74%	3,600
2005	15.983965	16.320098	2.10%	0
2004	12.994059	15.983965	23.01%	0
2003	8.050364	12.994059	61.41%	31,865
2002	12.693684	8.050364	-36.58%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.343657	6.930461	-5.63%	0
2010	5.957173	7.343657	23.27%	0
2009	4.142293	5.957173	43.81%	0
2008	13.169984	4.142293	-68.55%	0
2007	13.324189	13.169984	-1.16%	0
2006	10.962738	13.324189	21.54%	0
2005	10.792157	10.962738	1.58%	0
2004	9.396405	10.792157	14.85%	0
2003	6.172242	9.396405	52.24%	0
2002	11.635529	6.172242	-46.95%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.556416	11.231015	-2.82%	0
2010	9.407264	11.556416	22.85%	0
2009	6.502965	9.407264	44.66%	81,039
2008	10.999739	6.502965	-40.88%	17,851
2007	10.672462	10.999739	3.07%	514
2006	10.305183	10.672462	3.56%	4,342
2005	10.305342	10.305183	0.00%	0
2004*	10.000000	10.305342	3.05%	0

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.840452	10.313590	-4.86%	0
2010	9.170283	10.840452	18.21%	0
2009	6.170774	9.170283	48.61%	79,021
2008	12.232972	6.170774	-49.56%	16,471
2007	13.158313	12.232972	-7.03%	203
2006	11.381746	13.158313	15.61%	119,062
2005	11.118065	11.381746	2.37%	0
2004*	10.000000	11.118065	11.18%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.967430	15.585349	-2.39%	0
2010	12.257987	15.967430	30.26%	0
2009	7.955958	12.257987	54.07%	113,585
2008	12.681965	7.955958	-37.27%	2,831
2007	11.902991	12.681965	6.54%	608
2006	11.747093	11.902991	1.33%	184
2005	10.726039	11.747093	9.52%	0
2004*	10.000000	10.726039	7.26%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.993280	11.853398	-8.77%	0
2010	11.008494	12.993280	18.03%	0
2009	7.216997	11.008494	52.54%	73,522
2008	13.031602	7.216997	-44.62%	224
2007	13.940670	13.031602	-6.52%	0
2006	12.118842	13.940670	15.03%	34,027
2005	11.386502	12.118842	6.43%	0
2004*	10.000000	11.386502	13.87%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.984353	13.206049	1.71%	0
2010	10.538622	12.984353	23.21%	0
2009	8.006508	10.538622	31.63%	850
2008	12.407568	8.006508	-35.47%	14,627
2007	12.643505	12.407568	-1.87%	488
2006	11.944695	12.643505	5.85%	1,155
2005	11.447181	11.944695	4.35%	0
2004*	10.000000	11.447181	14.47%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.841497	10.535887	-11.03%	0
2010	9.634133	11.841497	22.91%	0
2009	6.042947	9.634133	59.43%	1,125
2008	10.886145	6.042947	-44.49%	18,315
2007	13.914010	10.886145	-21.76%	0
2006	11.879516	13.914010	17.13%	6,019
2005	11.666318	11.879516	1.83%	0
2004*	10.000000	11.666318	16.66%	0

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.353648	5.976759	-5.93%	0
2010	6.771967	6.353648	-6.18%	0
2009	8.189717	6.771967	-17.31%	0
2008	7.896325	8.189717	3.72%	58,348
2007	9.019999	7.896325	-12.46%	0
2006	10.271779	9.019999	-12.19%	0
2005*	10.000000	10.271779	2.72%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.949527	11.552807	-10.79%	0
2010	11.764334	12.949527	10.07%	0
2009	7.695094	11.764334	52.88%	74,128
2008	14.348143	7.695094	-46.37%	119
2007	13.231652	14.348143	8.44%	85,349
2006	12.717563	13.231652	4.04%	27,561
2005	12.552857	12.717563	1.31%	71,890
2004	12.631212	12.552857	-0.62%	30,185
2003	7.968822	12.631212	58.51%	82,322
2002	13.320929	7.968822	-40.18%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.450139	7.106766	-15.90%	0
2010	7.510676	8.450139	12.51%	0
2009	5.940509	7.510676	26.43%	26
2008	11.061558	5.940509	-46.30%	26
2007	10.308665	11.061558	7.30%	124,067
2006	8.778790	10.308665	17.43%	172,701
2005	8.831977	8.778790	-0.60%	194,071
2004	7.977752	8.831977	10.71%	324,127
2003	6.074027	7.977752	31.34%	39,963
2002	10.233282	6.074027	-40.64%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.562917	13.590794	-12.67%	0
2010	12.760401	15.562917	21.96%	0
2009	11.064179	12.760401	15.33%	90
2008	15.067427	11.064179	-26.57%	133,325
2007	16.808670	15.067427	-10.36%	25,101
2006	15.930913	16.808670	5.51%	87,845
2005	14.945964	15.930913	6.59%	124,743
2004	12.368651	14.945964	20.84%	233,221
2003	10.446188	12.368651	18.40%	28,174
2002	12.038774	10.446188	-13.23%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.166384	11.615925	14.26%	0
2010	9.681140	10.166384	5.01%	0
2009	8.658931	9.681140	11.81%	75
2008	12.514440	8.658931	-30.81%	217,248
2007	11.286534	12.514440	10.88%	129,933
2006	9.496153	11.286534	18.85%	158,619
2005	8.741323	9.496153	8.64%	116,491
2004	7.583983	8.741323	15.26%	9,731
2003	6.155516	7.583983	23.21%	73,289
2002	9.327176	6.155516	-34.00%	0

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.818075	10.237588	-5.37%	0
2010	11.664954	10.818075	-7.26%	0
2009	11.137050	11.664954	4.74%	0
2008	12.916074	11.137050	-13.77%	0
2007	11.130624	12.916074	16.04%	0
2006	9.705779	11.130624	14.68%	0
2005*	10.000000	9.705779	-2.94%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.284673	2.85%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.269520	-17.30%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.860952	-11.39%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.670653	-23.29%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.579331	-4.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.050100	-9.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.599953	6.00%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.133396	11.267719	1.21%	0
2010	9.937279	11.133396	12.04%	0
2009	8.573140	9.937279	15.91%	0
2008	13.353591	8.573140	-35.80%	0
2007	13.615870	13.353591	-1.93%	0
2006	11.847334	13.615870	14.93%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.315806	10.233456	-0.80%	0
2010	9.052259	10.315806	13.96%	0
2009	6.855240	9.052259	32.05%	0
2008	11.943721	6.855240	-42.60%	0
2007	10.054767	11.943721	18.79%	0
2006	10.591091	10.054767	-5.06%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.866378	12.756937	-0.85%	0
2010	11.557378	12.866378	11.33%	0
2009	9.824239	11.557378	17.64%	0
2008	13.670064	9.824239	-28.13%	0
2007	14.683686	13.670064	-6.90%	0
2006	12.607820	14.683686	16.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.580890	10.007492	-5.42%	0
2010*	10.000000	10.580890	5.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.800014	10.116843	-14.26%	0
2010*	10.000000	11.800014	18.00%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.063050	-9.37%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.144216	14.450331	-4.58%	0
2010	13.193911	15.144216	14.78%	0
2009	9.923500	13.193911	32.96%	0
2008	17.642165	9.923500	-43.75%	0
2007	15.325498	17.642165	15.12%	0
2006	14.012547	15.325498	9.37%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.125178	10.996725	-1.15%	0
2010	9.864558	11.125178	12.78%	0
2009	7.734436	9.864558	27.54%	0
2008	13.781322	7.734436	-43.88%	0
2007	13.866278	13.781322	-0.61%	0
2006	11.783277	13.866278	17.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388165	10.194146	-1.87%	0
2010	8.545048	10.388165	21.57%	0
2009	6.802876	8.545048	25.61%	0
2008	13.155003	6.802876	-48.29%	0
2007	10.583157	13.155003	24.30%	0
2006	10.116142	10.583157	4.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.380882	10.032093	-3.36%	0
2010*	10.000000	10.380882	3.81%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.367565	9.739948	-6.05%	0
2010*	10.000000	10.367565	3.68%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.153784	9.836582	-3.12%	0
2010*	10.000000	10.153784	1.54%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.104762	9.639958	-4.60%	0
2010*	10.000000	10.104762	1.05%	0
Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.530950	9.067112	-4.87%	0
2010	9.770112	9.530950	-2.45%	0
2009	9.870053	9.770112	-1.01%	0
2008*	10.000000	9.870053	-1.30%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.655636	8.785442	-9.01%	0
2010	8.544298	9.655636	13.01%	0
2009	6.244568	8.544298	36.83%	0
2008	11.179816	6.244568	-44.14%	0
2007	10.012673	11.179816	11.66%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.392316	9.193387	-2.12%	0
2010	8.622026	9.392316	8.93%	0
2009	7.166236	8.622026	20.31%	0
2008	10.441595	7.166236	-31.37%	0
2007	10.015953	10.441595	4.25%	0

Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.075640	8.532986	-5.98%	0
2010	8.128865	9.075640	11.65%	0
2009	6.098960	8.128865	33.28%	0
2008	10.739246	6.098960	-43.21%	0
2007*	10.000000	10.739246	7.39%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.761934	8.514045	-12.78%	0
2010*	10.000000	9.761934	-2.38%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.542421	8.681240	-9.02%	0
2010*	10.000000	9.542421	-4.58%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.670672	7.776357	-10.31%	0
2010	9.157891	8.670672	-5.32%	0
2009	9.720715	9.157891	-5.79%	274
2008*	10.000000	9.720715	-2.79%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.472244	8.597044	1.47%	0
2010	8.129345	8.472244	4.22%	0
2009	8.563838	8.129345	-5.07%	538
2008	10.735047	8.563838	-20.23%	575
2007	10.534481	10.735047	1.90%	3,306
2006	10.064023	10.534481	4.67%	3,220
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380531	11.354478	-8.29%	0
2010	11.342408	12.380531	9.15%	0
2009	9.078338	11.342408	24.94%	213
2008	15.607742	9.078338	-41.83%	266
2007	12.956414	15.607742	20.46%	393
2006	11.850665	12.956414	9.33%	70
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.401772	9.473978	-8.92%	0
2010*	10.000000	10.401772	4.02%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.434323	-5.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.292312	-7.08%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.455047	12.690614	1.89%	0
2010	11.213934	12.455047	11.07%	0
2009	7.821141	11.213934	43.38%	0
2008	11.082688	7.821141	-29.43%	0
2007	10.945938	11.082688	1.25%	0
2006	10.082986	10.945938	8.56%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.703357	9.835595	-8.11%	0
2010*	10.000000	10.703357	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.433114	10.102760	-3.17%	0
2010*	10.000000	10.433114	4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.551582	9.999699	-5.23%	0
2010*	10.000000	10.551582	5.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249159	10.201930	-0.46%	0
2010*	10.000000	10.249159	2.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.485738	10.052061	-4.14%	0
2010*	10.000000	10.485738	4.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.616896	9.934040	-6.43%	0
2010*	10.000000	10.616896	6.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.370562	10.151595	-2.11%	0
2010*	10.000000	10.370562	3.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.223871	2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.230928	8.554969	-23.83%	0
2010*	10.000000	11.230928	12.31%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.909019	13.590715	5.28%	0
2010	12.551093	12.909019	2.85%	0
2009	12.452218	12.551093	0.79%	0
2008	11.776946	12.452218	5.73%	0
2007	11.198879	11.776946	5.16%	0
2006	11.039977	11.198879	1.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.256684	11.556683	-5.71%	0
2010	10.899701	12.256684	12.45%	0
2009	8.719029	10.899701	25.01%	0
2008	14.075816	8.719029	-38.06%	0
2007	13.535055	14.075816	4.00%	0
2006	11.794041	13.535055	14.76%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.363152	10.260552	-0.99%	0
2010*	10.000000	10.363152	3.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.464475	10.170201	-2.81%	0
2010*	10.000000	10.464475	4.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.577925	11.698460	1.04%	0
2010	11.135610	11.577925	3.97%	0
2009	10.385248	11.135610	7.23%	0
2008	11.277422	10.385248	-7.91%	0
2007	10.899572	11.277422	3.47%	0
2006	10.462824	10.899572	4.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.099408	11.871403	-1.88%	0
2010	11.120136	12.099408	8.81%	0
2009	9.490884	11.120136	17.17%	0
2008	12.618488	9.490884	-24.79%	0
2007	12.163785	12.618488	3.74%	0
2006	11.119840	12.163785	9.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.288854	11.803342	-3.95%	0
2010	11.088098	12.288854	10.83%	0
2009	9.090693	11.088098	21.97%	0
2008	13.499875	9.090693	-32.66%	0
2007	12.957808	13.499875	4.18%	0
2006	11.523476	12.957808	12.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.934541	11.967896	0.28%	0
2010	11.210482	11.934541	6.46%	0
2009	9.963921	11.210482	12.51%	0
2008	11.946953	9.963921	-16.60%	0
2007	11.503824	11.946953	3.85%	0
2006	10.812424	11.503824	6.39%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.804978	9.624086	-1.84%	0
2010	9.989773	9.804978	-1.85%	0
2009*	10.000000	9.989773	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.111649	9.856838	-11.29%	0
2010*	10.000000	11.111649	11.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.585106	8.685661	-17.94%	0
2010*	10.000000	10.585106	5.85%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.734807	10.196024	-5.02%	0
2010*	10.000000	10.734807	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233264	9.432340	-7.83%	0
2010*	10.000000	10.233264	2.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.257838	14.342691	-6.00%	0
2010	12.257769	15.257838	24.47%	0
2009*	10.000000	12.257769	22.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.191125	10.495556	-6.22%	0
2010*	10.000000	11.191125	11.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746162	10.302896	-4.12%	0
2010*	10.000000	10.746162	7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.830984	9.586581	-2.49%	0
2010	7.986729	9.830984	23.09%	0
2009	6.375519	7.986729	25.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.735661	12.785978	-6.91%	0
2010	11.056950	13.735661	24.23%	0
2009	8.917618	11.056950	23.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.167685	14.062039	-7.29%	0
2010	12.328220	15.167685	23.03%	0
2009	9.322720	12.328220	32.24%	0
2008	15.360923	9.322720	-39.31%	0
2007	15.328559	15.360923	0.21%	0
2006	13.935397	15.328559	10.00%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760050	10.644409	-1.07%	0
2010	9.661191	10.760050	11.37%	0
2009	7.801962	9.661191	23.83%	0
2008	13.598679	7.801962	-42.63%	0
2007	12.803839	13.598679	6.21%	0
2006	11.471945	12.803839	11.61%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.919107	-0.81%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.500242	-5.00%	0

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.209457	11.079994	-9.25%	0
2010*	10.000000	12.209457	22.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.560962	11.009900	4.25%	0
2010*	10.000000	10.560962	5.61%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.850779	11.546962	6.42%	0
2010*	10.000000	10.850779	8.51%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.846843	11.440512	5.47%	0
2010*	10.000000	10.846843	8.47%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.552589	10.692838	1.33%	0
2010*	10.000000	10.552589	5.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.787130	-2.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.967028	-0.33%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.161806	8.368368	-25.03%	0
2010*	10.000000	11.161806	11.62%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782296	10.368426	-3.84%	0
2010*	10.000000	10.782296	7.82%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.848157	10.940210	0.85%	0
2010*	10.000000	10.848157	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.078860	7.938486	-28.35%	0
2010*	10.000000	11.078860	10.79%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.433303	-25.67%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.690830	-23.09%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.941857	7.996997	-10.57%	0
2010*	10.000000	8.941857	-10.58%	0

ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.318573	-6.81%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.332721	10.142040	-1.85%	0
2010*	10.000000	10.332721	3.33%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.849908	-1.50%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.601092	-3.99%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.972501	8.647684	-21.19%	0
2010*	10.000000	10.972501	9.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.558277	9.442416	-10.57%	0
2010*	10.000000	10.558277	5.58%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.244212	-17.56%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.566418	-4.34%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.699741	-13.00%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.821984	9.098897	-15.92%	0
2010*	10.000000	10.821984	8.22%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.426793	-15.73%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.892042	7.109661	-20.04%	0
2010*	10.000000	8.892042	-11.08%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.735892	10.691053	-0.42%	0
2010*	10.000000	10.735892	7.36%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.030038	11.069575	0.36%	0
2010*	10.000000	11.030038	10.30%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.356532	3.57%	0

ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.252675	-17.47%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.241232	-7.59%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.772775	5.381545	-38.66%	0
2010*	10.000000	8.772775	-12.27%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.778836	-12.21%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.303357	9.019019	8.62%	0
2010*	10.000000	8.303357	-16.97%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.506623	8.500178	-0.08%	0
2010*	10.000000	8.506623	-14.93%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.642213	7.594019	-12.13%	0
2010*	10.000000	8.642213	-13.58%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.241815	-7.58%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.483298	-5.17%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.495892	14.784877	40.86%	0
2010*	10.000000	10.495892	4.96%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.340914	10.998559	-3.02%	0
2010*	10.000000	11.340914	13.41%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.354303	5.617656	-23.61%	0
2010*	10.000000	7.354303	-26.46%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.776356	7.76%	0

Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.603996	5.040979	-23.67%	0
2010	5.952325	6.603996	10.95%	0
2009	6.280354	5.952325	-5.22%	0
2008	10.876402	6.280354	-42.26%	0
2007	15.198586	10.876402	-28.44%	0
2006	13.918951	15.198586	9.19%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.866598	19.569868	-18.00%	0
2010	19.195821	23.866598	24.33%	0
2009	12.580697	19.195821	52.58%	0
2008	23.476339	12.580697	-46.41%	0
2007	17.856140	23.476339	31.47%	0
2006	14.875240	17.856140	20.04%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781879	10.618155	8.55%	0
2010	9.002716	9.781879	8.65%	0
2009	7.750911	9.002716	16.15%	0
2008	8.951296	7.750911	-13.41%	0
2007	8.736173	8.951296	2.46%	0
2006	9.206437	8.736173	-5.11%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.313576	4.868950	-8.37%	0
2010	5.011289	5.313576	6.03%	0
2009	4.576641	5.011289	9.50%	1,048
2008	9.147681	4.576641	-49.97%	375
2007	7.114342	9.147681	28.58%	1,481
2006	8.825690	7.114342	-19.39%	1,239
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.171873	18.058040	11.66%	0
2010	14.048592	16.171873	15.11%	0
2009	12.016109	14.048592	16.91%	0
2008	15.980674	12.016109	-24.81%	0
2007	14.659359	15.980674	9.01%	0
2006	12.718580	14.659359	15.26%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.505763	9.107494	7.07%	0
2010	6.955790	8.505763	22.28%	0
2009	5.177862	6.955790	34.34%	0
2008	13.780422	5.177862	-62.43%	0
2007	12.983286	13.780422	6.14%	0
2006	10.132516	12.983286	28.13%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.984187	6.544600	-18.03%	0
2010	7.425121	7.984187	7.53%	0
2009	4.402172	7.425121	68.67%	0
2008	8.990694	4.402172	-51.04%	0
2007	9.395742	8.990694	-4.31%	0
2006	9.340263	9.395742	0.59%	0

Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.512830	20.804811	-7.59%	0
2010	19.266066	22.512830	16.85%	0
2009	14.172784	19.266066	35.94%	0
2008	26.759035	14.172784	-47.04%	0
2007	20.467683	26.759035	30.74%	0
2006	18.630430	20.467683	9.86%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.715448	23.785151	-10.97%	0
2010	21.593929	26.715448	23.72%	0
2009	13.545779	21.593929	59.41%	0
2008	32.553660	13.545779	-58.39%	0
2007	24.194739	32.553660	34.55%	0
2006	22.210902	24.194739	8.93%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451617	7.872713	-16.71%	0
2010	10.792654	9.451617	-12.43%	0
2009	8.106215	10.792654	33.14%	0
2008	18.297587	8.106215	-55.70%	0
2007	16.490439	18.297587	10.96%	0
2006	12.972239	16.490439	27.12%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.895471	6.593051	-16.50%	0
2010	7.033851	7.895471	12.25%	0
2009	5.987987	7.033851	17.47%	0
2008	11.743205	5.987987	-49.01%	0
2007	14.736792	11.743205	-20.31%	0
2006	12.861824	14.736792	14.58%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.946838	17.979731	38.87%	0
2010	11.980512	12.946838	8.07%	0
2009	17.830380	11.980512	-32.81%	0
2008	12.543738	17.830380	42.15%	0
2007	11.647347	12.543738	7.70%	0
2006	12.252276	11.647347	-4.94%	693
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.105529	11.411499	2.76%	0
2010	10.597437	11.105529	4.79%	0
2009	8.662144	10.597437	22.34%	0
2008	11.745329	8.662144	-26.25%	0
2007	11.287857	11.745329	4.05%	0
2006	10.940726	11.287857	3.17%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.822278	14.542889	-13.55%	0
2010	14.191195	16.822278	18.54%	0
2009	8.717632	14.191195	62.79%	0
2008	16.113280	8.717632	-45.90%	0
2007	14.873478	16.113280	8.34%	0
2006	13.813049	14.873478	7.68%	0

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.510252	2.512607	-28.42%	0
2010	5.130624	3.510252	-31.58%	0
2009	9.444550	5.130624	-45.68%	0
2008	5.982632	9.444550	57.87%	0
2007	6.698109	5.982632	-10.68%	0
2006	8.722891	6.698109	-23.21%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.462809	3.729792	-31.72%	0
2010	6.383462	5.462809	-14.42%	0
2009	5.446524	6.383462	17.20%	0
2008	7.951463	5.446524	-31.50%	0
2007	8.485121	7.951463	-6.29%	0
2006	7.996423	8.485121	6.11%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.375449	3.979706	-9.04%	0
2010	5.967084	4.375449	-26.67%	0
2009	9.393507	5.967084	-36.48%	0
2008	7.119774	9.393507	31.94%	0
2007	7.401616	7.119774	-3.81%	0
2006	7.840728	7.401616	-5.60%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.668474	2.355301	-11.74%	0
2010	3.453258	2.668474	-22.73%	0
2009	5.871710	3.453258	-41.19%	0
2008	4.041410	5.871710	45.29%	0
2007	4.641693	4.041410	-12.93%	0
2006	4.796192	4.641693	-3.22%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.121138	3.737099	-9.32%	0
2010	5.801662	4.121138	-28.97%	0
2009	8.803807	5.801662	-34.10%	0
2008	7.193365	8.803807	22.39%	0
2007	6.956223	7.193365	3.41%	0
2006	8.049285	6.956223	-13.58%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.952099	4.421112	-10.72%	0
2010	6.075929	4.952099	-18.50%	0
2009	8.544546	6.075929	-28.89%	0
2008	6.251809	8.544546	36.67%	0
2007	6.317955	6.251809	-1.05%	0
2006	6.958879	6.317955	-9.21%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.950134	6.939216	-30.26%	0
2010	8.759840	9.950134	13.59%	0
2009	7.216535	8.759840	21.39%	0
2008	10.970107	7.216535	-34.22%	0
2007	12.592290	10.970107	-12.88%	0
2006	12.202267	12.592290	3.20%	0

Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.590491	14.672185	0.56%	0
2010	11.404567	14.590491	27.94%	0
2009	8.498512	11.404567	34.19%	0
2008	17.009804	8.498512	-50.04%	0
2007	17.783516	17.009804	-4.35%	0
2006	14.673996	17.783516	21.19%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.109754	16.425695	-9.30%	0
2010	13.413606	18.109754	35.01%	0
2009	8.967825	13.413606	49.57%	0
2008	20.231547	8.967825	-55.67%	0
2007	19.899451	20.231547	1.67%	0
2006	18.353170	19.899451	8.43%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.557976	9.318096	-2.51%	0
2010	7.113112	9.557976	34.37%	0
2009	3.327321	7.113112	113.78%	0
2008	12.373141	3.327321	-73.11%	0
2007	9.834071	12.373141	25.82%	0
2006	9.554423	9.834071	2.93%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.603147	14.644453	0.28%	0
2010	12.557023	14.603147	16.29%	0
2009	8.416800	12.557023	49.19%	0
2008	14.763870	8.416800	-42.99%	0
2007	12.767941	14.763870	15.63%	0
2006	12.297984	12.767941	3.82%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.039371	8.768894	-2.99%	0
2010	7.676823	9.039371	17.75%	0
2009	5.772064	7.676823	33.00%	0
2008	12.918631	5.772064	-55.32%	0
2007	13.016950	12.918631	-0.76%	0
2006	11.118547	13.016950	17.07%	553
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.166861	23.201046	-25.56%	0
2010	22.997197	31.166861	35.52%	0
2009	15.700251	22.997197	46.48%	0
2008	26.038687	15.700251	-39.70%	0
2007	22.193022	26.038687	17.33%	0
2006	18.620050	22.193022	19.19%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.246507	15.303943	0.38%	0
2010	12.440273	15.246507	22.56%	0
2009	10.118426	12.440273	22.95%	211
2008	17.666289	10.118426	-42.72%	216
2007	22.256582	17.666289	-20.62%	1,200
2006	17.345315	22.256582	28.31%	567

Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.258109	14.736409	3.35%	0
2010	11.608412	14.258109	22.83%	0
2009	8.200484	11.608412	41.56%	0
2008	12.460887	8.200484	-34.19%	0
2007	14.527816	12.460887	-14.23%	0
2006	13.446043	14.527816	8.05%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.907162	12.848849	-13.81%	0
2010	11.017892	14.907162	35.30%	0
2009	8.420608	11.017892	30.84%	0
2008	17.641926	8.420608	-52.27%	0
2007	19.275361	17.641926	-8.47%	0
2006	16.249732	19.275361	18.62%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.274762	6.858459	-5.72%	0
2010	5.907288	7.274762	23.15%	0
2009	4.111803	5.907288	43.67%	0
2008	13.086446	4.111803	-68.58%	0
2007	13.253241	13.086446	-1.26%	0
2006	10.915439	13.253241	21.42%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.478293	11.143757	-2.91%	0
2010	9.353171	11.478293	22.72%	0
2009	6.472155	9.353171	44.51%	0
2008	10.958799	6.472155	-40.94%	0
2007	10.643644	10.958799	2.96%	0
2006	10.287797	10.643644	3.46%	42
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767135	10.233439	-4.96%	0
2010	9.117523	10.767135	18.09%	0
2009	6.141534	9.117523	48.46%	0
2008	12.187474	6.141534	-49.61%	0
2007	13.122800	12.187474	-7.13%	0
2006	11.362557	13.122800	15.49%	69
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.859442	15.464207	-2.49%	0
2010	12.187477	15.859442	30.13%	0
2009	7.918245	12.187477	53.92%	0
2008	12.634753	7.918245	-37.33%	0
2007	11.870826	12.634753	6.44%	0
2006	11.727264	11.870826	1.22%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.905403	11.761273	-8.87%	0
2010	10.945162	12.905403	17.91%	0
2009	7.182795	10.945162	52.38%	0
2008	12.983102	7.182795	-44.68%	0
2007	13.903020	12.983102	-6.62%	0
2006	12.098394	13.903020	14.92%	65

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.896562	13.103440	1.60%	0
2010	10.478020	12.896562	23.08%	0
2009	7.968573	10.478020	31.49%	0
2008	12.361395	7.968573	-35.54%	0
2007	12.609362	12.361395	-1.97%	0
2006	11.924551	12.609362	5.74%	36
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.761407	10.453992	-11.12%	0
2010	9.578707	11.761407	22.79%	0
2009	6.014310	9.578707	59.27%	0
2008	10.845636	6.014310	-44.55%	0
2007	13.876444	10.845636	-21.84%	0
2006	11.859478	13.876444	17.01%	49
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.319791	5.938887	-6.03%	0
2010	6.742756	6.319791	-6.27%	0
2009	8.162689	6.742756	-17.40%	0
2008	7.878290	8.162689	3.61%	0
2007	9.008623	7.878290	-12.55%	0
2006	10.269257	9.008623	-12.28%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.828195	11.432931	-10.88%	0
2010	11.665960	12.828195	9.96%	0
2009	7.638514	11.665960	52.73%	0
2008	14.257198	7.638514	-46.42%	0
2007	13.161247	14.257198	8.33%	0
2006	12.662746	13.161247	3.94%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.370934	7.032987	-15.98%	0
2010	7.447845	8.370934	12.39%	0
2009	5.896810	7.447845	26.30%	0
2008	10.991398	5.896810	-46.35%	0
2007	10.253786	10.991398	7.19%	0
2006	8.740929	10.253786	17.31%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.417049	13.449729	-12.76%	0
2010	12.653666	15.417049	21.84%	0
2009	10.982824	12.653666	15.21%	0
2008	14.971913	10.982824	-26.64%	0
2007	16.719231	14.971913	-10.45%	0
2006	15.862257	16.719231	5.40%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.071128	11.495404	14.14%	0
2010	9.600189	10.071128	4.91%	0
2009	8.595270	9.600189	11.69%	0
2008	12.435107	8.595270	-30.88%	0
2007	11.226464	12.435107	10.77%	0
2006	9.455195	11.226464	18.73%	0

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760441	10.172701	-5.46%	0
2010	11.614628	10.760441	-7.35%	0
2009	11.100313	11.614628	4.63%	0
2008	12.886589	11.100313	-13.86%	0
2007	11.116596	12.886589	15.92%	0
2006	9.703393	11.116596	14.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.277733	2.78%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.263934	-17.36%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.854971	-11.45%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.665457	-23.35%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.572861	-4.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.047029	-9.53%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.596370	5.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.084324	11.212355	1.16%	0
2010	9.898513	11.084324	11.98%	0
2009	8.544057	9.898513	15.85%	0
2008	13.315076	8.544057	-35.83%	0
2007	13.583558	13.315076	-1.98%	0
2006	11.825223	13.583558	14.87%	0
2005	11.520076	11.825223	2.65%	0
2004	10.392819	11.520076	10.85%	0
2003	8.189912	10.392819	26.90%	0
2002*	10.000000	8.818991	-18.10%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.270341	10.183180	-0.85%	0
2010	9.016953	10.270341	13.90%	0
2009	6.831983	9.016953	31.98%	0
2008	11.909277	6.831983	-42.63%	0
2007	10.030911	11.909277	18.73%	0
2006	10.571337	10.030911	-5.11%	0
2005	10.546849	10.571337	0.23%	0
2004	9.713024	10.546849	8.58%	0
2003	7.925052	9.713024	22.56%	0
2002*	10.000000	7.925052	-20.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.809703	12.694291	-0.90%	0
2010	11.512321	12.809703	11.27%	0
2009	9.790929	11.512321	17.58%	0
2008	13.630664	9.790929	-28.17%	0
2007	14.648863	13.630664	-6.95%	0
2006	12.584313	14.648863	16.41%	0
2005	12.212567	12.584313	3.04%	0
2004	10.888380	12.212567	12.16%	0
2003	8.606674	10.888380	26.51%	0
2002*	10.000000	8.606674	-13.93%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.577314	9.999032	-5.47%	0
2010*	10.000000	10.577314	5.77%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.796033	10.108289	-14.31%	0
2010*	10.000000	11.796033	17.96%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.059986	-9.40%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.077488	14.379333	-4.63%	0
2010	13.142470	15.077488	14.72%	0
2009	9.889849	13.142470	32.89%	0
2008	17.591330	9.889849	-43.78%	0
2007	15.289161	17.591330	15.06%	0
2006	13.986432	15.289161	9.31%	0
2005	12.218951	13.986432	14.47%	0
2004	10.817204	12.218951	12.96%	0
2003	8.602402	10.817204	25.75%	0
2002*	10.000000	8.602402	-13.98%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.076160	10.942695	-1.20%	0
2010	9.826087	11.076160	12.72%	0
2009	7.708199	9.826087	27.48%	0
2008	13.741592	7.708199	-43.91%	0
2007	13.833380	13.741592	-0.66%	0
2006	11.761305	13.833380	17.62%	0
2005	11.351574	11.761305	3.61%	0
2004	10.408509	11.351574	9.06%	0
2003	8.154425	10.408509	27.64%	0
2002*	10.000000	8.154425	-18.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.342377	10.144055	-1.92%	0
2010	8.511707	10.342377	21.51%	0
2009	6.779779	8.511707	25.55%	0
2008	13.117036	6.779779	-48.31%	0
2007	10.558018	13.117036	24.24%	0
2006	10.097238	10.558018	4.56%	0
2005	9.753598	10.097238	3.52%	0
2004	9.640821	9.753598	1.17%	0
2003	7.416991	9.640821	29.98%	0
2002*	10.000000	7.416991	-25.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377375	10.023609	-3.41%	0
2010*	10.000000	10.377375	3.77%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.364070	9.731707	-6.10%	0
2010*	10.000000	10.364070	3.64%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.150351	9.828255	-3.17%	0
2010*	10.000000	10.150351	1.50%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.101355	9.631804	-4.65%	0
2010*	10.000000	10.101355	1.01%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.521004	9.053048	-4.91%	0
2010	9.764891	9.521004	-2.50%	0
2009	9.869792	9.764891	-1.06%	0
2008*	10.000000	9.869792	-1.30%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.635619	8.762764	-9.06%	0
2010	8.530916	9.635619	12.95%	0
2009	6.237963	8.530916	36.76%	22,209
2008	11.173702	6.237963	-44.17%	13,167
2007	10.012323	11.173702	11.60%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.372834	9.169661	-2.17%	0
2010	8.608526	9.372834	8.88%	0
2009	7.158663	8.608526	20.25%	5,268
2008	10.435883	7.158663	-31.40%	2,972
2007	10.015603	10.435883	4.20%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.058687	8.512725	-6.03%	0
2010	8.117811	9.058687	11.59%	0
2009	6.093774	8.117811	33.21%	14,244
2008	10.735587	6.093774	-43.24%	8,499
2007*	10.000000	10.735587	7.36%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758640	8.506847	-12.83%	0
2010*	10.000000	9.758640	-2.41%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.539192	8.673895	-9.07%	0
2010*	10.000000	9.539192	-4.61%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.661601	7.764269	-10.36%	0
2010	9.152981	8.661601	-5.37%	0
2009	9.720456	9.152981	-5.84%	51,874
2008*	10.000000	9.720456	-2.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.450323	8.570452	1.42%	0
2010	8.112437	8.450323	4.17%	0
2009	8.550373	8.112437	-5.12%	96,438
2008	10.723628	8.550373	-20.27%	113,996
2007	10.528673	10.723628	1.85%	186,774
2006	10.063586	10.528673	4.62%	174,348
2005*	10.000000	10.063586	0.64%	0

Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.325991	11.298699	-8.33%	0
2010	11.298189	12.325991	9.10%	0
2009	9.047552	11.298189	24.88%	47,591
2008	15.562757	9.047552	-41.86%	53,161
2007	12.925699	15.562757	20.40%	41,477
2006	11.828570	12.925699	9.28%	34,620
2005	10.603182	11.828570	11.56%	0
2004	9.762513	10.603182	8.61%	0
2003	7.660899	9.762513	27.43%	0
2002*	10.000000	7.660899	-23.39%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.398263	9.465957	-8.97%	0
2010*	10.000000	10.398263	3.98%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.431135	-5.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.289170	-7.11%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.421821	12.650322	1.84%	0
2010	11.189720	12.421821	11.01%	0
2009	7.808232	11.189720	43.31%	0
2008	11.070044	7.808232	-29.47%	0
2007	10.939050	11.070044	1.20%	0
2006	10.081752	10.939050	8.50%	0
2005*	10.000000	10.081752	0.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.699739	9.827260	-8.15%	0
2010*	10.000000	10.699739	7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.429579	10.094213	-3.22%	0
2010*	10.000000	10.429579	4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.548019	9.991233	-5.28%	0
2010*	10.000000	10.548019	5.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.245702	10.193308	-0.51%	0
2010*	10.000000	10.245702	2.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.482194	10.043562	-4.18%	0
2010*	10.000000	10.482194	4.82%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.613301	9.925624	-6.48%	0
2010*	10.000000	10.613301	6.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.367062	10.143019	-2.16%	0
2010*	10.000000	10.367062	3.67%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.220417	2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.227150	8.547746	-23.87%	0
2010*	10.000000	11.227150	12.27%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.852116	13.523941	5.23%	0
2010	12.502135	12.852116	2.80%	0
2009	12.409963	12.502135	0.74%	0
2008	11.742970	12.409963	5.68%	0
2007	11.172291	11.742970	5.11%	0
2006	11.019367	11.172291	1.39%	0
2005	10.886061	11.019367	1.22%	0
2004	10.745685	10.886061	1.31%	0
2003	10.726978	10.745685	0.17%	0
2002*	10.000000	10.726978	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.215155	11.511689	-5.76%	0
2010	10.868303	12.215155	12.39%	0
2009	8.698348	10.868303	7.17%	0
2008	14.049609	8.698348	-38.09%	0
2007	13.516784	14.049609	3.94%	0
2006	11.784110	13.516784	14.70%	0
2005	11.126650	11.784110	5.91%	0
2004*	10.000000	11.126650	11.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.359646	10.251875	-1.04%	0
2010*	10.000000	10.359646	3.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.460932	10.161601	-2.86%	0
2010*	10.000000	10.460932	4.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.538705	11.652909	0.99%	0
2010	11.103556	11.538705	3.92%	0
2009	10.360640	11.103556	7.17%	0
2008	11.256440	10.360640	-7.96%	0
2007	10.884863	11.256440	3.41%	0
2006	10.453998	10.884863	4.12%	0
2005	10.306771	10.453998	1.43%	0
2004*	10.000000	10.306771	3.07%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.058464	11.825216	-1.93%	0
2010	11.088139	12.058464	8.75%	0
2009	9.468396	11.088139	17.11%	0
2008	12.594998	9.468396	-24.82%	0
2007	12.147361	12.594998	3.69%	0
2006	11.110458	12.147361	9.33%	0
2005	10.734549	11.110458	3.50%	0
2004*	10.000000	10.734549	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.247202	11.757358	-4.00%	0
2010	11.056151	12.247202	10.77%	0
2009	9.069119	11.056151	21.91%	0
2008	13.474726	9.069119	-32.70%	0
2007	12.940298	13.474726	4.13%	0
2006	11.513747	12.940298	12.39%	0
2005	10.952375	11.513747	5.13%	0
2004*	10.000000	10.952375	9.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.894113	11.921291	0.23%	0
2010	11.178196	11.894113	6.40%	0
2009	9.940286	11.178196	12.45%	0
2008	11.924698	9.940286	-16.64%	0
2007	11.488281	11.924698	3.80%	0
2006	10.803291	11.488281	6.34%	0
2005	10.522431	10.803291	2.67%	0
2004*	10.000000	10.522431	5.22%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.799709	9.614027	-1.89%	0
2010	9.989495	9.799709	-1.90%	0
2009*	10.000000	9.989495	-0.11%	137,240
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.107892	9.848482	-11.34%	0
2010*	10.000000	11.107892	11.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.581538	8.678311	-17.99%	0
2010*	10.000000	10.581538	5.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731179	10.187393	-5.07%	0
2010*	10.000000	10.731179	7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.229808	9.424362	-7.87%	0
2010*	10.000000	10.229808	2.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.244746	14.323089	-6.05%	0
2010	12.253482	15.244746	24.41%	0
2009*	10.000000	12.253482	22.53%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.187350	10.486684	-6.26%	0
2010*	10.000000	11.187350	11.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.742530	10.294172	-4.17%	0
2010*	10.000000	10.742530	7.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.787641	9.539459	-2.54%	0
2010	7.955564	9.787641	23.03%	0
2009	6.353879	7.955564	25.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.675161	12.723191	-6.96%	0
2010	11.013846	13.675161	24.16%	0
2009	8.887378	11.013846	23.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.100861	13.992967	-7.34%	0
2010	12.280149	15.100861	22.97%	0
2009	9.291106	12.280149	32.17%	0
2008	15.316645	9.291106	-39.34%	0
2007	15.292202	15.316645	0.16%	0
2006	13.909403	15.292202	9.94%	0
2005	12.624349	13.909403	10.18%	0
2004	10.808666	12.624349	16.80%	0
2003	7.814728	10.808666	38.31%	0
2002*	10.000000	7.814728	-21.85%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.712627	10.592109	-1.13%	0
2010	9.623504	10.712627	11.32%	0
2009	7.775487	9.623504	23.77%	0
2008	13.559460	7.775487	-42.66%	0
2007	12.773453	13.559460	6.15%	0
2006	11.450537	12.773453	11.55%	0
2005	10.872405	11.450537	5.32%	0
2004	10.090465	10.872405	7.75%	0
2003	8.068424	10.090465	25.06%	0
2002*	10.000000	8.068424	-19.32%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.915757	-0.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.497035	-5.03%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.205344	11.070634	-9.30%	0
2010*	10.000000	12.205344	22.05%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.557391	11.000590	4.20%	0
2010*	10.000000	10.557391	5.57%	0

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.847069	11.537147	6.36%	0
2010*	10.000000	10.847069	8.47%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.843178	11.430836	5.42%	0
2010*	10.000000	10.843178	8.43%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.549022	10.683798	1.28%	0
2010*	10.000000	10.549022	5.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.783786	-2.16%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.963663	-0.36%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.158041	8.361297	-25.06%	0
2010*	10.000000	11.158041	11.58%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.778608	10.359614	-3.89%	0
2010*	10.000000	10.778608	7.79%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.844497	10.930958	0.80%	0
2010*	10.000000	10.844497	8.44%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.075118	7.931761	-28.38%	0
2010*	10.000000	11.075118	10.75%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.430786	-25.69%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.688217	-23.12%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.938831	7.990232	-10.61%	0
2010*	10.000000	8.938831	-10.61%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.315423	-6.85%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.329234	10.133459	-1.90%	0
2010*	10.000000	10.329234	3.29%	0

ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.846580	-1.53%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.597838	-4.02%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.968802	8.640372	-21.23%	0
2010*	10.000000	10.968802	9.69%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.554718	9.434427	-10.61%	0
2010*	10.000000	10.554718	5.55%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.241417	-17.59%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.563187	-4.37%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.696796	-13.03%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.818330	9.091201	-15.96%	0
2010*	10.000000	10.818330	8.18%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.423934	-15.76%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.889034	7.103644	-20.09%	0
2010*	10.000000	8.889034	-11.11%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.732263	10.681997	-0.47%	0
2010*	10.000000	10.732263	7.32%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.026306	11.060192	0.31%	0
2010*	10.000000	11.026306	10.26%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.353036	3.53%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.249881	-17.50%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.238106	-7.62%	0

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.769803	5.376985	-38.69%	0
2010*	10.000000	8.769803	-12.30%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.775868	-12.24%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.300550	9.011391	8.56%	0
2010*	10.000000	8.300550	-16.99%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.503743	8.492994	-0.13%	0
2010*	10.000000	8.503743	-14.96%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.639289	7.587599	-12.17%	0
2010*	10.000000	8.639289	-13.61%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.238693	-7.61%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.480091	-5.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.492346	14.772369	40.79%	0
2010*	10.000000	10.492346	4.92%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.337098	10.989272	-3.07%	0
2010*	10.000000	11.337098	13.37%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.351814	5.612893	-23.65%	0
2010*	10.000000	7.351814	-26.48%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.772715	7.73%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.572946	5.014721	-23.71%	0
2010	5.927352	6.572946	10.89%	0
2009	6.257184	5.927352	-5.27%	0
2008	10.841831	6.257184	-42.29%	151,129
2007	15.158051	10.841831	-28.47%	11,836
2006	13.888888	15.158051	9.14%	60,405
2005	14.559663	13.888888	-4.61%	64,558
2004	12.935450	14.559663	12.56%	70,426
2003	10.008939	12.935450	29.24%	66,522
2002	10.283217	10.008939	-2.67%	0

Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.754418	19.467974	-18.04%	0
2010	19.115313	23.754418	24.27%	0
2009	12.534334	19.115313	52.50%	65,819
2008	23.401774	12.534334	-46.44%	0
2007	17.808549	23.401774	31.41%	70,504
2006	14.843127	17.808549	19.98%	83,019
2005	14.542489	14.843127	2.07%	69,959
2004	12.268251	14.542489	18.54%	115,660
2003	9.512962	12.268251	28.96%	31,174
2002	11.114313	9.512962	-14.41%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735881	10.562854	8.49%	0
2010	8.964948	9.735881	8.60%	0
2009	7.722320	8.964948	16.09%	0
2008	8.922837	7.722320	-13.45%	170,970
2007	8.712851	8.922837	2.41%	0
2006	9.186534	8.712851	-5.16%	0
2005	8.461283	9.186534	8.57%	58,429
2004	8.531424	8.461283	-0.82%	0
2003	6.119315	8.531424	39.42%	57,485
2002	11.415089	6.119315	-46.39%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.299373	4.853461	-8.41%	0
2010	5.000437	5.299373	5.98%	0
2009	4.569059	5.000437	9.44%	195,584
2008	9.137205	4.569059	-50.00%	90,517
2007	7.109847	9.137205	28.51%	213,794
2006	8.824605	7.109847	-19.43%	215,480
2005*	10.000000	8.824605	-11.75%	174,341
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.095862	17.964030	11.61%	0
2010	13.989686	16.095862	15.06%	0
2009	11.971817	13.989686	16.86%	40,573
2008	15.929894	11.971817	-24.85%	95,307
2007	14.620257	15.929894	8.96%	109,929
2006	12.691110	14.620257	15.20%	75,947
2005	12.987641	12.691110	-2.28%	90,584
2004	11.684630	12.987641	11.15%	76,333
2003	9.774403	11.684630	19.54%	32,782
2002	10.336560	9.774403	-5.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.476916	9.071984	7.02%	0
2010	6.935730	8.476916	22.22%	0
2009	5.165564	6.935730	34.27%	0
2008	13.754735	5.165564	-62.45%	378
2007	12.965727	13.754735	6.09%	0
2006	10.123954	12.965727	28.07%	0
2005	10.727945	10.123954	-5.63%	0
2004*	10.000000	10.727945	7.28%	0

Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.946618	6.510486	-18.07%	0
2010	7.393953	7.946618	7.47%	0
2009	4.385934	7.393953	68.58%	90,472
2008	8.962113	4.385934	-51.06%	888
2007	9.370679	8.962113	-4.36%	14,318
2006	9.320080	9.370679	0.54%	13,901
2005	9.145940	9.320080	1.90%	36,014
2004	11.949681	9.145940	-23.46%	552
2003	7.172598	11.949681	66.60%	6,207
2002	14.118871	7.172598	-49.20%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.407001	20.696476	-7.63%	0
2010	19.185259	22.407001	16.79%	0
2009	14.120539	19.185259	35.87%	25,096
2008	26.674017	14.120539	-47.06%	0
2007	20.413106	26.674017	30.67%	72,238
2006	18.590208	20.413106	9.81%	74,469
2005	13.677406	18.590208	35.92%	106,279
2004	10.540493	13.677406	29.76%	119,902
2003	8.734428	10.540493	20.68%	65,663
2002	10.294305	8.734428	-15.15%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.589840	23.661275	-11.01%	0
2010	21.503343	26.589840	23.65%	0
2009	13.495827	21.503343	59.33%	29,842
2008	32.450222	13.495827	-58.41%	130
2007	24.130221	32.450222	34.48%	43,448
2006	22.162938	24.130221	8.88%	2,875
2005	15.233011	22.162938	45.49%	66,987
2004	11.610522	15.233011	31.20%	1,967
2003	10.917001	11.610522	6.35%	0
2002	12.656951	10.917001	-13.75%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.407148	7.831676	-16.75%	0
2010	10.747358	9.407148	-12.47%	0
2009	8.076309	10.747358	33.07%	38,372
2008	18.239425	8.076309	-55.72%	0
2007	16.446445	18.239425	10.90%	16,366
2006	12.944206	16.446445	27.06%	28,395
2005	12.405735	12.944206	4.34%	15,407
2004	10.887210	12.405735	13.95%	30,165
2003	7.756480	10.887210	40.36%	24,061
2002	11.036339	7.756480	-29.72%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.858354	6.558714	-16.54%	0
2010	7.004352	7.858354	12.19%	0
2009	5.965903	7.004352	17.41%	92,000
2008	11.705893	5.965903	-49.04%	0
2007	14.697497	11.705893	-20.35%	45,163
2006	12.834051	14.697497	14.52%	150,467
2005	12.654352	12.834051	1.42%	152,392
2004	11.014077	12.654352	14.89%	138,228
2003	8.708362	11.014077	26.48%	39,729
2002	10.455957	8.708362	-16.71%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.885984	17.886129	38.80%	0
2010	11.930275	12.885984	8.01%	0
2009	17.764660	11.930275	-32.84%	14,961
2008	12.503872	17.764660	42.07%	79,811
2007	11.616282	12.503872	7.64%	92,713
2006	12.225811	11.616282	-4.99%	180,113
2005	11.572503	12.225811	5.65%	126,428
2004	10.886160	11.572503	6.30%	31,698
2003	11.217245	10.886160	-2.95%	30,221
2002	9.642021	11.217245	16.34%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.053304	11.352063	2.70%	0
2010	10.552984	11.053304	4.74%	0
2009	8.630198	10.552984	22.28%	53,020
2008	11.707982	8.630198	-26.29%	118,551
2007	11.257729	11.707982	4.00%	112,085
2006	10.917073	11.257729	3.12%	100,372
2005	10.057347	10.917073	8.55%	163,625
2004	9.651413	10.057347	4.21%	93,100
2003	7.581177	9.651413	27.31%	68,347
2002	9.820891	7.581177	-22.81%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.743201	14.467165	-13.59%	0
2010	14.131680	16.743201	18.48%	0
2009	8.685497	14.131680	62.70%	102,304
2008	16.062097	8.685497	-45.93%	240
2007	14.833831	16.062097	8.28%	72,173
2006	13.783234	14.833831	7.62%	0
2005	14.245435	13.783234	-3.24%	35,421
2004	12.532047	14.245435	13.67%	127,654
2003	7.770574	12.532047	61.28%	55,682
2002	13.980356	7.770574	-44.42%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.498343	2.502816	-28.46%	0
2010	5.115836	3.498343	-31.62%	0
2009	9.422140	5.115836	-45.70%	0
2008	5.971479	9.422140	57.79%	0
2007	6.689046	5.971479	-10.73%	0
2006	8.715520	6.689046	-23.25%	0
2005	8.741707	8.715520	-0.30%	0
2004*	10.000000	8.741707	-12.58%	0

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.441506	3.713352	-31.76%	0
2010	6.361811	5.441506	-14.47%	0
2009	5.430816	6.361811	17.14%	0
2008	7.932581	5.430816	-31.54%	0
2007	8.469318	7.932581	-6.34%	0
2006	7.985584	8.469318	6.06%	0
2005	8.589867	7.985584	-7.03%	0
2004	9.801674	8.589867	-12.36%	0
2003*	10.000000	9.801674	-1.98%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.360617	3.964192	-9.09%	0
2010	5.949887	4.360617	-26.71%	0
2009	9.371219	5.949887	-36.51%	0
2008	7.106493	9.371219	31.87%	37,966
2007	7.391593	7.106493	-3.86%	0
2006	7.834102	7.391593	-5.65%	0
2005	8.694990	7.834102	-9.90%	0
2004*	10.000000	8.694990	-13.05%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.655926	2.343037	-11.78%	0
2010	3.438770	2.655926	-22.77%	0
2009	5.850071	3.438770	-41.22%	0
2008	4.028562	5.850071	45.21%	0
2007	4.629312	4.028562	-12.98%	0
2006	4.785822	4.629312	-3.27%	0
2005	4.817051	4.785822	-0.65%	0
2004	5.569302	4.817051	-13.51%	0
2003	9.064787	5.569302	-38.56%	0
2002	6.903561	9.064787	31.31%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.107153	3.722525	-9.36%	0
2010	5.784927	4.107153	-29.00%	0
2009	8.782902	5.784927	-34.13%	0
2008	7.179940	8.782902	22.33%	0
2007	6.946810	7.179940	3.36%	0
2006	8.042477	6.946810	-13.62%	0
2005	8.456009	8.042477	-4.89%	0
2004*	10.000000	8.456009	-15.44%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.928828	4.398100	-10.77%	0
2010	6.050457	4.928828	-18.54%	0
2009	8.513059	6.050457	-28.93%	0
2008	6.231943	8.513059	36.60%	0
2007	6.301102	6.231943	-1.10%	0
2006	6.943856	6.301102	-9.26%	0
2005	7.132993	6.943856	-2.65%	0
2004	8.097813	7.132993	-11.91%	0
2003	10.811359	8.097813	-25.10%	2,572
2002	9.059755	10.811359	19.33%	0

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.903366	6.903082	-30.30%	0
2010	8.723101	9.903366	13.53%	0
2009	7.189935	8.723101	21.32%	545
2008	10.935244	7.189935	-34.25%	331
2007	12.558705	10.935244	-12.93%	16,584
2006	12.175896	12.558705	3.14%	16,173
2005	10.312692	12.175896	18.07%	17,393
2004	9.528128	10.312692	8.23%	0
2003	7.057500	9.528128	35.01%	0
2002	8.585103	7.057500	-17.79%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.521909	14.595794	0.51%	0
2010	11.356736	14.521909	27.87%	0
2009	8.467180	11.356736	34.13%	55,806
2008	16.955767	8.467180	-50.06%	0
2007	17.736113	16.955767	-4.40%	63,518
2006	14.642309	17.736113	21.13%	84,690
2005	15.689042	14.642309	-6.67%	71,624
2004	12.911678	15.689042	21.51%	94,922
2003	9.757171	12.911678	32.33%	59,823
2002	11.668637	9.757171	-16.38%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.024580	16.340124	-9.35%	0
2010	13.357299	18.024580	34.94%	0
2009	8.934750	13.357299	49.50%	0
2008	20.167255	8.934750	-55.70%	230
2007	19.846375	20.167255	1.62%	0
2006	18.313517	19.846375	8.37%	0
2005	16.364660	18.313517	11.91%	29,417
2004	13.657269	16.364660	19.82%	16,674
2003	9.132863	13.657269	49.54%	16,140
2002	12.321288	9.132863	-25.88%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.513042	9.269575	-2.56%	0
2010	7.083272	9.513042	34.30%	0
2009	3.315045	7.083272	113.67%	1,518
2008	12.333827	3.315045	-73.12%	1,113
2007	9.807843	12.333827	25.75%	0
2006	9.533781	9.807843	2.87%	0
2005	10.021672	9.533781	-4.87%	0
2004	8.944801	10.021672	12.04%	0
2003	4.589988	8.944801	94.88%	0
2002	15.324686	4.589988	-70.05%	0

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.534508	14.568218	0.23%	0
2010	12.504369	14.534508	16.24%	0
2009	8.385773	12.504369	49.11%	8,361
2008	14.716979	8.385773	-43.02%	0
2007	12.733915	14.716979	15.57%	0
2006	12.271444	12.733915	3.77%	0
2005	12.370832	12.271444	-0.80%	0
2004	11.532439	12.370832	7.27%	55,544
2003	8.083979	11.532439	42.66%	0
2002	13.477052	8.083979	-40.02%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.996844	8.723207	-3.04%	0
2010	7.644608	8.996844	17.69%	0
2009	5.750771	7.644608	32.93%	31,544
2008	12.877562	5.750771	-55.34%	54,419
2007	12.982221	12.877562	-0.81%	161,800
2006	11.094511	12.982221	17.01%	139,621
2005	10.877405	11.094511	2.00%	266,178
2004	9.673493	10.877405	12.45%	85,842
2003	7.084260	9.673493	36.55%	0
2002	11.235837	7.084260	-36.95%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.020276	23.080168	-25.60%	0
2010	22.900683	31.020276	35.46%	0
2009	15.642340	22.900683	46.40%	44,734
2008	25.955912	15.642340	-39.73%	49,551
2007	22.133832	25.955912	17.27%	46,208
2006	18.579837	22.133832	19.13%	3,132
2005	15.666467	18.579837	18.60%	76,276
2004	18.616462	15.666467	-15.85%	57,143
2003	13.468030	18.616462	38.23%	18,642
2002	9.429902	13.468030	42.82%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.174815	15.224233	0.33%	0
2010	12.388075	15.174815	22.50%	0
2009	10.081113	12.388075	22.88%	89,911
2008	17.610158	10.081113	-42.75%	36,862
2007	22.197248	17.610158	-20.67%	85,314
2006	17.307862	22.197248	28.25%	113,827
2005	16.465148	17.307862	5.12%	61,880
2004	12.956194	16.465148	27.08%	0
2003	10.134982	12.956194	27.84%	0
2002	10.448098	10.134982	-3.00%	0

Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.191097	14.659689	3.30%	0
2010	11.559742	14.191097	22.76%	0
2009	8.170265	11.559742	41.49%	48,192
2008	12.421301	8.170265	-34.22%	112,440
2007	14.489084	12.421301	-14.27%	12,337
2006	13.417010	14.489084	7.99%	103,382
2005	12.965669	13.417010	3.48%	89,049
2004	12.008710	12.965669	7.97%	83,740
2003	9.049418	12.008710	32.70%	36,621
2002	11.813565	9.049418	-23.40%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.837065	12.781928	-13.85%	0
2010	10.971669	14.837065	35.23%	0
2009	8.389551	10.971669	30.78%	1,495
2008	17.585876	8.389551	-52.29%	243
2007	19.223978	17.585876	-8.52%	2,783
2006	16.214649	19.223978	18.56%	3,022
2005	15.904885	16.214649	1.95%	0
2004	12.949525	15.904885	22.82%	0
2003	8.035009	12.949525	61.16%	17,056
2002	12.688916	8.035009	-36.68%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.240552	6.822743	-5.77%	0
2010	5.882497	7.240552	23.09%	0
2009	4.096625	5.882497	43.59%	0
2008	13.044849	4.096625	-68.60%	0
2007	13.217890	13.044849	-1.31%	0
2006	10.891859	13.217890	21.36%	0
2005	10.738728	10.891859	1.43%	0
2004	9.364180	10.738728	14.68%	0
2003	6.160459	9.364180	52.00%	0
2002	11.631150	6.160459	-47.03%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.439397	11.100343	-2.96%	0
2010	9.326223	11.439397	22.66%	0
2009	6.456796	9.326223	44.44%	79,437
2008	10.938392	6.456796	-40.97%	9,451
2007	10.629265	10.938392	2.91%	3,996
2006	10.279111	10.629265	3.41%	14,075
2005	10.294934	10.279111	-0.15%	0
2004*	10.000000	10.294934	2.95%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.730630	10.193545	-5.01%	0
2010	9.091245	10.730630	18.03%	0
2009	6.126957	9.091245	48.38%	75,651
2008	12.164766	6.126957	-49.63%	9,735
2007	13.105064	12.164766	-7.18%	1,578
2006	11.352965	13.105064	15.43%	82,106
2005	11.106852	11.352965	2.22%	0
2004*	10.000000	11.106852	11.07%	0

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.805702	15.403967	-2.54%	0
2010	12.152357	15.805702	30.06%	0
2009	7.899454	12.152357	53.84%	114,361
2008	12.611214	7.899454	-37.36%	2,597
2007	11.854778	12.611214	6.38%	4,723
2006	11.717359	11.854778	1.17%	0
2005	10.715198	11.717359	9.35%	0
2004*	10.000000	10.715198	7.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.861657	11.715434	-8.91%	0
2010	10.913611	12.861657	17.85%	0
2009	7.165743	10.913611	52.30%	70,436
2008	12.958915	7.165743	-44.70%	1,823
2007	13.884237	12.958915	-6.66%	0
2006	12.088190	13.884237	14.86%	35,703
2005	11.375009	12.088190	6.27%	0
2004*	10.000000	11.375009	13.75%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.852816	13.052354	1.55%	0
2010	10.447792	12.852816	23.02%	0
2009	7.949641	10.447792	31.42%	3,402
2008	12.338331	7.949641	-35.57%	9,512
2007	12.592293	12.338331	-2.02%	3,791
2006	11.914466	12.592293	5.69%	9,670
2005	11.435610	11.914466	4.19%	0
2004*	10.000000	11.435610	14.36%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.721534	10.413254	-11.16%	0
2010	9.551093	11.721534	22.72%	0
2009	6.000034	9.551093	59.18%	4,687
2008	10.825434	6.000034	-44.57%	12,151
2007	13.857696	10.825434	-21.88%	0
2006	11.849471	13.857696	16.95%	16,531
2005	11.654545	11.849471	1.67%	0
2004*	10.000000	11.654545	16.55%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.302933	5.920023	-6.08%	0
2010	6.728183	6.302933	-6.32%	0
2009	8.149196	6.728183	-17.44%	0
2008	7.869290	8.149196	3.56%	60,236
2007	9.002937	7.869290	-12.59%	0
2006	10.267994	9.002937	-12.32%	0
2005*	10.000000	10.267994	2.68%	0

Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.767844	11.373359	-10.92%	0
2010	11.616986	12.767844	9.91%	0
2009	7.610336	11.616986	52.65%	56,252
2008	14.211882	7.610336	-46.45%	0
2007	13.126135	14.211882	8.27%	76,440
2006	12.635382	13.126135	3.88%	33,575
2005	12.490753	12.635382	1.16%	52,301
2004	12.587928	12.490753	-0.77%	12,672
2003	17.953623	12.587928	58.27%	55,271
2002	13.315925	7.953623	-40.27%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.331570	6.996351	-16.03%	0
2010	7.416610	8.331570	12.34%	0
2009	5.875082	7.416610	26.24%	0
2008	10.956499	5.875082	-46.38%	0
2007	10.226460	10.956499	7.14%	113,535
2006	8.722069	10.226460	17.25%	134,094
2005	8.788278	8.722069	-0.75%	137,563
2004	7.950406	8.788278	10.54%	170,453
2003	6.062442	7.950406	31.14%	48,694
2002	10.229428	6.062442	-40.74%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.344596	13.379697	-12.81%	0
2010	12.600595	15.344596	21.78%	0
2009	10.942336	12.600595	15.15%	0
2008	14.924335	10.942336	-26.68%	102,689
2007	16.674648	14.924335	-10.50%	37,733
2006	15.827992	16.674648	5.35%	79,079
2005	14.872038	15.827992	6.43%	98,367
2004	12.326264	14.872038	20.65%	119,053
2003	10.426289	12.326264	18.22%	30,885
2002	12.034246	10.426289	-13.36%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.023783	11.435555	14.08%	0
2010	9.559927	10.023783	4.85%	0
2009	8.563583	9.559927	11.63%	0
2008	12.395598	8.563583	-30.91%	168,215
2007	11.196528	12.395598	10.71%	116,938
2006	9.434781	11.196528	18.67%	124,335
2005	8.698068	9.434781	8.47%	107,656
2004	7.557991	8.698068	15.08%	4,169
2003	6.143792	7.557991	23.02%	38,849
2002	9.323654	6.143792	-34.11%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731736	10.140411	-5.51%	0
2010	11.589553	10.731736	-7.40%	0
2009	11.082002	11.589553	4.58%	0
2008	12.871879	11.082002	-13.91%	0
2007	11.109591	12.871879	15.86%	0
2006	9.702204	11.109591	14.51%	0
2005*	10.000000	9.702204	-2.98%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.274258	2.74%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.261131	-17.39%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.851972	-11.48%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.662864	-23.37%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.569628	-4.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.043970	-9.56%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.592798	5.93%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.035439	11.157224	1.10%	0
2010	9.859882	11.035439	11.92%	0
2009	8.515040	9.859882	15.79%	0
2008	13.276641	8.515040	-35.86%	0
2007	13.551296	13.276641	-2.03%	0
2006	11.803131	13.551296	14.81%	400
2005	11.504409	11.803131	2.60%	0
2004	10.383973	11.504409	10.79%	0
2003	8.187111	10.383973	26.83%	0
2002*	10.000000	8.187111	-18.13%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.225061	10.133130	-0.90%	0
2010	8.981768	10.225061	13.84%	0
2009	6.808792	8.981768	31.91%	0
2008	11.874924	6.808792	-42.66%	0
2007	10.007104	11.874924	18.66%	0
2006	10.551621	10.007104	-5.16%	0
2005	10.532524	10.551621	0.18%	0
2004	9.704770	10.532524	8.53%	0
2003	7.922346	9.704770	22.50%	0
2002*	10.000000	7.922346	-20.78%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.753196	12.631867	-0.95%	0
2010	11.467380	12.753196	11.21%	0
2009	9.757686	11.467380	17.52%	0
2008	13.591323	9.757686	-28.21%	0
2007	14.614074	13.591323	-7.00%	0
2006	12.560803	14.614074	16.35%	557
2005	12.195954	12.560803	2.99%	0
2004	10.879112	12.195954	12.10%	0
2003	8.603732	10.879112	26.45%	0
2002*	10.000000	8.603732	-13.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573743	9.990568	-5.52%	0
2010*	10.000000	10.573743	5.74%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.792059	10.099740	-14.35%	0
2010*	10.000000	11.792059	17.92%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.056916	-9.43%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.010977	14.308628	-4.68%	0
2010	13.091161	15.010977	14.66%	0
2009	9.856260	13.091161	32.82%	0
2008	17.540551	9.856260	-43.81%	0
2007	15.252842	17.540551	15.00%	0
2006	13.960304	15.252842	9.26%	349
2005	12.202331	13.960304	14.41%	0
2004	10.808002	12.202331	12.90%	0
2003	8.599463	10.808002	25.68%	0
2002*	10.000000	8.599463	-14.01%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.027307	10.888886	-1.26%	0
2010	9.787731	11.027307	12.66%	0
2009	7.682034	9.787731	27.41%	0
2008	13.701951	7.682034	-43.93%	0
2007	13.800543	13.701951	-0.71%	0
2006	11.739343	13.800543	17.56%	591
2005	11.336134	11.739343	3.56%	0
2004	10.399657	11.336134	9.00%	0
2003	8.151639	10.399657	27.58%	0
2002*	10.000000	8.151639	-18.48%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.296774	10.094191	-1.97%	0
2010	8.478495	10.296774	21.45%	0
2009	6.756763	8.478495	25.48%	0
2008	13.079208	6.756763	-48.34%	0
2007	10.532958	13.079208	24.17%	0
2006	10.078391	10.532958	4.51%	0
2005	9.740348	10.078391	3.47%	0
2004	9.632634	9.740348	1.12%	0
2003	7.414455	9.632634	29.92%	0
2002*	10.000000	7.414455	-25.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.373869	10.015135	-3.46%	0
2010*	10.000000	10.373869	3.74%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.360571	9.723476	-6.15%	0
2010*	10.000000	10.360571	3.61%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.146918	9.819943	-3.22%	0
2010*	10.000000	10.146918	1.47%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.097944	9.623659	-4.70%	0
2010*	10.000000	10.097944	0.98%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.511035	9.038971	-4.96%	0
2010	9.759644	9.511035	-2.55%	0
2009	9.869531	9.759644	-1.11%	0
2008*	10.000000	9.869531	-1.30%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.615606	8.740117	-9.10%	0
2010	8.517534	9.615606	12.89%	0
2009	6.231359	8.517534	36.69%	2,185
2008	11.167582	6.231359	-44.20%	2,226
2007	10.011971	11.167582	11.54%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.353392	9.145976	-2.22%	0
2010	8.595037	9.353392	8.82%	0
2009	7.151089	8.595037	20.19%	518
2008	10.430170	7.151089	-31.44%	502
2007	10.015252	10.430170	4.14%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.041773	8.492501	-6.07%	0
2010	8.106772	9.041773	11.53%	0
2009	6.088582	8.106772	33.15%	1,401
2008	10.731923	6.088582	-43.27%	1,436
2007*	10.000000	10.731923	7.32%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.755340	8.499641	-12.87%	0
2010*	10.000000	9.755340	-2.45%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.535969	8.666547	-9.12%	0
2010*	10.000000	9.535969	-4.64%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.652546	7.752222	-10.41%	0
2010	9.148074	8.652546	-5.42%	0
2009	9.720198	9.148074	-5.89%	2,258
2008*	10.000000	9.720198	-2.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.428409	8.543879	1.37%	0
2010	8.095527	8.428409	4.11%	0
2009	8.536914	8.095527	-5.17%	4,079
2008	10.712219	8.536914	-20.31%	6,055
2007	10.522865	10.712219	1.80%	5,374
2006	10.063149	10.522865	4.57%	4,179
2005*	10.000000	10.063149	0.63%	0

Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.271637	11.243165	-8.38%	0
2010	11.254089	12.271637	9.04%	0
2009	9.016828	11.254089	24.81%	2,734
2008	15.517836	9.016828	-41.89%	2,742
2007	12.894987	15.517836	20.34%	2,113
2006	11.806476	12.894987	9.22%	2,120
2005	10.588752	11.806476	11.50%	0
2004	9.754202	10.588752	8.56%	0
2003	7.658278	9.754202	27.37%	0
2002*	10.000000	7.658278	-23.42%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.394733	9.457931	-9.01%	0
2010*	10.000000	10.394733	3.95%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.427946	-5.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.286026	-7.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.388671	12.610155	1.79%	0
2010	11.165541	12.388671	10.95%	0
2009	7.795326	11.165541	43.23%	0
2008	11.057386	7.795326	-29.50%	0
2007	10.932144	11.057386	1.15%	0
2006	10.080512	10.932144	8.45%	0
2005*	10.000000	10.080512	0.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.696127	9.818951	-8.20%	0
2010*	10.000000	10.696127	6.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.426067	10.085667	-3.26%	0
2010*	10.000000	10.426067	4.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544462	9.982779	-5.33%	0
2010*	10.000000	10.544462	5.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.242239	10.184678	-0.56%	0
2010*	10.000000	10.242239	2.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478654	10.035066	-4.23%	0
2010*	10.000000	10.478654	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.609725	9.917237	-6.53%	0
2010*	10.000000	10.609725	6.10%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.363560	10.134422	-2.21%	0
2010*	10.000000	10.363560	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.216958	2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.223352	8.540503	-23.90%	0
2010*	10.000000	11.223352	12.23%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.795460	13.457470	5.17%	0
2010	12.453365	12.795460	2.75%	0
2009	12.367854	12.453365	0.69%	0
2008	11.709079	12.367854	5.63%	0
2007	11.145763	11.709079	5.05%	0
2006	10.998803	11.145763	1.34%	0
2005	10.871266	10.998803	1.17%	0
2004	10.736556	10.871266	1.25%	0
2003	10.723330	10.736556	0.12%	0
2002*	10.000000	10.723330	7.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.173736	11.466805	-5.81%	0
2010	10.836962	12.173736	12.34%	0
2009	8.677691	10.836962	24.88%	0
2008	14.023408	8.677691	-38.12%	0
2007	13.498489	14.023408	3.89%	0
2006	11.774135	13.498489	14.65%	0
2005	11.122892	11.774135	5.85%	0
2004*	10.000000	11.122892	11.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356155	10.243203	-1.09%	0
2010*	10.000000	10.356155	3.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.457405	10.152999	-2.91%	0
2010*	10.000000	10.457405	4.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.499575	11.607489	0.94%	0
2010	11.071538	11.499575	3.87%	0
2009	10.336029	11.071538	7.12%	0
2008	11.235422	10.336029	-8.00%	0
2007	10.870113	11.235422	3.36%	0
2006	10.445152	10.870113	4.07%	0
2005	10.303294	10.445152	1.38%	0
2004*	10.000000	10.303294	3.03%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.017548	11.779102	-1.98%	0
2010	11.056164	12.017548	8.70%	0
2009	9.445907	11.056164	17.05%	0
2008	12.571505	9.445907	-24.86%	0
2007	12.130921	12.571505	3.63%	0
2006	11.101067	12.130921	9.28%	0
2005	10.730939	11.101067	3.45%	0
2004*	10.000000	10.730939	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.205711	11.711563	-4.05%	0
2010	11.024294	12.205711	10.72%	0
2009	9.047600	11.024294	21.85%	0
2008	13.449621	9.047600	-32.73%	0
2007	12.922807	13.449621	4.08%	0
2006	11.504024	12.922807	12.33%	0
2005	10.948679	11.504024	5.07%	0
2004*	10.000000	10.948679	9.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.853793	11.874846	0.18%	0
2010	11.145984	11.853793	6.35%	0
2009	9.916694	11.145984	12.40%	0
2008	11.902462	9.916694	-16.68%	0
2007	11.472742	11.902462	3.75%	0
2006	10.794161	11.472742	6.29%	0
2005	10.518892	10.794161	2.62%	0
2004*	10.000000	10.518892	5.19%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.794442	9.603975	-1.94%	0
2010	9.989215	9.794442	-1.95%	0
2009*	10.000000	9.989215	-0.11%	17,580
2008	9.964375	9.891099	-0.74%	36,022
2007	9.749014	9.964375	2.21%	30,809
2006	9.550216	9.749014	2.08%	24,411
2005	9.524082	9.550216	0.27%	80,620
2004	9.673413	9.524082	-1.54%	84,680
2003	9.848294	9.673413	-1.78%	85,581
2002	9.974340	9.848294	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.104139	9.840160	-11.38%	0
2010*	10.000000	11.104139	11.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.577962	8.670964	-18.03%	0
2010*	10.000000	10.577962	5.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.727555	10.178772	-5.12%	0
2010*	10.000000	10.727555	7.28%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.226352	9.416383	-7.92%	0
2010*	10.000000	10.226352	2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.231657	14.303506	-6.09%	0
2010	12.249199	15.231657	24.35%	0
2009*	10.000000	12.249199	22.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.183573	10.477809	-6.31%	0
2010*	10.000000	11.183573	11.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.738894	10.285453	-4.22%	0
2010*	10.000000	10.738894	7.39%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.744484	9.492568	-2.59%	0
2010	7.924518	9.744484	22.97%	0
2009	6.332317	7.924518	25.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.614866	12.660651	-7.01%	0
2010	10.970873	13.614866	24.10%	0
2009	8.857203	10.970873	23.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.034281	13.924180	-7.38%	0
2010	12.232238	15.034281	22.91%	0
2009	9.259581	12.232238	32.10%	0
2008	15.272489	9.259581	-39.37%	0
2007	15.255940	15.272489	0.11%	0
2006	13.883478	15.255940	9.89%	0
2005	12.607213	13.883478	10.12%	0
2004	10.799494	12.607213	16.74%	0
2003	7.812069	10.799494	38.24%	0
2002*	10.000000	7.812069	-21.88%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.665384	10.540037	-1.18%	0
2010	9.585948	10.665384	11.26%	0
2009	7.749092	9.585948	23.70%	0
2008	13.520353	7.749092	-42.69%	0
2007	12.743142	13.520353	6.10%	0
2006	11.429177	12.743142	11.50%	0
2005	10.857644	11.429177	5.26%	0
2004	10.081903	10.857644	7.69%	0
2003	8.065677	10.081903	25.00%	0
2002*	10.000000	8.065677	-19.34%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.912397	-0.88%	0

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.493832	-5.06%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.201222	11.061261	-9.34%	0
2010*	10.000000	12.201222	22.01%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.553828	10.991288	4.15%	0
2010*	10.000000	10.553828	5.54%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.843355	11.527337	6.31%	0
2010*	10.000000	10.843355	8.43%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.839513	11.421165	5.37%	0
2010*	10.000000	10.839513	8.40%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545463	10.674765	1.23%	0
2010*	10.000000	10.545463	5.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.780446	-2.20%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.960299	-0.40%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.154270	8.354220	-25.10%	0
2010*	10.000000	11.154270	11.54%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774926	10.350815	-3.94%	0
2010*	10.000000	10.774926	7.75%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.840830	10.921709	0.75%	0
2010*	10.000000	10.840830	8.41%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.071378	7.925046	-28.42%	0
2010*	10.000000	11.071378	10.71%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.428267	-25.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.685613	-23.14%	0

ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.935811	7.983464	-10.66%	0
2010*	10.000000	8.935811	-10.64%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.312273	-6.88%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.325743	10.124877	-1.95%	0
2010*	10.000000	10.325743	3.26%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.843255	-1.57%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.594588	-4.05%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.965107	8.633070	-21.27%	0
2010*	10.000000	10.965107	9.65%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.551153	9.426440	-10.66%	0
2010*	10.000000	10.551153	5.51%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.238621	-17.61%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.559956	-4.40%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.693857	-13.06%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.814676	9.083495	-16.01%	0
2010*	10.000000	10.814676	8.15%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.421088	-15.79%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.886029	7.097620	-20.13%	0
2010*	10.000000	8.886029	-11.14%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.728647	10.672973	-0.52%	0
2010*	10.000000	10.728647	7.29%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.022571	11.050827	0.26%	0
2010*	10.000000	11.022571	10.23%	0

ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.349547	3.50%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.247095	-17.53%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.234980	-7.65%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.766840	5.372430	-38.72%	0
2010*	10.000000	8.766840	-12.33%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.772888	-12.27%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.297736	9.003761	8.51%	0
2010*	10.000000	8.297736	-17.02%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.500868	8.485814	-0.18%	0
2010*	10.000000	8.500868	-14.99%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.636363	7.581167	-12.22%	0
2010*	10.000000	8.636363	-13.64%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.235570	-7.64%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.476889	-5.23%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.488801	14.759894	40.72%	0
2010*	10.000000	10.488801	4.89%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.333261	10.979964	-3.12%	0
2010*	10.000000	11.333261	13.33%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.349324	5.608135	-23.69%	0
2010*	10.000000	7.349324	-26.51%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.769074	7.69%	0

Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.541985	4.988555	-23.75%	0
2010	5.902437	6.541985	10.84%	0
2009	6.234083	5.902437	-5.32%	0
2008	10.807352	6.234083	-42.32%	77,309
2007	15.117608	10.807352	-28.51%	990
2006	13.858866	15.117608	9.08%	22,030
2005	14.535572	13.858866	-4.66%	26,127
2004	12.920630	14.535572	12.50%	47,265
2003	10.002564	12.920630	29.17%	60,120
2002	10.281926	10.002564	-2.72%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.642695	19.366546	-18.09%	0
2010	19.035100	23.642695	24.21%	0
2009	12.488109	19.035100	52.43%	16,837
2008	23.327412	12.488109	-46.47%	0
2007	17.761055	23.327412	31.34%	25,646
2006	14.811066	17.761055	19.92%	30,175
2005	14.518447	14.811066	2.02%	29,447
2004	12.254211	14.518447	18.48%	98,987
2003	9.506910	12.254211	28.90%	15,089
2002	11.112913	9.506910	-14.45%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.690044	10.507777	8.44%	0
2010	8.927294	9.690044	8.54%	0
2009	7.693812	8.927294	16.03%	0
2008	8.894429	7.693812	-13.50%	70,404
2007	8.689580	8.894429	2.36%	0
2006	9.166651	8.689580	-5.20%	0
2005	8.447276	9.166651	8.52%	31,580
2004	8.521651	8.447276	-0.87%	0
2003	6.115419	8.521651	39.35%	29,533
2002	11.413661	6.115419	-46.42%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.285205	4.838030	-8.46%	0
2010	4.989607	5.285205	5.92%	0
2009	4.561498	4.989607	9.39%	14,271
2008	9.126742	4.561498	-50.02%	11,623
2007	7.105350	9.126742	28.45%	18,872
2006	8.823517	7.105350	-19.47%	16,022
2005*	10.000000	8.823517	-11.76%	58,527
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.020152	17.870449	11.55%	0
2010	13.930978	16.020152	15.00%	0
2009	11.927669	13.930978	16.80%	14,985
2008	15.879262	11.927669	-24.89%	40,278
2007	14.581265	15.879262	8.90%	32,631
2006	12.663698	14.581265	15.14%	24,674
2005	12.966188	12.663698	-2.33%	31,591
2004	11.671284	12.966188	11.09%	50,375
2003	9.768202	11.671284	19.48%	16,966
2002	10.335264	9.768202	-5.49%	0

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.448190	9.036650	6.97%	0
2010	6.915736	8.448190	22.16%	0
2009	5.153294	6.915736	34.20%	0
2008	13.729088	5.153294	-62.46%	64
2007	12.948182	13.729088	6.03%	0
2006	10.115399	12.948182	28.00%	0
2005	10.724329	10.115399	-5.68%	0
2004*	10.000000	10.724329	7.24%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.909232	6.476564	-18.11%	0
2010	7.362914	7.909232	7.42%	0
2009	4.369748	7.362914	68.50%	33,612
2008	8.933615	4.369748	-51.09%	150
2007	9.345673	8.933615	-4.41%	1,197
2006	9.299943	9.345673	0.49%	1,826
2005	9.130816	9.299943	1.85%	16,261
2004	11.936016	9.130816	-23.50%	216
2003	7.168032	11.936016	66.52%	8,161
2002	14.117110	7.168032	-49.22%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.301608	20.588643	-7.68%	0
2010	19.104748	22.301608	16.73%	0
2009	14.068458	19.104748	35.80%	9,379
2008	26.589244	14.068458	-47.09%	0
2007	20.358670	26.589244	30.60%	21,701
2006	18.550055	20.358670	9.75%	24,924
2005	13.654798	18.550055	35.85%	44,652
2004	10.528423	13.654798	29.69%	102,701
2003	8.728873	10.528423	20.62%	58,773
2002	10.293009	8.728873	-15.20%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.464710	23.537932	-11.06%	0
2010	21.413062	26.464710	23.59%	0
2009	13.446019	21.413062	59.25%	11,095
2008	32.347000	13.446019	-58.43%	22
2007	24.065796	32.347000	34.41%	15,960
2006	22.115013	24.065796	8.82%	409
2005	15.207789	22.115013	45.42%	29,044
2004	11.597211	15.207789	31.13%	941
2003	10.910059	11.597211	6.30%	0
2002	12.655364	10.910059	-13.79%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.362886	7.790861	-16.79%	0
2010	10.702236	9.362886	-12.51%	0
2009	8.046504	10.702236	33.00%	5,064
2008	18.181405	8.046504	-55.74%	0
2007	16.402538	18.181405	10.85%	4,392
2006	12.916213	16.402538	26.99%	10,177
2005	12.385208	12.916213	4.29%	8,739
2004	10.874738	12.385208	13.89%	37,946
2003	7.751539	10.874738	40.29%	28,960
2002	11.034945	7.751539	-29.75%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.821360	6.524522	-16.58%	0
2010	6.974926	7.821360	12.14%	0
2009	5.943880	6.974926	17.35%	34,382
2008	11.668665	5.943880	-49.06%	0
2007	14.658276	11.668665	-20.40%	4,533
2006	12.806304	14.658276	14.46%	44,099
2005	12.633420	12.806304	1.37%	53,077
2004	11.001462	12.633420	14.83%	118,367
2003	8.702817	11.001462	26.41%	22,800
2002	10.454638	8.702817	-16.76%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.825383	17.792952	38.73%	0
2010	11.880225	12.825383	7.96%	0
2009	17.699157	11.880225	-32.88%	6,332
2008	12.464121	17.699157	42.00%	18,823
2007	11.585290	12.464121	7.59%	14,719
2006	12.199392	11.585290	-5.03%	30,988
2005	11.553369	12.199392	5.59%	71,141
2004	10.873701	11.553369	6.25%	12,125
2003	11.210120	10.873701	-3.00%	7,077
2002	9.640809	11.210120	16.28%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.001275	11.292879	2.65%	0
2010	10.508668	11.001275	4.69%	0
2009	8.598342	10.508668	22.22%	19,814
2008	11.670726	8.598342	-26.33%	45,599
2007	11.227664	11.670726	3.95%	32,442
2006	10.893465	11.227664	3.07%	32,539
2005	10.040700	10.893465	8.49%	65,438
2004	9.640363	10.040700	4.15%	61,515
2003	7.576354	9.640363	27.24%	51,029
2002	9.819657	7.576354	-22.85%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.664426	14.391767	-13.64%	0
2010	14.072345	16.664426	18.42%	0
2009	8.653443	14.072345	62.62%	27,383
2008	16.011012	8.653443	-45.95%	41
2007	14.794233	16.011012	8.22%	27,561
2006	13.753430	14.794233	7.57%	0
2005	14.221861	13.753430	-3.29%	20,089
2004	12.517688	14.221861	13.61%	107,720
2003	7.765619	12.517688	61.19%	41,808
2002	13.978608	7.765619	-44.45%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.486476	2.493050	-28.49%	0
2010	5.101089	3.486476	-31.65%	0
2009	9.399780	5.101089	-45.73%	0
2008	5.960336	9.399780	57.71%	0
2007	6.680000	5.960336	-10.77%	0
2006	8.708155	6.680000	-23.29%	0
2005	8.738756	8.708155	-0.35%	0
2004*	10.000000	8.738756	-12.61%	0

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.420273	3.696980	-31.79%	0
2010	6.340215	5.420273	-14.51%	0
2009	5.415139	6.340215	17.08%	0
2008	7.913726	5.415139	-31.57%	0
2007	8.453522	7.913726	-6.39%	0
2006	7.974740	8.453522	6.00%	0
2005	8.582575	7.974740	-7.08%	0
2004	9.798334	8.582575	-12.41%	0
2003*	10.000000	9.798334	-2.02%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.345817	3.948737	-9.14%	0
2010	5.932725	4.345817	-26.75%	0
2009	9.348959	5.932725	-36.54%	0
2008	7.093232	9.348959	31.80%	5,277
2007	7.381590	7.093232	-3.91%	0
2006	7.827480	7.381590	-5.70%	0
2005	8.692055	7.827480	-9.95%	0
2004*	10.000000	8.692055	-13.08%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.643436	2.330828	-11.83%	0
2010	3.424339	2.643436	-22.80%	0
2009	5.828500	3.424339	-41.25%	0
2008	4.015747	5.828500	45.14%	0
2007	4.616942	4.015747	-13.02%	0
2006	4.775468	4.616942	-3.32%	0
2005	4.809078	4.775468	-0.70%	0
2004	5.562921	4.809078	-13.55%	0
2003	9.059034	5.562921	-38.59%	0
2002	6.902692	9.059034	31.24%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.093234	3.708026	-9.41%	0
2010	5.768263	4.093234	-29.04%	0
2009	8.762071	5.768263	-34.17%	0
2008	7.166566	8.762071	22.26%	0
2007	6.937414	7.166566	3.30%	0
2006	8.035677	6.937414	-13.67%	0
2005	8.453154	8.035677	-4.94%	0
2004*	10.000000	8.453154	-15.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.905631	4.375179	-10.81%	0
2010	6.025067	4.905631	-18.58%	0
2009	8.481661	6.025067	-28.96%	0
2008	6.212111	8.481661	36.53%	0
2007	6.284278	6.212111	-1.15%	0
2006	6.928831	6.284278	-9.30%	0
2005	7.121183	6.928831	-2.70%	0
2004	8.088529	7.121183	-11.96%	0
2003	10.804468	8.088529	-25.14%	486
2002	9.058608	10.804468	19.27%	0

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.856801	6.867119	-30.33%	0
2010	8.686497	9.856801	13.47%	0
2009	7.163416	8.686497	21.26%	54
2008	10.900476	7.163416	-34.28%	56
2007	12.525194	10.900476	-12.97%	1,025
2006	12.149582	12.525194	3.09%	977
2005	10.295624	12.149582	18.01%	9,868
2004	9.517213	10.295624	8.18%	0
2003	7.053007	9.517213	34.94%	0
2002	8.584018	7.053007	-17.84%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.453662	14.519821	0.46%	0
2010	11.309113	14.453662	27.81%	0
2009	8.435970	11.309113	34.06%	20,855
2008	16.901905	8.435970	-50.09%	0
2007	17.688832	16.901905	-4.45%	24,683
2006	14.610693	17.688832	21.07%	30,880
2005	15.663133	14.610693	-6.72%	28,857
2004	12.896915	15.663133	21.45%	74,115
2003	9.750968	12.896915	32.26%	47,511
2002	11.667169	9.750968	-16.42%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.939804	16.254994	-9.39%	0
2010	13.301242	17.939804	34.87%	0
2009	8.901786	13.301242	49.42%	0
2008	20.103154	8.901786	-55.72%	39
2007	19.793445	20.103154	1.56%	0
2006	18.273972	19.793445	8.31%	0
2005	16.337613	18.273972	11.85%	16,685
2004	13.641636	16.337613	19.76%	20,980
2003	9.127053	13.641636	49.46%	19,427
2002	12.319744	9.127053	-25.92%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.468266	9.221252	-2.61%	0
2010	7.053517	9.468266	34.23%	0
2009	3.302803	7.053517	113.56%	150
2008	12.294606	3.302803	-73.14%	189
2007	9.781670	12.294606	25.69%	0
2006	9.513178	9.781670	2.82%	0
2005	10.005107	9.513178	-4.92%	0
2004	8.934565	10.005107	11.98%	0
2003	4.587069	8.934565	94.78%	0
2002	15.322763	4.587069	-70.06%	0

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.466120	14.492305	0.18%	0
2010	12.451871	14.466120	16.18%	0
2009	8.354829	12.451871	49.04%	642
2008	14.670170	8.354829	-43.05%	0
2007	12.699920	14.670170	15.51%	0
2006	12.244916	12.699920	3.72%	0
2005	12.350373	12.244916	-0.85%	0
2004	11.519235	12.350373	7.22%	70,258
2003	8.078830	11.519235	42.59%	0
2002	13.475363	8.078830	-40.05%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.954509	8.677738	-3.09%	0
2010	7.612506	8.954509	17.63%	0
2009	5.729559	7.612506	32.86%	11,525
2008	12.836638	5.729559	-55.37%	24,006
2007	12.947603	12.836638	-0.86%	22,906
2006	11.070563	12.947603	16.96%	17,574
2005	10.859444	11.070563	1.94%	96,352
2004	9.662439	10.859444	12.39%	18,643
2003	7.079758	9.662439	36.48%	70
2002	11.234427	7.079758	-36.98%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.874366	22.959917	-25.63%	0
2010	22.804577	30.874366	35.39%	0
2009	15.584649	22.804577	46.33%	11,847
2008	25.873407	15.584649	-39.77%	25,447
2007	22.074801	25.873407	17.21%	17,270
2006	18.539694	22.074801	19.07%	447
2005	15.640573	18.539694	18.54%	33,160
2004	18.595164	15.640573	-15.89%	37,902
2003	13.459476	18.595164	38.16%	22,591
2002	9.428720	13.459476	42.75%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.103465	15.144951	0.27%	0
2010	12.336099	15.103465	22.43%	0
2009	10.043936	12.336099	22.82%	21,563
2008	17.554211	10.043936	-42.78%	1,787
2007	22.138085	17.554211	-20.71%	2,843
2006	17.270497	22.138085	28.18%	29,149
2005	16.437945	17.270497	5.06%	26,593
2004	12.941379	16.437945	27.02%	0
2003	10.128549	12.941379	27.77%	0
2002	10.446786	10.128549	-3.05%	0

Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.124346	14.583322	3.25%	0
2010	11.511225	14.124346	22.70%	0
2009	8.140114	11.511225	41.41%	18,010
2008	12.381807	8.140114	-34.26%	45,378
2007	14.450432	12.381807	-14.32%	1,337
2006	13.388017	14.450432	7.94%	33,880
2005	12.944224	13.388017	3.43%	34,083
2004	11.994959	12.944224	7.91%	55,688
2003	9.043657	11.994959	32.63%	20,568
2002	11.812082	9.043657	-23.44%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.767244	12.715287	-13.90%	0
2010	10.925588	14.767244	35.16%	0
2009	8.358586	10.925588	30.71%	307
2008	17.529945	8.358586	-52.32%	41
2007	19.172673	17.529945	-8.57%	192
2006	16.179601	19.172673	18.50%	142
2005	15.878570	16.179601	1.90%	0
2004	12.934691	15.878570	22.76%	314
2003	8.029881	12.934691	61.08%	20,535
2002	12.687322	8.029881	-36.71%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.206480	6.787172	-5.82%	0
2010	5.857793	7.206480	23.02%	0
2009	4.081509	5.857793	43.52%	0
2008	13.003382	4.081509	-68.61%	0
2007	13.182623	13.003382	-1.36%	0
2006	10.868323	13.182623	21.29%	0
2005	10.720962	10.868323	1.37%	0
2004	9.353454	10.720962	14.62%	0
2003	6.156533	9.353454	51.93%	0
2002	11.629689	6.156533	-47.06%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.400604	11.057078	-3.01%	0
2010	9.299327	11.400604	22.60%	0
2009	6.441453	9.299327	44.37%	9,962
2008	10.917971	6.441453	-41.00%	2,875
2007	10.614862	10.917971	2.86%	4,927
2006	10.270412	10.614862	3.35%	3,352
2005	10.291468	10.270412	-0.20%	0
2004*	10.000000	10.291468	2.91%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.694225	10.153789	-5.05%	0
2010	9.065016	10.694225	17.97%	0
2009	6.112402	9.065016	48.31%	9,952
2008	12.142084	6.112402	-49.66%	2,445
2007	13.087340	12.142084	-7.22%	1,946
2006	11.343369	13.087340	15.37%	25,770
2005	11.103100	11.343369	2.16%	0
2004*	10.000000	11.103100	11.03%	0

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.752124	15.343949	-2.59%	0
2010	12.117325	15.752124	30.00%	0
2009	7.880695	12.117325	53.76%	14,345
2008	12.587699	7.880695	-37.39%	2,019
2007	11.838741	12.587699	6.33%	5,824
2006	11.707462	11.838741	1.12%	903
2005	10.711581	11.707462	9.30%	0
2004*	10.000000	10.711581	7.12%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.818015	11.669733	-8.96%	0
2010	10.882126	12.818015	17.79%	0
2009	7.148717	10.882126	52.22%	9,267
2008	12.934748	7.148717	-44.73%	2,165
2007	13.865452	12.934748	-6.71%	0
2006	12.077967	13.865452	14.80%	9,497
2005	11.371167	12.077967	6.22%	0
2004*	10.000000	11.371167	13.71%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.809247	13.001495	1.50%	0
2010	10.417687	12.809247	22.96%	0
2009	7.930777	10.417687	31.36%	0
2008	12.315334	7.930777	-35.60%	3,211
2007	12.575268	12.315334	-2.07%	4,674
2006	11.904411	12.575268	5.64%	2,031
2005	11.431761	11.904411	4.13%	0
2004*	10.000000	11.431761	14.32%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.681772	10.372641	-11.21%	0
2010	9.523537	11.681772	22.66%	0
2009	5.985775	9.523537	59.10%	0
2008	10.805247	5.985775	-44.60%	3,694
2007	13.838959	10.805247	-21.92%	0
2006	11.839461	13.838959	16.89%	3,574
2005	11.650618	11.839461	1.62%	0
2004*	10.000000	11.650618	16.51%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.286111	5.901223	-6.12%	0
2010	6.713645	6.286111	-6.37%	0
2009	8.135742	6.713645	-17.48%	0
2008	7.860291	8.135742	3.50%	8,361
2007	8.997252	7.860291	-12.64%	0
2006	10.266733	8.997252	-12.36%	0
2005*	10.000000	10.266733	2.67%	0

Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.707822	11.314130	-10.97%	0
2010	11.568266	12.707822	9.85%	0
2009	7.582277	11.568266	52.57%	21,022
2008	14.166721	7.582277	-46.48%	0
2007	13.091130	14.166721	8.22%	12,003
2006	12.608099	13.091130	3.83%	4,878
2005	12.470107	12.608099	1.11%	16,466
2004	12.573530	12.470107	-0.82%	6,679
2003	7.948565	12.573530	58.19%	45,105
2002	13.314259	7.948565	-40.30%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.292387	6.959901	-16.07%	0
2010	7.385469	8.292387	12.28%	0
2009	5.853394	7.385469	26.17%	0
2008	10.921632	5.853394	-46.41%	0
2007	10.199150	10.921632	7.08%	40,232
2006	8.703197	10.199150	17.19%	47,401
2005	8.773732	8.703197	-0.80%	61,841
2004	7.941296	8.773732	10.48%	145,295
2003	6.058581	7.941296	31.08%	23,573
2002	10.228141	6.058581	-40.77%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.272394	13.309965	-12.85%	0
2010	12.547698	15.272394	21.71%	0
2009	10.901964	12.547698	15.10%	0
2008	14.876866	10.901964	-26.72%	42,754
2007	16.630136	14.876866	-10.54%	3,664
2006	15.793758	16.630136	5.30%	25,288
2005	14.847433	15.793758	6.37%	38,560
2004	12.312155	14.847433	20.59%	102,094
2003	10.419656	12.312155	18.16%	15,568
2002	12.032737	10.419656	-13.41%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.976677	11.376015	14.03%	0
2011	9.976677	11.376015	14.03%	0
2010	9.519849	9.976677	4.80%	0
2009	8.532025	9.519849	11.58%	0
2008	12.356219	8.532025	-30.95%	71,577
2007	11.166662	12.356219	10.65%	42,430
2006	9.414392	11.166662	18.61%	43,270
2005	8.683684	9.414392	8.41%	42,279
2004	7.549326	8.683684	15.03%	2,180
2003	6.139878	7.549326	22.96%	47,037
2002	9.322478	6.139878	-34.14%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.703065	10.108169	-5.56%	0
2010	11.564486	10.703065	-7.45%	0
2009	11.063664	11.564486	4.53%	0
2008	12.857145	11.063664	-13.95%	0
2007	11.102573	12.857145	15.80%	0
2006	9.701011	11.102573	14.45%	0
2005*	10.000000	9.701011	-2.99%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.270792	2.71%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.258336	-17.42%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.848970	-11.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.660267	-23.40%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.566384	-4.34%	0

Maximum Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.037847	-9.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.585628	5.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938249	11.047712	1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.134970	10.033638	-1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.640868	12.507859	-1.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.566598	9.973646	-5.61%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.784078	10.082635	-14.44%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.050781	-9.49%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.878811	14.168211	-4.78%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.930168	10.781987	-1.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206067	9.995081	-2.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.366852	9.998157	-3.56%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.353559	9.707003	-6.24%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.140070	9.803326	-3.32%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.091113	9.607355	-4.79%	0
Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.491148	9.010894	-5.06%	0

Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.575691	8.694970	-9.20%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.314574	9.098761	-2.32%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.007947	8.452122	-6.17%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.748742	8.485242	-12.96%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.529526	8.651878	-9.21%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.634444	7.728114	-10.50%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.384750	8.490987	1.27%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.163554	11.132793	-8.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387714	9.441919	-9.10%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.322579	12.530113	1.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.688893	9.802320	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419019	10.068599	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.537328	9.965878	-5.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.235316	10.167450	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.471573	10.018081	-4.33%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602550	9.900441	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356558	10.117270	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215772	8.526038	-23.98%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.682780	13.325404	5.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.091281	11.377544	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349148	10.225861	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450331	10.135800	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.421699	11.517142	0.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.936153	11.687409	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.123008	11.620369	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.773498	11.782413	0.08%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.783904	9.583885	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.096640	9.823486	-11.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570808	8.656266	-18.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.720302	10.161534	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.219439	9.400435	-8.01%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.205505	14.264417	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.176012	10.460063	-6.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731640	10.268050	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.658628	9.399350	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.494918	12.536319	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.901874	13.787495	-7.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.571445	10.436569	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.905703	-0.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.192985	11.042551	-9.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.546687	10.972678	4.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835931	11.507722	6.20%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.832178	11.401830	5.26%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.538331	10.656693	1.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.773742	-2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.953562	-0.46%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.146730	8.340058	-25.18%	0

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767542	10.333196	-4.03%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.833504	10.903224	0.64%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.063904	7.911625	-28.49%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.929765	7.969954	-10.75%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318759	10.107731	-2.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.957692	8.618435	-21.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544011	9.410461	-10.75%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.687959	-13.12%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.807367	9.068105	-16.09%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.415384	-15.85%	0

ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.880013	7.085591	-20.21%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721400	10.654915	-0.62%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.015125	11.032126	0.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.760901	5.363311	-38.78%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.292117	8.988517	8.40%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.495104	8.471441	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.630520	7.568327	-12.31%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.481704	14.734892	40.58%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.325604	10.961384	-3.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.344336	5.598619	-23.77%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.761788	7.62%	0

Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.480483	4.936615	-23.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.420622	19.165088	-18.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.599023	10.398495	8.33%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.256969	4.807287	-8.55%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.869726	17.684643	11.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.390919	8.966259	6.86%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.834934	6.409178	-18.20%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.092131	20.374481	-7.77%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.216155	23.293111	-11.15%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.274938	7.709804	-16.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.747853	6.456613	-16.67%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.704941	17.607952	38.59%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.897979	11.175457	2.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.507914	14.242080	-13.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.462839	2.473628	-28.57%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.377997	3.664404	-31.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.316360	3.917981	-9.23%	0

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.618577	2.306557	-11.92%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.065489	3.679145	-9.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.859535	4.329656	-10.90%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.764235	6.795676	-30.40%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.317870	14.368762	0.36%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.771277	16.085882	-9.48%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.379279	9.125279	-2.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.330281	14.341606	0.08%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.870371	8.587440	-3.19%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.584193	22.720947	-25.71%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.961537	14.987370	0.17%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.991722	14.431689	3.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.628512	12.582994	-13.98%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.138777	6.716570	-5.91%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.323340	10.970958	-3.11%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.621786	10.074748	-5.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.645397	15.224472	-2.69%	0

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.731164	11.578859	-9.05%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.722433	12.900233	1.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.602596	10.291844	-11.30%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.252565	5.863773	-6.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.588415	11.196403	-11.06%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.214467	6.887485	-16.15%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.128956	13.171524	-12.94%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.882964	11.257706	13.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645956	10.043993	-5.65%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.655066	-23.45%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.559913	-4.40%	0

Nationwide Variable Account 4
Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
	1,650,604 shares (cost $23,714,556)	$21,920,017
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
	314,095 shares (cost $2,729,862)	2,248,921
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
	7,130 shares (cost $100,369)	100,247
Emerging Markets Debt Portfolio - Class II (MSEMB)
	46,914 shares (cost $376,505)	387,511
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
	6,496 shares (cost $55,005)	55,670
Global Real Estate Portfolio - Class II (VKVGR2)
	11,550 shares (cost $85,998)	84,548
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	49,624 shares (cost $858,200)	855,515
Federated NVIT High Income Bond Fund - Class III (HIBF3)
	10,628,706 shares (cost $69,091,043)	69,405,451
NVIT Emerging Markets Fund - Class III (GEM3)
	122,783 shares (cost $1,577,100)	1,245,022
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
	44,912 shares (cost $405,890)	362,891
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
	202,106 shares (cost $2,104,030)	2,015,000
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
	180,045 shares (cost $1,830,184)	1,712,227
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
	551,827 shares (cost $5,761,134)	5,667,268
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
	372,392 shares (cost $3,796,795)	3,630,821
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
	183,219 shares (cost $1,776,685)	1,680,119
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
	137,086 shares (cost $1,417,536)	1,391,419
NVIT Core Plus Bond Fund - Class II (NVLCP2)
	214,400 shares (cost $2,449,766)	2,459,169
NVIT Fund - Class III (TRF3)
	45,655 shares (cost $408,575)	415,005
NVIT Government Bond Fund - Class III (GBF3)
	2,059,771 shares (cost $24,727,444)	24,573,073
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
	510,534 shares (cost $4,306,894)	4,441,645
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
	34,111 shares (cost $435,550)	437,299
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
	37,507 shares (cost $531,986)	518,351
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
	1,652,283 shares (cost $16,468,384)	16,787,195
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
	2,270,238 shares (cost $22,030,235)	23,338,048
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
	761,739 shares (cost $7,192,622)	7,548,830
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
	1,389,475 shares (cost $13,825,464)	14,381,061
NVIT Money Market Fund - Class I (SAM)
	27,825 shares (cost $27,825)	27,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
159,061 shares (cost $1,555,016)	1,387,013
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
83,821 shares (cost $825,125)	694,879
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
53,032 shares (cost $509,273)	492,135
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
54,181 shares (cost $448,636)	435,619
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
34,318 shares (cost $232,016)	349,696
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
158,848 shares (cost $1,672,084)	1,602,777
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
60,974 shares (cost $658,616)	605,472
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
33,812 shares (cost $581,248)	515,631
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
66,587 shares (cost $652,159)	658,549
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
148,394 shares (cost $2,480,589)	2,524,190
NVIT Short Term Bond Fund - Class II (NVSTB2)
428,763 shares (cost $4,452,038)	4,420,546
NVIT Money Market Fund - Class II (NVMM2)
235,054,118 shares (cost $235,054,118)	235,054,118
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
5,103 shares (cost $54,469)	55,117
VP Income & Growth Fund - Class III (ACVIG3)
686,137 shares (cost $3,970,194)	4,212,883
VP Inflation Protection Fund - Class II (ACVIP2)
533,596 shares (cost $6,243,498)	6,269,749
VP Ultra(R) Fund - Class III (ACVU3)
47,327 shares (cost $396,815)	448,187
VP Value Fund - Class III (ACVV3)
995,084 shares (cost $5,572,761)	5,771,485
Quality Bond Fund II - Primary Shares (FQB)
425 shares (cost $4,670)	4,763
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
55,582 shares (cost $789,150)	754,244
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
333,608 shares (cost $6,256,944)	7,539,544
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
201,495 shares (cost $3,579,928)	3,695,410
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
139,652 shares (cost $5,276,658)	5,091,707
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
265,547 shares (cost $2,098,153)	2,015,503
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
1,816 shares (cost $38,082)	33,030
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
142,693 shares (cost $2,373,037)	1,932,059
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
17,062 shares (cost $126,862)	86,506
All Asset Portfolio - Advisor Class (PMVAAD)
368,162 shares (cost $3,889,995)	3,862,017
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
502,249 shares (cost $6,064,962)	6,072,185
Low Duration Portfolio - Advisor Class (PMVLAD)
548,346 shares (cost $5,696,546)	5,691,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Total Return Portfolio - Advisor Class (PMVTRD)
895,873 shares (cost $9,963,236)	9,872,523
Variable Insurance Trust - Commodity RealReturn( TM ) Strategy Portfolio - Advisor Class (PMVRSD)
472,655 shares (cost $4,197,993)	3,436,204
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
548,395 shares (cost $7,482,879)	7,485,596
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
533,524 shares (cost $7,693,034)	7,378,638
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
7,258,067 shares (cost $53,741,584)	54,217,762
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
147,771 shares (cost $4,164,124)	3,503,651
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
556,161 shares (cost $5,442,068)	5,494,869
Ultra Short NASDAQ-100 (PROUSN)
98,092 shares (cost $551,276)	554,218
VP Access High Yield (PROAHY)
145,088 shares (cost $3,777,974)	3,817,270
VP Asia 30 (PROA30)
32,679 shares (cost $1,442,825)	1,378,741
VP Banks (PROBNK)
16,259 shares (cost $150,142)	151,374
VP Basic Materials (PROBM)
9,127 shares (cost $415,591)	398,841
VP Bear (PROBR)
103,110 shares (cost $1,975,695)	1,913,725
VP Biotechnology (PROBIO)
5,084 shares (cost $117,514)	123,896
VP Bull (PROBL)
296,185 shares (cost $7,660,575)	7,677,111
VP Consumer Goods (PROCG)
6,826 shares (cost $243,263)	249,272
VP Consumer Services (PROCS)
16,128 shares (cost $542,892)	544,631
VP Emerging Markets (PROEM)
131,758 shares (cost $3,410,197)	3,210,947
VP Europe 30 (PROE30)
8,502 shares (cost $160,610)	163,325
VP Financials (PROFIN)
9,445 shares (cost $157,491)	161,219
VP Health Care (PROHC)
16,598 shares (cost $520,653)	526,822
VP Industrials (PROIND)
23,342 shares (cost $842,539)	841,934
VP International (PROINT)
129,014 shares (cost $2,499,689)	2,404,817
VP Internet (PRONET)
1,514 shares (cost $84,337)	83,172
VP Japan (PROJP)
23,767 shares (cost $263,477)	246,468
VP NASDAQ-100 (PRON)
134,570 shares (cost $2,614,413)	2,628,152
VP Oil and Gas (PROOG)
68,294 shares (cost $3,181,397)	3,242,605
VP Pharmaceuticals (PROPHR)
118,113 shares (cost $2,901,511)	2,958,727
VP Precious Metals (PROPM)
72,027 shares (cost $3,444,040)	3,198,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VP Real Estate (PRORE)
9,298 shares (cost $406,811)	420,474
VP Rising Rates Opportunity (PRORRO)
67,738 shares (cost $510,742)	508,032
VP Semiconductor (PROSCN)
6,756 shares (cost $132,885)	129,653
VP Short Emerging Markets (PROSEM)
53,128 shares (cost $780,871)	794,257
VP Short International (PROSIN)
66,095 shares (cost $1,398,490)	1,382,709
VP Short NADSAQ-100 (PROSN)
64,911 shares (cost $553,722)	549,150
VP Technology (PROTEC)
59,823 shares (cost $1,014,091)	992,472
VP Telecommunications (PROTEL)
4,700 shares (cost $34,968)	35,109
VP U.S. Government Plus (PROGVP)
116,940 shares (cost $3,181,738)	3,284,834
VP Ultra NASDAQ-100 (PROUN)
83,246 shares (cost $1,834,897)	1,790,631
VP Utilities (PROUTL)
51,235 shares (cost $1,614,725)	1,663,596
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
25,192 shares (cost $616,727)	572,104
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
81,085 shares (cost $1,968,378)	1,906,315
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
176,287 shares (cost $4,382,337)	4,190,342
Variable Trust: All-Cap Opportunity Fund (RSRF)
713,249 shares (cost $8,533,990)	8,530,464
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
175,339 shares (cost $3,392,694)	3,310,402
SGI Variable Trust - CLS AdvisorOne Amerigo Fund (RVAMR)
356,169 shares (cost $11,091,629)	11,397,423
Variable Trust: Banking Fund (RBKF)
77,126 shares (cost $831,232)	834,501
Variable Trust: Basic Materials Fund (RBMF)
255,144 shares (cost $7,017,125)	6,618,443
SGI Variable Trust - CLS AdvisorOne Select Allocation Fund (RVBER)
350,205 shares (cost $7,979,859)	7,900,618
Variable Trust: Biotechnology Fund (RBF)
208,068 shares (cost $5,514,012)	5,736,437
SGI Variable Trust - CLS AdvisorOne Clermont Fund (RVCLR)
417,271 shares (cost $9,976,848)	9,680,689
Variable Trust: Commodities Strategy Fund (RVCMD)
512,591 shares (cost $6,433,760)	5,828,156
Variable Trust: Consumer Products Fund (RCPF)
204,497 shares (cost $8,333,785)	8,552,084
Variable Trust: Dow 2x Strategy Fund (RVLDD)
114,468 shares (cost $9,792,150)	10,208,290
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
747,049 shares (cost $16,801,065)	15,904,666
Variable Trust: DWA Sector Rotation Fund (RVDSR)
1,032,597 shares (cost $22,470,035)	22,892,668
Variable Trust: Electronics Fund (RELF)
663,173 shares (cost $1,908,725)	1,890,042
Variable Trust: Energy Fund (RENF)
318,862 shares (cost $9,285,830)	9,323,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Variable Trust: Energy Services Fund (RESF)
367,571 shares (cost $8,675,652)	8,171,113
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
147,156 shares (cost $1,883,016)	1,848,276
Variable Trust: Financial Services Fund (RFSF)
241,938 shares (cost $3,065,772)	3,123,414
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
1,014,331 shares (cost $19,594,469)	20,106,202
Variable Trust: Health Care Fund (RHCF)
211,663 shares (cost $6,071,183)	6,239,835
Variable Trust: Internet Fund (RINF)
193,663 shares (cost $3,459,154)	3,361,994
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
338,475 shares (cost $3,544,987)	3,391,522
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
290,485 shares (cost $2,923,932)	2,861,278
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
41,726 shares (cost $958,309)	874,985
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
198,340 shares (cost $2,132,319)	2,106,367
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
134,551 shares (cost $2,594,821)	2,579,336
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
173,772 shares (cost $5,612,368)	5,557,236
Variable Trust: Japan 2x Strategy Fund (RLCJ)
59,600 shares (cost $878,326)	910,096
Variable Trust: Leisure Fund (RLF)
74,708 shares (cost $4,166,342)	4,152,247
Variable Trust: Managed Futures Strategy Fund (RVMFU)
340,807 shares (cost $7,545,029)	6,966,086
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
229,296 shares (cost $4,303,367)	4,354,322
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
269,580 shares (cost $5,512,029)	5,936,160
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
243,304 shares (cost $5,025,690)	5,033,958
Variable Trust: NASDAQ-100(R) Fund (ROF)
340,043 shares (cost $6,584,312)	6,569,627
Variable Trust: Nova Fund (RNF)
132,675 shares (cost $9,350,756)	9,596,347
Variable Trust: Precious Metals Fund (RPMF)
1,690,075 shares (cost $27,358,335)	24,387,776
Variable Trust: Real Estate Fund (RREF)
319,368 shares (cost $8,094,498)	8,271,633
Variable Trust: Retailing Fund (RRF)
480,918 shares (cost $6,915,472)	6,881,935
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
163,558 shares (cost $4,376,638)	4,373,550
Variable Trust: S&P 500 2x Strategy Fund (RTF)
93,366 shares (cost $9,788,832)	10,087,310
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
521,884 shares (cost $15,797,825)	15,651,310
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
184,367 shares (cost $14,509,509)	14,524,403
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
290,423 shares (cost $11,024,477)	10,603,347
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
220,914 shares (cost $16,268,525)	16,294,618

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
	270,213 shares (cost $8,287,630)	8,354,972
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
	63,074 shares (cost $5,654,665)	5,824,880
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
	225,722 shares (cost $2,813,555)	2,839,587
Variable Trust: Technology Fund (RTEC)
	422,162 shares (cost $4,569,168)	4,491,807
Variable Trust: Telecommunications Fund (RTEL)
	232,680 shares (cost $2,083,023)	2,094,117
Variable Trust: Transportation Fund (RTRF)
	254,591 shares (cost $3,584,233)	3,561,726
Variable Trust: Utilities Fund (RUTL)
	495,213 shares (cost $9,386,470)	9,656,652
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
	33,820 shares (cost $875,398)	822,507
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
	21,844 shares (cost $772,831)	671,694
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
	205,782 shares (cost $2,029,848)	2,008,435
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
	2,139,169 shares (cost $20,740,422)	19,482,909

Total Investments		$1,059,285,886
Accounts Payable		(63,526)

		$1,059,222,360

Contract Owners’ Equity:
Accumulation units		1,059,078,599
Contracts in payout (annuitization) period (note 1f)		143,761

Total Contract Owners’ Equity (note 5)		$1,059,222,360

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	MLVGA3	CSCRS	MVGTAS	MSEMB	MSVGT2	VKVGR2	GVAAA2
Reinvested dividends	$12,189,541	520,946	75,399	843	4,973	247	1,178	42
Mortality and expense risk charges (note 2)	(15,376,167)	(321,962)	(38,669)	(604)	(2,851)	(533)	(498)	(3,658)

Net investment income (loss)	(3,186,626)	198,984	36,730	239	2,122	(286)	680	(3,616)

Realized gain (loss) on investments	(2,757,430)	731,104	(92,481)	(3,539)	(40)	(4,509)	(6,956)	(38,392)
Change in unrealized gain (loss) on investments	(54,427,769)	(2,964,673)	(506,418)	(121)	11,007	665	(1,450)	(2,685)

Net gain (loss) on investments	(57,185,199)	(2,233,569)	(598,899)	(3,660)	10,967	(3,844)	(8,406)	(41,077)

Reinvested capital gains	7,433,025	560,633	-	375	1,572	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,938,800)	(1,473,952)	(562,169)	(3,046)	14,661	(4,130)	(7,726)	(44,693)

Investment Activity:	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$3,050,243	12,458	10,696	36,160	35,945	155,021	82,325	33,813
Mortality and expense risk charges (note 2)	(666,386)	(29,878)	(9,162)	(26,346)	(26,018)	(80,651)	(50,554)	(20,074)

Net investment income (loss)	2,383,857	(17,420)	1,534	9,814	9,927	74,370	31,771	13,739

Realized gain (loss) on investments	1,064,524	54,867	3,041	31,550	39,231	76,319	147,121	44,355
Change in unrealized gain (loss) on investments	(906,506)	(486,648)	(34,191)	(143,912)	(207,743)	(175,889)	(366,713)	(177,849)

Net gain (loss) on investments	158,018	(431,781)	(31,150)	(112,362)	(168,512)	(99,570)	(219,592)	(133,494)

Reinvested capital gains	-	-	4,518	11,726	10,075	29,244	23,896	14,116

Net increase (decrease) in contract owners’ equity resulting from operations	$2,541,875	(449,201)	(25,098)	(90,822)	(148,510)	4,044	(163,925)	(105,639)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6
Reinvested dividends	$32,001	33,280	4,753	722,241	87,631	8,994	6,852	418,290
Mortality and expense risk charges (note 2)	(20,906)	(17,749)	(4,456)	(342,291)	(66,335)	(6,097)	(7,182)	(240,961)

Net investment income (loss)	11,095	15,531	297	379,950	21,296	2,897	(330)	177,329

Realized gain (loss) on investments	40,679	4,135	8,744	(321,821)	396,540	24,039	21,825	154,581
Change in unrealized gain (loss) on investments	(89,708)	9,403	(22,454)	1,167,856	(591,416)	(25,948)	(31,889)	(130,721)

Net gain (loss) on investments	(49,029)	13,538	(13,710)	846,035	(194,876)	(1,909)	(10,064)	23,860

Reinvested capital gains	8,076	2,594	-	72,498	-	393	302	58,172

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,858)	31,663	(13,413)	1,298,483	(173,580)	1,381	(10,092)	259,361

Investment Activity:	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2
Reinvested dividends	$474,414	173,003	348,391	-	15,873	14,073	-	3,061
Mortality and expense risk charges (note 2)	(319,117)	(121,274)	(210,075)	(365)	(17,639)	(8,703)	(5,215)	(4,094)

Net investment income (loss)	155,297	51,729	138,316	(365)	(1,766)	5,370	(5,215)	(1,033)

Realized gain (loss) on investments	(414,825)	429,741	514,820	-	56,627	29,510	(16,601)	9,276
Change in unrealized gain (loss) on investments	40,865	(737,834)	(544,042)	-	(234,695)	(187,037)	(14,368)	(40,246)

Net gain (loss) on investments	(373,960)	(308,093)	(29,222)	-	(178,068)	(157,527)	(30,969)	(30,970)

Reinvested capital gains	-	-	-	-	-	-	-	14,739

Net increase (decrease) in contract owners’ equity resulting from operations	$(218,663)	(256,364)	109,094	(365)	(179,834)	(152,157)	(36,184)	(17,264)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2	NVMM2
Reinvested dividends	$-	-	4,914	-	3,354	16,012	49,363	149
Mortality and expense risk charges (note 2)	(6,050)	(20,500)	(7,041)	(8,578)	(11,407)	(40,188)	(32,715)	(3,535,810)

Net investment income (loss)	(6,050)	(20,500)	(2,127)	(8,578)	(8,053)	(24,176)	16,648	(3,535,661)

Realized gain (loss) on investments	97,794	52,983	(1,606)	71,907	102,781	277,992	(8,906)	-
Change in unrealized gain (loss) on investments	(106,874)	(142,645)	(65,049)	(136,051)	(160,302)	(443,592)	(31,491)	-

Net gain (loss) on investments	(9,080)	(89,662)	(66,655)	(64,144)	(57,521)	(165,600)	(40,397)	-

Reinvested capital gains	-	-	2,673	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,130)	(110,162)	(66,109)	(72,722)	(65,574)	(189,776)	(23,749)	(3,535,661)

Investment Activity:	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB	FAM2	FC2R
Reinvested dividends	$-	65,955	102,415	-	137,321	245	13,766	61,299
Mortality and expense risk charges (note 2)	(251)	(58,448)	(42,723)	(7,637)	(97,247)	(62)	(1,909)	(124,132)

Net investment income (loss)	(251)	7,507	59,692	(7,637)	40,074	183	11,857	(62,833)

Realized gain (loss) on investments	(1,347)	(11,403)	122,332	76,258	518,925	3	(2,487)	(107,088)
Change in unrealized gain (loss) on investments	648	47,090	26,251	(54,960)	(686,987)	(140)	(34,906)	(184,986)

Net gain (loss) on investments	(699)	35,687	148,583	21,298	(168,062)	(137)	(37,393)	(292,074)

Reinvested capital gains	-	-	-	-	-	-	3,591	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(950)	43,194	208,275	13,661	(127,988)	46	(21,945)	(354,907)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FEI2R	FG2R	FTVFA2	SBTRP	SBVI	SBIEP	PMVAAD	PMVFAD
Reinvested dividends	$86,738	6,172	308	477	43,969	8,683	123,243	66,716
Mortality and expense risk charges (note 2)	(65,768)	(79,082)	(24,872)	(452)	(25,890)	(1,251)	(15,512)	(40,618)

Net investment income (loss)	20,970	(72,910)	(24,564)	25	18,079	7,432	107,731	26,098

Realized gain (loss) on investments	307,320	990,261	96,671	(49)	(35,598)	(3,022)	(39,535)	118,750
Change in unrealized gain (loss) on investments	(470,169)	(1,075,246)	(184,476)	(2,620)	86,116	(17,034)	(27,978)	8,471

Net gain (loss) on investments	(162,849)	(84,985)	(87,805)	(2,669)	50,518	(20,056)	(67,513)	127,221

Reinvested capital gains	-	19,393	-	-	-	-	-	17,045

Net increase (decrease) in contract owners’ equity resulting from operations	$(141,879)	(138,502)	(112,369)	(2,644)	68,597	(12,624)	40,218	170,364

Investment Activity:	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2
Reinvested dividends	$56,672	85,829	656,675	351,629	226,190	1,062,489	-	209,737
Mortality and expense risk charges (note 2)	(60,151)	(44,256)	(61,509)	(95,919)	(117,449)	(227,221)	(71,177)	(61,162)

Net investment income (loss)	(3,479)	41,573	595,166	255,710	108,741	835,268	(71,177)	148,575

Realized gain (loss) on investments	(116,712)	(77,465)	38,216	(102,743)	296,597	(165,135)	(267,397)	(491,904)
Change in unrealized gain (loss) on investments	(4,710)	(90,713)	(1,060,846)	131,701	(203,325)	376,379	(979,820)	(35,488)

Net gain (loss) on investments	(121,422)	(168,178)	(1,022,630)	28,958	93,272	211,244	(1,247,217)	(527,392)

Reinvested capital gains	-	138,781	-	-	196,162	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,901)	12,176	(427,464)	284,668	398,175	1,046,512	(1,318,394)	(378,817)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL
Reinvested dividends	$-	72,126	477	-	-	-	-	-
Mortality and expense risk charges (note 2)	(12,780)	(94,047)	(22,942)	(1,845)	(2,009)	(24,006)	(2,020)	(95,026)

Net investment income (loss)	(12,780)	(21,921)	(22,465)	(1,845)	(2,009)	(24,006)	(2,020)	(95,026)

Realized gain (loss) on investments	(401,180)	(801,398)	(373,138)	(55,521)	(77,457)	(315,446)	(50,598)	(361,956)
Change in unrealized gain (loss) on investments	2,043	(47,458)	(79,490)	1,232	(16,750)	117,772	6,382	18,313

Net gain (loss) on investments	(399,137)	(848,856)	(452,628)	(54,289)	(94,207)	(197,674)	(44,216)	(343,643)

Reinvested capital gains	-	215,264	80,266	-	-	-	-	92,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(411,917)	(655,513)	(394,827)	(56,134)	(96,216)	(221,680)	(46,236)	(346,388)

Investment Activity:	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT
Reinvested dividends	$-	-	-	1,914	-	-	-	-
Mortality and expense risk charges (note 2)	(1,910)	(1,426)	(55,214)	(4,064)	(1,222)	(4,402)	(5,871)	(45,726)

Net investment income (loss)	(1,910)	(1,426)	(55,214)	(2,150)	(1,222)	(4,402)	(5,871)	(45,726)

Realized gain (loss) on investments	(38,128)	(5,499)	(530,056)	(71,813)	25,537	(80,300)	(50,068)	(454,196)
Change in unrealized gain (loss) on investments	6,009	1,739	(427,949)	1,880	3,728	6,169	(604)	(160,194)

Net gain (loss) on investments	(32,119)	(3,760)	(958,005)	(69,933)	29,265	(74,131)	(50,672)	(614,390)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,029)	(5,186)	(1,013,219)	(72,083)	28,043	(78,533)	(56,543)	(660,116)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO
Reinvested dividends	$-	-	-	7,814	-	-	-	-
Mortality and expense risk charges (note 2)	(690)	(5,292)	(25,428)	(64,873)	(5,860)	(28,442)	(3,676)	(27,125)

Net investment income (loss)	(690)	(5,292)	(25,428)	(57,059)	(5,860)	(28,442)	(3,676)	(27,125)

Realized gain (loss) on investments	(30,087)	(139,175)	(126,469)	629,174	(40,105)	(342,156)	(119,485)	(915,760)
Change in unrealized gain (loss) on investments	(1,165)	(16,842)	446	(170,139)	57,216	(245,327)	13,663	50,818

Net gain (loss) on investments	(31,252)	(156,017)	(126,023)	459,035	17,111	(587,483)	(105,822)	(864,942)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,942)	(161,309)	(151,451)	401,976	11,251	(615,925)	(109,498)	(892,067)

Investment Activity:	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN
Reinvested dividends	$-	-	-	-	-	-	4,052	-
Mortality and expense risk charges (note 2)	(815)	(9,152)	(13,201)	(9,983)	(6,099)	(931)	(40,612)	(17,209)

Net investment income (loss)	(815)	(9,152)	(13,201)	(9,983)	(6,099)	(931)	(36,560)	(17,209)

Realized gain (loss) on investments	(43,900)	(138,074)	(223,391)	(68,680)	(33,197)	(12,560)	1,296,033	(166,893)
Change in unrealized gain (loss) on investments	(3,232)	28,769	(15,407)	7,301	(21,619)	141	77,699	(38,936)

Net gain (loss) on investments	(47,132)	(109,305)	(238,798)	(61,379)	(54,816)	(12,419)	1,373,732	(205,829)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,947)	(118,457)	(251,999)	(71,362)	(60,915)	(13,350)	1,337,172	(223,038)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	PROUTL	RVAAS	RVACS	RVAMS	RSRF	RVASA	RVAMR	RBKF
Reinvested dividends	$-	6,072	7,491	18,315	-	75,763	-	3,131
Mortality and expense risk charges (note 2)	(5,557)	(23,863)	(37,852)	(71,979)	(146,240)	(52,287)	(195,523)	(20,923)

Net investment income (loss)	(5,557)	(17,791)	(30,361)	(53,664)	(146,240)	23,476	(195,523)	(17,792)

Realized gain (loss) on investments	29,640	66,161	164,233	314,084	397,573	13,818	505,282	(321,200)
Change in unrealized gain (loss) on investments	48,870	(314,336)	(169,843)	(469,633)	(1,003,574)	(206,550)	(1,471,001)	(26,620)

Net gain (loss) on investments	78,510	(248,175)	(5,610)	(155,549)	(606,001)	(192,732)	(965,719)	(347,820)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,953	(265,966)	(35,971)	(209,213)	(752,241)	(169,256)	(1,161,242)	(365,612)

Investment Activity:	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF	RVLDD	RVDFA
Reinvested dividends	$-	126,346	-	168,324	647,666	126,810	-	79,934
Mortality and expense risk charges (note 2)	(170,899)	(120,764)	(95,204)	(138,080)	(120,390)	(117,373)	(108,557)	(319,405)

Net investment income (loss)	(170,899)	5,582	(95,204)	30,244	527,276	9,437	(108,557)	(239,471)

Realized gain (loss) on investments	(1,444,739)	370,362	(766,743)	286,071	256,970	569,172	346,581	(246,247)
Change in unrealized gain (loss) on investments	(1,737,406)	(880,522)	126,379	(635,909)	(1,517,593)	150,773	257,343	(2,621,445)

Net gain (loss) on investments	(3,182,145)	(510,160)	(640,364)	(349,838)	(1,260,623)	719,945	603,924	(2,867,692)

Reinvested capital gains	1,084,975	-	-	-	-	-	-	388,719

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,268,069)	(504,578)	(735,568)	(319,594)	(733,347)	729,382	495,367	(2,718,444)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	RVDSR	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF
Reinvested dividends	$41,142	-	-	-	-	2,868	294,993	-
Mortality and expense risk charges (note 2)	(420,648)	(61,684)	(214,730)	(190,873)	(43,544)	(54,481)	(230,246)	(118,209)

Net investment income (loss)	(379,506)	(61,684)	(214,730)	(190,873)	(43,544)	(51,613)	64,747	(118,209)

Realized gain (loss) on investments	114,190	(1,918,015)	(136,249)	(292,055)	(432,956)	(421,780)	8,872,767	(473,931)
Change in unrealized gain (loss) on investments	(2,309,026)	(14,441)	(1,188,379)	(2,000,237)	(48,586)	(65,064)	471,238	55,916

Net gain (loss) on investments	(2,194,836)	(1,932,456)	(1,324,628)	(2,292,292)	(481,542)	(486,844)	9,344,005	(418,015)

Reinvested capital gains	-	1,545,477	60,626	989,305	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,574,342)	(448,663)	(1,478,732)	(1,493,860)	(525,086)	(538,457)	9,408,752	(536,224)

Investment Activity:	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(82,549)	(87,612)	(78,193)	(14,368)	(41,665)	(51,759)	(122,232)	(36,821)

Net investment income (loss)	(82,549)	(87,612)	(78,193)	(14,368)	(41,665)	(51,759)	(122,232)	(36,821)

Realized gain (loss) on investments	(145,969)	(2,307,393)	(1,601,425)	(149,076)	(585,414)	(211,989)	(1,832,978)	(717,947)
Change in unrealized gain (loss) on investments	(466,137)	(29,807)	(62,705)	(29,023)	(21,799)	(12,331)	282,188	(184,196)

Net gain (loss) on investments	(612,106)	(2,337,200)	(1,664,130)	(178,099)	(607,213)	(224,320)	(1,550,790)	(902,143)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(694,655)	(2,424,812)	(1,742,323)	(192,467)	(648,878)	(276,079)	(1,673,022)	(938,964)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	RLF	RVMFU	RMED	RVARS	RVF	ROF	RNF	RPMF
Reinvested dividends	$-	-	-	-	-	-	5,709	25,688
Mortality and expense risk charges (note 2)	(79,948)	(114,961)	(93,755)	(87,163)	(88,117)	(119,177)	(157,713)	(566,435)

Net investment income (loss)	(79,948)	(114,961)	(93,755)	(87,163)	(88,117)	(119,177)	(152,004)	(540,747)

Realized gain (loss) on investments	793,463	(29,979)	(45,567)	175,422	(1,915,126)	149,789	(105,916)	2,137,061
Change in unrealized gain (loss) on investments	(676,181)	(681,567)	(572,628)	21,887	(167,764)	(280,477)	(581,904)	(12,304,655)

Net gain (loss) on investments	117,282	(711,546)	(618,195)	197,309	(2,082,890)	(130,688)	(687,820)	(10,167,594)

Reinvested capital gains	-	-	-	-	692,983	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,334	(826,507)	(711,950)	110,146	(1,478,024)	(249,865)	(839,824)	(10,708,341)

Investment Activity:	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV
Reinvested dividends	$279,875	-	-	-	-	2,773	-	-
Mortality and expense risk charges (note 2)	(168,693)	(70,343)	(81,931)	(119,550)	(275,168)	(183,261)	(253,388)	(128,449)

Net investment income (loss)	111,182	(70,343)	(81,931)	(119,550)	(275,168)	(180,488)	(253,388)	(128,449)

Realized gain (loss) on investments	(485,083)	259,337	(1,531,846)	(1,655,694)	(1,043,320)	598,193	1,866,922	(432,802)
Change in unrealized gain (loss) on investments	(174,292)	(325,989)	(419,006)	63,425	(522,510)	(1,193,279)	(2,539,477)	(467,164)

Net gain (loss) on investments	(659,375)	(66,652)	(1,950,852)	(1,592,269)	(1,565,830)	(595,086)	(672,555)	(899,966)

Reinvested capital gains	-	-	-	-	-	-	736,102	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(548,193)	(136,995)	(2,032,783)	(1,711,819)	(1,840,998)	(775,574)	(189,841)	(1,028,415)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	-	-	20,589	-	149,008	-
Mortality and expense risk charges (note 2)	(115,758)	(76,103)	(33,136)	(109,196)	(27,881)	(72,872)	(115,303)	(26,414)

Net investment income (loss)	(115,758)	(76,103)	(33,136)	(109,196)	(7,292)	(72,872)	33,705	(26,414)

Realized gain (loss) on investments	(329,201)	457,039	(453,738)	(557,516)	(265,617)	(495,033)	595,590	(51,837)
Change in unrealized gain (loss) on investments	(250,296)	(384,120)	114,474	(174,376)	(16,237)	(174,490)	202,578	(54,413)

Net gain (loss) on investments	(579,497)	72,919	(339,264)	(731,892)	(281,854)	(669,523)	798,168	(106,250)

Reinvested capital gains	-	-	-	298,007	58,446	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(695,255)	(3,184)	(372,400)	(543,081)	(230,700)	(742,395)	831,873	(132,664)

Investment Activity:	VWHA	VWAR	WRASP	RVIRO
Reinvested dividends	$-	-	217,195	-
Mortality and expense risk charges (note 2)	(6,998)	(7,839)	(295,565)	(15,352)

Net investment income (loss)	(6,998)	(7,839)	(78,370)	(15,352)

Realized gain (loss) on investments	(59,005)	(493)	717,761	45,052
Change in unrealized gain (loss) on investments	(101,136)	(21,413)	(2,851,794)	(38,605)

Net gain (loss) on investments	(160,141)	(21,906)	(2,134,033)	6,447

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(167,139)	(29,745)	(2,212,403)	(8,905)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		MLVGA3		CSCRS		MVGTAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,186,626)	(5,511,069)	198,984	98,837	36,730	33,421	239	-
Realized gain (loss) on investments	(2,757,430)	8,799,424	731,104	848	(92,481)	52,469	(3,539)	-
Change in unrealized gain (loss) on investments	(54,427,769)	32,343,120	(2,964,673)	1,170,134	(506,418)	25,477	(121)	-
Reinvested capital gains	7,433,025	2,560,365	560,633	104,974	-	-	375	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,938,800)	38,191,840	(1,473,952)	1,374,793	(562,169)	111,367	(3,046)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	212,284,689	198,007,338	1,934,936	1,315,452	350,657	213,617	62,342	-
Transfers between funds	-	-	5,006,117	16,403,971	1,997,024	361,171	42,160	-
Redemptions (note 3)	(211,278,536)	(183,843,567)	(1,989,818)	(641,960)	(149,098)	(67,487)	(1,206)	-
Annuity benefits	(65,070)	(346,257)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,600)	(1,721)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,289,152)	(1,584,182)	(5,231)	(2,339)	(3,013)	(14)	-	-
Adjustments to maintain reserves	5,453	354,680	(347)	(1,644)	(3,174)	32	(9)	-

Net equity transactions	(344,216)	12,586,291	4,945,657	17,073,480	2,192,396	507,319	103,287	-

Net change in contract owners’ equity	(53,283,016)	50,778,131	3,471,705	18,448,273	1,630,227	618,686	100,241	-
Contract owners’ equity beginning of period	1,112,505,376	1,061,727,245	18,448,273	-	618,686	-	-	-

Contract owners’ equity end of period	$1,059,222,360	1,112,505,376	21,919,978	18,448,273	2,248,913	618,686	100,241	-

CHANGES IN UNITS:
Beginning units	100,535,296	104,014,346	1,720,332	-	52,295	-	-	-
Units purchased	730,394,070	747,467,057	1,601,130	2,468,884	412,454	122,031	20,346	-
Units redeemed	(729,750,568)	(750,946,107)	(1,166,704)	(748,552)	(243,790)	(69,736)	(9,745)	-

Ending units	101,178,798	100,535,296	2,154,758	1,720,332	220,959	52,295	10,601	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSEMB		MSVGT2		VKVGR2		GVAAA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,122	-	(286)	-	680	-	(3,616)	-
Realized gain (loss) on investments	(40)	-	(4,509)	-	(6,956)	-	(38,392)	-
Change in unrealized gain (loss) on investments	11,007	-	665	-	(1,450)	-	(2,685)	-
Reinvested capital gains	1,572	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,661	-	(4,130)	-	(7,726)	-	(44,693)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	206,012	-	31,916	-	15,261	-	95,224	-
Transfers between funds	189,877	-	28,870	-	77,177	-	838,546	-
Redemptions (note 3)	(22,977)	-	(986)	-	(161)	-	(33,557)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(54)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	-	(5)	-	1	-	(7)	-

Net equity transactions	372,854	-	59,795	-	92,278	-	900,206	-

Net change in contract owners’ equity	387,515	-	55,665	-	84,552	-	855,513	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$387,515	-	55,665	-	84,552	-	855,513	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	45,811	-	11,296	-	19,447	-	145,179	-
Units redeemed	(8,336)	-	(5,018)	-	(9,260)	-	(53,612)	-

Ending units	37,475	-	6,278	-	10,187	-	91,567	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	HIBF3		GEM3		NVCRA2		NVCRB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,383,857	3,209,591	(17,420)	(8,399)	1,534	(13,505)	9,814	(2,588)
Realized gain (loss) on investments	1,064,524	7,217,672	54,867	39,527	3,041	160,324	31,550	14,452
Change in unrealized gain (loss) on investments	(906,506)	(5,663,213)	(486,648)	154,569	(34,191)	(8,808)	(143,912)	54,881
Reinvested capital gains	-	-	-	-	4,518	44,925	11,726	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,541,875	4,764,050	(449,201)	185,697	(25,098)	182,936	(90,822)	66,745

Equity transactions:
Purchase payments received from contract owners (note 3)	2,551,052	4,664,774	747,123	109,215	91,960	(310)	312,379	100
Transfers between funds	4,398,471	1,219,438	(1,382,762)	2,252,126	(285,587)	633,668	1,151,545	971,103
Redemptions (note 3)	(4,792,581)	(4,995,027)	(159,525)	(52,585)	(53,994)	(180,669)	(382,834)	(11,558)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,082)	(15,310)	(3,122)	(1,359)	-	-	(1,542)	(76)
Adjustments to maintain reserves	(291)	(37)	(595)	(3)	(17)	(4)	(50)	(10)

Net equity transactions	2,137,569	873,838	(798,881)	2,307,394	(247,638)	452,685	1,079,498	959,559

Net change in contract owners’ equity	4,679,444	5,637,888	(1,248,082)	2,493,091	(272,736)	635,621	988,676	1,026,304
Contract owners’ equity beginning of period	64,726,021	59,088,133	2,493,091	-	635,621	-	1,026,304	-

Contract owners’ equity end of period	$69,405,465	64,726,021	1,245,009	2,493,091	362,885	635,621	2,014,980	1,026,304

CHANGES IN UNITS:
Beginning units	5,060,142	5,140,397	203,740	-	58,478	-	95,478	-
Units purchased	6,538,011	9,173,220	132,532	236,820	45,834	684,806	244,856	115,883
Units redeemed	(6,254,431)	(9,253,475)	(201,705)	(33,080)	(67,555)	(626,328)	(150,945)	(20,405)

Ending units	5,343,722	5,060,142	134,567	203,740	36,757	58,478	189,389	95,478

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$9,927	(1,615)	74,370	(7,649)	31,771	(9,508)	13,739	(4,247)
Realized gain (loss) on investments	39,231	(19,807)	76,319	35,500	147,121	50,644	44,355	23,205
Change in unrealized gain (loss) on investments	(207,743)	89,786	(175,889)	82,024	(366,713)	200,738	(177,849)	81,283
Reinvested capital gains	10,075	43	29,244	47,883	23,896	—	14,116	—

Net increase (decrease) in contract owners’ equity resulting from operations	(148,510)	68,407	4,044	157,758	(163,925)	241,874	(105,639)	100,241

Equity transactions:
Purchase payments received from contract owners (note 3)	389,984	372,582	618,085	391,826	632,479	104,157	462,864	127,824
Transfers between funds	478,970	831,704	1,013,183	4,760,804	438,933	2,759,056	52,748	1,108,423
Redemptions (note 3)	(210,876)	(67,964)	(1,125,657)	(147,779)	(282,901)	(96,131)	(59,332)	(6,931)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,732)	(97)	(3,255)	(1,526)	(744)	(1,131)	-	-
Adjustments to maintain reserves	(253)	10	(91)	(147)	(108)	(777)	(35)	(41)

Net equity transactions	656,093	1,136,235	502,265	5,003,178	787,659	2,765,174	456,245	1,229,275

Net change in contract owners’ equity	507,583	1,204,642	506,309	5,160,936	623,734	3,007,048	350,606	1,329,516
Contract owners’ equity beginning of period	1,204,642	-	5,160,936	-	3,007,048	-	1,329,516	-

Contract owners’ equity end of period	$1,712,225	1,204,642	5,667,245	5,160,936	3,630,782	3,007,048	1,680,122	1,329,516

CHANGES IN UNITS:
Beginning units	111,776	-	496,507	-	284,817	-	124,800	-
Units purchased	164,366	174,385	393,412	760,414	241,422	481,814	104,873	155,461
Units redeemed	(107,937)	(62,609)	(342,165)	(263,907)	(171,540)	(196,997)	(61,978)	(30,661)

Ending units	168,205	111,776	547,754	496,507	354,699	284,817	167,695	124,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCMC2		NVLCP2		TRF3		GBF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,095	(4,163)	15,531	-	297	(987)	379,950	390,318
Realized gain (loss) on investments	40,679	68,965	4,135	-	8,744	(4,273)	(321,821)	277,618
Change in unrealized gain (loss) on investments	(89,708)	63,591	9,403	-	(22,454)	42,261	1,167,856	(1,042,905)
Reinvested capital gains	8,076	1,951	2,594	-	-	-	72,498	1,021,276

Net increase (decrease) in contract owners’ equity resulting from operations	(29,858)	130,344	31,663	-	(13,413)	37,001	1,298,483	646,307

Equity transactions:
Purchase payments received from contract owners (note 3)	191,032	106,326	252,935	-	32,200	257	794,787	965,493
Transfers between funds	117,010	973,221	2,295,534	-	213,605	115,782	(1,734,135)	8,072,335
Redemptions (note 3)	(68,473)	(27,406)	(120,943)	-	(106,497)	(147,047)	(2,807,215)	(3,968,930)
Annuity benefits	-	-	-	-	-	-	-	(14,175)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25)	(706)	(10)	-	(548)	(36)	(18,434)	(28,543)
Adjustments to maintain reserves	(51)	(1)	(12)	-	(1,009)	(943)	(89)	4

Net equity transactions	239,493	1,051,434	2,427,504	-	137,751	(31,987)	(3,765,086)	5,026,184

Net change in contract owners’ equity	209,635	1,181,778	2,459,167	-	124,338	5,014	(2,466,603)	5,672,491
Contract owners’ equity beginning of period	1,181,778	-	-	-	290,504	285,490	27,039,696	21,367,205

Contract owners’ equity end of period	$1,391,413	1,181,778	2,459,167	-	414,842	290,504	24,573,093	27,039,696

CHANGES IN UNITS:
Beginning units	111,604	-	-	-	25,101	27,729	2,020,667	1,651,392
Units purchased	79,605	354,923	625,757	-	28,545	22,394	883,738	1,976,913
Units redeemed	(55,319)	(243,319)	(385,899)	-	(17,792)	(25,022)	(1,162,995)	(1,607,638)

Ending units	135,890	111,604	239,858	-	35,854	25,101	1,741,410	2,020,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDA6		NVDBL6		NVDCA6		GVIDC6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$21,296	20,250	2,897	(511)	(330)	62	177,329	149,731
Realized gain (loss) on investments	396,540	(1,203,717)	24,039	(377)	21,825	4,415	154,581	278,896
Change in unrealized gain (loss) on investments	(591,416)	1,809,260	(25,948)	27,697	(31,889)	18,254	(130,721)	218,362
Reinvested capital gains	-	-	393	871	302	306	58,172	63,191

Net increase (decrease) in contract owners’ equity resulting from operations	(173,580)	625,793	1,381	27,680	(10,092)	23,037	259,361	710,180

Equity transactions:
Purchase payments received from contract owners (note 3)	167,533	266,111	75,932	24,000	93,243	—	565,715	1,215,572
Transfers between funds	125,994	(2,262,182)	(191,828)	532,793	224,198	266,349	1,251,325	5,619,111
Redemptions (note 3)	(663,058)	(732,062)	(27,274)	(5,297)	(13,609)	(64,720)	(2,383,636)	(2,133,255)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(349)	(6,768)	(40)	(26)	(36)	-	(16,427)	(7,454)
Adjustments to maintain reserves	(32)	(152)	(11)	(4)	(3)	(11)	(87)	101

Net equity transactions	(369,912)	(2,735,053)	(143,221)	551,466	303,793	201,618	(583,110)	4,694,075

Net change in contract owners’ equity	(543,492)	(2,109,260)	(141,840)	579,146	293,701	224,655	(323,749)	5,404,255
Contract owners’ equity beginning of period	4,985,129	7,094,389	579,146	-	224,655	-	17,110,895	11,706,640

Contract owners’ equity end of period	$4,441,637	4,985,129	437,306	579,146	518,356	224,655	16,787,146	17,110,895

CHANGES IN UNITS:
Beginning units	396,111	640,695	55,752	-	21,384	-	1,453,199	1,024,761
Units purchased	209,411	252,518	20,352	59,495	112,078	31,102	589,979	1,946,173
Units redeemed	(234,539)	(497,102)	(33,729)	(3,743)	(82,942)	(9,718)	(652,852)	(1,517,735)

Ending units	370,983	396,111	42,375	55,752	50,520	21,384	1,390,326	1,453,199

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDM6		GVDMA6		GVDMC6		SAM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$155,297	124,324	51,729	50,524	138,316	98,104	(365)	(512)
Realized gain (loss) on investments	(414,825)	(1,891,335)	429,741	(1,284,744)	514,820	80,706	-	-
Change in unrealized gain (loss) on investments	40,865	3,651,151	(737,834)	2,181,158	(544,042)	787,144	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(218,663)	1,884,140	(256,364)	946,938	109,094	965,954	(365)	(512)

Equity transactions:
Purchase payments received from contract owners (note 3)	812,745	925,175	34,620	242,281	441,715	343,264	-	-
Transfers between funds	2,588,328	3,017,694	(658,884)	(828,758)	725,278	6,189,088	-	66,271
Redemptions (note 3)	(3,027,884)	(2,907,694)	(1,215,847)	(1,371,408)	(2,213,663)	(1,987,795)	-	(37,477)
Annuity benefits	(4,428)	(734)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(46)	(46)
Contingent deferred sales charges (note 2)	(8,187)	(6,865)	(4,292)	(14,253)	(3,620)	(8,566)	-	-
Adjustments to maintain reserves	(28)	(840)	(57)	831	(75)	(24)	6	(5)

Net equity transactions	360,546	1,026,736	(1,844,460)	(1,971,307)	(1,050,365)	4,535,967	(40)	28,743

Net change in contract owners’ equity	141,883	2,910,876	(2,100,824)	(1,024,369)	(941,271)	5,501,921	(405)	28,231
Contract owners’ equity beginning of period	23,196,133	20,285,257	9,649,660	10,674,029	15,322,320	9,820,399	28,231	-

Contract owners’ equity end of period	$23,338,016	23,196,133	7,548,836	9,649,660	14,381,049	15,322,320	27,826	28,231

CHANGES IN UNITS:
Beginning units	1,859,898	1,781,508	762,011	940,058	1,252,758	855,329	2,848	-
Units purchased	578,497	963,028	114,105	363,747	326,100	779,277	-	6,627
Units redeemed	(534,838)	(884,638)	(258,366)	(541,794)	(416,807)	(381,848)	(4)	(3,779)

Ending units	1,903,557	1,859,898	617,750	762,011	1,162,051	1,252,758	2,844	2,848

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMIG6		GVDIV6		NVMLG2		NVMLV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,766)	1,827	5,370	13,566	(5,215)	(747)	(1,033)	(372)
Realized gain (loss) on investments	56,627	14,371	29,510	16,862	(16,601)	23,291	9,276	(598)
Change in unrealized gain (loss) on investments	(234,695)	66,693	(187,037)	56,792	(14,368)	(2,769)	(40,246)	27,229
Reinvested capital gains	-	-	-	-	-	4,323	14,739	10,015

Net increase (decrease) in contract owners’ equity resulting from operations	(179,834)	82,891	(152,157)	87,220	(36,184)	24,098	(17,264)	36,274

Equity transactions:
Purchase payments received from contract owners (note 3)	40,695	83,623	39,347	106,113	87,256	4,381	48,910	68,546
Transfers between funds	392,307	1,188,547	118,026	648,428	336,953	117,737	131,244	190,730
Redemptions (note 3)	(194,041)	(25,495)	(148,481)	(3,070)	(20,706)	(21,348)	(21,300)	(1,469)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(798)	(839)	(576)	-	(42)	-	(25)	(5)
Adjustments to maintain reserves	33	(43)	36	(16)	(70)	22	(36)	4

Net equity transactions	238,196	1,245,793	8,352	751,455	403,391	100,792	158,793	257,806

Net change in contract owners’ equity	58,362	1,328,684	(143,805)	838,675	367,207	124,890	141,529	294,080
Contract owners’ equity beginning of period	1,328,684	-	838,675	-	124,890	-	294,080	-

Contract owners’ equity end of period	$1,387,046	1,328,684	694,870	838,675	492,097	124,890	435,609	294,080

CHANGES IN UNITS:
Beginning units	117,515	-	78,665	-	11,035	-	26,704	-
Units purchased	101,440	125,812	75,755	89,036	78,897	89,661	71,403	31,476
Units redeemed	(84,637)	(8,297)	(78,672)	(10,371)	(42,091)	(78,626)	(52,603)	(4,772)

Ending units	134,318	117,515	75,748	78,665	47,841	11,035	45,504	26,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMG2		NVMMV2		SCGF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,050)	(7,643)	(20,500)	(2,988)	(2,127)	585	(8,578)	(3,495)
Realized gain (loss) on investments	97,794	34,200	52,983	27,158	(1,606)	21,110	71,907	2,375
Change in unrealized gain (loss) on investments	(106,874)	105,018	(142,645)	73,338	(65,049)	11,904	(136,051)	68,599
Reinvested capital gains	-	-	-	-	2,673	8,646	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,130)	131,575	(110,162)	97,508	(66,109)	42,245	(72,722)	67,479

Equity transactions:
Purchase payments received from contract owners (note 3)	1,571	257	232,449	3,127	45,286	2,694	133,481	10,244
Transfers between funds	(35,042)	(39,329)	406,934	1,294,514	453,093	236,721	49,905	217,867
Redemptions (note 3)	(216,857)	(83,236)	(239,808)	(77,608)	(20,989)	(86,848)	(123,810)	(5,526)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(585)	(36)	(2,841)	(1,277)	(49)	(528)	(1,618)	(14)
Adjustments to maintain reserves	(10)	(286)	(55)	(22)	(40)	(6)	44	(13)

Net equity transactions	(250,923)	(122,630)	396,679	1,218,734	477,301	152,033	58,002	222,558

Net change in contract owners’ equity	(266,053)	8,945	286,517	1,316,242	411,192	194,278	(14,720)	290,037
Contract owners’ equity beginning of period	615,744	606,799	1,316,242	-	194,278	-	530,351	240,314

Contract owners’ equity end of period	$349,691	615,744	1,602,759	1,316,242	605,470	194,278	515,631	530,351

CHANGES IN UNITS:
Beginning units	40,034	51,431	114,607	-	17,489	-	51,624	28,923
Units purchased	170	3,524	205,739	139,227	84,438	40,348	76,122	39,264
Units redeemed	(16,165)	(14,921)	(172,268)	(24,620)	(44,284)	(22,859)	(76,604)	(16,563)

Ending units	24,039	40,034	148,078	114,607	57,643	17,489	51,142	51,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCVF3		SCF3		NVSTB2		NVMM2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,053)	(5,611)	(24,176)	(23,133)	16,648	—	(3,535,661)	(3,977,042)
Realized gain (loss) on investments	102,781	(38,222)	277,992	17,530	(8,906)	—	—	—
Change in unrealized gain (loss) on investments	(160,302)	243,428	(443,592)	492,456	(31,491)	—	—	—
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,574)	199,595	(189,776)	486,853	(23,749)	-	(3,535,661)	(3,977,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	70,158	3,833	52,136	126,468	485,911	-	148,939,725	139,662,320
Transfers between funds	(289,594)	446,929	179,793	403,464	4,499,435	-	(31,457,216)	(118,155,190)
Redemptions (note 3)	(108,417)	(77,403)	(408,357)	(215,223)	(536,769)	-	(97,004,501)	(68,330,152)
Annuity benefits	-	-	-	-	-	-	(2,037)	(210,927)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(398)	(75)	(1,754)	(2,256)	(4,270)	-	(367,406)	(614,568)
Adjustments to maintain reserves	(525)	(62)	(4)	(117)	(44)	-	(218)	30,842

Net equity transactions	(328,776)	373,222	(178,186)	312,336	4,444,263	-	20,108,347	(47,617,675)

Net change in contract owners’ equity	(394,350)	572,817	(367,962)	799,189	4,420,514	-	16,572,686	(51,594,717)
Contract owners’ equity beginning of period	1,052,882	480,065	2,892,144	2,092,955	-	-	218,481,379	270,076,096

Contract owners’ equity end of period	$658,532	1,052,882	2,524,182	2,892,144	4,420,514	-	235,054,065	218,481,379

CHANGES IN UNITS:
Beginning units	73,763	41,827	182,582	163,471	-	-	22,180,368	27,007,244
Units purchased	18,586	72,738	78,169	129,044	876,298	-	200,205,019	162,610,336
Units redeemed	(43,188)	(40,802)	(88,787)	(109,933)	(432,590)	-	(198,175,033)	(167,437,212)

Ending units	49,161	73,763	171,964	182,582	443,708	-	24,210,354	22,180,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ALVBWB		ACVIG3		ACVIP2		ACVU3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(251)	-	7,507	4,701	59,692	-	(7,637)	(6,337)
Realized gain (loss) on investments	(1,347)	-	(11,403)	(674,547)	122,332	-	76,258	(145,264)
Change in unrealized gain (loss) on investments	648	-	47,090	1,100,033	26,251	-	(54,960)	235,809
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(950)	-	43,194	430,187	208,275	-	13,661	84,208

Equity transactions:
Purchase payments received from contract owners (note 3)	33,530	-	312,498	321,117	874,106	-	23	-
Transfers between funds	23,956	-	25,639	1,028,940	5,822,742	-	(209,210)	(6,354)
Redemptions (note 3)	(1,417)	-	(619,627)	(658,040)	(631,652)	-	(171,431)	(117,305)
Annuity benefits	-	-	-	(1,461)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(3,750)	(2,288)	(3,697)	-	(4,208)	(249)
Adjustments to maintain reserves	2	-	(52)	(2)	(43)	-	(45)	(19)

Net equity transactions	56,071	-	(285,292)	688,266	6,061,456	-	(384,871)	(123,927)

Net change in contract owners’ equity	55,121	-	(242,098)	1,118,453	6,269,731	-	(371,210)	(39,719)
Contract owners’ equity beginning of period	-	-	4,454,959	3,336,506	-	-	819,374	859,093

Contract owners’ equity end of period	$55,121	-	4,212,861	4,454,959	6,269,731	-	448,164	819,374

CHANGES IN UNITS:
Beginning units	-	-	383,684	324,541	-	-	76,358	91,946
Units purchased	10,325	-	140,698	213,356	928,752	-	7,560	17,664
Units redeemed	(4,254)	-	(166,964)	(154,213)	(339,999)	-	(42,046)	(33,252)

Ending units	6,071	-	357,418	383,684	588,753	-	41,872	76,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVV3		FQB		FAM2		FC2R
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,074	52,744	183	(45)	11,857	-	(62,833)	(54,448)
Realized gain (loss) on investments	518,925	(64,880)	3	3	(2,487)	-	(107,088)	(1,530,611)
Change in unrealized gain (loss) on investments	(686,987)	640,960	(140)	233	(34,906)	-	(184,986)	2,884,399
Reinvested capital gains	-	-	-	-	3,591	-	-	4,333

Net increase (decrease) in contract owners’ equity resulting from operations	(127,988)	628,824	46	191	(21,945)	-	(354,907)	1,303,673

Equity transactions:
Purchase payments received from contract owners (note 3)	265,536	571,701	-	-	101,511	-	3,346	162,730
Transfers between funds	(827,326)	1,599,490	-	4,551	677,342	-	(786,016)	(1,573,979)
Redemptions (note 3)	(1,125,641)	(916,144)	-	-	(2,662)	-	(1,586,016)	(1,990,301)
Annuity benefits	-	(1,804)	-	-	-	-	-	(1,970)
Contract maintenance charges (note 2)	-	-	(12)	(12)	-	-	-	-
Contingent deferred sales charges (note 2)	(11,962)	(5,881)	-	-	-	-	(8,986)	(8,082)
Adjustments to maintain reserves	(117)	(987)	10	(5)	8	-	(72)	1,525

Net equity transactions	(1,699,510)	1,246,375	(2)	4,534	776,199	-	(2,377,744)	(3,410,077)

Net change in contract owners’ equity	(1,827,498)	1,875,199	44	4,725	754,254	-	(2,732,651)	(2,106,404)
Contract owners’ equity beginning of period	7,598,957	5,723,758	4,725	-	-	-	10,272,180	12,378,584

Contract owners’ equity end of period	$5,771,459	7,598,957	4,769	4,725	754,254	-	7,539,529	10,272,180

CHANGES IN UNITS:
Beginning units	569,497	481,074	303	-	-	-	651,814	908,969
Units purchased	161,606	444,244	-	304	85,783	-	106,263	216,637
Units redeemed	(297,370)	(355,821)	-	(1)	(2,780)	-	(260,690)	(473,792)

Ending units	433,733	569,497	303	303	83,003	-	497,387	651,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FEI2R		FG2R		FTVFA2		SBTRP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$20,970	2,486	(72,910)	(52,137)	(24,564)	20,139	25	146
Realized gain (loss) on investments	307,320	(1,871,171)	990,261	(201,505)	96,671	4,594	(49)	(89)
Change in unrealized gain (loss) on investments	(470,169)	2,332,002	(1,075,246)	1,132,001	(184,476)	101,826	(2,620)	4,622
Reinvested capital gains	-	-	19,393	15,509	-	109	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(141,879)	463,317	(138,502)	893,868	(112,369)	126,668	(2,644)	4,679

Equity transactions:
Purchase payments received from contract owners (note 3)	284,939	64,268	485,612	72,722	370,537	335,391	-	-
Transfers between funds	(494,683)	576,496	12,840	1,286,787	406,338	1,111,222	-	-
Redemptions (note 3)	(1,001,264)	(1,041,057)	(867,072)	(579,559)	(180,978)	(40,125)	-	-
Annuity benefits	-	(1,649)	-	(1,716)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(11)	(11)
Contingent deferred sales charges (note 2)	(7,866)	(7,433)	(7,275)	(4,722)	(1,021)	(52)	-	-
Adjustments to maintain reserves	(68)	(195)	(100)	105	(82)	(27)	(14)	12

Net equity transactions	(1,218,942)	(409,570)	(375,995)	773,617	594,794	1,406,409	(25)	1

Net change in contract owners’ equity	(1,360,821)	53,747	(514,497)	1,667,485	482,425	1,533,077	(2,669)	4,680
Contract owners’ equity beginning of period	5,056,213	5,002,466	5,606,178	3,938,693	1,533,077	-	35,696	31,016

Contract owners’ equity end of period	$3,695,392	5,056,213	5,091,681	5,606,178	2,015,502	1,533,077	33,027	35,696

CHANGES IN UNITS:
Beginning units	437,403	489,408	518,503	445,278	143,063	-	1,436	1,436
Units purchased	187,082	329,560	447,499	380,946	175,433	181,962	-	-
Units redeemed	(302,860)	(381,565)	(490,066)	(307,721)	(123,777)	(38,899)	(1)	-

Ending units	321,625	437,403	475,936	518,503	194,719	143,063	1,435	1,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBVI		SBIEP		PMVAAD		PMVFAD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$18,079	30,952	7,432	425	107,731	-	26,098	112
Realized gain (loss) on investments	(35,598)	(49,866)	(3,022)	(2,846)	(39,535)	-	118,750	112,728
Change in unrealized gain (loss) on investments	86,116	163,549	(17,034)	5,132	(27,978)	-	8,471	(1,248)
Reinvested capital gains	-	-	-	-	-	-	17,045	16,383

Net increase (decrease) in contract owners’ equity resulting from operations	68,597	144,635	(12,624)	2,711	40,218	-	170,364	127,975

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	312,185	-	453,464	193,158
Transfers between funds	-	2,063	-	20,284	3,637,042	-	3,580,331	1,918,649
Redemptions (note 3)	(94,119)	(92,306)	-	-	(127,397)	-	(317,307)	(54,290)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,502)	(1,525)	(29)	(30)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(14)	-	(49)	(125)
Adjustments to maintain reserves	(3)	7	2	1	(7)	-	(487)	(116)

Net equity transactions	(95,624)	(91,761)	(27)	20,255	3,821,809	-	3,715,952	2,057,276

Net change in contract owners’ equity	(27,027)	52,874	(12,651)	22,966	3,862,027	-	3,886,316	2,185,251
Contract owners’ equity beginning of period	1,959,085	1,906,211	99,160	76,194	-	-	2,185,251	-

Contract owners’ equity end of period	$1,932,058	1,959,085	86,509	99,160	3,862,027	-	6,071,567	2,185,251

CHANGES IN UNITS:
Beginning units	238,143	250,350	8,402	6,609	-	-	198,651	-
Units purchased	-	258	-	1,796	483,162	-	659,369	366,882
Units redeemed	(11,427)	(12,465)	(2)	(3)	(77,964)	-	(340,993)	(168,231)

Ending units	226,716	238,143	8,400	8,402	405,198	-	517,027	198,651

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,479)	-	41,573	-	595,166	179,243	255,710	114,421
Realized gain (loss) on investments	(116,712)	-	(77,465)	-	38,216	101,012	(102,743)	327,520
Change in unrealized gain (loss) on investments	(4,710)	-	(90,713)	-	(1,060,846)	299,057	131,701	(128,985)
Reinvested capital gains	-	-	138,781	-	-	68,847	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(124,901)	-	12,176	-	(427,464)	648,159	284,668	312,956

Equity transactions:
Purchase payments received from contract owners (note 3)	1,390,642	-	1,677,214	-	574,322	214,221	678,110	518,550
Transfers between funds	4,844,932	-	8,694,047	-	(651,009)	3,817,549	1,042,670	5,515,494
Redemptions (note 3)	(410,745)	-	(504,349)	-	(570,208)	(128,131)	(610,903)	(247,901)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,060)	-	(6,587)	-	(6,659)	(1,046)	(4,192)	(3,891)
Adjustments to maintain reserves	(541)	-	(1,398)	-	(278)	(33,279)	(489)	(1,558)

Net equity transactions	5,816,228	-	9,858,927	-	(653,832)	3,869,314	1,105,196	5,780,694

Net change in contract owners’ equity	5,691,327	-	9,871,103	-	(1,081,296)	4,517,473	1,389,864	6,093,650
Contract owners’ equity beginning of period	-	-	-	-	4,517,473	-	6,093,650	-

Contract owners’ equity end of period	$5,691,327	-	9,871,103	-	3,436,177	4,517,473	7,483,514	6,093,650

CHANGES IN UNITS:
Beginning units	-	-	-	-	368,568	-	574,766	-
Units purchased	1,514,121	-	1,833,662	-	478,028	546,874	945,124	1,310,176
Units redeemed	(933,816)	-	(846,346)	-	(539,342)	(178,306)	(845,781)	(735,410)

Ending units	580,305	-	987,316	-	307,254	368,568	674,109	574,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVGBD		PMVHYD		PIVEM2		PIHYB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$108,741	33,776	835,268	272,095	(71,177)	(31,165)	148,575	40,171
Realized gain (loss) on investments	296,597	228,666	(165,135)	235,771	(267,397)	418,055	(491,904)	138,990
Change in unrealized gain (loss) on investments	(203,325)	(111,071)	376,379	99,800	(979,820)	319,348	(35,488)	88,290
Reinvested capital gains	196,162	125,535	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	398,175	276,906	1,046,512	607,666	(1,318,394)	706,238	(378,817)	267,451

Equity transactions:
Purchase payments received from contract owners (note 3)	1,022,586	673,063	1,558,223	337,270	693,016	358,239	420,118	90,508
Transfers between funds	1,672,412	4,636,024	41,356,322	11,084,623	(2,414,207)	5,969,932	2,590,649	3,175,839
Redemptions (note 3)	(1,013,423)	(279,325)	(1,448,272)	(303,829)	(293,159)	(192,309)	(400,317)	(262,145)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,716)	(2,006)	(13,794)	(3,523)	(2,662)	(2,099)	(3,905)	(5,324)
Adjustments to maintain reserves	(347)	(813)	(18,023)	(4,112)	(852)	(78)	1,784	709

Net equity transactions	1,675,512	5,026,943	41,434,456	11,110,429	(2,017,864)	6,133,685	2,608,329	2,999,587

Net change in contract owners’ equity	2,073,687	5,303,849	42,480,968	11,718,095	(3,336,258)	6,839,923	2,229,512	3,267,038
Contract owners’ equity beginning of period	5,303,849	-	11,718,095	-	6,839,923	-	3,267,038	-

Contract owners’ equity end of period	$7,377,536	5,303,849	54,199,063	11,718,095	3,503,665	6,839,923	5,496,550	3,267,038

CHANGES IN UNITS:
Beginning units	486,960	-	1,107,488	-	611,121	-	286,132	-
Units purchased	1,293,930	905,599	9,976,608	2,536,709	505,677	1,316,255	2,755,645	724,379
Units redeemed	(1,141,613)	(418,639)	(6,043,816)	(1,429,221)	(701,378)	(705,134)	(2,522,369)	(438,247)

Ending units	639,277	486,960	5,040,280	1,107,488	415,420	611,121	519,408	286,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROUSN		PROAHY		PROA30		PROBNK
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12,780)	(8,877)	(21,921)	56,760	(22,465)	(10,567)	(1,845)	-
Realized gain (loss) on investments	(401,180)	(691,485)	(801,398)	306,723	(373,138)	99,400	(55,521)	-
Change in unrealized gain (loss) on investments	2,043	900	(47,458)	86,753	(79,490)	15,406	1,232	-
Reinvested capital gains	-	-	215,264	-	80,266	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(411,917)	(699,462)	(655,513)	450,236	(394,827)	104,239	(56,134)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	41,079	26,203	108,767	43,687	301,005	131,865	4,721	-
Transfers between funds	866,931	823,272	(996,635)	5,836,710	(3,753,553)	5,214,420	202,886	-
Redemptions (note 3)	(15,146)	(72,647)	(681,599)	(270,856)	(111,074)	(110,247)	(95)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5,192)	(13,141)	(3,740)	(1,560)	(1,311)	(1)	-
Adjustments to maintain reserves	(14)	1,095	(161)	(489)	(172)	(59)	(10)	-

Net equity transactions	892,850	772,731	(1,582,769)	5,605,312	(3,565,354)	5,234,668	207,501	-

Net change in contract owners’ equity	480,933	73,269	(2,238,282)	6,055,548	(3,960,181)	5,338,907	151,367	-
Contract owners’ equity beginning of period	73,269	-	6,055,548	-	5,338,907	-	-	-

Contract owners’ equity end of period	$554,202	73,269	3,817,266	6,055,548	1,378,726	5,338,907	151,367	-

CHANGES IN UNITS:
Beginning units	9,963	-	556,884	-	480,729	-	-	-
Units purchased	10,234,578	2,873,612	9,804,760	3,011,140	1,335,719	1,299,209	1,291,652	-
Units redeemed	(10,145,528)	(2,863,649)	(10,015,599)	(2,454,256)	(1,643,992)	(818,480)	(1,271,328)	-

Ending units	99,013	9,963	346,045	556,884	172,456	480,729	20,324	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROBM		PROBR		PROBIO		PROBL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,009)	-	(24,006)	(20,451)	(2,020)	-	(95,026)	(28,022)
Realized gain (loss) on investments	(77,457)	-	(315,446)	(338,070)	(50,598)	-	(361,956)	346,611
Change in unrealized gain (loss) on investments	(16,750)	-	117,772	(179,742)	6,382	-	18,313	(1,777)
Reinvested capital gains	-	-	-	-	-	-	92,281	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,216)	-	(221,680)	(538,263)	(46,236)	-	(346,388)	316,812

Equity transactions:
Purchase payments received from contract owners (note 3)	18,817	-	263,167	24,652	59,664	-	427,308	968,540
Transfers between funds	497,332	-	(1,161,198)	3,950,141	115,991	-	4,891,963	3,017,614
Redemptions (note 3)	(21,072)	-	(320,158)	(85,830)	(5,508)	-	(1,172,530)	(334,733)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15)	-	(1,790)	(2,449)	(3)	-	(54,057)	(17,398)
Adjustments to maintain reserves	(16)	-	(15)	7,154	(4)	-	(551)	(19,488)

Net equity transactions	495,046	-	(1,219,994)	3,893,668	170,140	-	4,092,133	3,614,535

Net change in contract owners’ equity	398,830	-	(1,441,674)	3,355,405	123,904	-	3,745,745	3,931,347
Contract owners’ equity beginning of period	-	-	3,355,405	-	-	-	3,931,347	-

Contract owners’ equity end of period	$398,830	-	1,913,731	3,355,405	123,904	-	7,677,092	3,931,347

CHANGES IN UNITS:
Beginning units	-	-	373,984	-	-	-	380,000	-
Units purchased	262,408	-	3,168,037	1,772,129	379,515	-	13,435,098	4,560,968
Units redeemed	(210,675)	-	(3,306,467)	(1,398,145)	(366,255)	-	(13,059,880)	(4,180,968)

Ending units	51,733	-	235,554	373,984	13,260	-	755,218	380,000

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROCG		PROCS		PROEM		PROE30
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,910)	-	(1,426)	-	(55,214)	(35,386)	(2,150)	116
Realized gain (loss) on investments	(38,128)	-	(5,499)	-	(530,056)	559,756	(71,813)	(31,649)
Change in unrealized gain (loss) on investments	6,009	-	1,739	-	(427,949)	228,699	1,880	836
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,029)	-	(5,186)	-	(1,013,219)	753,069	(72,083)	(30,697)

Equity transactions:
Purchase payments received from contract owners (note 3)	88,899	-	82,595	-	353,202	456,298	4,771	7,396
Transfers between funds	220,546	-	472,225	-	(2,530,181)	5,873,702	152,086	194,330
Redemptions (note 3)	(25,594)	-	(4,965)	-	(418,503)	(254,038)	(56,482)	(33,915)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(542)	-	(33)	-	(5,426)	(3,438)	(1,711)	(165)
Adjustments to maintain reserves	(23)	-	(14)	-	77	(618)	(28)	(183)

Net equity transactions	283,286	-	549,808	-	(2,600,831)	6,071,906	98,636	167,463

Net change in contract owners’ equity	249,257	-	544,622	-	(3,614,050)	6,824,975	26,553	136,766
Contract owners’ equity beginning of period	-	-	-	-	6,824,975	-	136,766	-

Contract owners’ equity end of period	$249,257	-	544,622	-	3,210,925	6,824,975	163,319	136,766

CHANGES IN UNITS:
Beginning units	-	-	-	-	620,286	-	12,935	-
Units purchased	145,429	-	134,774	-	3,138,377	2,235,942	485,469	432,023
Units redeemed	(120,192)	-	(78,152)	-	(3,390,196)	(1,615,656)	(481,138)	(419,088)

Ending units	25,237	-	56,622	-	368,467	620,286	17,266	12,935

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROFIN		PROHC		PROIND		PROINT
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,222)	-	(4,402)	-	(5,871)	-	(45,726)	(9,089)
Realized gain (loss) on investments	25,537	-	(80,300)	-	(50,068)	-	(454,196)	34,419
Change in unrealized gain (loss) on investments	3,728	-	6,169	-	(604)	-	(160,194)	65,322
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,043	-	(78,533)	-	(56,543)	-	(660,116)	90,652

Equity transactions:
Purchase payments received from contract owners (note 3)	16,422	-	119,016	-	18,508	-	154,863	16,373
Transfers between funds	118,404	-	514,008	-	894,157	-	670,686	2,508,419
Redemptions (note 3)	(1,643)	-	(27,129)	-	(14,135)	-	(315,146)	(55,856)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	-	(527)	-	(45)	-	(4,612)	(515)
Adjustments to maintain reserves	3	-	(20)	-	(13)	-	78	(31)

Net equity transactions	133,182	-	605,348	-	898,472	-	505,869	2,468,390

Net change in contract owners’ equity	161,225	-	526,815	-	841,929	-	(154,247)	2,559,042
Contract owners’ equity beginning of period	-	-	-	-	-	-	2,559,042	-

Contract owners’ equity end of period	$161,225	-	526,815	-	841,929	-	2,404,795	2,559,042

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	235,682	-
Units purchased	419,648	-	367,772	-	365,693	-	862,810	604,594
Units redeemed	(400,110)	-	(312,843)	-	(269,067)	-	(835,969)	(368,912)

Ending units	19,538	-	54,929	-	96,626	-	262,523	235,682

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PRONET		PROJP		PRON		PROOG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(690)	-	(5,292)	(1,440)	(25,428)	(11,968)	(57,059)	(11,493)
Realized gain (loss) on investments	(30,087)	-	(139,175)	(42,642)	(126,469)	123,273	629,174	104,832
Change in unrealized gain (loss) on investments	(1,165)	-	(16,842)	(167)	446	13,293	(170,139)	231,347
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,942)	-	(161,309)	(44,249)	(151,451)	124,598	401,976	324,686

Equity transactions:
Purchase payments received from contract owners (note 3)	40,629	-	4,299	19	236,326	354,603	765,995	268,603
Transfers between funds	76,783	-	(77,494)	539,195	1,362,318	1,023,338	(3,571,044)	5,450,093
Redemptions (note 3)	(2,294)	-	(10,926)	(2,643)	(241,545)	(74,332)	(316,209)	(57,209)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(401)	(6)	(324)	(1,753)	(2,780)	(279)
Adjustments to maintain reserves	(10)	-	(8)	(11)	(143)	(3,534)	295	(21,542)

Net equity transactions	115,108	-	(84,530)	536,554	1,356,632	1,298,322	(3,123,743)	5,639,666

Net change in contract owners’ equity	83,166	-	(245,839)	492,305	1,205,181	1,422,920	(2,721,767)	5,964,352
Contract owners’ equity beginning of period	-	-	492,305	-	1,422,920	-	5,964,352	-

Contract owners’ equity end of period	$83,166	-	246,466	492,305	2,628,101	1,422,920	3,242,585	5,964,352

CHANGES IN UNITS:
Beginning units	-	-	55,182	-	132,411	-	539,567	-
Units purchased	127,111	-	1,503,413	1,450,528	3,584,418	2,007,380	1,366,942	930,247
Units redeemed	(117,270)	-	(1,524,189)	(1,395,346)	(3,472,528)	(1,874,969)	(1,615,177)	(390,680)

Ending units	9,841	-	34,406	55,182	244,301	132,411	291,332	539,567

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROPHR		PROPM		PRORE		PRORRO
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,860)	-	(28,442)	-	(3,676)	-	(27,125)	(6,973)
Realized gain (loss) on investments	(40,105)	-	(342,156)	-	(119,485)	-	(915,760)	158,367
Change in unrealized gain (loss) on investments	57,216	-	(245,327)	-	13,663	-	50,818	(53,527)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,251	-	(615,925)	-	(109,498)	-	(892,067)	97,867

Equity transactions:
Purchase payments received from contract owners (note 3)	18,416	-	1,530,410	-	161,724	-	92,979	216,745
Transfers between funds	2,944,699	-	2,395,848	-	372,035	-	(904,308)	2,470,867
Redemptions (note 3)	(15,586)	-	(110,368)	-	(3,773)	-	(298,696)	(257,026)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36)	-	(1,229)	-	(1)	-	(5,644)	(11,144)
Adjustments to maintain reserves	(21)	-	(19)	-	(20)	-	(125)	(1,401)

Net equity transactions	2,947,472	-	3,814,642	-	529,965	-	(1,115,794)	2,418,041

Net change in contract owners’ equity	2,958,723	-	3,198,717	-	420,467	-	(2,007,861)	2,515,908
Contract owners’ equity beginning of period	-	-	-	-	-	-	2,515,908	-

Contract owners’ equity end of period	$2,958,723	-	3,198,717	-	420,467	-	508,047	2,515,908

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	285,625	-
Units purchased	462,497	-	2,344,951	-	603,820	-	12,344,445	1,401,241
Units redeemed	(177,582)	-	(1,958,417)	-	(558,430)	-	(12,536,182)	(1,115,616)

Ending units	284,915	-	386,534	-	45,390	-	93,888	285,625

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROSCN		PROSEM		PROSIN		PROSN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(815)	-	(9,152)	(5,691)	(13,201)	(3,487)	(9,983)	(9,381)
Realized gain (loss) on investments	(43,900)	-	(138,074)	(112,451)	(223,391)	(86,569)	(68,680)	(279,184)
Change in unrealized gain (loss) on investments	(3,232)	-	28,769	(15,383)	(15,407)	(373)	7,301	(11,873)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,947)	-	(118,457)	(133,525)	(251,999)	(90,429)	(71,362)	(300,438)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,929	-	4,457	1,307	45,137	19,236	40,496	13,176
Transfers between funds	191,780	-	637,885	482,535	1,593,184	99,936	(156,523)	1,132,387
Redemptions (note 3)	(20,102)	-	(68,830)	(9,511)	(28,956)	(5,101)	(49,085)	(57,235)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	-	(970)	(342)	(1)	(21)	(977)	(1,313)
Adjustments to maintain reserves	-	-	1,789	(2,100)	205	1,526	28	(19)

Net equity transactions	177,602	-	574,331	471,889	1,609,569	115,576	(166,061)	1,086,996

Net change in contract owners’ equity	129,655	-	455,874	338,364	1,357,570	25,147	(237,423)	786,558
Contract owners’ equity beginning of period	-	-	338,364	-	25,147	-	786,558	-

Contract owners’ equity end of period	$129,655	-	794,238	338,364	1,382,717	25,147	549,135	786,558

CHANGES IN UNITS:
Beginning units	-	-	40,731	-	2,950	-	90,870	-
Units purchased	238,601	-	2,429,501	1,327,708	1,990,893	806,862	2,337,999	955,144
Units redeemed	(223,858)	-	(2,382,413)	(1,286,977)	(1,831,433)	(803,912)	(2,356,559)	(864,274)

Ending units	14,743	-	87,819	40,731	162,410	2,950	72,310	90,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROTEC		PROTEL		PROGVP		PROUN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,099)	-	(931)	-	(36,560)	(20,391)	(17,209)	(7,057)
Realized gain (loss) on investments	(33,197)	-	(12,560)	-	1,296,033	(299,122)	(166,893)	254,525
Change in unrealized gain (loss) on investments	(21,619)	-	141	-	77,699	25,396	(38,936)	(5,330)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(60,915)	-	(13,350)	-	1,337,172	(294,117)	(223,038)	242,138

Equity transactions:
Purchase payments received from contract owners (note 3)	193,314	-	18,373	-	138,380	414,833	231,383	7,370
Transfers between funds	890,320	-	30,090	-	244,269	2,549,110	1,241,694	410,245
Redemptions (note 3)	(29,958)	-	-	-	(490,560)	(607,419)	(83,611)	(33,607)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(278)	-	-	-	(1,401)	(5,267)	(836)	(856)
Adjustments to maintain reserves	(34)	-	(19)	-	(93)	(122)	(1)	(238)

Net equity transactions	1,053,364	-	48,444	-	(109,405)	2,351,135	1,388,629	382,914

Net change in contract owners’ equity	992,449	-	35,094	-	1,227,767	2,057,018	1,165,591	625,052
Contract owners’ equity beginning of period	-	-	-	-	2,057,018	-	625,052	-

Contract owners’ equity end of period	$992,449	-	35,094	-	3,284,785	2,057,018	1,790,643	625,052

CHANGES IN UNITS:
Beginning units	-	-	-	-	195,289	-	54,992	-
Units purchased	404,364	-	163,170	-	10,451,621	2,650,904	1,855,290	1,173,828
Units redeemed	(297,168)	-	(159,480)	-	(10,425,882)	(2,455,615)	(1,748,432)	(1,118,836)

Ending units	107,196	-	3,690	-	221,028	195,289	161,850	54,992

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROUTL		RVAAS		RVACS		RVAMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,557)	-	(17,791)	13,999	(30,361)	50,364	(53,664)	58,223
Realized gain (loss) on investments	29,640	-	66,161	62,742	164,233	6,621	314,084	(3,312)
Change in unrealized gain (loss) on investments	48,870	-	(314,336)	269,713	(169,843)	107,780	(469,633)	277,638
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,953	-	(265,966)	346,454	(35,971)	164,765	(209,213)	332,549

Equity transactions:
Purchase payments received from contract owners (note 3)	122,417	-	36,385	53,675	131,835	175,929	169,228	154,069
Transfers between funds	1,489,147	-	100,172	4,690,683	(863,558)	2,702,248	(63,918)	4,340,929
Redemptions (note 3)	(20,907)	-	(3,800,797)	(467,146)	(305,317)	(63,133)	(372,396)	(151,906)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	-	(119,674)	(1,013)	(37)	(41)	(3,187)	(3,199)
Adjustments to maintain reserves	20	-	(60)	(625)	(43)	(370)	102	(2,742)

Net equity transactions	1,590,673	-	(3,783,974)	4,275,574	(1,037,120)	2,814,633	(270,171)	4,337,151

Net change in contract owners’ equity	1,663,626	-	(4,049,940)	4,622,028	(1,073,091)	2,979,398	(479,384)	4,669,700
Contract owners’ equity beginning of period	-	-	4,622,028	-	2,979,398	-	4,669,700	-

Contract owners’ equity end of period	$1,663,626	-	572,088	4,622,028	1,906,307	2,979,398	4,190,316	4,669,700

CHANGES IN UNITS:
Beginning units	-	-	445,037	-	292,601	-	460,683	-
Units purchased	413,868	-	260,887	551,180	507,916	464,309	357,208	507,347
Units redeemed	(259,681)	-	(647,381)	(106,143)	(608,328)	(171,708)	(386,739)	(46,664)

Ending units	154,187	-	58,543	445,037	192,189	292,601	431,152	460,683

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RSRF		RVASA		RVAMR		RBKF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(146,240)	(220,789)	23,476	(31,660)	(195,523)	(169,792)	(17,792)	(16,765)
Realized gain (loss) on investments	397,573	3,494,557	13,818	(29,885)	505,282	152,685	(321,200)	41,091
Change in unrealized gain (loss) on investments	(1,003,574)	(2,628,818)	(206,550)	107,682	(1,471,001)	1,539,299	(26,620)	36,851
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(752,241)	644,950	(169,256)	46,137	(1,161,242)	1,522,192	(365,612)	61,177

Equity transactions:
Purchase payments received from contract owners (note 3)	343,218	1,122,673	145,537	573,910	397,536	731,122	121,291	275,978
Transfers between funds	(1,344,169)	(6,574,995)	(54,130)	1,689,691	434,598	2,455,713	(1,391,046)	752,771
Redemptions (note 3)	(1,534,114)	(2,466,837)	(264,998)	(174,591)	(1,787,743)	(1,063,901)	(277,947)	(227,277)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,013)	(32,525)	(5,263)	(2,522)	(17,302)	(9,866)	(897)	(1,904)
Adjustments to maintain reserves	(99)	34,242	(104)	43	(62)	2,733	1,564	70,006

Net equity transactions	(2,552,177)	(7,917,442)	(178,958)	2,086,531	(972,973)	2,115,801	(1,547,035)	869,574

Net change in contract owners’ equity	(3,304,418)	(7,272,492)	(348,214)	2,132,668	(2,134,215)	3,637,993	(1,912,647)	930,751
Contract owners’ equity beginning of period	11,834,837	19,107,329	3,658,591	1,525,923	13,531,612	9,893,619	2,746,122	1,815,371

Contract owners’ equity end of period	$8,530,419	11,834,837	3,310,377	3,658,591	11,397,397	13,531,612	833,475	2,746,122

CHANGES IN UNITS:
Beginning units	945,398	1,646,126	380,558	155,760	1,384,728	1,152,844	400,518	292,935
Units purchased	146,143	1,603,838	62,637	600,892	510,964	1,161,420	6,441,657	11,163,829
Units redeemed	(353,163)	(2,304,566)	(82,769)	(376,094)	(616,894)	(929,536)	(6,683,897)	(11,056,246)

Ending units	738,378	945,398	360,426	380,558	1,278,798	1,384,728	158,278	400,518

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RBMF		RVBER		RBF		RVCLR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(170,899)	(147,940)	5,582	16,517	(95,204)	(115,486)	30,244	25,864
Realized gain (loss) on investments	(1,444,739)	1,117,267	370,362	150,656	(766,743)	501,134	286,071	673,144
Change in unrealized gain (loss) on investments	(1,737,406)	809,789	(880,522)	685,573	126,379	(84,294)	(635,909)	11,757
Reinvested capital gains	1,084,975	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,268,069)	1,779,116	(504,578)	852,746	(735,568)	301,354	(319,594)	710,765

Equity transactions:
Purchase payments received from contract owners (note 3)	434,950	551,737	570,660	265,055	378,987	406,720	829,849	681,220
Transfers between funds	(9,107,330)	(5,177,015)	936,101	2,620,553	2,734,612	(1,947,716)	2,614,540	866,268
Redemptions (note 3)	(1,952,386)	(2,594,479)	(1,024,077)	(661,391)	(776,754)	(920,783)	(1,512,049)	(929,657)
Annuity benefits	(5,440)	(7,554)	-	-	(2,170)	(2,163)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,227)	(19,083)	(8,434)	(10,831)	(3,303)	(5,963)	(7,217)	(16,015)
Adjustments to maintain reserves	12,070	(4,180)	(81)	853	(1,343)	65,831	(57)	396

Net equity transactions	(10,628,363)	(7,250,574)	474,169	2,214,239	2,330,029	(2,404,074)	1,925,066	602,212

Net change in contract owners’ equity	(12,896,432)	(5,471,458)	(30,409)	3,066,985	1,594,461	(2,102,720)	1,605,472	1,312,977
Contract owners’ equity beginning of period	19,514,836	24,986,294	7,931,016	4,864,031	4,141,943	6,244,663	8,075,221	6,762,244

Contract owners’ equity end of period	$6,618,404	19,514,836	7,900,607	7,931,016	5,736,404	4,141,943	9,680,693	8,075,221

CHANGES IN UNITS:
Beginning units	799,928	1,278,562	863,401	595,725	400,924	674,210	846,387	775,677
Units purchased	3,005,973	5,750,355	521,875	891,289	6,514,105	8,227,352	1,133,035	1,356,979
Units redeemed	(3,476,132)	(6,228,989)	(472,673)	(623,613)	(6,403,381)	(8,500,638)	(937,558)	(1,286,269)

Ending units	329,769	799,928	912,603	863,401	511,648	400,924	1,041,864	846,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVCMD		RCPF		RVLDD		RVDFA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$527,276	(172,087)	9,437	(36,665)	(108,557)	(48,182)	(239,471)	(162,813)
Realized gain (loss) on investments	256,970	(428,428)	569,172	965,459	346,581	1,400,811	(246,247)	(252,490)
Change in unrealized gain (loss) on investments	(1,517,593)	385,772	150,773	40,377	257,343	(97,695)	(2,621,445)	1,725,046
Reinvested capital gains	-	-	-	-	-	-	388,719	-

Net increase (decrease) in contract owners’ equity resulting from operations	(733,347)	(214,743)	729,382	969,171	495,367	1,254,934	(2,718,444)	1,309,743

Equity transactions:
Purchase payments received from contract owners (note 3)	590,372	1,080,353	165,560	223,084	2,229,257	968,498	1,459,650	2,027,988
Transfers between funds	(2,140,145)	(5,749,014)	2,590,394	(5,853,010)	2,715,362	(3,057,520)	(2,160,012)	19,036,347
Redemptions (note 3)	(1,190,846)	(1,406,748)	(1,229,909)	(2,013,781)	(2,742,899)	(944,666)	(1,491,071)	(1,533,484)
Annuity benefits	-	-	(4,465)	(4,162)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,950)	(31,367)	(4,459)	(17,024)	(21,977)	(21,451)	(19,247)	(7,449)
Adjustments to maintain reserves	(3,500)	5,108	2,517	(11,691)	(123)	94,557	1,416	(770)

Net equity transactions	(2,764,069)	(6,101,668)	1,519,638	(7,676,584)	2,179,620	(2,960,582)	(2,209,264)	19,522,632

Net change in contract owners’ equity	(3,497,416)	(6,316,411)	2,249,020	(6,707,413)	2,674,987	(1,705,648)	(4,927,708)	20,832,375
Contract owners’ equity beginning of period	9,325,565	15,641,976	6,303,034	13,010,447	7,533,276	9,238,924	20,832,375	-

Contract owners’ equity end of period	$5,828,149	9,325,565	8,552,054	6,303,034	10,208,263	7,533,276	15,904,667	20,832,375

CHANGES IN UNITS:
Beginning units	1,715,037	3,091,102	374,739	906,887	865,504	1,297,103	2,129,161	-
Units purchased	2,997,964	4,033,267	3,662,649	5,454,130	11,999,066	12,256,037	465,970	2,924,274
Units redeemed	(3,549,091)	(5,409,332)	(3,583,579)	(5,986,278)	(11,775,609)	(12,687,636)	(736,910)	(795,113)

Ending units	1,163,910	1,715,037	453,809	374,739	1,088,961	865,504	1,858,221	2,129,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVDSR		RELF		RENF		RESF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(379,506)	(280,371)	(61,684)	(151,120)	(214,730)	(151,377)	(190,873)	(224,576)
Realized gain (loss) on investments	114,190	(1,479,625)	(1,918,015)	(1,290,497)	(136,249)	(878,327)	(292,055)	(1,002,476)
Change in unrealized gain (loss) on investments	(2,309,026)	2,731,660	(14,441)	(1,292,750)	(1,188,379)	1,619,381	(2,000,237)	1,976,899
Reinvested capital gains	-	-	1,545,477	1,021,245	60,626	-	989,305	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,574,342)	971,664	(448,663)	(1,713,122)	(1,478,732)	589,677	(1,493,860)	749,847

Equity transactions:
Purchase payments received from contract owners (note 3)	788,503	2,771,117	80,464	234,174	1,180,677	1,200,295	1,127,042	534,547
Transfers between funds	(3,986,282)	38,156,910	(2,660,464)	(7,068,713)	(2,430,143)	(3,892,220)	(6,134,769)	(5,802,613)
Redemptions (note 3)	(6,677,107)	(6,474,922)	(799,677)	(1,724,241)	(2,092,255)	(1,872,259)	(1,561,487)	(1,544,603)
Annuity benefits	-	-	-	(304)	(7,462)	(26,112)	(4,190)	(12,232)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,957)	(6,562)	(3,734)	(19,496)	(12,875)	(18,531)	(7,739)	(14,973)
Adjustments to maintain reserves	568	(51,931)	(5,080)	9,281	10,973	(13,913)	12,356	(29,358)

Net equity transactions	(9,899,275)	34,394,612	(3,388,491)	(8,569,299)	(3,351,085)	(4,622,740)	(6,568,787)	(6,869,232)

Net change in contract owners’ equity	(12,473,617)	35,366,276	(3,837,154)	(10,282,421)	(4,829,817)	(4,033,063)	(8,062,647)	(6,119,385)
Contract owners’ equity beginning of period	35,366,276	-	5,727,179	16,009,600	14,152,880	18,185,943	16,233,712	22,353,097

Contract owners’ equity end of period	$22,892,659	35,366,276	1,890,025	5,727,179	9,323,063	14,152,880	8,171,065	16,233,712

CHANGES IN UNITS:
Beginning units	3,695,517	-	687,060	2,106,765	604,777	918,673	588,785	1,013,485
Units purchased	598,109	5,555,404	8,219,666	17,553,692	3,728,122	3,977,664	2,604,243	4,073,415
Units redeemed	(1,675,503)	(1,859,887)	(8,632,167)	(18,973,397)	(3,900,948)	(4,291,560)	(2,861,721)	(4,498,115)

Ending units	2,618,123	3,695,517	274,559	687,060	431,951	604,777	331,307	588,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RLCE		RFSF		RUGB		RHCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(43,544)	(14,531)	(51,613)	(73,760)	64,747	193,648	(118,209)	(165,129)
Realized gain (loss) on investments	(432,956)	(1,558,449)	(421,780)	(312,020)	8,872,767	(548,214)	(473,931)	478,211
Change in unrealized gain (loss) on investments	(48,586)	139,585	(65,064)	265,622	471,238	750,042	55,916	(498,658)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(525,086)	(1,433,395)	(538,457)	(120,158)	9,408,752	395,476	(536,224)	(185,576)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,101	263,972	193,712	322,073	2,403,321	1,187,004	250,332	432,538
Transfers between funds	(339,843)	(4,438,005)	(993,237)	(8,427,757)	1,374,999	(5,517,068)	2,006,889	(9,218,014)
Redemptions (note 3)	(419,190)	(416,936)	(553,357)	(1,336,500)	(1,858,571)	(2,982,655)	(1,180,956)	(1,721,888)
Annuity benefits	(998)	(2,933)	(1,114)	(1,193)	-	-	(3,531)	(11,457)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,605)	(2,055)	(3,286)	(11,087)	(19,298)	(22,256)	(4,439)	(12,614)
Adjustments to maintain reserves	176	35,546	204	45,169	(29,560)	(3,612)	(1,630)	5,679

Net equity transactions	(747,359)	(4,560,411)	(1,357,078)	(9,409,295)	1,870,891	(7,338,587)	1,066,665	(10,525,756)

Net change in contract owners’ equity	(1,272,445)	(5,993,806)	(1,895,535)	(9,529,453)	11,279,643	(6,943,111)	530,441	(10,711,332)
Contract owners’ equity beginning of period	3,120,710	9,114,516	5,018,933	14,548,386	8,797,254	15,740,365	5,709,115	16,420,447

Contract owners’ equity end of period	$1,848,265	3,120,710	3,123,398	5,018,933	20,076,897	8,797,254	6,239,556	5,709,115

CHANGES IN UNITS:
Beginning units	316,669	822,161	608,405	2,028,811	657,160	1,282,305	491,192	1,509,956
Units purchased	3,343,353	6,088,429	2,916,748	8,644,148	12,750,499	18,656,285	5,175,558	9,141,001
Units redeemed	(3,433,782)	(6,593,921)	(3,074,215)	(10,064,554)	(12,303,062)	(19,281,430)	(5,146,118)	(10,159,765)

Ending units	226,240	316,669	450,938	608,405	1,104,597	657,160	520,632	491,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RINF		RVIDD		RJNF		RVIMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(82,549)	(152,231)	(87,612)	(148,876)	(78,193)	(106,841)	(14,368)	(31,589)
Realized gain (loss) on investments	(145,969)	1,200,601	(2,307,393)	(3,478,804)	(1,601,425)	(841,720)	(149,076)	(1,103,121)
Change in unrealized gain (loss) on investments	(466,137)	(823,460)	(29,807)	(63,101)	(62,705)	(398,858)	(29,023)	7,099
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(694,655)	224,910	(2,424,812)	(3,690,781)	(1,742,323)	(1,347,419)	(192,467)	(1,127,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	236,220	301,968	401,481	388,110	202,291	794,132	52,384	95,350
Transfers between funds	(5,870,422)	(9,038,564)	(897,341)	3,612,323	(1,781,467)	(2,906,173)	(166,349)	1,244,498
Redemptions (note 3)	(1,003,370)	(1,845,482)	(1,087,255)	(673,147)	(577,090)	(687,061)	(91,127)	(358,034)
Annuity benefits	(5,339)	(4,982)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,599)	(14,197)	(2,613)	(11,422)	(2,499)	(7,500)	(360)	(1,883)
Adjustments to maintain reserves	2,235	3,487	(831)	4,985	(6,768)	(4,884)	562	1,372

Net equity transactions	(6,646,275)	(10,597,770)	(1,586,559)	3,320,849	(2,165,533)	(2,811,486)	(204,890)	981,303

Net change in contract owners’ equity	(7,340,930)	(10,372,860)	(4,011,371)	(369,932)	(3,907,856)	(4,158,905)	(397,357)	(146,308)
Contract owners’ equity beginning of period	10,702,885	21,075,745	7,402,878	7,772,810	6,761,742	10,920,647	1,272,342	1,418,650

Contract owners’ equity end of period	$3,361,955	10,702,885	3,391,507	7,402,878	2,853,886	6,761,742	874,985	1,272,342

CHANGES IN UNITS:
Beginning units	611,617	1,463,762	2,035,747	1,494,684	1,192,824	1,665,991	283,512	234,253
Units purchased	1,702,314	3,861,258	39,204,497	31,701,767	14,052,667	14,316,810	2,938,969	3,712,486
Units redeemed	(2,092,785)	(4,713,403)	(39,918,592)	(31,160,704)	(14,511,477)	(14,789,977)	(3,009,540)	(3,663,227)

Ending units	221,146	611,617	1,321,652	2,035,747	734,014	1,192,824	212,941	283,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RAF		RVISC		RUF		RLCJ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(41,665)	(107,574)	(51,759)	(83,406)	(122,232)	(389,621)	(36,821)	(45,273)
Realized gain (loss) on investments	(585,414)	(1,912,452)	(211,989)	(2,269,895)	(1,832,978)	(11,584,956)	(717,947)	477,697
Change in unrealized gain (loss) on investments	(21,799)	246,336	(12,331)	134,494	282,188	(174,054)	(184,196)	39,803
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(648,878)	(1,773,690)	(276,079)	(2,218,807)	(1,673,022)	(12,148,631)	(938,964)	472,227

Equity transactions:
Purchase payments received from contract owners (note 3)	114,508	270,706	385,935	498,011	262,735	1,064,432	47,054	217,446
Transfers between funds	(573,247)	(1,602,947)	(751,010)	41,705	(1,213,442)	11,950,448	(1,872,467)	123,781
Redemptions (note 3)	(548,977)	(1,076,666)	(443,254)	(770,891)	(1,680,579)	(3,983,144)	(294,844)	(246,332)
Annuity benefits	-	-	-	-	-	(184)	(1,053)	(1,082)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,792)	(13,498)	(4,010)	(12,029)	(6,169)	(32,419)	(5,118)	(3,617)
Adjustments to maintain reserves	(913)	7,790	15,540	(7,233)	(438)	24,098	16,351	40,351

Net equity transactions	(1,011,421)	(2,414,615)	(796,799)	(250,437)	(2,637,893)	9,023,231	(2,110,077)	130,547

Net change in contract owners’ equity	(1,660,299)	(4,188,305)	(1,072,878)	(2,469,244)	(4,310,915)	(3,125,400)	(3,049,041)	602,774
Contract owners’ equity beginning of period	3,766,653	7,954,958	3,652,201	6,121,445	9,868,136	12,993,536	3,959,132	3,356,358

Contract owners’ equity end of period	$2,106,354	3,766,653	2,579,323	3,652,201	5,557,221	9,868,136	910,091	3,959,132

CHANGES IN UNITS:
Beginning units	1,332,478	2,220,914	831,180	1,031,856	1,905,883	2,056,718	383,490	371,247
Units purchased	44,844,874	46,000,463	41,232,303	31,941,196	36,727,502	63,730,634	4,982,164	6,765,743
Units redeemed	(45,330,945)	(46,888,899)	(41,393,854)	(32,141,872)	(37,437,419)	(63,881,469)	(5,241,232)	(6,753,500)

Ending units	846,407	1,332,478	669,629	831,180	1,195,966	1,905,883	124,422	383,490

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RLF		RVMFU		RMED		RVARS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(79,948)	(148,979)	(114,961)	(174,228)	(93,755)	(103,469)	(87,163)	(150,731)
Realized gain (loss) on investments	793,463	964,360	(29,979)	(1,193,071)	(45,567)	1,203,023	175,422	75,254
Change in unrealized gain (loss) on investments	(676,181)	(528,342)	(681,567)	292,179	(572,628)	463,216	21,887	290,175
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,334	287,039	(826,507)	(1,075,120)	(711,950)	1,562,770	110,146	214,698

Equity transactions:
Purchase payments received from contract owners (note 3)	62,687	234,771	366,192	2,474,132	458,275	437,496	270,452	1,319,339
Transfers between funds	(2,246,408)	(1,689,706)	857,569	(7,546,460)	(4,603,774)	3,414,560	138,794	(5,447,905)
Redemptions (note 3)	(977,497)	(2,121,928)	(891,912)	(1,504,542)	(1,008,072)	(1,266,270)	(736,653)	(1,771,285)
Annuity benefits	(3,763)	(3,479)	-	-	-	(2,016)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,597)	(18,230)	(19,000)	(19,487)	(4,146)	(8,944)	(13,574)	(26,561)
Adjustments to maintain reserves	(130)	(68,638)	(134)	(3,399)	464	(38,508)	(140)	403

Net equity transactions	(3,170,708)	(3,667,210)	312,715	(6,599,756)	(5,157,253)	2,536,318	(341,121)	(5,926,009)

Net change in contract owners’ equity	(3,133,374)	(3,380,171)	(513,792)	(7,674,876)	(5,869,203)	4,099,088	(230,975)	(5,711,311)
Contract owners’ equity beginning of period	7,285,612	10,665,783	7,479,850	15,154,726	10,223,461	6,124,373	6,167,122	11,878,433

Contract owners’ equity end of period	$4,152,238	7,285,612	6,966,058	7,479,850	4,354,258	10,223,461	5,936,147	6,167,122

CHANGES IN UNITS:
Beginning units	482,219	921,523	855,936	1,649,444	552,427	442,029	714,090	1,449,094
Units purchased	788,160	4,429,102	454,245	1,878,901	3,081,564	4,953,559	258,228	1,830,708
Units redeemed	(999,207)	(4,868,406)	(425,232)	(2,672,409)	(3,368,269)	(4,843,161)	(296,078)	(2,565,712)

Ending units	271,172	482,219	884,949	855,936	265,722	552,427	676,240	714,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVF		ROF		RNF		RPMF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(88,117)	(101,062)	(119,177)	(144,164)	(152,004)	(184,395)	(540,747)	(548,508)
Realized gain (loss) on investments	(1,915,126)	1,816,218	149,789	1,758,106	(105,916)	1,942,000	2,137,061	3,804,355
Change in unrealized gain (loss) on investments	(167,764)	(363,269)	(280,477)	(159,572)	(581,904)	(215,418)	(12,304,655)	9,029,474
Reinvested capital gains	692,983	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,478,024)	1,351,887	(249,865)	1,454,370	(839,824)	1,542,187	(10,708,341)	12,285,321

Equity transactions:
Purchase payments received from contract owners (note 3)	705,446	829,174	2,236,360	226,067	187,719	205,984	3,482,368	3,600,228
Transfers between funds	(2,779,058)	(1,692,832)	(5,085,796)	(2,632,685)	533,963	(9,203,229)	(18,578,514)	2,746,150
Redemptions (note 3)	(812,630)	(941,117)	(1,244,335)	(1,526,832)	(2,515,189)	(2,626,110)	(4,515,033)	(5,087,417)
Annuity benefits	-	-	-	-	-	(1,342)	(4,353)	(14,057)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,052)	(6,181)	(9,748)	(17,815)	(26,555)	(20,283)	(21,176)	(30,525)
Adjustments to maintain reserves	243	198,733	4,998	50,401	506	29,075	731	(988)

Net equity transactions	(2,899,051)	(1,612,223)	(4,098,521)	(3,900,864)	(1,819,556)	(11,615,905)	(19,635,977)	1,213,391

Net change in contract owners’ equity	(4,377,075)	(260,336)	(4,348,386)	(2,446,494)	(2,659,380)	(10,073,718)	(30,344,318)	13,498,712
Contract owners’ equity beginning of period	9,411,024	9,671,360	10,918,017	13,364,511	12,255,667	22,329,385	54,731,878	41,233,166

Contract owners’ equity end of period	$5,033,949	9,411,024	6,569,631	10,918,017	9,596,287	12,255,667	24,387,560	54,731,878

CHANGES IN UNITS:
Beginning units	952,362	1,317,022	719,153	1,034,035	1,293,811	2,832,370	1,736,396	1,749,261
Units purchased	9,105,317	16,132,405	9,767,427	11,105,739	9,499,863	9,113,319	5,080,603	7,348,574
Units redeemed	(9,543,135)	(16,497,065)	(10,050,770)	(11,420,621)	(9,753,242)	(10,651,878)	(5,760,743)	(7,361,439)

Ending units	514,544	952,362	435,810	719,153	1,040,432	1,293,811	1,056,256	1,736,396

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RREF		RRF		RMEK		RTF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$111,182	(12,113)	(70,343)	(134,733)	(81,931)	(96,055)	(119,550)	(109,746)
Realized gain (loss) on investments	(485,083)	2,876,733	259,337	(47,106)	(1,531,846)	686,760	(1,655,694)	1,390,276
Change in unrealized gain (loss) on investments	(174,292)	(374,098)	(325,989)	170,329	(419,006)	192,029	63,425	150,962
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(548,193)	2,490,522	(136,995)	(11,510)	(2,032,783)	782,734	(1,711,819)	1,431,492

Equity transactions:
Purchase payments received from contract owners (note 3)	884,468	1,264,167	69,102	254,047	377,065	548,364	710,995	940,207
Transfers between funds	(4,111,550)	(5,947,484)	1,301,039	(3,211,240)	(1,310,588)	3,551,201	546,321	441,865
Redemptions (note 3)	(1,959,110)	(3,840,988)	(714,222)	(1,754,624)	(921,708)	(1,150,566)	(804,427)	(1,058,497)
Annuity benefits	(1,942)	(3,530)	(1,860)	(1,772)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,032)	(40,258)	(2,175)	(14,670)	(5,744)	(10,895)	(3,158)	(6,423)
Adjustments to maintain reserves	(687)	50,810	(86)	4,831	19,265	(55,749)	(2,553)	117,513

Net equity transactions	(5,205,853)	(8,517,283)	651,798	(4,723,428)	(1,841,710)	2,882,355	447,178	434,665

Net change in contract owners’ equity	(5,754,046)	(6,026,761)	514,803	(4,734,938)	(3,874,493)	3,665,089	(1,264,641)	1,866,157
Contract owners’ equity beginning of period	14,025,648	20,052,409	6,367,143	11,102,081	8,247,866	4,582,777	11,351,949	9,485,792

Contract owners’ equity end of period	$8,271,602	14,025,648	6,881,946	6,367,143	4,373,373	8,247,866	10,087,308	11,351,949

CHANGES IN UNITS:
Beginning units	891,868	1,585,824	429,272	942,391	533,873	403,619	1,486,798	1,557,121
Units purchased	5,540,356	9,733,357	3,095,771	6,370,452	6,145,996	8,479,256	22,447,475	22,677,946
Units redeemed	(5,906,044)	(10,427,313)	(3,075,883)	(6,883,571)	(6,343,332)	(8,349,002)	(22,537,530)	(22,748,269)

Ending units	526,180	891,868	449,160	429,272	336,537	533,873	1,396,743	1,486,798

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVLCG		RVLCV		RVMCG		RVMCV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(275,168)	(202,582)	(180,488)	(143,792)	(253,388)	(304,959)	(128,449)	(113,163)
Realized gain (loss) on investments	(1,043,320)	2,519,920	598,193	1,619,064	1,866,922	4,619,842	(432,802)	1,152,899
Change in unrealized gain (loss) on investments	(522,510)	(177,397)	(1,193,279)	772,611	(2,539,477)	(1,203,057)	(467,164)	(48,429)
Reinvested capital gains	-	-	-	-	736,102	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,840,998)	2,139,941	(775,574)	2,247,883	(189,841)	3,111,826	(1,028,415)	991,307

Equity transactions:
Purchase payments received from contract owners (note 3)	560,027	366,791	356,055	667,528	504,411	737,814	95,533	492,967
Transfers between funds	(68,274)	2,487,933	84,167	(962,856)	(14,455,687)	(2,944,790)	13,484,318	(12,024,982)
Redemptions (note 3)	(2,499,330)	(1,926,270)	(1,655,866)	(2,246,789)	(2,420,245)	(2,275,270)	(1,148,160)	(1,823,095)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25,117)	(21,216)	(11,670)	(20,610)	(25,498)	(30,053)	(8,731)	(17,482)
Adjustments to maintain reserves	833	21,520	329	11,643	110	2,762	3,347	(5,952)

Net equity transactions	(2,031,861)	928,758	(1,226,985)	(2,551,084)	(16,396,909)	(4,509,537)	12,426,307	(13,378,544)

Net change in contract owners’ equity	(3,872,859)	3,068,699	(2,002,559)	(303,201)	(16,586,750)	(1,397,711)	11,397,892	(12,387,237)
Contract owners’ equity beginning of period	19,524,177	16,455,478	16,526,954	16,830,155	27,190,047	28,587,758	4,896,712	17,283,949

Contract owners’ equity end of period	$15,651,318	19,524,177	14,524,395	16,526,954	10,603,297	27,190,047	16,294,604	4,896,712

CHANGES IN UNITS:
Beginning units	1,651,539	1,732,122	1,501,383	1,825,662	1,676,122	2,315,874	371,676	1,560,171
Units purchased	7,049,711	7,548,993	10,619,585	6,526,805	2,954,318	4,710,617	3,435,318	3,148,687
Units redeemed	(7,336,724)	(7,629,576)	(10,722,465)	(6,851,084)	(3,960,044)	(5,350,369)	(2,444,112)	(4,337,182)

Ending units	1,364,526	1,651,539	1,398,503	1,501,383	670,396	1,676,122	1,362,882	371,676

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVSCG		RVSCV		RVSDL		RTEC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(115,758)	(87,004)	(76,103)	(113,408)	(33,136)	(69,703)	(109,196)	(192,381)
Realized gain (loss) on investments	(329,201)	513,875	457,039	(267,687)	(453,738)	(463,094)	(557,516)	448,974
Change in unrealized gain (loss) on investments	(250,296)	166,591	(384,120)	1,030,042	114,474	(126,806)	(174,376)	(838,277)
Reinvested capital gains	-	-	-	-	-	-	298,007	-

Net increase (decrease) in contract owners’ equity resulting from operations	(695,255)	593,462	(3,184)	648,947	(372,400)	(659,603)	(543,081)	(581,684)

Equity transactions:
Purchase payments received from contract owners (note 3)	197,104	154,896	53,529	454,672	51,619	212,599	565,510	539,840
Transfers between funds	(620,448)	7,126,012	645,134	44,876	675,033	440,638	(5,085,072)	(6,817,335)
Redemptions (note 3)	(1,372,954)	(899,013)	(613,210)	(1,034,384)	(284,451)	(722,700)	(954,299)	(1,966,891)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,319)	(8,901)	(4,720)	(5,552)	(3,456)	(8,390)	(4,776)	(17,398)
Adjustments to maintain reserves	190	(1,121)	200	(99,774)	(1,168)	(21,774)	(1,165)	2,014

Net equity transactions	(1,809,427)	6,371,873	80,933	(640,162)	437,577	(99,627)	(5,479,802)	(8,259,770)

Net change in contract owners’ equity	(2,504,682)	6,965,335	77,749	8,785	65,177	(759,230)	(6,022,883)	(8,841,454)
Contract owners’ equity beginning of period	10,859,606	3,894,271	5,747,110	5,738,325	2,774,400	3,533,630	10,514,690	19,356,144

Contract owners’ equity end of period	$8,354,924	10,859,606	5,824,859	5,747,110	2,839,577	2,774,400	4,491,807	10,514,690

CHANGES IN UNITS:
Beginning units	824,063	363,474	474,756	586,636	430,980	517,155	790,795	1,623,629
Units purchased	3,850,425	4,871,487	3,317,818	4,183,297	8,611,113	14,138,454	4,495,000	8,503,148
Units redeemed	(4,054,005)	(4,410,898)	(3,250,579)	(4,295,177)	(8,576,142)	(14,224,629)	(4,908,796)	(9,335,982)

Ending units	620,483	824,063	541,995	474,756	465,951	430,980	376,999	790,795

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RTEL		RTRF		RUTL		RVWDL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,292)	21,594	(72,872)	(116,231)	33,705	168,196	(26,414)	(24,807)
Realized gain (loss) on investments	(265,617)	357,206	(495,033)	49,822	595,590	418,111	(51,837)	(456,495)
Change in unrealized gain (loss) on investments	(16,237)	9,218	(174,490)	105,942	202,578	(31,948)	(54,413)	173,920
Reinvested capital gains	58,446	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(230,700)	388,018	(742,395)	39,533	831,873	554,359	(132,664)	(307,382)

Equity transactions:
Purchase payments received from contract owners (note 3)	150,189	112,930	66,580	192,878	374,060	334,199	92,353	360,795
Transfers between funds	(2,138,312)	2,051,600	(2,024,118)	1,990,242	2,175,301	1,053,603	(584,648)	(950,707)
Redemptions (note 3)	(164,282)	(442,783)	(818,885)	(1,596,742)	(828,898)	(1,596,376)	(258,430)	(193,403)
Annuity benefits	(2,975)	(3,216)	(3,632)	(3,890)	(4,318)	(4,161)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(597)	(1,783)	(4,009)	(13,259)	(2,976)	(9,025)	(1,506)	(1,208)
Adjustments to maintain reserves	(4,327)	(39,565)	1,722	(32,610)	(14,773)	11,519	(153)	(87,627)

Net equity transactions	(2,160,304)	1,677,183	(2,782,342)	536,619	1,698,396	(210,241)	(752,384)	(872,150)

Net change in contract owners’ equity	(2,391,004)	2,065,201	(3,524,737)	576,152	2,530,269	344,118	(885,048)	(1,179,532)
Contract owners’ equity beginning of period	4,485,117	2,419,916	7,086,394	6,510,242	7,126,341	6,782,223	1,707,547	2,887,079

Contract owners’ equity end of period	$2,094,113	4,485,117	3,561,657	7,086,394	9,656,610	7,126,341	822,499	1,707,547

CHANGES IN UNITS:
Beginning units	509,641	312,907	443,935	496,725	677,177	684,436	155,516	243,832
Units purchased	6,508,296	10,770,388	3,352,565	6,394,715	7,705,666	11,768,392	1,034,428	1,229,694
Units redeemed	(6,736,549)	(10,573,654)	(3,541,968)	(6,447,505)	(7,581,384)	(11,775,651)	(1,110,066)	(1,318,010)

Ending units	281,388	509,641	254,532	443,935	801,459	677,177	79,878	155,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWHA		VWAR		WRASP		SAM2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,998)	-	(7,839)	-	(78,370)	(81,751)	-	-
Realized gain (loss) on investments	(59,005)	-	(493)	-	717,761	97,445	-	-
Change in unrealized gain (loss) on investments	(101,136)	-	(21,413)	-	(2,851,794)	1,594,281	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(167,139)	-	(29,745)	-	(2,212,403)	1,609,975	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	246,548	-	1,799,672	-	2,155,985	2,335,712	-	(97,452)
Transfers between funds	617,518	-	239,688	-	4,342,587	13,706,536	-	(4,185)
Redemptions (note 3)	(25,145)	-	(1,176)	-	(1,955,551)	(490,880)	-	71,830
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(73)	-	-	-	(5,831)	(1,350)	-	118
Adjustments to maintain reserves	(23)	-	-	-	(479)	(1,401)	-	29,689

Net equity transactions	838,825	-	2,038,184	-	4,536,711	15,548,617	-	-

Net change in contract owners’ equity	671,686	-	2,008,439	-	2,324,308	17,158,592	-	-
Contract owners’ equity beginning of period	-	-	-	-	17,158,592	-	-	-

Contract owners’ equity end of period	$671,686	-	2,008,439	-	19,482,900	17,158,592	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	1,623,923	-	-	-
Units purchased	167,737	-	211,372	-	1,469,137	1,888,684	-	203,992
Units redeemed	(81,133)	-	(2,513)	-	(1,066,682)	(264,761)	-	(203,992)

Ending units	86,604	-	208,859	-	2,026,378	1,623,923	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVIRO		RVHEQ		SBMMP		RVCEQ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15,352)	(45,360)	-	-	-	(485)	-	2,482
Realized gain (loss) on investments	45,052	(586,529)	-	-	-	-	-	598,799
Change in unrealized gain (loss) on investments	(38,605)	(369,865)	-	-	-	-	-	(158,950)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,905)	(1,001,754)	-	-	-	(485)	-	442,331

Equity transactions:
Purchase payments received from contract owners (note 3)	91,668	584,189	-	90	-	-	-	11,862
Transfers between funds	(3,390,738)	(5,065,723)	-	(79)	-	(93,169)	-	(2,190,883)
Redemptions (note 3)	(126,685)	(625,168)	-	(11)	-	(101,139)	-	(186,234)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(97)	-	-
Contingent deferred sales charges (note 2)	(774)	(5,237)	-	-	-	-	-	(1,595)
Adjustments to maintain reserves	(36)	4,818	-	-	-	(2)	-	8,093

Net equity transactions	(3,426,565)	(5,107,121)	-	-	-	(194,407)	-	(2,358,757)

Net change in contract owners’ equity	(3,435,470)	(6,108,875)	-	-	-	(194,892)	-	(1,916,426)
Contract owners’ equity beginning of period	3,435,470	9,544,345	-	-	-	194,892	-	1,916,426

Contract owners’ equity end of period	$-	3,435,470	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	430,229	1,166,081	-	-	-	14,536	-	244,485
Units purchased	24,797	1,046,068	-	151	-	-	-	325,833
Units redeemed	(455,026)	(1,781,920)	-	(151)	-	(14,536)	-	(570,318)

Ending units	-	430,229	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
CREDIT SUISSE ASSET MANAGEMENT
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
MORGAN STANLEY
Emerging Markets Debt Portfolio - Class II (MSEMB)
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
Global Real Estate Portfolio - Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Fund - Class III (TRF3)
NVIT Government Bond Fund - Class III (GBF3)
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Money Market Fund - Class II (NVMM2)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class III (ACVIG3)
VP Inflation Protection Fund - Class II (ACVIP2)
VP Ultra(R) Fund - Class III (ACVU3)
VP Value Fund - Class III (ACVV3)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
PMVRSD (PMVRSD)
All Asset Portfolio - Advisor Class (PMVAAD)
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Total Return Portfolio - Advisor Class (PMVTRD)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
PRO FUNDS
Ultra Short NASDAQ-100 (PROUSN)
VP Access High Yield (PROAHY)
VP Asia 30 (PROA30)
VP Banks (PROBNK)
VP Basic Materials (PROBM)
VP Bear (PROBR)
VP Biotechnology (PROBIO)
VP Bull (PROBL)
VP Consumer Goods (PROCG)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VP Consumer Services (PROCS)
VP Emerging Markets (PROEM)
VP Europe 30 (PROE30)
VP Financials (PROFIN)
VP Health Care (PROHC)
VP Industrials (PROIND)
VP International (PROINT)
VP Internet (PRONET)
VP Japan (PROJP)
VP NASDAQ-100 (PRON)
VP Oil and Gas (PROOG)
VP Pharmaceuticals (PROPHR)
VP Precious Metals (PROPM)
VP Real Estate (PRORE)
VP Rising Rates Opportunity (PRORRO)
VP Semiconductor (PROSCN)
VP Short Emerging Markets (PROSEM)
VP Short International (PROSIN)
VP Short NADSAQ-100 (PROSN)
VP Technology (PROTEC)
VP Telecommunications (PROTEL)
VP U.S. Government Plus (PROGVP)
VP Ultra NASDAQ-100 (PROUN)
VP Utilities (PROUTL)
RYDEX FUNDS
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
Variable Trust: All-Cap Opportunity Fund (RSRF)
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
SGI Variable Trust - CLS AdvisorOne Amerigo Fund (RVAMR)
Variable Trust: Banking Fund (RBKF)
Variable Trust: Basic Materials Fund (RBMF)
SGI Variable Trust - CLS AdvisorOne Select Allocation Fund (RVBER)
Variable Trust: Biotechnology Fund (RBF)
SGI Variable Trust - CLS AdvisorOne Clermont Fund (RVCLR)
Variable Trust: Commodities Strategy Fund (RVCMD)
Variable Trust: Consumer Products Fund (RCPF)
Variable Trust: Dow 2x Strategy Fund (RVLDD)
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
Variable Trust: DWA Sector Rotation Fund (RVDSR)
Variable Trust: Electronics Fund (RELF)
Variable Trust: Energy Fund (RENF)
Variable Trust: Energy Services Fund (RESF)
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
Variable Trust: Financial Services Fund (RFSF)
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
Variable Trust: Health Care Fund (RHCF)
Variable Trust: Internet Fund (RINF)
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
Variable Trust: Japan 2x Strategy Fund (RLCJ)
Variable Trust: Leisure Fund (RLF)
Variable Trust: Managed Futures Strategy Fund (RVMFU)
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
Variable Trust: NASDAQ-100(R) Fund (ROF)
Variable Trust: Nova Fund (RNF)
Variable Trust: Precious Metals Fund (RPMF)
Variable Trust: Real Estate Fund (RREF)
Variable Trust: Retailing Fund (RRF)
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
Variable Trust: S&P 500 2x Strategy Fund (RTF)
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
Variable Trust: Technology Fund (RTEC)
Variable Trust: Telecommunications Fund (RTEL)
Variable Trust: Transportation Fund (RTRF)
Variable Trust: Utilities Fund (RUTL)
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Acccount adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.
For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.
The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Nationwide Variable Account - 4 Options	Citigroup Global	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring .	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):
Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take. Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.55%
(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	MLVGA3	CSCRS	MVGTAS	MSEMB	MSVGT2	VKVGR2	GVAAA2

0.45%	$119,319	$840	$448	$-	$-	$-	$17	$867
0.65%	12,842	148	85	1	4	-	-	-
0.70%	2,607	-	-	-	-	-	-	-
0.80%	111	29	-	-	-	-	-	-
0.85%	1,591	-	-	-	-	-	-	-
0.90%	987	-	-	-	-	-	-	-
0.95%	4,026	108	-	-	-	-	-	-
1%	3,170	-	-	-	-	-	-	-
1.10%	1,699	-	-	-	-	-	-	-
1.15%	2,991,269	55,448	4,156	55	29	24	108	212
1.20%	524	-	-	-	-	-	-	-
1.25%	551,659	13,918	2,393	121	4	4	60	228
1.30%	28,020	-	-	-	-	-	-	-
1.35%	4,988,258	109,934	14,143	-	536	315	150	571
1.40%	957,696	21,713	69	88	-	-	-	-
1.45%	45,361	939	-	-	-	-	-	-
1.55%	1,580,413	34,328	1,487	-	68	-	42	-
1.60%	1,060,314	24,997	2,935	42	2	41	16	94
1.65%	768,112	6,453	430	-	-	-	-	-
1.70%	4	-	-	-	-	-	-	-
1.80%	280,630	2,323	1,388	-	264	-	1	192
1.85%	63,307	510	211	-	-	-	-	-
1.90%	875,541	38,035	9,238	-	962	149	104	781
1.95%	218,340	5,401	218	-	-	-	-	18
2%	84,311	216	-	-	77	-	-	11
2.05%	11,187	-	-	-	-	-	-	-
2.10%	254,573	5,269	1,201	297	834	-	-	132
2.15%	143,355	-	161	-	-	-	-	-
2.20%	32,555	225	1	-	-	-	-	205
2.25%	1,007	6	2	-	-	-	-	-
2.30%	79,585	854	7	-	-	-	-	232
2.35%	36,016	-	96	-	71	-	-	-
2.40%	2,824	-	-	-	-	-	-	-
2.45%	93,769	268	-	-	-	-	-	115
2.50%	72,126	-	-	-	-	-	-	-
2.55%	1,258	-	-	-	-	-	-	-
2.85%	7,801	-	-	-	-	-	-	-

Totals	$15,376,167	$321,962	$38,669	$604	$2,851	$533	$498	$3,658

	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.45%	$2,613	$31	$-	$188	$-	$187	$141	$232
0.65%	48	-	-	-	-	195	20	167
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	13	-	108	-
0.90%	-	-	-	-	-	-	-	-
0.95%	108	-	-	29	-	-	-	-
1%	189	-	-	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	166,610	5,338	96	3,361	5,824	29,432	13,010	4,843
1.20%	-	-	-	-	-	-	-	-
1.25%	29,923	951	106	386	126	578	3,408	1,640
1.30%	-	-	-	-	-	-	-	-
1.35%	263,961	12,186	3,078	10,811	4,226	23,029	9,931	3,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.40%	18,431	459	714	196	610	1,958	7,092	3,850
1.45%	2,123	39	-	-	-	180	-	-
1.55%	98,539	3,599	-	1,946	2,840	4,805	4,736	1,301
1.60%	17,557	4,956	841	1,760	242	4,487	2,486	133
1.65%	25,581	806	1,359	291	6,113	8,155	2,376	2,252
1.70%	-	-	-	-	-	-	-	-
1.80%	7,496	22	492	231	288	629	828	1,262
1.85%	1,147	957	-	-	-	-	-	-
1.90%	16,320	233	1,945	2,698	475	1,744	806	129
1.95%	9,812	-	531	265	543	142	2,015	-
2%	1,673	-	-	-	4,216	57	2,322	-
2.05%	-	-	-	-	-	1,017	-	-
2.10%	2,223	55	-	-	-	-	-	50
2.15%	-	109	-	2,782	-	392	251	-
2.20%	-	91	-	-	380	-	597	389
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	41	109	-	-
2.35%	-	-	-	-	-	682	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	2,032	8	-	1,378	-	-	-	-
2.50%	-	38	-	24	81	2,873	427	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$666,386	$29,878	$9,162	$26,346	$26,018	$80,651	$50,554	$20,074

	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6

0.45%	$265	$9	$1	$658	$-	$15	$-	$2,096
0.65%	-	-	-	118	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	55	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	279	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	588	2,674	1,422	100,739	12,594	1,380	1,999	51,261
1.20%	-	-	-	-	-	-	-	-
1.25%	-	632	195	2,621	1,196	-	759	2,575
1.30%	-	-	-	-	-	-	-	-
1.35%	4,368	4,369	1,762	106,789	19,992	2,860	668	97,040
1.40%	2,467	89	712	16,010	7,095	263	-	10,935
1.45%	-	7	-	213	18	-	-	-
1.55%	920	776	308	78,846	3,477	1,231	11	23,358
1.60%	3,825	1,445	-	21,996	21,429	-	52	23,143
1.65%	1,166	5,984	-	8,124	412	139	519	11,008
1.70%	-	-	-	-	-	-	-	-
1.80%	669	446	-	487	122	-	-	367
1.85%	-	-	-	394	-	-	-	463
1.90%	2,252	1,043	-	2,154	-	-	2,949	7,979
1.95%	22	183	-	1,208	-	136	141	313
2%	41	63	-	70	-	8	84	1,815
2.05%	-	-	-	-	-	-	-	-
2.10%	439	-	-	163	-	-	-	2,051
2.15%	-	6	-	320	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	56	-	-	41	-	6,244
2.35%	37	23	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,047	-	-	-	289
2.50%	-	-	-	-	-	24	-	24
2.55%	-	-	-	-	-	-	-	-
2.85%	3,847	-	-	-	-	-	-	-

	$20,906	$17,749	$4,456	$342,291	$66,335	$6,097	$7,182	$240,961

	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2

0.45%	$97	$-	$972	$-	$1,450	$1,628	$17	$93
0.65%	-	-	-	-	-	-	-	5
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	27	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	1
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	56
1%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	57,643	23,877	25,596	-	1,974	790	1,285	470
1.20%	-	-	-	-	-	-	-	-
1.25%	1,564	1,262	16,381	-	230	637	189	125
1.30%	-	-	-	365	-	-	-	-
1.35%	129,136	49,009	91,042	-	7,543	3,163	2,301	1,980
1.40%	30,033	9,065	20,172	-	798	40	167	531
1.45%	-	-	223	-	-	-	-	-
1.55%	43,867	18,419	11,820	-	3,246	2,201	380	73
1.60%	21,116	18,859	25,167	-	690	133	460	154
1.65%	31,226	713	18,493	-	138	-	8	15
1.70%	-	-	-	-	-	-	-	-
1.80%	540	70	71	-	80	-	10	-
1.85%	-	-	-	-	-	-	-	-
1.90%	1,883	-	12	-	1,052	111	36	391
1.95%	-	-	-	-	38	-	9	18
2%	125	-	81	-	-	-	250	177
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	100	-	-	5
2.15%	-	-	-	-	113	-	-	-
2.20%	176	-	-	-	-	-	103	-
2.25%	-	-	18	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.45%	-	-	-	-	187	-	-	-
2.50%	1,711	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$319,117	$121,274	$210,075	$365	$17,639	$8,703	$5,215	$4,094

	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2	NVMM2

0.45%	$-	$559	$83	$47	$15	$57	$1,069	$22,500
0.65%	-	8	1	-	-	43	-	2,579
0.70%	-	-	-	-	-	-	-	89
0.80%	-	-	-	-	-	5	-	3
0.85%	-	-	-	-	-	-	-	224
0.90%	-	-	-	-	-	-	-	90
0.95%	-	-	-	-	25	-	-	157
1%	-	-	-	-	-	-	-	798
1.10%	-	-	-	-	-	-	-	190
1.15%	1,152	3,875	696	2,335	2,235	7,792	10,974	609,704
1.20%	-	-	-	-	-	-	-	38
1.25%	-	21	-	241	342	1,309	2,380	161,145
1.30%	-	-	-	-	-	-	-	-
1.35%	3,593	13,321	5,049	2,830	6,187	22,037	11,150	1,051,370
1.40%	1,073	237	151	460	922	3,623	2,049	178,555
1.45%	-	-	-	-	-	-	57	24,911
1.55%	21	1,296	250	485	215	2,833	1,694	330,887
1.60%	211	296	374	907	805	811	1,883	293,940
1.65%	-	155	46	367	-	915	860	231,352
1.70%	-	-	-	-	-	-	-	-
1.80%	-	3	1	-	-	2	34	71,197
1.85%	-	-	-	-	505	-	-	20,287
1.90%	-	602	52	589	63	376	7	252,038
1.95%	-	19	1	22	-	58	5	63,154
2%	-	53	100	105	-	-	-	14,794
2.05%	-	-	-	-	-	-	-	1,934
2.10%	-	55	174	68	23	221	18	95,297
2.15%	-	-	55	106	-	-	527	45,649
2.20%	-	-	-	-	-	106	-	9,792
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	20,345
2.35%	-	-	-	-	-	-	-	3,360
2.40%	-	-	-	-	-	-	-	723
2.45%	-	-	8	16	70	-	8	18,909
2.50%	-	-	-	-	-	-	-	5,708
2.55%	-	-	-	-	-	-	-	137
2.85%	-	-	-	-	-	-	-	3,954

	$6,050	$20,500	$7,041	$8,578	$11,407	$40,188	$32,715	$3,535,810

	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB	FAM2	FC2R

0.45%	$15	$72	$1,561	$-	$96	$-	$51	$-
0.65%	-	-	908	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	14	14	-	77	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	106	-	-	95
1%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	13	10,305	2,166	3,405	26,558	-	748	37,354
1.20%	-	-	-	-	-	-	-	-
1.25%	-	3,848	902	-	4,285	-	88	-
1.30%	-	-	-	-	-	62	-	-
1.35%	89	30,205	10,961	1,197	43,440	-	91	51,930
1.40%	90	6,448	464	1,986	10,704	-	-	22,338
1.45%	-	-	26	-	17	-	-	-
1.55%	21	4,663	2,293	300	3,173	-	-	8,437
1.60%	23	1,584	2,407	749	3,190	-	86	3,978
1.65%	-	273	1,667	-	569	-	201	-
1.70%	-	-	-	-	-	-	-	-
1.80%	-	2	2,484	-	1,529	-	34	-
1.85%	-	-	31	-	1,267	-	-	-
1.90%	-	729	1,874	-	1,488	-	94	-
1.95%	-	-	1,196	-	139	-	18	-
2%	-	-	165	-	-	-	11	-
2.05%	-	-	2,419	-	-	-	-	-
2.10%	-	-	1,725	-	470	-	-	-
2.15%	-	224	535	-	-	-	-	-
2.20%	-	-	-	-	-	-	202	-
2.25%	-	-	260	-	-	-	-	-
2.30%	-	-	-	-	-	-	229	-
2.35%	-	48	5,944	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	33	-	-	139	-	56	-
2.50%	-	-	2,721	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$251	$58,448	$42,723	$7,637	$97,247	$62	$1,909	$124,132

	FEI2R	FG2R	FTVFA2	SBTRP	SBVI	SBIEP	PMVAAD	PMVFAD

0.45%	$80	$174	$875	$-	$-	$-	$50	$4,264
0.65%	90	20	155	-	-	-	-	1,032
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	37	-	-	-	-	-	2
0.90%	-	-	-	-	-	-	-	-
0.95%	-	133	167	-	-	-	8	-
1%	-	-	322	-	-	-	-	54
1.10%	-	-	-	-	-	-	-	-
1.15%	23,200	20,224	5,537	-	-	-	6,419	5,761
1.20%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.25%	649	239	4,330	-	-	-	91	2,017
1.30%	-	-	-	452	25,890	1,251	-	-
1.35%	22,741	37,108	4,819	-	-	-	2,425	9,857
1.40%	10,405	7,499	2,187	-	-	-	294	1,256
1.45%	-	-	-	-	-	-	113	-
1.55%	3,889	6,951	1,830	-	-	-	1,212	7,217
1.60%	1,709	3,024	1,553	-	-	-	526	2,691
1.65%	626	740	603	-	-	-	261	1,190
1.70%	-	-	-	-	-	-	-	-
1.80%	15	138	1,773	-	-	-	927	412
1.85%	-	-	-	-	-	-	-	1,148
1.90%	2,295	2,167	253	-	-	-	608	1,531
1.95%	40	63	292	-	-	-	12	206
2%	-	8	-	-	-	-	37	112
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	24	-	-	-	405	1,247
2.15%	-	-	-	-	-	-	667	18
2.20%	-	154	-	-	-	-	308	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	173	123	-	-	-	-	-
2.35%	-	-	-	-	-	-	174	496
2.40%	-	-	-	-	-	-	-	-
2.45%	29	230	29	-	-	-	830	50
2.50%	-	-	-	-	-	-	145	57
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$65,768	$79,082	$24,872	$452	$25,890	$1,251	$15,512	$40,618

	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2

0.45%	$401	$1,640	$4,134	$3,220	$9,905	$3,989	$864	$668
0.65%	-	231	176	547	256	58	14	98
0.70%	-	-	90	57	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	21	1	41	39	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	179	197	278	61	106
1%	-	-	21	373	329	17	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,438	6,776	5,431	10,867	12,125	33,951	7,879	6,904
1.20%	-	-	-	-	-	-	1	-
1.25%	4,154	1,130	5,683	2,556	3,701	6,056	3,256	4,708
1.30%	-	-	-	-	-	-	-	-
1.35%	9,597	7,472	20,059	28,686	39,662	49,858	28,578	14,919
1.40%	229	1,120	696	1,561	8,024	4,849	2,053	3,169
1.45%	-	117	529	136	412	287	148	3,276
1.55%	4,252	5,749	5,411	8,586	7,488	22,619	3,947	4,939
1.60%	8,055	4,249	7,264	5,764	7,541	21,646	3,033	3,050
1.65%	8,885	1,605	4,532	5,852	7,475	53,810	643	8,870
1.70%	-	-	-	-	-	-	-	-
1.80%	1,027	1,811	1,908	6,786	1,555	4,556	273	2,884
1.85%	-	52	213	1,461	2,155	264	160	734
1.90%	3,972	8,392	2,703	10,190	9,753	4,268	18,343	490
1.95%	1,867	502	1,192	1,509	1,138	10,388	130	2,943
2%	11	171	90	109	116	496	-	292
2.05%	2,302	-	-	-	-	-	-	-
2.10%	147	313	549	4,749	4,423	1,721	1,690	2,221
2.15%	2,512	2,184	232	1,677	33	6,676	-	-
2.20%	281	129	42	-	-	1,207	-	-
2.25%	5	-	2	-	-	-	-	-
2.30%	117	-	70	658	682	-	1	61
2.35%	5,543	75	376	5	361	144	-	410
2.40%	-	-	-	-	-	-	-	-
2.45%	667	498	85	-	77	3	103	420
2.50%	2,689	40	-	390	-	41	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$60,151	$44,256	$61,509	$95,919	$117,449	$227,221	$71,177	$61,162

	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL

0.45%	$-	$1,041	$402	$-	$6	$3,558	$22	$165
0.65%	5	68	14	-	41	999	41	9
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	18	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	7	-	-	-	3	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	1,043	10,148	1,597	14	268	4,448	89	4,343
1.20%	-	-	-	-	-	-	-	-
1.25%	2,771	8,382	1,466	3	4	199	72	5,323
1.30%	-	-	-	-	-	-	-	-
1.35%	634	22,491	7,424	1,056	714	3,817	101	13,191
1.40%	175	926	160	4	-	41	5	562
1.45%	6	87	58	1	-	32	-	132
1.55%	1,946	10,316	2,998	34	256	2,803	383	2,584
1.60%	105	11,345	5,782	1	45	752	167	9,129
1.65%	109	12,303	1,009	198	169	1,357	631	18,976
1.70%	-	-	-	-	-	-	-	-
1.80%	49	7,834	60	8	35	1,310	141	25,561
1.85%	-	85	317	359	-	649	-	2,345
1.90%	517	4,914	664	-	284	1,302	94	4,161
1.95%	111	701	30	-	94	129	60	197
2%	119	330	46	66	1	311	9	1,369
2.05%	-	-	-	-	-	-	-	-
2.10%	574	864	153	99	62	992	104	3,389
2.15%	4,320	1,369	-	1	9	335	30	1,318
2.20%	72	211	-	-	3	73	16	-
2.25%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.30%	-	59	762	-	-	210	7	829
2.35%	33	171	-	-	2	108	10	108
2.40%	-	-	-	-	-	-	-	-
2.45%	185	377	-	1	16	573	38	1,334
2.50%	6	-	-	-	-	5	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$12,780	$94,047	$22,942	$1,845	$2,009	$24,006	$2,020	$95,026

	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT

0.45%	$19	$1	$335	$14	$-	$-	$6	$87
0.65%	-	-	14	16	-	-	-	20
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	5	32	-	-	-	5	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	1	-	-	-	-	1	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	314	163	8,541	921	21	603	221	9,494
1.20%	-	-	2	1	-	-	-	1
1.25%	267	124	4,473	127	24	407	23	783
1.30%	-	-	-	-	-	-	-	-
1.35%	442	220	16,575	658	221	494	2,018	20,080
1.40%	6	77	1,408	101	122	3	246	1,297
1.45%	-	3	18	-	-	-	7	-
1.55%	148	131	3,593	718	108	629	228	850
1.60%	20	198	7,441	960	265	443	691	1,599
1.65%	123	80	3,847	79	89	872	582	787
1.70%	-	-	-	-	-	-	-	-
1.80%	69	65	837	71	-	223	290	935
1.85%	-	-	80	227	46	8	-	123
1.90%	435	269	7,222	29	274	556	1,265	9,290
1.95%	52	6	176	62	23	10	19	105
2%	4	14	111	23	-	16	59	13
2.05%	-	-	-	-	-	-	-	-
2.10%	5	-	127	56	7	5	28	27
2.15%	-	14	197	-	8	80	4	216
2.20%	-	7	41	-	3	10	-	2
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	91	-	-	-	162	-
2.35%	-	7	18	1	2	13	22	1
2.40%	-	-	-	-	-	-	-	-
2.45%	-	15	67	-	9	24	-	16
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$1,910	$1,426	$55,214	$4,064	$1,222	$4,402	$5,871	$45,726

	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO

0.45%	$-	$25	$240	$82	$1	$131	$17	$4,191
0.65%	-	3	10	439	-	1,078	-	71
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	-	1	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	9	-	-	-	-	104
1.10%	-	-	-	-	-	-	-	-
1.15%	17	588	3,551	3,404	114	3,451	497	3,020
1.20%	-	-	-	-	-	-	-	-
1.25%	52	12	523	3,867	93	556	639	945
1.30%	-	-	-	-	-	-	-	-
1.35%	119	1,645	5,165	23,992	962	4,024	608	1,719
1.40%	87	196	3,207	525	219	257	33	431
1.45%	-	-	147	44	8	112	8	-
1.55%	114	258	1,820	7,550	920	3,436	420	2,720
1.60%	31	1,326	2,123	1,745	1,146	816	524	5,643
1.65%	23	82	1,498	784	87	7,342	364	2,830
1.70%	-	-	-	-	-	-	-	-
1.80%	118	680	537	1,419	520	3,778	55	3,554
1.85%	-	432	1,166	2	-	350	-	-
1.90%	15	13	2,544	16,315	1,239	1,353	310	249
1.95%	1	15	536	529	228	534	3	50
2%	-	3	186	121	81	412	4	42
2.05%	-	-	-	-	-	-	-	-
2.10%	110	12	520	978	142	655	-	1,349
2.15%	-	-	418	797	28	33	65	96
2.20%	-	-	37	120	10	14	29	16
2.25%	-	-	-	-	-	-	-	-
2.30%	-	2	395	1,537	-	73	4	-
2.35%	-	-	72	431	38	6	13	31
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	723	192	24	31	75	41
2.50%	-	-	-	-	-	-	8	23
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$690	$5,292	$25,428	$64,873	$5,860	$28,442	$3,676	$27,125

	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN

0.45%	$-	$82	$1	$1	$1	$-	$2,534	$382
0.65%	5	-	-	-	-	-	92	2
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	37	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	-	-	1	-	107	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.10%	-	-	-	-	-	-	-	-
1.15%	37	259	283	579	129	32	3,756	1,583
1.20%	-	-	2	-	-	-	-	-
1.25%	49	20	42	45	163	23	1,486	183
1.30%	-	-	-	-	-	-	-	-
1.35%	100	1,881	1,734	850	1,428	143	11,335	5,862
1.40%	13	609	2,724	204	185	101	4,118	218
1.45%	-	-	2	50	7	37	63	2
1.55%	321	1,920	278	1,468	429	53	7,540	1,941
1.60%	25	1,920	3,573	337	1,273	175	2,550	411
1.65%	100	608	164	234	196	260	1,260	89
1.70%	-	-	-	-	-	-	-	-
1.80%	1	175	348	256	379	35	1,525	226
1.85%	-	113	4	309	-	-	9	733
1.90%	75	344	1,727	2,410	1,397	-	1,554	2,439
1.95%	1	185	116	270	198	5	67	420
2%	-	177	429	721	74	4	593	39
2.05%	-	-	-	-	-	-	-	-
2.10%	-	556	1,180	1,926	166	63	1,739	173
2.15%	29	89	167	71	5	-	145	1,735
2.20%	15	45	66	1	-	-	8	52
2.25%	-	-	-	-	-	-	-	-
2.30%	-	6	72	86	7	-	-	178
2.35%	7	55	90	17	24	-	56	40
2.40%	-	-	-	-	-	-	-	-
2.45%	37	108	184	148	-	-	66	484
2.50%	-	-	15	-	-	-	9	17
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$815	$9,152	$13,201	$9,983	$6,099	$931	$40,612	$17,209

	PROUTL	RVAAS	RVACS	RVAMS	RSRF	RVASA	RVAMR	RBKF

0.45%	$18	$-	$263	$7	$2,462	$10	$42	$13
0.65%	-	-	-	-	1	-	-	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	15	-	-	-	97	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	15	-	36	-
1%	1	-	-	-	32	-	-	-
1.10%	-	-	-	-	134	-	-	-
1.15%	590	14,838	6,248	20,257	27,318	13,623	57,126	4,605
1.20%	-	-	-	-	-	-	-	-
1.25%	165	53	6,708	5,239	3,179	2,878	3,673	492
1.30%	-	-	-	-	-	-	-	-
1.35%	787	2,771	13,722	24,683	63,335	7,371	37,369	7,738
1.40%	280	238	3,107	7,164	10,608	1,078	3,539	945
1.45%	80	-	90	-	170	126	-	206
1.55%	609	382	805	5,246	26,698	15,012	6,878	1,475
1.60%	101	530	3,077	4,857	4,670	1,718	7,032	925
1.65%	842	490	-	1,162	451	826	4,488	1,328
1.70%	-	-	-	-	-	-	-	-
1.80%	330	-	239	1,216	254	1,860	2,371	70
1.85%	11	-	-	-	-	-	-	218
1.90%	1,413	-	6	249	3,488	3,452	8,064	2,197
1.95%	69	1,392	1,882	365	1,140	3,347	3,250	181
2%	-	229	-	81	548	118	7,448	23
2.05%	7	-	-	-	-	-	-	-
2.10%	133	26	189	-	718	577	1,584	285
2.15%	68	-	1,304	-	76	-	13,648	4
2.20%	3	376	-	-	135	-	3,204	-
2.25%	1	-	212	-	-	-	-	-
2.30%	-	2,420	-	1,307	190	-	5,207	-
2.35%	19	-	-	-	31	228	-	-
2.40%	-	-	-	-	62	-	729	-
2.45%	8	-	-	-	-	-	24,538	217
2.50%	7	118	-	146	238	63	5,297	-
2.55%	-	-	-	-	190	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$5,557	$23,863	$37,852	$71,979	$146,240	$52,287	$195,523	$20,923

	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF	RVLDD	RVDFA

0.45%	$910	$16	$42	$2,612	$229	$61	$39	$-
0.65%	10	-	8	-	56	9	10	-
0.70%	175	-	-	-	23	163	-	-
0.80%	-	-	-	-	5	-	-	-
0.85%	-	-	-	-	-	6	-	-
0.90%	16	-	34	-	-	93	-	-
0.95%	-	-	-	-	-	106	-	339
1%	-	-	12	-	38	25	-	66
1.10%	-	-	-	-	-	-	-	-
1.15%	39,571	33,697	12,800	31,400	32,379	28,039	27,897	35,434
1.20%	5	-	2	-	55	16	-	-
1.25%	4,266	2,973	2,354	1,715	6,108	1,822	8,270	9,881
1.30%	-	-	-	-	-	-	-	-
1.35%	62,807	26,258	34,232	23,878	43,223	40,699	31,639	70,108
1.40%	17,996	1,498	10,766	1,103	3,787	14,990	3,454	14,624
1.45%	5	-	5	-	270	96	-	54
1.55%	14,886	4,613	9,552	9,607	9,330	10,045	6,594	84,486
1.60%	8,367	8,172	5,828	11,694	8,334	6,326	1,988	20,364
1.65%	4,973	2,783	2,997	4,239	3,304	3,660	2,987	13,692
1.70%	-	-	-	-	1	-	-	-
1.80%	2,417	1,535	1,381	1,679	3,705	1,186	5,712	834
1.85%	504	-	25	-	245	25	35	8
1.90%	5,052	8,192	7,698	16,685	3,839	3,995	5,911	3,297
1.95%	861	2,486	513	9,418	639	586	1,669	27,269
2%	294	6,870	139	4,141	598	292	1,334	4,221
2.05%	-	-	-	-	-	-	-	1,858
2.10%	3,943	925	3,976	791	1,290	2,833	5,213	602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.15%	783	4,645	750	3,828	384	153	4,637	1,460
2.20%	743	2,014	94	2,383	12	228	59	233
2.25%	-	-	-	-	-	-	-	355
2.30%	123	1,107	880	310	756	603	3	7,170
2.35%	45	-	25	10	548	44	34	7,800
2.40%	21	409	16	77	56	30	152	-
2.45%	1,717	8,501	798	2,339	380	171	546	-
2.50%	409	4,070	277	10,171	771	1,071	374	15,250
2.55%	-	-	-	-	25	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$170,899	$120,764	$95,204	$138,080	$120,390	$117,373	$108,557	$319,405

	RVDSR	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF

0.45%	$186	$36	$377	$163	$116	$12	$2,645	$57
0.65%	-	9	351	23	34	5	133	56
0.70%	-	103	206	-	-	99	39	82
0.80%	-	-	-	6	-	-	-	-
0.85%	23	-	-	-	-	-	116	5
0.90%	-	33	18	-	-	-	-	34
0.95%	349	-	-	-	-	-	9	-
1%	80	-	24	-	1	-	7	5
1.10%	-	-	-	-	-	-	29	-
1.15%	67,011	13,724	42,009	44,530	15,192	13,037	53,505	22,985
1.20%	-	8	21	26	1	1	-	7
1.25%	6,318	746	8,522	8,537	1,056	2,020	6,482	3,543
1.30%	-	-	-	-	-	-	-	-
1.35%	161,008	25,676	79,452	63,021	15,314	21,053	74,243	41,609
1.40%	40,956	8,303	23,291	18,094	3,257	6,167	7,528	12,864
1.45%	211	-	98	488	-	320	521	1,056
1.55%	63,720	4,430	14,445	19,997	2,676	2,554	20,148	13,200
1.60%	35,506	2,310	10,875	9,124	2,482	2,557	25,480	5,510
1.65%	14,580	1,796	9,895	7,385	1,747	329	16,286	3,163
1.70%	-	-	-	-	-	-	-	-
1.80%	1,599	451	5,378	4,780	125	397	2,081	3,833
1.85%	9,185	-	424	758	508	9	330	44
1.90%	7,736	1,872	8,671	6,661	739	4,241	6,527	7,181
1.95%	2,822	247	1,936	1,307	22	35	3,260	368
2%	4,447	30	354	182	112	146	2,370	410
2.05%	-	-	304	-	-	-	-	-
2.10%	164	773	3,212	2,348	140	721	5,581	522
2.15%	425	167	801	720	14	18	747	361
2.20%	362	204	228	498	-	169	278	154
2.25%	-	-	31	5	-	-	-	-
2.30%	3,584	43	1,329	448	-	-	-	759
2.35%	-	-	565	238	-	197	990	11
2.40%	-	9	50	7	-	-	50	2
2.45%	-	370	813	1,154	8	117	599	148
2.50%	376	344	1,050	373	-	277	137	240
2.55%	-	-	-	-	-	-	125	-
2.85%	-	-	-	-	-	-	-	-

	$420,648	$61,684	$214,730	$190,873	$43,544	$54,481	$230,246	$118,209

	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ

0.45%	$34	$600	$281	$66	$182	$1,072	$41	$56
0.65%	16	45	24	14	13	37	38	43
0.70%	124	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	-	7	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	2	-	31	-	10	-
1.10%	-	-	-	-	-	-	-	-
1.15%	18,701	9,874	22,207	1,602	8,570	8,293	21,522	13,723
1.20%	-	1	5	2	-	-	3	-
1.25%	1,598	4,910	4,702	68	2,818	1,780	2,632	291
1.30%	-	-	-	-	-	-	-	-
1.35%	28,250	15,625	18,012	3,726	20,205	17,264	58,101	12,847
1.40%	11,665	16,400	4,159	4,453	634	4,538	9,748	1,916
1.45%	166	35	-	2	11	23	60	3
1.55%	7,856	3,942	4,723	1,715	4,769	6,995	9,798	3,399
1.60%	4,370	1,910	6,814	1,281	995	3,111	5,226	1,501
1.65%	1,046	1,677	9,147	81	891	2,270	6,165	583
1.70%	-	-	-	-	-	-	-	-
1.80%	358	1,071	1,523	14	68	579	3,877	75
1.85%	17	299	80	143	287	393	620	1,549
1.90%	5,472	4,970	506	464	29	686	1,890	85
1.95%	506	782	595	48	466	2,265	598	12
2%	71	265	523	164	291	507	286	222
2.05%	-	-	-	-	-	-	-	-
2.10%	412	17,911	2,567	309	1,149	1,364	762	133
2.15%	166	6,441	1,450	-	16	112	320	132
2.20%	286	129	82	-	-	23	24	70
2.25%	-	-	-	-	-	-	-	-
2.30%	102	38	30	162	233	265	150	-
2.35%	130	129	567	-	-	22	17	32
2.40%	10	-	-	-	-	-	11	-
2.45%	336	450	168	54	7	108	295	149
2.50%	854	108	19	-	-	52	38	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$82,549	$87,612	$78,193	$14,368	$41,665	$51,759	$122,232	$36,821

	RLF	RVMFU	RMED	RVARS	RVF	ROF	RNF	RPMF

0.45%	$78	$150	$325	$446	$5,334	$4,450	$541	$3,819
0.65%	4	-	19	51	192	220	102	194
0.70%	183	-	-	-	-	-	125	249
0.80%	-	-	-	-	-	-	-	-
0.85%	-	95	-	111	13	190	9	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

0.90%	62	-	-	-	-	-	-	60
0.95%	102	3	-	14	-	22	19	70
1%	35	32	-	40	125	90	-	22
1.10%	-	89	-	269	-	318	341	-
1.15%	21,725	23,289	25,309	24,148	24,198	31,156	49,417	112,276
1.20%	6	-	-	-	-	-	2	168
1.25%	1,581	2,329	2,681	2,484	7,049	2,497	5,201	15,417
1.30%	-	-	-	-	-	-	-	-
1.35%	26,434	28,837	27,233	23,254	23,895	40,175	70,706	220,295
1.40%	12,169	3,073	4,689	1,736	3,355	7,789	8,807	44,187
1.45%	171	-	190	12	19	179	-	1,238
1.55%	6,014	16,700	11,323	9,844	8,967	13,102	5,999	60,305
1.60%	3,581	19,101	3,085	3,745	2,566	4,131	3,338	24,791
1.65%	3,016	935	1,208	1,252	1,162	2,711	906	13,620
1.70%	-	-	-	2	-	-	-	-
1.80%	322	2,681	2,659	497	1,441	1,523	506	9,321
1.85%	20	291	-	415	463	767	1,789	1,186
1.90%	1,641	13,575	5,111	3,821	2,672	2,196	3,096	31,860
1.95%	59	887	504	9,069	630	1,511	287	4,565
2%	138	436	1,448	1,416	338	1,065	815	1,746
2.05%	-	-	-	-	-	-	-	159
2.10%	607	888	3,075	132	2,203	1,729	303	9,125
2.15%	6	21	1,366	2,361	3,140	1,427	1,454	2,544
2.20%	258	53	380	155	17	306	391	961
2.25%	-	-	-	-	-	-	-	5
2.30%	476	878	261	936	1	141	790	2,347
2.35%	13	65	66	85	-	15	89	718
2.40%	-	-	52	-	-	31	40	101
2.45%	127	3	2,297	49	220	1,128	2,212	2,821
2.50%	1,120	493	474	640	117	35	164	2,265
2.55%	-	57	-	179	-	273	264	-
2.85%	-	-	-	-	-	-	-	-

	$79,948	$114,961	$93,755	$87,163	$88,117	$119,177	$157,713	$566,435

	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV

0.45%	$683	$23	$314	$11	$553	$381	$2,089	$353
0.65%	124	3	130	23	45	20	402	7
0.70%	165	114	-	-	63	58	64	58
0.80%	-	-	-	-	-	-	-	-
0.85%	7	-	-	-	15	2	57	-
0.90%	65	-	-	=	65	60	66	60
0.95%	134	-	-	-	106	98	122	98
1%	74	10	-	6	10	9	10	9
1.10%	50	-	223	-	-	-	-	-
1.15%	44,440	14,015	23,727	27,625	45,215	21,219	63,783	17,045
1.20%	4	-	1	-	1	-	-	-
1.25%	2,957	693	1,354	19,094	3,865	2,601	5,241	708
1.30%	-	-	-	-	-	-	-	-
1.35%	53,086	28,813	26,361	32,931	118,498	58,602	70,753	47,206
1.40%	15,223	7,974	2,177	7,520	11,146	5,757	16,680	5,111
1.45%	317	21	155	95	1,020	694	215	-
1.55%	17,044	4,036	11,944	15,439	15,802	17,242	25,493	14,646
1.60%	11,724	2,792	3,600	5,873	12,859	20,648	12,627	12,641
1.65%	6,322	1,783	1,910	2,237	12,595	15,159	7,145	1,658
1.70%	1	-	-	-	-	-	-	-
1.80%	1,538	415	1,506	1,105	5,281	5,079	5,204	3,803
1.85%	603	13	303	222	137	159	706	-
1.90%	4,956	8,328	424	2,630	33,651	27,691	32,240	24,214
1.95%	363	91	2,973	779	1,655	1,758	1,326	106
2%	512	131	687	190	910	1,230	456	222
2.05%	-	-	-	-	-	689	-	-
2.10%	2,933	255	1,158	1,556	4,145	1,353	2,341	286
2.15%	867	29	1,247	1,058	953	129	652	27
2.20%	453	229	312	196	174	60	43	49
2.25%	-	-	-	-	-	1	-	-
2.30%	1,483	158	123	-	4,735	23	3,182	142
2.35%	239	22	92	14	102	1,634	43	-
2.40%	2	2	146	-	11	-	-	-
2.45%	442	53	941	822	753	138	1,542	-
2.50%	1,882	340	123	124	803	767	906	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$168,693	$70,343	$81,931	$119,550	$275,168	$183,261	$253,388	$128,449

	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

0.45%	$1,828	$386	$-	$27	$-	$13	$269	$202
0.65%	89	40	1	54	15	4	116	24
0.70%	-	-	30	105	-	143	-	-
0.80%	-	-	-	-	-	-	5	-
0.85%	40	-	-	-	-	-	17	-
0.90%	-	-	31	33	31	87	49	-
0.95%	38	-	50	-	-	93	-	-
1%	-	-	4	3	-	9	10	-
1.10%	-	-	-	-	-	-	-	-
1.15%	28,301	11,949	5,923	18,755	5,369	17,310	22,811	4,102
1.20%	-	1	1	1	-	-	14	127
1.25%	1,235	1,176	253	2,037	1,115	1,375	1,920	1,142
1.30%	-	-	-	-	-	-	-	-
1.35%	35,369	20,154	12,184	38,890	10,573	23,739	46,000	11,239
1.40%	7,808	3,118	1,568	12,961	2,831	9,745	12,732	549
1.45%	2	1	6	981	87	2	38	237
1.55%	10,827	11,016	2,837	6,660	1,268	8,348	7,358	2,926
1.60%	6,184	12,541	4,687	5,300	1,069	2,715	4,819	1,577
1.65%	4,195	1,656	804	4,628	638	2,957	2,935	928
1.70%	-	-	-	-	-	-	-	-
1.80%	3,721	5,189	295	1,170	294	523	1,424	406
1.85%	152	16	55	28	-	147	55	209
1.90%	10,621	7,186	2,715	14,002	3,117	2,697	10,572	847
1.95%	758	189	283	221	112	71	570	172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2%	293	222	298	352	107	273	472	156
2.05%	-	-	-	-	-	-	-	-
2.10%	3,730	1,096	718	1,599	1,191	269	1,562	601
2.15%	252	30	153	169	37	29	327	334
2.20%	52	1	45	187	-	186	36	173
2.25%	-	-	-	-	-	-	51	-
2.30%	-	-	40	614	-	1,162	80	14
2.35%	134	-	38	8	8	11	67	111
2.40%	-	-	-	2	-	-	15	-
2.45%	129	136	107	50	-	-	379	323
2.50%	-	-	10	359	19	964	600	15
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$115,758	$76,103	$33,136	$109,196	$27,881	$72,872	$115,303	$26,414

	VWHA	VWAR	WRASP	RVIRO

0.45%	$-	$7	$1,779	$12
0.65%	1	-	92	-
0.70%	-	-	-	-
0.80%	-	-	29	2
0.85%	-	-	-	15
0.90%	-	-	-	-
0.95%	-	-	110	1
1%	-	-	-	-
1.10%	-	-	-	56
1.15%	315	75	38,234	3,041
1.20%	-	-	-	-
1.25%	183	6,110	14,719	354
1.30%	-	-	-	-
1.35%	1,097	843	81,444	3,969
1.40%	20	-	35,005	557
1.45%	-	636	354	-
1.55%	506	97	37,572	4,318
1.60%	284	28	17,444	561
1.65%	13	-	29,828	258
1.70%	-	-	-	-
1.80%	361	15	3,987	643
1.85%	-	-	538	-
1.90%	583	28	12,970	1,211
1.95%	242	-	7,853	130
2%	76	-	248	25
2.05%	498	-	-	-
2.10%	786	-	5,205	154
2.15%	-	-	4,282	23
2.20%	74	-	528	6
2.25%	53	-	-	-
2.30%	33	-	224	-
2.35%	1,266	-	273	-
2.40%	-	-	-	8
2.45%	49	-	2,705	-
2.50%	558	-	142	-
2.55%	-	-	-	8
2.85%	-	-	-	-

	$6,998	$7,839	$295,565	$15,352

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $2,358,052 and $7,315,742, respectively, and total transfers from the Account to the fixed account were $2,238,727 and $7,170,601, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.
For contracts with the Extra Value option, the Company contributed $786,878 and $770,423 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.
For Purchase Payment Credits, the Company contributed $468,231 and $171,942 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.
For guaranteed minimum death benefits, the Company contributed $3,459,757 and $1,613,377 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
— Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
— Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
— Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,059,285,886	$0	$0	$1,059,285,886
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III ( MLVGA3 )	$15,048,707	$9,343,449
Credit Suisse Trust - Commodity Return Strategy Portfolio ( CSCRS )	4,646,741	2,417,653
MFS Global Tactical Allocation Portfolio - Service Class ( MVGTAS )	185,774	81,866
Emerging Markets Debt Portfolio - Class II ( MSEMB )	456,222	79,677
Global Tactical Asset Allocation Portfolio - Class II ( MSVGT2 )	104,366	44,852
Global Real Estate Portfolio - Class II ( VKVGR2 )	155,297	62,344
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	1,430,233	533,641
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	81,778,161	77,256,816
NVIT Emerging Markets Fund - Class III ( GEM3 )	1,346,202	2,162,496
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	525,820	767,404
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	2,531,353	1,430,305
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	1,693,304	1,017,198
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	3,484,193	2,878,299
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	2,554,515	1,711,146
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	1,120,701	636,596
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	765,502	506,834
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	6,055,052	3,609,421
NVIT Fund - Class III ( TRF3 )	305,214	167,673
NVIT Government Bond Fund - Class III ( GBF3 )	9,600,313	12,913,044
NVIT Investor Destinations Aggressive Fund - Class VI ( GVIDA6 )	1,932,804	2,281,452
NVIT Investor Destinations Balanced Fund - Class VI ( NVDBL6 )	192,258	332,201
NVIT Investor Destinations Capital Appreciation Fund - Class VI ( NVDCA6 )	1,196,229	892,479
NVIT Investor Destinations Conservative Fund - Class VI ( GVIDC6 )	4,952,836	5,300,482
NVIT Investor Destinations Moderate Fund - Class VI ( GVIDM6 )	5,794,017	5,277,659
NVIT Investor Destinations Moderately Aggressive Fund - Class VI ( GVDMA6 )	1,023,079	2,815,852
NVIT Investor Destinations Moderately Conservative Fund - Class VI ( GVDMC6 )	3,162,408	4,074,493
NVIT Money Market Fund - Class I ( SAM )	0	412
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	925,119	688,766
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	583,098	569,381
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	783,318	385,120
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	693,172	520,658
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	180	256,909
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	2,106,803	1,730,609
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	910,247	432,405
NVIT Multi-Manager Small Cap Growth Fund - Class III ( SCGF3 )	807,608	758,203
NVIT Multi-Manager Small Cap Value Fund - Class III ( SCVF3 )	242,893	579,751
NVIT Multi-Manager Small Company Fund - Class III ( SCF3 )	1,007,153	1,209,569
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	7,592,173	3,131,228
NVIT Money Market Fund - Class II ( NVMM2 )	791,700,617	775,128,249
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	84,287	28,471
VP Income & Growth Fund - Class III ( ACVIG3 )	1,308,899	1,586,734
VP Inflation Protection Fund - Class II ( ACVIP2 )	9,104,901	2,983,735
VP Ultra(R) Fund - Class III ( ACVU3 )	65,306	457,830
VP Value Fund - Class III ( ACVV3 )	1,320,616	2,980,063
Quality Bond Fund II - Primary Shares ( FQB )	245	74
VIP Fund - Asset Manager Portfolio - Service Class 2 ( FAM2 )	818,087	26,450
VIP Fund - Contrafund Portfolio - Service Class 2 R ( FC2R )	528,380	2,968,976
VIP Fund - Equity-Income Portfolio - Service Class 2 R ( FEI2R )	1,353,148	2,551,173
VIP Fund - Growth Portfolio - Service Class 2 R ( FG2R )	4,383,701	4,813,234
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	1,773,656	1,203,452
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP )	477	464
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I ( SBVI )	43,969	121,510
Global Currents Variable International All Cap Opportunity Portfolio ( SBIEP )	8,683	1,281
All Asset Portfolio - Advisor Class ( PMVAAD )	4,474,799	545,269
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	6,214,297	2,454,701
Low Duration Portfolio - Advisor Class ( PMVLAD )	13,081,285	7,268,026
Total Return Portfolio - Advisor Class ( PMVTRD )	16,446,572	6,405,871
PMVRSD ( PMVRSD )	4,990,872	5,049,562
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD )	8,222,190	6,860,760
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class ( PMVGBD )	13,116,897	11,135,867
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )	100,825,093	58,540,781
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II ( PIVEM2 )	4,026,331	6,115,462
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares ( PIHYB2 )	28,842,566	26,086,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ultra Short NASDAQ-100 ( PROUSN )	61,911,152	61,031,069
VP Access High Yield ( PROAHY )	86,877,786	88,267,229
VP Asia 30 ( PROA30 )	12,563,155	16,070,730
VP Banks ( PROBNK )	9,489,945	9,284,282
VP Basic Materials ( PROBM )	2,180,311	1,687,264
VP Bear ( PROBR )	20,926,242	22,170,276
VP Biotechnology ( PROBIO )	3,208,703	3,040,590
VP Bull ( PROBL )	110,923,276	106,833,901
VP Consumer Goods ( PROCG )	1,371,397	1,090,006
VP Consumer Services ( PROCS )	1,261,015	712,623
VP Emerging Markets ( PROEM )	23,775,584	26,431,653
VP Europe 30 ( PROE30 )	4,839,304	4,742,821
VP Financials ( PROFIN )	3,532,523	3,400,569
VP Health Care ( PROHC )	3,349,435	2,748,482
VP Industrials ( PROIND )	3,225,847	2,333,241
VP International ( PROINT )	7,308,224	6,848,082
VP Internet ( PRONET )	954,955	840,532
VP Japan ( PROJP )	12,215,909	12,305,740
VP NASDAQ-100 ( PRON )	27,423,294	26,092,069
VP Oil and Gas ( PROOG )	12,475,729	15,656,558
VP Pharmaceuticals ( PROPHR )	4,427,768	1,486,152
VP Precious Metals ( PROPM )	16,898,158	13,111,961
VP Real Estate ( PRORE )	5,349,968	4,823,672
VP Rising Rates Opportunity ( PRORRO )	84,973,876	86,116,800
VP Semiconductor ( PROSCN )	1,996,863	1,820,078
VP Short Emerging Markets ( PROSEM )	17,001,654	16,436,460
VP Short International ( PROSIN )	14,414,987	12,818,630
VP Short NADSAQ-100 ( PROSN )	15,442,520	15,618,562
VP Technology ( PROTEC )	3,621,330	2,574,042
VP Telecommunications ( PROTEL )	1,534,095	1,486,567
VP U.S. Government Plus ( PROGVP )	102,746,495	102,891,965
VP Ultra NASDAQ-100 ( PROUN )	18,334,700	16,963,331
VP Utilities ( PROUTL )	3,439,801	1,854,716
Variable Trust: All-Asset Aggressive Strategy Fund ( RVAAS )	2,731,126	6,532,874
Variable Trust: All-Asset Conservative Strategy Fund ( RVACS )	5,058,202	6,125,701
Variable Trust: All-Asset Moderate Strategy Fund ( RVAMS )	3,250,448	3,574,284
Variable Trust: All-Cap Opportunity Fund ( RSRF )	507,345	3,205,878
Variable Trust: Alternative Strategies Allocation Fund ( RVASA )	604,109	759,610
SGI Variable Trust - CLS AdvisorOne Amerigo Fund ( RVAMR )	3,754,569	4,923,081
Variable Trust: Banking Fund ( RBKF )	33,045,294	34,610,196
Variable Trust: Basic Materials Fund ( RBMF )	48,534,830	58,249,374
SGI Variable Trust - CLS AdvisorOne Select Allocation Fund ( RVBER )	4,121,233	3,641,512
Variable Trust: Biotechnology Fund ( RBF )	51,536,011	49,301,227
SGI Variable Trust - CLS AdvisorOne Clermont Fund ( RVCLR )	9,595,511	7,640,266
Variable Trust: Commodities Strategy Fund ( RVCMD )	12,575,737	14,811,794
Variable Trust: Consumer Products Fund ( RCPF )	46,067,825	44,538,813
Variable Trust: Dow 2x Strategy Fund ( RVLDD )	68,754,048	66,683,011
Variable Trust: DWA Flexible Allocation Fund ( RVDFA )	4,329,496	6,389,583
Variable Trust: DWA Sector Rotation Fund ( RVDSR )	3,327,872	13,606,710
Variable Trust: Electronics Fund ( RELF )	48,291,624	50,196,417
Variable Trust: Energy Fund ( RENF )	53,622,000	57,129,716
Variable Trust: Energy Services Fund ( RESF )	43,034,831	48,804,557
Variable Trust: Europe 1.25x Strategy Fund ( RLCE )	27,140,529	27,927,962
Variable Trust: Financial Services Fund ( RFSF )	19,059,827	20,468,613
Variable Trust: Government Long Bond 1.2x Strategy Fund ( RUGB )	127,046,000	125,082,564
Variable Trust: Health Care Fund ( RHCF )	47,189,235	46,241,729
Variable Trust: Internet Fund ( RINF )	23,420,859	30,149,761
Variable Trust: Inverse Dow 2x Strategy Fund ( RVIDD )	77,123,492	78,797,708
Variable Trust: Inverse Government Long Bond Strategy Fund ( RJNF )	42,696,709	44,934,122
Variable Trust: Inverse Mid-Cap Strategy Fund ( RVIMC )	8,818,635	9,036,866
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund ( RAF )	75,134,716	76,187,831
Variable Trust: Inverse Russell 2000(R) Strategy Fund ( RVISC )	103,874,857	104,723,447
Variable Trust: Inverse S&P 500 Strategy Fund ( RUF )	113,215,766	115,975,576
Variable Trust: Japan 2x Strategy Fund ( RLCJ )	37,965,420	40,111,710
Variable Trust: Leisure Fund ( RLF )	8,787,746	12,038,548
Variable Trust: Managed Futures Strategy Fund ( RVMFU )	3,528,847	3,331,175
Variable Trust: Mid-Cap 1.5x Strategy Fund ( RMED )	38,830,257	44,081,317
Variable Trust: Multi-Hedge Strategies Fund ( RVARS )	1,695,114	2,124,049
Variable Trust: NASDAQ-100(R) 2x Strategy Fund ( RVF )	62,174,585	64,468,840
Variable Trust: NASDAQ-100(R) Fund ( ROF )	109,614,609	113,832,440
Variable Trust: Nova Fund ( RNF )	68,156,970	70,128,637
Variable Trust: Precious Metals Fund ( RPMF )	66,454,211	86,633,535
Variable Trust: Real Estate Fund ( RREF )	55,232,557	60,327,419
Variable Trust: Retailing Fund ( RRF )	33,727,121	33,145,803
Variable Trust: Russell 2000(R) 1.5x Strategy Fund ( RMEK )	59,786,118	61,710,406
Variable Trust: S&P 500 2x Strategy Fund ( RTF )	113,797,518	113,469,905
Variable Trust: S&P 500 Pure Growth Fund ( RVLCG )	69,195,921	71,503,213
Variable Trust: S&P 500 Pure Value Fund ( RVLCV )	105,679,903	107,087,496
Variable Trust: S&P MidCap 400 Pure Growth Fund ( RVMCG )	37,154,092	53,068,440
Variable Trust: S&P MidCap 400 Pure Value Fund ( RVMCV )	40,361,249	28,063,670
Variable Trust: S&P SmallCap 600 Pure Growth Fund ( RVSCG )	39,048,246	40,973,467
Variable Trust: S&P SmallCap 600 Pure Value Fund ( RVSCV )	33,424,806	33,420,015
Variable Trust: Strengthening Dollar 2x Strategy Fund ( RVSDL )	35,024,201	34,619,847
Variable Trust: Technology Fund ( RTEC )	42,601,414	47,892,513
Variable Trust: Telecommunications Fund ( RTEL )	46,965,436	49,074,673
Variable Trust: Transportation Fund ( RTRF )	39,625,544	42,480,881
Variable Trust: Utilities Fund ( RUTL )	55,731,870	53,999,817
Variable Trust: Weakening Dollar 2x Strategy Fund ( RVWDL )	8,323,718	9,102,571
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA )	1,438,223	606,387
VIP Trust - Multi-Manager Alternatives Fund: Initial Class ( VWAR )	2,053,962	23,621
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )	12,460,132	8,001,828
Variable Trust: International Opportunity Fund(obsolete) ( RVIRO )	132,188	3,574,176

Total	$4,216,859,654	$4,212,910,792

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4
(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.45% to 2.45%	2,154,758	$10.25 to $ 9.91	$21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
2008	1.15% to 2.05%	1,358,208	8.00 to 8.02	10,847,383	7.81%	-28.93% to -29.61%
2007	1.15% to 2.05%	757,438	11.26 to 11.39	8,528,143	8.57%	1.98% to 1.08%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Fund - Class III (TRF3)
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
2008	1.15% to 2.00%	50,588	8.18 to 7.73	403,227	1.35%	-42.22% to -42.78%
2007	1.15% to 2.00%	93,336	14.16 to 13.50	1,295,408	1.12%	6.97% to 6.11%
NVIT Government Bond Fund - Class III (GBF3)
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
2008	1.15% to 2.05%	1,445,042	13.06 to 12.30	18,516,569	4.28%	6.49% to 5.55%
2007	1.15% to 2.05%	1,498,890	12.26 to 11.65	18,090,271	4.98%	5.92% to 4.97%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
2008	1.15% to 2.05%	619,874	9.01 to 8.64	5,462,939	2.00%	-37.61% to -38.25%
2007	1.15% to 2.05%	783,334	14.45 to 14.00	11,139,666	2.15%	4.74% to 3.84%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2011	1.15% to 2.00%	50,520	$ 10.29 to $ 10.14	$518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
2008	1.15% to 2.05%	698,779	10.74 to 10.29	7,404,922	3.32%	-7.25% to -8.10%
2007	1.15% to 2.05%	462,812	11.57 to 11.20	5,293,897	3.14%	4.21% to 3.28%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%
2008	1.15% to 2.05%	1,744,209	9.81 to 9.41	16,869,176	2.83%	-24.25% to -24.98%
2007	1.15% to 2.05%	1,764,416	12.95 to 12.54	22,604,032	2.82%	4.48% to 3.57%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
2008	1.15% to 2.05%	1,069,845	9.40 to 9.01	9,930,470	2.56%	-32.18% to -32.85%
2007	1.15% to 2.05%	1,115,759	13.86 to 13.42	15,292,382	2.77%	4.93% to 4.03%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
2008	1.15% to 2.05%	657,880	10.30 to 9.88	6,676,541	2.99%	-16.00% to -16.79%
2007	1.15% to 2.05%	880,836	12.26 to 11.87	10,665,870	3.47%	4.60% to 3.68%
NVIT Money Market Fund - Class I (SAM)
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
2008	1.15% to 1.85%	36,528	6.69 to 6.37	240,525	0.00%	-47.07% to -47.54%
2007	1.15% to 1.85%	48,203	12.63 to 12.14	600,992	0.00%	8.54% to 7.81%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%
2008	1.15% to 2.05%	53,479	9.35 to 8.80	489,197	1.06%	-32.99% to -33.68%
2007	1.15% to 2.05%	70,779	13.95 to 13.27	968,345	1.15%	-8.00% to -8.81%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
2008	1.15% to 2.05%	148,984	9.78 to 9.20	1,434,159	0.83%	-38.87% to -39.51%
2007	1.15% to 2.05%	185,353	15.99 to 15.22	2,922,660	0.02%	0.93% to 0.05%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.45% to 2.10%	443,708	$ 10.01 to $ 9.90	$4,420,514	1.17%	0.13% to -0.98%	****
NVIT Money Market Fund - Class II (NVMM2)
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
2008	1.15% to 2.05%	343,435	8.99 to 8.46	3,028,849	2.18%	-35.34% to -36.01%
2007	1.15% to 2.05%	511,898	13.90 to 13.22	7,000,632	2.11%	-1.22% to -2.07%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
2008	1.15% to 2.05%	96,850	7.19 to 6.76	680,708	0.00%	-42.19% to -42.77%
2007	1.15% to 2.05%	185,781	12.43 to 11.81	2,265,496	0.00%	19.64% to 18.59%
VP Value Fund - Class III (ACVV3)
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%
2008	1.15% to 2.05%	586,741	10.30 to 9.70	5,923,371	2.50%	-27.62% to -28.36%
2007	1.15% to 2.05%	707,354	14.23 to 13.54	9,883,316	1.90%	-6.24% to -7.04%
Quality Bond Fund II - Primary Shares (FQB)
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
2008	1.15% to 2.05%	1,277,175	10.41 to 9.80	13,048,585	0.57%	-43.35% to -43.92%
2007	1.15% to 2.20%	1,869,163	18.37 to 17.33	33,799,687	0.84%	15.94% to 14.77%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
2008	1.15% to 2.05%	640,409	8.11 to 7.63	5,107,279	1.96%	-43.48% to -44.08%
2007	1.15% to 2.05%	923,301	14.35 to 13.65	13,064,438	1.53%	0.10% to -0.75%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
2008	1.15% to 2.05%	418,788	7.13 to 6.71	2,932,438	0.23%	-47.92% to -48.44%
2007	1.15% to 2.20%	1,427,016	13.70 to 12.90	19,260,131	0.33%	25.19% to 23.94%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -Class I (SBTRP)
2011	1.30%	1,435	23.02	33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
2008	1.30%	1,436	16.92	24,293	0.81%	-37.40%
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
2008	1.30%	329,358	6.20	2,040,812	1.27%	-36.46%
2007	1.30%	384,388	9.75	3,748,550	2.56%	-2.48%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
2011	1.30%	8,400	$ 10.30	$86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
2008	1.30%	7,937	9.08	72,083	3.01%	-44.14%
2007	1.30%	5,193	16.26	84,432	0.98%	4.95%
All Asset Portfolio - Advisor Class (PMVAAD)
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****
Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
Ultra Short NASDAQ-100 (PROUSN)
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield (PROAHY)
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****
VP Consumer Goods (PROCG)
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****
VP Health Care (PROHC)
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International (PROINT)
2011	0.45% to 2.10%	262,523	$ 9.32 to $ 9.06	$2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil and Gas (PROOG)
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****
VP Rising Rates Opportunity (PRORRO)
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****
VP Short NADSAQ-100 (PROSN)
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP Ultra NASDAQ-100 (PROUN)
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Variable Trust: All-Cap Opportunity Fund (RSRF)
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
2008	0.80% to 2.90%	2,101,946	6.49 to 8.32	19,467,186	0.00%	-41.21% to -42.50%
2007	0.80% to 2.35%	2,302,659	11.04 to 15.19	36,643,783	0.00%	10.45% to 19.93%	****
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
2008	1.35% to 2.00%	7,573	9.87	74,748	2.15%	-1.27% to -1.31%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
SGI Variable Trust - CLS AdvisorOne Amerigo Fund (RVAMR)
2011	0.45% to 2.50%	1,278,798	$ 8.78 to $ 8.49	$11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
2008	0.45% to 2.90%	1,041,892	5.98 to 6.10	6,552,835	0.41%	-43.35% to -44.80%
2007	0.80% to 2.40%	925,019	10.54 to 11.12	10,393,020	0.71%	5.45% to 11.07%	****
Variable Trust: Banking Fund (RBKF)
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%
2008	0.80% to 2.90%	2,475,430	4.86 to 4.25	15,764,043	0.22%	-41.64% to -43.04%
2007	0.80% to 2.40%	592,327	8.33 to 10.52	6,620,044	1.39%	-16.66% to -28.86%	****
Variable Trust: Basic Materials Fund (RBMF)
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
2008	0.45% to 2.45%	541,731	6.05 to 12.07	6,959,272	0.18%	-45.64% to -46.77%
2007	0.80% to 2.40%	1,894,999	11.11 to 22.74	45,459,701	0.14%	11.06% to 30.88%	****
SGI Variable Trust -CLS AdvisorOne Select Allocation Fund (RVBER)
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
2008	0.80% to 2.90%	371,153	6.21 to 5.99	2,273,127	1.10%	-42.60% to -43.87%
2007	0.80% to 2.40%	241,098	10.82 to 10.70	2,596,044	0.00%	8.16% to 7.01%	****
Variable Trust: Biotechnology Fund (RBF)
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
2008	0.65% to 2.90%	3,205,648	9.37 to 9.33	25,300,919	0.00%	-12.35% to -14.36%
2007	1.15% to 2.15%	942,389	9.36 to 8.77	8,602,365	0.00%	3.20% to 2.16%
SGI Variable Trust -CLS AdvisorOne Clermont Fund (RVCLR)
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
2008	0.80% to 2.90%	175,719	7.12 to 7.00	1,265,177	0.56%	-30.63% to -32.15%
2007	0.80% to 2.40%	183,136	10.27 to 10.38	1,920,893	3.66%	2.68% to 3.69%	****
Variable Trust: Commodities Strategy Fund (RVCMD)
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
2008	0.45% to 2.90%	2,197,097	6.05 to 4.42	10,151,821	1.91%	-49.25% to -50.49%
2007	0.80% to 2.40%	3,045,583	11.91 to 9.02	27,997,886	0.00%	19.10% to 27.80%	****
Variable Trust: Consumer Products Fund (RCPF)
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
2008	0.45% to 2.90%	1,447,943	8.23 to 8.66	17,640,235	0.21%	-23.73% to -25.64%
2007	0.80% to 2.40%	1,411,731	10.78 to 15.47	22,868,744	1.61%	7.79% to 8.47%	****
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
2008	0.80% to 2.90%	3,022,231	3.65 to 4.63	15,820,875	1.87%	-62.02% to -62.93%
2007	1.15% to 2.05%	1,178,525	14.14 to 13.70	16,505,318	0.83%	6.90% to 6.03%
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Trust: DWA Sector Rotation Fund (RVDSR)
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
Variable Trust: Electronics Fund (RELF)
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
2008	0.80% to 2.40%	106,957	4.47 to 4.21	485,237	0.00%	-50.51% to -51.42%
2007	0.80% to 2.40%	177,430	9.04 to 8.67	1,617,857	0.00%	-9.59% to -4.84%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Energy Fund (RENF)
2011	0.45% to 2.50%	431,951	$ 9.34 to $ 10.38	$9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
2008	0.45% to 2.45%	637,157	6.10 to 13.60	9,294,850	0.00%	-46.28% to -47.38%
2007	0.80% to 2.40%	1,787,020	11.34 to 25.93	48,872,378	0.00%	13.37% to 30.09%	****
Variable Trust: Energy Services Fund (RESF)
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
2008	0.45% to 2.90%	639,951	4.55 to 7.78	8,884,329	0.00%	-57.79% to -58.86%
2007	0.80% to 2.40%	1,302,965	10.76 to 31.57	43,367,729	0.00%	7.63% to 33.89%	****
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%
2008	1.15% to 2.35%	843,627	8.53 to 7.82	7,068,608	0.49%	-55.38% to -56.01%
2007	0.80% to 2.40%	1,920,923	10.39 to 17.71	36,071,440	2.40%	3.91% to 10.43%	****
Variable Trust: Financial Services Fund (RFSF)
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
2008	1.15% to 2.35%	654,279	6.30 to 5.77	4,044,436	0.00%	-48.64% to -49.40%
2007	0.80% to 2.40%	1,165,736	8.91 to 11.36	13,994,254	1.06%	-10.88% to -20.75%	****
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
2008	0.80% to 2.90%	1,869,412	15.76 to 14.18	34,074,962	2.82%	43.67% to 40.71%
2007	0.80% to 2.40%	2,018,451	10.97 to 12.13	25,810,098	3.65%	9.70% to 7.11%	****
Variable Trust: Health Care Fund (RHCF)
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
2008	0.80% to 2.90%	2,444,993	7.58 to 8.33	21,619,236	0.00%	-25.46% to -27.09%
2007	0.80% to 2.40%	1,987,359	10.17 to 11.35	23,750,436	0.00%	1.66% to 3.51%	****
Variable Trust: Internet Fund (RINF)
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
2008	0.80% to 2.40%	76,853	5.63 to 8.37	692,546	0.00%	-45.32% to -46.28%
2007	0.80% to 2.40%	1,266,765	10.30 to 15.58	20,753,720	0.00%	2.95% to 7.80%	****
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
2008	0.65% to 2.45%	499,333	16.09 to 9.17	4,788,981	0.37%	59.79% to 57.04%
2007	1.15% to 2.05%	365,708	6.14 to 5.93	2,221,573	5.38%	-10.04% to -10.97%
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
2008	0.65% to 2.15%	747,249	6.36 to 5.35	4,190,087	0.36%	-30.66% to -31.75%
2007	1.15% to 2.05%	770,197	8.22 to 7.87	6,265,305	2.89%	-5.62% to -6.47%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
2008	0.80% to 2.85%	424,757	13.48 to 8.95	4,030,502	0.99%	33.35% to 30.68%
2007	1.15% to 2.00%	124,504	7.31 to 7.07	902,071	2.64%	-3.12% to -3.99%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
2008	1.15% to 2.15%	627,733	6.18 to 5.72	3,805,228	0.27%	46.32% to 44.91%
2007	1.15% to 2.05%	1,120,118	4.22 to 3.97	4,642,937	4.93%	-12.31% to -13.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2011	0.45% to 2.50%	669,629	$ 5.58 to $ 4.84	$2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
2008	0.45% to 2.20%	329,174	12.61 to 8.65	2,961,396	0.77%	24.13% to 22.04%
2007	1.15% to 2.00%	482,460	7.38 to 7.14	3,534,718	3.11%	4.15% to 3.22%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
2008	1.15% to 2.45%	839,808	9.00 to 8.16	7,388,507	0.18%	37.65% to 35.94%
2007	1.15% to 2.05%	941,839	6.54 to 6.16	6,069,827	4.93%	-0.34% to -1.28%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%
2008	0.65% to 2.90%	677,085	6.05 to 7.04	5,044,057	0.37%	-33.41% to -35.03%
2007	0.80% to 2.35%	751,913	9.07 to 10.63	8,411,765	5.82%	-9.25% to -13.32%	****
Variable Trust: Leisure Fund (RLF)
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
2008	1.15% to 2.45%	50,985	8.95 to 8.14	447,214	0.00%	-49.68% to -50.44%
2007	0.80% to 2.40%	724,843	9.97 to 16.47	12,447,884	0.00%	-0.27% to -4.83%	****
Variable Trust: Managed Futures Strategy Fund (RVMFU)
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
2008	1.15% to 2.15%	193,966	9.72	1,885,881	0.00%	-2.76% to -2.81%	****
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
2008	0.80% to 2.90%	837,538	4.31 to 5.25	7,756,084	0.00%	-55.20% to -56.25%
2007	0.80% to 2.40%	721,452	9.61 to 19.60	15,011,216	1.33%	-3.86% to 1.15%	****
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
2008	0.80% to 2.90%	2,285,393	8.11 to 8.29	19,728,175	0.49%	-19.37% to -21.11%
2007	0.80% to 2.35%	2,157,687	10.06 to 10.63	23,274,631	3.97%	0.65% to 1.41%	****
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
2008	0.80% to 2.90%	2,777,616	2.97 to 3.56	9,530,939	0.16%	-72.82% to -73.49%
2007	1.15% to 2.15%	2,175,439	12.94 to 12.11	27,662,536	0.32%	26.72% to 25.54%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
2008	0.80% to 2.45%	581,368	6.11 to 8.05	5,040,754	0.12%	-42.38% to -43.39%
2007	0.80% to 2.20%	842,901	10.61 to 14.46	12,821,105	0.12%	6.12% to 15.29%	****
Variable Trust: Nova Fund (RNF)
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
2008	0.80% to 2.90%	2,615,083	4.41 to 5.15	15,360,297	0.34%	-54.84% to -55.90%
2007	0.80% to 2.40%	3,331,378	9.77 to 12.49	43,798,223	1.09%	-2.31% to -1.25%	****
Variable Trust: Precious Metals Fund (RPMF)
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
2008	0.45% to 2.85%	1,769,536	7.12 to 10.43	28,379,283	0.00%	-38.84% to -40.38%
2007	0.80% to 2.40%	1,493,671	11.62 to 25.23	39,756,266	0.00%	16.20% to 16.73%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Real Estate Fund (RREF)
2011	0.45% to 2.50%	526,180	$ 8.63 to $ 7.86	$8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
2008	0.80% to 2.85%	882,234	5.44 to 8.77	9,127,867	0.54%	-42.11% to -43.42%
2007	0.80% to 2.40%	1,220,492	9.40 to 17.12	21,901,406	1.52%	-5.97% to -21.05%	****
Variable Trust: Retailing Fund (RRF)
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
2008	0.65% to 2.85%	1,375,393	5.93 to 6.60	11,397,360	0.00%	-33.38% to -34.96%
2007	0.80% to 2.40%	175,243	8.89 to 12.05	2,221,363	0.00%	-11.10% to -14.69%	****
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
2008	0.65% to 2.90%	956,562	4.62 to 5.29	8,283,723	0.18%	-51.68% to -52.89%
2007	0.80% to 2.35%	713,902	9.55 to 17.13	12,930,976	0.91%	-4.47% to -8.90%	****
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%
2008	1.15% to 2.45%	3,510,537	4.33 to 3.92	14,914,874	0.00%	-68.35% to -68.89%
2007	1.15% to 2.05%	1,158,234	13.68 to 12.93	15,569,188	0.82%	-0.55% to -1.38%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
2008	0.80% to 2.90%	862,172	6.05 to 6.08	5,672,872	0.00%	-40.31% to -41.64%
2007	0.80% to 2.15%	1,757,917	10.13 to 10.84	19,545,800	0.00%	1.30% to 2.69%	****
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
2008	0.80% to 2.90%	729,421	4.71 to 5.33	4,552,990	1.11%	-49.07% to -50.26%
2007	0.80% to 2.40%	581,997	9.26 to 11.96	7,209,802	0.97%	-7.43% to -7.60%	****
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
2008	0.45% to 2.90%	629,723	6.49 to 7.11	5,081,722	0.00%	-36.43% to -38.06%
2007	0.80% to 2.15%	685,021	10.19 to 12.51	8,811,803	0.00%	1.94% to 6.16%	****
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
2008	0.80% to 2.45%	511,572	5.21 to 6.98	3,743,691	0.00%	-44.08% to -45.10%
2007	1.15% to 2.40%	389,952	13.33 to 12.74	5,147,605	1.40%	-5.95% to -7.09%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
2008	0.45% to 2.90%	805,732	6.33 to 6.63	6,530,777	0.00%	-34.61% to -36.30%
2007	0.80% to 2.35%	383,469	9.67 to 12.15	4,819,484	0.00%	-3.35% to -2.43%	****
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
2008	0.80% to 2.90%	920,313	4.70 to 5.04	5,629,689	0.95%	-43.95% to -45.26%
2007	1.15% to 2.35%	288,414	11.13 to 10.66	3,178,063	0.13%	-21.28% to -22.23%
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
2008	0.80% to 2.85%	652,158	9.57 to 7.89	5,357,764	0.00%	4.72% to 2.50%
2007	1.15% to 2.05%	125,974	8.00 to 7.84	1,000,152	0.00%	-11.92% to -12.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Technology Fund (RTEC)
2011	0.45% to 2.50%	376,999	$ 8.50 to $ 8.33	$4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
2008	1.15% to 2.40%	456,034	8.04 to 7.33	3,600,906	0.00%	-46.04% to -46.79%
2007	0.80% to 2.40%	1,360,335	10.00 to 13.78	19,766,820	0.00%	-0.03% to 7.77%	****
Variable Trust: Telecommunications Fund (RTEL)
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
2008	0.80% to 2.40%	347,588	5.15 to 5.65	2,122,714	0.10%	-45.78% to -46.74%
2007	0.80% to 2.40%	1,885,711	9.51 to 10.61	21,038,496	0.21%	-4.94% to 6.67%	****
Variable Trust: Transportation Fund (RTRF)
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
2008	0.80% to 2.90%	1,626,125	6.38 to 7.60	18,128,427	0.00%	-25.86% to -27.51%
2007	0.80% to 2.40%	403,231	8.61 to 14.49	6,107,051	0.00%	-13.92% to -10.93%	****
Variable Trust: Utilities Fund (RUTL)
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%
2008	0.45% to 2.90%	2,807,582	7.53 to 9.13	24,479,885	0.46%	-29.89% to -31.66%
2007	0.80% to 2.40%	2,671,079	10.73 to 12.01	33,808,393	1.46%	7.31% to 10.23%	****
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
2008	1.15% to 2.15%	311,567	11.36 to 11.00	3,511,666	0.00%	-13.25% to -14.09%
2007	1.15% to 2.05%	333,314	13.09 to 12.84	4,344,954	18.79%	16.75% to 15.75%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Ivy Fund Variable Insurance Portfolios, Inc. -Asset Strategy (WRASP)
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	1.15% to 1.85%	83,241	7.56 to 7.21	620,814	0.00%	-46.72% to -47.18%
2007	1.15% to 2.05%	105,552	14.20 to 13.50	1,475,992	0.00%	7.71% to 6.78%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.45% to 2.90%	34,269,411	10.22 to 10.01	352,153,977	1.16%	0.78% to -1.69%
2007	0.45% to 2.40%	23,647,331	10.14 to 9.69	243,632,327	4.56%	1.44% to 1.76%	****
Variable Trust: International Opportunity Fund(obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
2008	0.80% to 2.90%	992,693	6.43 to 6.33	6,342,715	0.00%	-35.73% to -36.70%	****
Variable Trust: Multi-Cap Core Equity Fund(obsolete) (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
2008	0.80% to 2.90%	222,483	5.71 to 6.04	1,400,633	1.74%	-39.45% to -40.83%
2007	0.80% to 2.35%	468,895	9.44 to 10.33	4,913,992	0.67%	-5.61% to -7.46%	****
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.80% to 2.90%	1,302,678	7.59 to 7.83	10,594,467	2.15%	-24.45% to -26.10%
2007	0.80% to 2.35%	663,743	10.04 to 10.73	7,224,928	4.28%	0.41% to 0.75%	****
Western Asset Variable Money Market Portfolio(obsolete) (SBMMP)
2009	1.30%	14,536	13.41	194,892	0.17%	-1.08%
2008	1.30%	6,991	13.55	94,751	2.57%	1.28%
2007	1.30%	8,536	13.38	114,231	4.79%	3.55%

2011	Reserves for annuity contracts in payout phase:	143,761
2011	Contract owners equity:	$1,059,222,360
2010	Reserves for annuity contracts in payout phase:	230,615
2010	Contract owners equity:	$1,112,505,376
2009	Reserves for annuity contracts in payout phase:	519,480
2009	Contract owners equity:	$1,061,727,245
2008	Reserves for annuity contracts in payout phase:	841,754
2008	Contract owners equity:	$943,091,391
2007	Reserves for annuity contracts in payout phase:	1,565,433
2007	Contract owners equity:	$1,233,502,374

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.
partc.htm
PART C. OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(a)	Nationwide Variable Account-4:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 201 1 .

Statement of Operations for the year ended
December 31, 201 1 .

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 201 1
and 20 10 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 201 1 , 20 10 and
200 9 .

Consolidated Balance Sheets as of December
31, 201 1 and 20 10 .

Consolidated Statements of Changes in
Equity as of December 31, 201 1 , 20 10 and 200 9 .

Consolidated Statements of Cash Flows for
the years ended December 31, 201 1 , 20 10
and 200 9 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously on April 18, 2008 with Post-Effective Amendment No. 20 to the Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

(2)	Not Applicable.

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (1933 Act File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Fund Participation Agreements.

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".

(2)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".

(3)	Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, under document "frankfpa99h8.htm".

(4)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, as amended, dated February 1, 2003, under document "mfsfpa99h11.htm".

(5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm".

(6)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".

(7)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002, under document "univfpa99h16.htm".

The following Fund Participation Agreements were previously filed on September 27, 2007 with post-effective amendment number 3 of registration statement (333-164118) under Exhibit 24(b), and are hereby incorporated by reference.

(8)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

(9)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) as amended, dated April 13, 2004, under document "blackrockfpa.htm".

(10)	Fund Participation Agreement with Credit Suisse Asset Management, LLC and Calvert Distributor, Inc., dated January 3, 2000, under document "creditsuissefpa.htm".

(11)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002, under document "pimcofpa.htm".

(12)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002, under document "pioneerfpa.htm".

(13)	Fund Participation Agreement with Van Eck Investment Trust, Van E c k Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1999, under document "vaneckfpa.htm".

(14)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".

The following Fund Participation Agreement w as previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.

(15) Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document "rydexfundpartagreement.htm".

The following Fund Participation Agreement was previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.

(16) Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010 , under document "profundfpa.htm".

The following Fund Participation Agreement is attached hereto:

(17) Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012, as document "direxionfpa.htm".

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(9)	Opinion of Counsel – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
THI Holdings (Delaware), Inc.*	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.          Number of Contract Owners

The number of Qualified and Non - Qualified contract owners as of February 1, 201 2 was 5,022 and 4,004 respectively.

Item 28.          Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account -A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financ e Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.           Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of th is Registration Statement and has caused th e Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 13 th day of April, 201 2 .
NATIONWIDE VARIABLE ACCOUNT-4
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 13 th day of April, 201 2 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER.
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact